UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.07%

COMMON STOCKS 13.67%

Auto Parts 0.55%

Mobileye NV (Israel)*(a)	124	$4,399,520

Biotechnology 0.46%

Vertex Pharmaceuticals, Inc.*	31	3,702,330

Building Products 0.50%

RPM International, Inc.	79	3,993,450

Food 0.59%

WhiteWave Foods Co. (The)*	115	4,709,250

Insurance: Life 0.41%

Prudential Financial, Inc.	40	3,234,000

Insurance: Multi-Line 0.40%

Hanover Insurance Group, Inc. (The)	45	3,160,800

Internet Software & Services 1.89%

Alibaba Group Holding Ltd. ADR*	17	1,447,040
Bazaarvoice, Inc.*	170	1,572,500
GrubHub, Inc.*	95	3,990,950
King Digital Entertainment plc (Ireland)(a)	298	4,705,420
Rackspace Hosting, Inc.*	67	3,327,890
Total		15,043,800

Lodging 0.48%

Wyndham Worldwide Corp.	41	3,787,272

Miscellaneous: Financial 0.86%

Alliance Data Systems Corp.*	11	3,119,312
Ares Management LP	183	3,714,900
Total		6,834,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments	Shares (000)	Fair Value
Oil & Gas Products 0.55%

Parsley Energy, Inc.	260	$3,755,258
Parsley Energy, Inc. Class A*	40	596,836
Total		4,352,094

Pharmaceuticals 0.30%

Achillion Pharmaceuticals, Inc.*	195	2,367,300

Precious Metals 0.25%

Royal Gold, Inc.	28	2,018,800

Real Estate 0.85%

Ares Commercial Real Estate Corp.	20	242,400
Boston Properties, Inc.	45	6,183,450
InfraREIT, Inc.*	12	314,592
Total		6,740,442

Restaurants 1.01%

Shake Shack, Inc. Class A*	3	116,505
Starbucks Corp.	38	3,552,430
Yum! Brands, Inc.	54	4,379,940
Total		8,048,875

Retail: Specialty 1.10%

Netflix, Inc.*	4	1,662,185
VF Corp.	57	4,369,620
Vince Holding Corp.*	119	2,704,870
Total		8,736,675

Semiconductors 0.94%

ASML Holding NV (Netherlands)(a)	38	4,091,840
Freescale Semiconductor Ltd.*	95	3,430,450
Total		7,522,290

Software - Applications & Systems 2.53%

Cognizant Technology Solutions Corp. Class A*	70	4,373,950
FireEye, Inc.*	126	5,578,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments			Shares (000)	Fair Value
Software - Applications & Systems (continued)

Splunk, Inc.*			46	$3,093,500
VeriFone Systems, Inc.*			106	3,730,140
VMware, Inc. Class A*			40	3,402,800
Total				20,178,410
Total Common Stocks (cost $101,586,266)				108,829,520

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 68.67%

Autos 5.10%

Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	$14,648	19,177,894
Tesla Motors, Inc.	1.25%	3/1/2021	25,130	21,439,031
Total				40,616,925

Biotechnology 3.61%

Array BioPharma, Inc.	3.00%	6/1/2020	1,990	2,635,506
BioMarin Pharmaceutical, Inc.	1.50%	10/15/2020	3,400	4,679,250
Cepheid, Inc.	1.25%	2/1/2021	5,350	5,965,250
Clovis Oncology, Inc.†	2.50%	9/15/2021	6,000	8,482,500
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,425	7,011,891
Total				28,774,397

Building Products 0.25%

Abengoa SA (Spain)†(a)	5.125%	3/5/2017	2,000	2,000,000

Commercial Services 0.44%

Live Nation Entertainment, Inc.†	2.50%	5/15/2019	3,270	3,511,163

Computers & Peripherals 1.39%

SanDisk Corp.	0.50%	10/15/2020	10,250	11,089,219

Diversified Financials 2.75%

Janus Capital Group, Inc.	0.75%	7/15/2018	1,660	2,590,638
MGIC Investment Corp.	2.00%	4/1/2020	5,165	7,347,212
PRA Group, Inc.	3.00%	8/1/2020	11,260	11,921,525
Total				21,859,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
e-Commerce 2.27%

HomeAway, Inc.†	0.125%	4/1/2019	$18,855	$18,041,878

Electronic Equipment & Instruments 1.02%

InvenSense, Inc.	1.75%	11/1/2018	7,980	8,099,700

Entertainment 1.09%

CenterPoint Energy, Inc.	3.943%	9/15/2029	133	8,639,592

Health Equipment & Supply 2.86%

Alere, Inc.	3.00%	5/15/2016	5,860	6,724,350
Fluidigm Corp.	2.75%	2/1/2034	8,705	9,640,787
Spectranetics Corp. (The)	2.625%	6/1/2034	5,000	6,375,000
Total				22,740,137

Health Services 4.55%

Carriage Services, Inc.†	2.75%	3/15/2021	13,495	15,881,995
Omnicare, Inc.	3.25%	12/15/2035	7,305	8,597,072
Omnicare, Inc.	3.50%	2/15/2044	9,592	11,750,200
Total				36,229,267

Homebuilders 0.90%

Lennar Corp.†	3.25%	11/15/2021	1,845	3,985,200
Toll Brothers Finance Corp.	0.50%	9/15/2032	3,040	3,186,300
Total				7,171,500

Internet Software & Services 10.52%

Cornerstone OnDemand, Inc.	1.50%	7/1/2018	7,241	7,177,641
LinkedIn Corp.†	0.50%	11/1/2019	11,105	12,625,053
Priceline Group, Inc. (The)	1.00%	3/15/2018	10,755	15,177,994
Twitter, Inc.†	1.00%	9/15/2021	18,680	18,201,325
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	2,290	3,144,456
Yahoo!, Inc.	Zero Coupon	12/1/2018	25,330	27,372,231
Total				83,698,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure Facilities 0.49%

MGM Resorts International	4.25%	4/15/2015	$3,335	$3,933,216

Machinery 1.38%

Chart Industries, Inc.	2.00%	8/1/2018	11,340	10,992,712

Miscellaneous: Energy 1.32%

SolarCity Corp.†	1.625%	11/1/2019	11,950	10,545,875

Miscellaneous: Materials 1.93%

RTI International Metals, Inc.	1.625%	10/15/2019	15,470	15,324,969

Miscellaneous: Transportation 0.68%

XPO Logistics, Inc.	4.50%	10/1/2017	2,000	5,442,500

Oil & Gas Products 0.68%

Energy XXI Ltd.	3.00%	12/15/2018	13,946	5,438,940

Oil: Integrated 3.45%

Chesapeake Energy Corp.	2.50%	5/15/2037	19,504	19,016,400
PDC Energy, Inc.†	3.25%	5/15/2016	6,295	8,443,169
Total				27,459,569

Pharmaceuticals 4.31%

Gilead Sciences, Inc.	1.625%	5/1/2016	3,845	17,487,560
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	3,465	4,227,300
Mylan, Inc.	3.75%	9/15/2015	2,920	12,552,350
Total				34,267,210

Precious Metals 0.29%

Royal Gold, Inc.	2.875%	6/15/2019	2,125	2,300,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Specialty 2.01%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	$15,805	$16,032,197

Semiconductors 9.45%

Intel Corp.	3.25%	8/1/2039	6,195	10,245,012
Lam Research Corp.	0.50%	5/15/2016	6,225	8,446,547
Microchip Technology, Inc.†	1.625%	2/15/2025	1,900	2,028,250
Micron Technology, Inc.	2.125%	2/15/2033	5,340	15,012,075
Micron Technology, Inc.	3.00%	11/15/2043	10,505	12,697,919
Rambus, Inc.	1.125%	8/15/2018	8,149	9,646,379
SunPower Corp.	0.75%	6/1/2018	11,860	17,182,175
Total				75,258,357

Software - Applications & Systems 4.65%

KEYW Holding Corp. (The)	2.50%	7/15/2019	8,000	6,505,000
Proofpoint, Inc.	1.25%	12/15/2018	4,400	6,806,250
PROS Holdings, Inc.†	2.00%	12/1/2019	2,580	2,594,512
salesforce.com, Inc.	0.25%	4/1/2018	8,700	10,581,375
ServiceNow, Inc.	Zero Coupon	11/1/2018	8,680	10,497,375
Total				36,984,512

Steel 1.28%

U.S. Steel Corp.	2.75%	4/1/2019	8,430	10,152,881
Total Convertible Bonds (cost $528,173,647)				546,605,104

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 15.18%

Banks: Regional 4.06%

Wells Fargo & Co.	7.50%		27	32,324,184

Diversified Financials 1.25%

AMG Capital Trust II	5.15%		161	9,992,062

Diversified Metals & Mining 0.95%

Alcoa, Inc.	5.375%		156	7,547,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments	Dividend Rate		Shares (000)	Fair Value
Homebuilders 0.99%

William Lyon Homes, Inc. Unit	6.50%		67	$7,861,438

Oil: Integrated 0.61%

Penn Virginia Corp.†	6.00%		82	4,873,875

Pharmaceuticals 3.07%

Actavis plc	5.50%		24	24,418,800

Real Estate 1.75%

American Tower Corp.	5.50%		138	13,921,875

Utilities: Electric 2.09%

NextEra Energy, Inc.	5.799%		292	16,661,384

Wireless Communications Services 0.41%

T-Mobile US, Inc.	5.50%		54	3,243,963
Total Convertible Preferred Stocks (cost $120,393,202)				120,845,561

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 0.55%

Banks: Regional

Wells Fargo & Co.† (cost $4,320,000)	0.125%	4/28/2021	$4,320	4,327,344

	Exercise Price	Expiration Date	Shares (000)
WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	—	(b)
Total Long-Term Investments (cost $754,473,115)				780,607,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 4.37%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $34,960,000 of U.S. Treasury Note at 1.625% due 4/30/2019; value: $35,484,400; proceeds: $34,785,462 (cost $34,785,462)	$34,785	$34,785,462
Total Investments in Securities 102.44% (cost $789,258,577)		815,392,991
Liabilities in Excess of Other Assets (2.44%)		(19,391,259)
Net Assets 100.00%		$796,001,732

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Valued at zero as of February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks
Oil & Gas Products	$596,836	$3,755,258	$—		$4,352,094
Remaining Industries	104,477,426	—	—		104,477,426
Convertible Bonds	—	546,605,104	—		546,605,104
Convertible Preferred Stocks
Banks: Regional(3)	32,324,184	—	—		32,324,184
Diversified Financials	—	9,992,062	—		9,992,062
Diversified Metals & Mining(3)	7,547,980	—	—		7,547,980
Homebuilders	—	7,861,438	—		7,861,438
Oil: Integrated	—	4,873,875	—		4,873,875
Pharmaceuticals	24,418,800	—	—		24,418,800
Real Estate	13,921,875	—	—		13,921,875
Utilities: Electric	16,661,384	—	—		16,661,384
Wireless Communications Services	3,243,963	—	—		3,243,963
Corporate Bond	—	4,327,344	—		4,327,344
Warrant	—	—	—	(4)	—	(4)
Repurchase Agreement	—	34,785,462	—		34,785,462
Total	$203,192,448	$612,200,543	$—	(4)	$815,392,991

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of February 28, 2015, Alcoa, Inc. and Wells Fargo & Co. were categorized as Level 1 due to active market trading. During the period ended February 28, 2015, $22,454,833 was transferred from Level 2 to Level 1.
(4)	Valued at zero as of February 28, 2015.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2014	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of February 28, 2015	$—	(1)

(1) Valued at zero as of December 1, 2014 and February 28, 2015, respectively.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.59%

ASSET-BACKED SECURITIES 19.09%

Automobiles 6.98%

Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	$195	$195,196
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	528	528,328
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	2,536	2,536,992
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	684	683,574
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	1,113	1,113,180
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	4,722	4,719,130
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	3,765	3,778,974
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	1,559	1,559,217
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	2,019	2,019,476
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	2,555	2,555,742
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	151	150,965
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	223	223,488
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	522	522,122
BMW Vehicle Lease Trust 2013-1 A4	0.66%	6/20/2016	2,570	2,570,717
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	3,905	3,912,697
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	2,111	2,110,716
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	3,620	3,621,043
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	417	417,166
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	1,476	1,477,131
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	362	361,057
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	1,355	1,356,266
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	666	665,297
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	2,195	2,200,095
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	1,154	1,154,338
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	2,900	2,898,106
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	753	752,966
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	375	375,293
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	310	309,733
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,020	2,020,717
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	179	179,060
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	1,503	1,503,229
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,133	3,133,163
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	2,029	2,028,564
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	560	560,212
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	3,792	3,792,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	$3,490	$3,487,011
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	2,857	2,856,356
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	599	598,581
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	3,105	3,104,714
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	1,105	1,104,538
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	27	27,194
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	805	805,097
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	3,800	3,798,818
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	1,453	1,452,417
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	745	744,752
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	4,720	4,721,718
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	2,171	2,174,138
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	651	651,221
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	228	227,864
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	457	456,657
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	769	769,446
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	341	341,083
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	4,530	4,546,269
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	1,195	1,198,167
Total				91,052,780

Credit Cards 6.48%

American Express Credit Account Master Trust 2005-2 A	0.273%#	10/16/2017	3,850	3,849,802
American Express Credit Account Master Trust 2012-2 A	0.68%	3/15/2018	4,510	4,514,999
American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	1,990	1,999,037
Bank of America Credit Card Trust 2014-A3 A	0.462%#	1/15/2020	2,250	2,250,174
Barclays Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	1,350	1,349,998
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	3,245	3,256,186
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	5,400	5,406,388
Chase Issuance Trust 2012-A5	0.59%	8/15/2017	5,125	5,127,857
Chase Issuance Trust 2012-A8	0.54%	10/16/2017	1,450	1,450,102
Chase Issuance Trust 2013-A5 A	0.47%	5/15/2017	6,850	6,851,130
Chase Issuance Trust 2013-A8	1.01%	10/15/2018	1,850	1,852,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Citibank Credit Card Issuance Trust 2003-A7	4.15%		7/7/2017	$3,066	$3,107,008
Citibank Credit Card Issuance Trust 2005-A2	4.85%		3/10/2017	3,665	3,670,858
Citibank Credit Card Issuance Trust 2012-A1	0.55%		10/10/2017	5,140	5,140,537
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	3,210	3,230,416
Discover Card Execution Note Trust 2012-B3	0.623	%#	5/15/2018	1,650	1,649,089
Discover Card Master Trust 2012-A3 A	0.86%		11/15/2017	8,250	8,258,671
Synchrony Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	6,360	6,370,106
Synchrony Credit Card Master Note Trust 2011-2 A	0.653	%#	5/15/2019	3,205	3,210,061
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%		6/15/2018	6,425	6,433,722
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	3,065	3,058,363
World Financial Network Credit Card Master Trust 2014-A	0.553	%#	12/15/2019	2,410	2,410,601
Total					84,447,506

Other 5.63%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.474	%#	4/16/2021	1,413	1,397,085
Avenue CLO VI Ltd. 2007-6A A2†	0.607	%#	7/17/2019	1,250	1,239,664
Avery Point IV CLO Ltd. 2014-1A A†	1.776	%#	4/25/2026	2,500	2,505,254
BlueMountain CLO Ltd. 2014-3A A1†	1.48	%#	10/15/2026	1,900	1,894,081
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.75	%#	10/15/2026	2,000	2,002,722
Carlyle Global Market Strategies CLO Ltd. 2014-4A B†	2.70	%#	10/15/2026	1,850	1,851,963
Cent CDO XI Ltd. 2006-11A A1†	0.516	%#	4/25/2019	1,493	1,472,442
CIFC Funding II Ltd. 2014-2A A1L†	1.743	%#	5/24/2026	1,300	1,300,554
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.503	%#	7/17/2023	3,500	3,477,693
Fore CLO Ltd. 2007-1A A2†	0.707	%#	7/20/2019	850	844,298
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.547	%#	12/20/2020	1,500	1,493,495
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733	%#	10/15/2026	3,500	3,487,565
Gleneagles CLO Ltd. 2005-1A B†	0.805	%#	11/1/2017	600	593,230
Harch CLO III Ltd. 2007-1A B†	0.653	%#	4/17/2020	750	740,505
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,000	999,459
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,100	1,099,515
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,500	1,474,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T5 AT5†	1.979%		8/15/2046	$2,000	$1,985,553
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,500	1,488,940
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	3,500	3,507,098
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	590	585,685
HLSS Servicer Advance Receivables Trust 2012-T2 B2†	2.48%		10/15/2045	865	865,148
HLSS Servicer Advance Receivables Trust 2012-T2 D2†	4.94%		10/15/2045	360	360,114
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	580	572,887
HLSS Servicer Advance Receivables Trust 2013-T1 B2†	1.744%		1/16/2046	1,850	1,850,771
HLSS Servicer Advance Receivables Trust 2013-T1 B3†	2.734%		1/15/2048	1,150	1,036,045
JFIN Revolver CLO Ltd. 2013-1A A†	1.507	%#	1/20/2021	2,249	2,250,996
JFIN Revolver CLO Ltd. 2014-2A A2†	1.561	%#	2/20/2022	850	845,745
KKR Financial CLO Ltd. 2007-1A A†	0.607	%#	5/15/2021	1,684	1,674,451
KKR Financial CLO Ltd. 2007-1A B†	1.007	%#	5/15/2021	1,250	1,218,735
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,600	1,595,834
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	950	954,111
Oaktree CLO Ltd. 2014-2A A1A†	1.762	%#	10/20/2026	3,000	2,997,570
Oaktree CLO Ltd. 2014-2A A2A†	2.332	%#	10/20/2026	2,000	1,982,877
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773	%#	4/15/2026	3,000	3,006,356
Octagon Loan Funding Ltd. 2014-1A A1†	1.706	%#	11/18/2026	1,275	1,273,726
SLM Private Education Loan Trust 2010-A 2A†	3.423	%#	5/16/2044	1,630	1,724,718
SLM Private Education Loan Trust 2011-B A1†	1.023	%#	12/16/2024	326	327,426
SLM Private Education Loan Trust 2012-A A1†	1.573	%#	8/15/2025	458	463,007
SLM Private Education Loan Trust 2012-C A1†	1.272	%#	8/15/2023	3,033	3,048,470
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.577	%#	4/17/2021	1,750	1,709,273
Venture VIII CDO Ltd. 2007-8A A1A†	0.537	%#	7/22/2021	1,163	1,150,359
Venture XVI CLO Ltd. 2014-16A A1L†	1.753	%#	4/15/2026	3,746	3,738,710
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	2,000	1,990,952
Westchester CLO Ltd. 2007-1A A1A†	0.48	%#	8/1/2022	1,304	1,293,170
Total					73,372,399
Total Asset-Backed Securities (cost $249,076,300)					248,872,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 27.88%

Automotive 0.35%

Ford Motor Co.	6.375%	2/1/2029	$697	$854,521
Ford Motor Co.	6.625%	10/1/2028	1,311	1,672,449
Ford Motor Co.	7.45%	7/16/2031	670	938,311
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	1,000	1,029,180
Total				4,494,461

Banks: Money Center 0.01%

Zions Bancorporation	4.50%	6/13/2023	121	127,433

Banks: Regional 3.56%

Banco Bradesco SA†	5.75%	3/1/2022	2,900	3,067,910
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.125%	6/6/2024	700	698,040
Citigroup, Inc.	5.50%	9/13/2025	7,225	8,197,203
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	2,825	3,305,792
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,911	3,440,854
HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033	1,143	1,346,991
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	1,100	1,255,514
JPMorgan Chase & Co.	3.875%	9/10/2024	6,901	7,048,992
Lloyds Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	3,455	4,061,957
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	2,231	2,623,161
Morgan Stanley	4.10%	5/22/2023	418	432,231
Morgan Stanley	4.35%	9/8/2026	2,281	2,380,474
Morgan Stanley	5.00%	11/24/2025	2,610	2,879,530
Morgan Stanley	6.00%	4/28/2015	1,100	1,108,940
Wells Fargo & Co.	4.10%	6/3/2026	4,379	4,589,477
Total				46,437,066

Beverages 0.10%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	1,000	907,500
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	354	346,035
Total				1,253,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.41%

Amgen, Inc.	6.40%	2/1/2039	$4,053	$5,292,363

Broadcasting 0.17%

Cox Communications, Inc.†	8.375%	3/1/2039	1,585	2,276,520

Brokers 0.64%

Jefferies Group LLC	6.875%	4/15/2021	3,625	4,120,356
Raymond James Financial, Inc.	8.60%	8/15/2019	3,380	4,197,551
Total				8,317,907

Building Materials 0.02%

Owens Corning	9.00%	6/15/2019	199	240,427

Business Services 0.23%

Expedia, Inc.	4.50%	8/15/2024	3,000	3,031,776

Cable Services 0.29%

Time Warner Cable, Inc.	6.55%	5/1/2037	1,602	1,938,783
Time Warner Cable, Inc.	7.30%	7/1/2038	1,445	1,889,147
Total				3,827,930

Chemicals 0.86%

Albemarle Corp.	4.15%	12/1/2024	1,100	1,143,165
Alfa SAB de CV (Mexico)†(a)	5.25%	3/25/2024	900	967,500
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	1,500	1,541,700
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	1,157	1,245,420
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	550	591,525
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,300	3,172,988
NewMarket Corp.	4.10%	12/15/2022	1,532	1,585,963
OCP SA (Morocco)†(a)	6.875%	4/25/2044	865	980,910
Total				11,229,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications Technology 0.28%

Motorola Solutions, Inc.	3.75%	5/15/2022	$1,887	$1,927,365
Motorola Solutions, Inc.	4.00%	9/1/2024	1,646	1,708,375
Total				3,635,740

Computer Software 0.05%

Adobe Systems, Inc.	3.25%	2/1/2025	610	615,720

Construction/Homebuilding 0.11%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	800	638,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,030	849,750
Total				1,487,750

Consumer Products 0.16%

Tupperware Brands Corp.	4.75%	6/1/2021	1,998	2,142,156

Data Product, Equipment & Communications 0.10%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	1,250	1,326,204

Diversified 0.07%

Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	830	852,479

Drugs 0.13%

Express Scripts Holding Co.	6.125%	11/15/2041	1,365	1,749,645

Electric: Power 0.81%

CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	750	807,876
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,944	2,307,398
E.CL SA (Chile)†(a)	4.50%	1/29/2025	960	1,005,968
Empresas Publicas de Medellin ESP (Colombia)†(a)	7.625%	7/29/2019	1,400	1,662,500
Entergy Corp.	5.125%	9/15/2020	2,363	2,617,793
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,098,736
Total				10,500,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.13%

PerkinElmer, Inc.	5.00%	11/15/2021	$1,564	$1,739,850

Electronics: Semi-Conductors/Components 0.21%

KLA-Tencor Corp.	4.65%	11/1/2024	2,600	2,750,922

Energy Equipment & Services 0.68%

Alta Wind Holdings LLC†	7.00%	6/30/2035	991	1,128,204
Energy Transfer Partners LP	6.625%	10/15/2036	960	1,158,439
Energy Transfer Partners LP	7.50%	7/1/2038	1,013	1,309,561
Energy Transfer Partners LP	9.00%	4/15/2019	1,865	2,275,951
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,965,363
Total				8,837,518

Engineering & Contracting Services 0.14%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	1,800	1,840,282

Financial Services 2.71%

Air Lease Corp.	3.875%	4/1/2021	1,000	1,035,000
Air Lease Corp.	4.25%	9/15/2024	1,275	1,316,438
Air Lease Corp.	4.75%	3/1/2020	1,500	1,623,750
Bank of America Corp.	4.20%	8/26/2024	5,350	5,546,259
Bank of America Corp.	4.25%	10/22/2026	1,950	2,001,002
Bank of America Corp.	5.875%	1/5/2021	2,095	2,451,267
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,216	2,321,686
General Electric Capital Corp.	6.75%	3/15/2032	4,461	6,201,250
Lender Processing Services, Inc.	5.75%	4/15/2023	3,456	3,684,960
Rio Oil Finance Trust Series 2014-1 (Brazil)†(a)	6.25%	7/6/2024	800	724,223
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	2,615	3,449,148
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,177	2,356,113
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	1,748	1,813,550
Western Union Co. (The)	3.35%	5/22/2019	780	804,179
Total				35,328,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.46%

Moody’s Corp.	4.50%	9/1/2022	$1,350	$1,459,358
Moody’s Corp.	5.50%	9/1/2020	1,550	1,776,544
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	1,450	1,615,101
Wells Fargo Bank NA	5.85%	2/1/2037	880	1,143,009
Total				5,994,012

Food 0.17%

Flowers Foods, Inc.	4.375%	4/1/2022	625	667,868
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	1,500	1,588,125
Total				2,255,993

Food/Beverage 0.03%

Sigma Alimentos SA de CV (Mexico)†(a)	6.875%	12/16/2019	313	362,297

Government 0.05%

Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	677,132

Health Care 0.16%

Zoetis, Inc.	3.25%	2/1/2023	2,088	2,082,661

Health Care Products 0.70%

Forest Laboratories, Inc.†	4.375%	2/1/2019	3,765	4,008,193
Forest Laboratories, Inc.†	5.00%	12/15/2021	3,344	3,678,226
Medtronic, Inc.†	4.375%	3/15/2035	1,255	1,369,787
Total				9,056,206

Health Care Services 0.37%

Omega Healthcare Investors, Inc.	4.95%	4/1/2024	607	640,385
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,533	2,729,307
Senior Housing Properties Trust	6.75%	12/15/2021	1,250	1,449,660
Total				4,819,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Industrial Products 0.04%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	$500	$488,430

Insurance 0.69%

Symetra Financial Corp.†	6.125%	4/1/2016	965	1,005,809
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,782	5,502,767
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	554	566,121
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,959,505
Total				9,034,202

Leasing 0.42%

Aviation Capital Group Corp.†	6.75%	4/6/2021	1,314	1,498,050
Aviation Capital Group Corp.†	7.125%	10/15/2020	3,494	4,031,342
Total				5,529,392

Leisure 0.12%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,230	1,606,883

Lodging 0.59%

Host Hotels & Resorts LP	5.25%	3/15/2022	3,740	4,128,182
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,794,742
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	1,750	1,810,650
Total				7,733,574

Machinery: Agricultural 0.72%

Imperial Tobacco Finance plc (United Kingdom)†(a)	3.50%	2/11/2023	487	494,879
Lorillard Tobacco Co.	6.875%	5/1/2020	1,184	1,409,502
Lorillard Tobacco Co.	8.125%	6/23/2019	1,568	1,914,861
Lorillard Tobacco Co.	8.125%	5/1/2040	1,550	2,217,894
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	2,950	3,314,841
Total				9,351,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.18%

Hillenbrand, Inc.	5.50%	7/15/2020	$1,595	$1,731,449
Trinity Industries, Inc.	4.55%	10/1/2024	671	667,544
Total				2,398,993

Media 1.17%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,641,973
21st Century Fox America, Inc.	6.90%	8/15/2039	1,177	1,648,849
Discovery Communications LLC	6.35%	6/1/2040	1,650	2,019,552
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,809	3,951,837
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	1,855	1,958,138
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	776	808,507
Time Warner, Inc.	7.625%	4/15/2031	1,485	2,097,098
Viacom, Inc.	4.85%	12/15/2034	1,050	1,084,181
Total				15,210,135

Metals & Minerals: Miscellaneous 0.23%

Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	2,105	2,098,881
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	831	865,430
Total				2,964,311

Natural Gas 0.44%

Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	1,800	1,893,780
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	450	468,841
Kinder Morgan, Inc.	8.05%	10/15/2030	367	453,267
SourceGas LLC†	5.90%	4/1/2017	886	949,870
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,000	1,279,411
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	700	699,125
Total				5,744,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.51%

Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	$816	$890,428
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%	9/1/2021	403	431,949
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	370	375,379
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.875%	5/7/2025	250	225,310
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	250	240,000
Petroleos Mexicanos (Mexico)†(a)	4.25%	1/15/2025	300	302,850
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	414,750
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	2,315	2,380,781
Valero Energy Corp.	10.50%	3/15/2039	830	1,375,927
Total				6,637,374

Oil: Crude Producers 1.08%

Apache Corp.	6.00%	1/15/2037	1,115	1,338,584
Enbridge Energy Partners LP	9.875%	3/1/2019	2,000	2,511,516
Enterprise Products Operating LLC	7.55%	4/15/2038	1,325	1,886,534
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,198,737
Kerr-McGee Corp.	7.875%	9/15/2031	945	1,317,769
Kinder Morgan, Inc.	5.30%	12/1/2034	172	182,863
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,201,912
Southeast Supply Header LLC†	4.25%	6/15/2024	1,086	1,104,192
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	1,250	1,346,500
Total				14,088,607

Oil: Integrated Domestic 0.93%

El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	1,000	1,277,748
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	2,064	2,182,680
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	2,425	2,581,107
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,300	1,565,052
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,623,544
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	2,842,470
Total				12,072,601

Oil: Integrated International 1.01%

Eni SpA (Italy)†(a)	5.70%	10/1/2040	4,800	5,499,547
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	1,650	1,683,000
Transocean, Inc.	6.375%	12/15/2021	3,341	2,952,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)

Weatherford International Ltd.	9.875%	3/1/2039	$2,613	$3,001,140
Total				13,135,989

Paper & Forest Products 0.42%

Georgia-Pacific LLC	8.875%	5/15/2031	3,588	5,528,903

Real Estate Investment Trusts 0.84%

China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	2,000	1,980,342
EPR Properties	5.25%	7/15/2023	2,075	2,235,811
EPR Properties	7.75%	7/15/2020	2,543	3,075,837
Fibra Uno Trust (Mexico)†(a)	5.25%	12/15/2024	450	480,375
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	1,953	2,202,271
Hospitality Properties Trust	4.65%	3/15/2024	925	956,106
Total				10,930,742

Retail 1.21%

Amazon.com, Inc.	3.80%	12/5/2024	1,810	1,903,416
Amazon.com, Inc.	4.80%	12/5/2034	4,606	4,982,052
El Puerto de Liverpool SAB de CV (Mexico)†(a)	3.95%	10/2/2024	460	464,025
Family Dollar Stores, Inc.	5.00%	2/1/2021	597	631,830
QVC, Inc.†	7.375%	10/15/2020	6,350	6,635,750
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	530	545,578
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	495	539,125
Total				15,701,776

Savings & Loan 0.18%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,120	2,370,370

Steel 0.46%

Allegheny Technologies, Inc.	6.125%	8/15/2023	1,089	1,168,580
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,975	4,794,549
Total				5,963,129

Technology 0.30%

Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	3,000	3,029,952
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	900	925,179
Total				3,955,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.20%

AT&T, Inc.	6.50%	9/1/2037	$1,643	$1,985,390
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	850	927,929
GTE Corp.	6.94%	4/15/2028	7,252	9,387,786
MTN Mauritius Investments Ltd. (Mauritius)†(a)	4.755%	11/11/2024	750	750,924
Turk Telekomunikasyon AS (Turkey)†(a)	4.875%	6/19/2024	1,250	1,266,250
Verizon Communications, Inc.	5.85%	9/15/2035	1,105	1,317,929
Total				15,636,208

Textile Products 0.10%

Mohawk Industries, Inc.	6.125%	1/15/2016	1,198	1,249,651

Tobacco 0.17%

Altria Group, Inc.	9.95%	11/10/2038	1,289	2,251,410

Utilities 0.49%

Aquarion Co.†	4.00%	8/15/2024	2,500	2,523,697
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,282,902
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,210	2,608,932
Total				6,415,531

Utilities: Electrical 0.22%

Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,829,152
Total Corporate Bonds (cost $350,852,192)				363,412,369

FOREIGN GOVERNMENT OBLIGATIONS 2.42%

Bahamas 0.05%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	588	690,165

Bermuda 0.08%

Bermuda Government†	5.603%	7/20/2020	1,000	1,116,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brazil 0.21%

Federal Republic of Brazil(a)	4.25%	1/7/2025	$1,400	$1,352,750
Federal Republic of Brazil(a)	5.00%	1/27/2045	300	272,700
Federal Republic of Brazil†(a)	5.333%	2/15/2028	1,000	960,000
Federal Republic of Brazil(a)	5.625%	1/7/2041	123	123,615
Total				2,709,065

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	700	803,250

Chile 0.12%

Republic of Chile(a)	3.125%	3/27/2025	1,458	1,534,545

Colombia 0.06%

Republic of Colombia(a)	4.00%	2/26/2024	700	731,500

Indonesia 0.14%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	1,350	1,346,625
Republic of Indonesia†(a)	5.875%	1/15/2024	400	469,000
Total				1,815,625

Kazakhstan 0.03%

Republic of Kazakhstan†(a)	4.875%	10/14/2044	500	445,000

Latvia 0.09%

Republic of Latvia†(a)	5.25%	6/16/2021	988	1,132,495

Lithuania 0.20%

Republic of Lithuania†(a)	7.375%	2/11/2020	2,097	2,574,067

Mexico 0.29%

United Mexican States(a)	4.00%	10/2/2023	2,080	2,220,400
United Mexican States(a)	5.55%	1/21/2045	1,350	1,614,937
Total				3,835,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Panama 0.11%

Republic of Panama(a)	4.00%	9/22/2024	$1,061	$1,122,007
Republic of Panama(a)	4.30%	4/29/2053	275	268,813
Total				1,390,820

Philippines 0.30%

Republic of Philippines(a)	4.20%	1/21/2024	1,839	2,050,485
Republic of Philippines(a)	9.50%	10/21/2024	1,220	1,835,929
Total				3,886,414

Romania 0.07%

Republic of Romania†(a)	6.125%	1/22/2044	718	936,990

Slovenia 0.04%

Republic of Slovenia†(a)	5.25%	2/18/2024	471	538,118

Trinidad And Tobago 0.02%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	214,000

Turkey 0.42%

Republic of Turkey(a)	5.75%	3/22/2024	4,840	5,420,800

Uruguay 0.13%

Republic of Uruguay(a)	4.50%	8/14/2024	1,625	1,759,063
Total Foreign Government Obligations (cost $30,609,737)				31,533,504

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.25%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.386%#	2/25/2032	13,045	2,639,170
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	595	598,487
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,181,007)				3,237,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.96%

Federal Home Loan Mortgage Corp.	2.155%#	6/1/2043	$9,198	$9,368,608
Federal Home Loan Mortgage Corp.	3.114%#	10/1/2044	7,352	7,656,520
Federal Home Loan Mortgage Corp.	3.16%#	7/1/2044	4,260	4,442,217
Federal Home Loan Mortgage Corp.	3.215%#	6/1/2044	3,141	3,280,987
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	3,474	3,736,561
Federal National Mortgage Assoc.(b)	3.00%	TBA	38,905	39,634,633
Federal National Mortgage Assoc.(b)	3.50%	TBA	27,560	28,885,786
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 6/1/2043	12,921	13,853,256
Federal National Mortgage Assoc. (b)	4.00%	TBA	105,691	112,873,705
Federal National Mortgage Assoc.	4.50%	4/1/2040 - 1/1/2043	46,533	50,730,764
Federal National Mortgage Assoc.(b)	4.50%	TBA	28,024	30,462,527
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 7/1/2036	6,524	7,366,297
Federal National Mortgage Assoc.	6.50%	1/1/2036	70	81,608
Total Government Sponsored Enterprises Pass-Throughs (cost $309,352,953)				312,373,469

MUNICIPAL BONDS 0.55%

Electric Revenue Bonds 0.13%

American Municipal Power, Inc.	7.834%	2/15/2041	1,100	1,658,448

Power 0.15%

Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,675	1,981,492

Toll Roads 0.27%

Metropolitan Washington Arpt	7.462%	10/1/2046	1,500	2,146,275
North Texas Tollway Auth	8.91%	2/1/2030	1,150	1,409,026
Total				3,555,301
Total Municipal Bonds (cost $6,276,852)				7,195,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.68%

Bear Stearns ALT-A Trust 2004-8 1A	0.868	%#	9/25/2034	$1,828	$1,780,917
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.326	%#	5/10/2047	24,961	2,199,757
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	1,165	1,198,571
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	4,534	4,621,644
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.315	%#	8/10/2047	4,424	351,832
Commercial Mortgage Pass-Through Certificates 2014-CR20 AM	3.938%		11/10/2047	700	742,182
Commercial Mortgage Trust 2007-GG9 A2	5.381%		3/10/2039	353	354,331
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.374	%#	12/20/2054	703	699,544
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.394	%#	12/20/2054	2,099	2,090,004
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,100	1,108,688
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 AS	4.117%		5/15/2045	1,200	1,302,004
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%		12/15/2047	4,750	4,906,436
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.284	%#	4/15/2047	4,948	278,780
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284	%#	4/15/2047	1,381	37,757
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	1,200	1,286,218
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,223	1,169,635
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,223	1,224,758
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,499	1,501,232
Wells Fargo Commercial Mortgage Trust 2014-LC18 AS	3.808%		12/15/2047	400	420,882
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	2,610	2,737,818
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.236	%#	5/15/2047	9,804	732,895
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573	%#	5/15/2047	1,909	96,594
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.724	%#	10/15/2057	24,921	1,165,279
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#	10/15/2057	36,416	891,500
WF-RBS Commercial Mortgage Trust 2014-C25 AS	3.984	%#	11/15/2047	900	962,450
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236	%#	11/15/2047	1,000	1,070,289
Total Non-Agency Commercial Mortgage-Backed Securities (cost $34,334,223)					34,931,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 30.76%

U.S. Treasury Bond	3.00%	11/15/2044	$56,850	$61,566,788
U.S. Treasury Note	0.25%	4/15/2016	101,045	100,989,728
U.S. Treasury Note	0.50%	7/31/2017	48,460	48,104,110
U.S. Treasury Note	0.875%	9/15/2016	6,364	6,402,286
U.S. Treasury Note	0.875%	4/15/2017	57,792	58,031,317
U.S. Treasury Note	1.25%	11/30/2018	44,711	44,693,518
U.S. Treasury Note	1.375%	2/29/2020	65,744	65,348,484
U.S. Treasury Note	2.00%	2/15/2025	15,838	15,836,764
Total U.S. Treasury Obligations (cost $400,167,159)				400,972,995
Total Long-Term Investments (cost $1,383,850,423)				1,402,529,917

SHORT-TERM INVESTMENTS 12.15%

COMMERCIAL PAPER 0.19%

Utilities 0.11%

Duke Energy Corp.	Zero Coupon	4/2/2015	1,500	1,499,406

Utilities: Miscellaneous 0.08%

Enable Midstream Partners LP	Zero Coupon	3/23/2015	1,000	999,417
Total Commercial Paper (cost $2,498,776)				2,498,823

U.S. TREASURY OBLIGATIONS 5.82%

U.S. Treasury Note	1.25%	8/31/2015	25,382	25,526,753
U.S. Treasury Note	2.125%	12/31/2015	49,535	50,316,712
Total U.S. Treasury Obligations (cost $75,830,056)				75,843,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 6.14%

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $82,465,000 of U.S. Treasury Note at 1.125% due 5/31/2019; value: $81,640,350; proceeds: $80,038,248 (cost $80,038,248)	$80,038	$80,038,248
Total Short-Term Investments (cost $158,367,080)		158,380,536
Total Investments in Securities 119.74% (cost $1,542,217,503)		1,560,910,453
Liabilities in Excess of Other Assets(c) (19.74%)		(257,378,760)
Net Assets 100.00%		$1,303,531,693

IO	Interest Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(c)	Liabilities in excess of other assets include net unrealized appreciation/depreciation on futures contracts, as follows:

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2015	670	Long	$79,918,438	$380,930
U.S. 10-Year Treasury Note	June 2015	329	Short	(42,045,172)	84,241
Ultra Long U.S. Treasury Bond	June 2015	9	Long	1,514,531	35,281
Totals				$39,387,797	$500,452

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2015	75	Short	$(16,393,360)	$(35,288)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$248,872,685	$—	$248,872,685
Corporate Bonds	—	363,412,369	—	363,412,369
Foreign Government Obligations	—	31,533,504	—	31,533,504
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	3,237,657	—	3,237,657
Government Sponsored Enterprises Pass-Throughs	—	312,373,469	—	312,373,469
Municipal Bonds	—	7,195,241	—	7,195,241
Non-Agency Commercial Mortgage-Backed Securities	—	34,931,997	—	34,931,997
U.S. Treasury Obligations	—	476,816,460	—	476,816,460
Commercial Paper	—	2,498,823	—	2,498,823
Repurchase Agreement	—	80,038,248	—	80,038,248
Total	$—	$1,560,910,453	$—	$1,560,910,453
Other Financial Instruments
Futures Contracts
Assets	$500,452	$—	$—	$500,452
Liabilities	(35,288)	—	—	(35,288)
Total	$465,164	$—	$—	$465,164

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.93%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,380,784	$56,189
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	552,638	14,496
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	3,083,028	41,960
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,834,314	43,033
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,805,424	43,348
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,542,500	34,171
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,337,635	22,967
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,372,877	28,528

Total Investments in Underlying Funds (cost $236,414,853)		284,692

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with State Street Bank and Trust Co. collateralized by $185,000 of U.S. Treasury Note at 1.375% due 6/30/2018; value: $186,679; proceeds: $182,842 (cost $182,842)	$183	183
Total Investments in Securities 99.99% (cost $236,597,695)		284,875
Other Assets in Excess of Liabilities 0.01%		23
Net Assets 100.00%		$284,898

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$284,692	$—	$—	$284,692
Repurchase Agreement	—	183	—	183
Total	$284,692	$183	$—	$284,875

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 95.33%

ASSET-BACKED SECURITY 0.04%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,394,084)	0.531%#	2/1/2041		$2,800	$2,495,500

			Shares (000)
COMMON STOCKS 0.01%

Metals/Minerals 0.01%

Mirabela Nickel Ltd.*(a)			AUD	8,607	571,656

Service 0.00%

Travelport LLC				24	356,709
Total Common Stocks (cost $660,179)					928,365

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 4.77%

Aerospace 0.10%

Air Canada (Canada)†(b)	7.75%	4/15/2021		$6,250	6,687,500

Chemicals 0.24%

Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020		3,400	3,422,100
Hexion U.S. Finance Corp.	6.625%	4/15/2020		8,950	8,592,000
TPC Group, Inc.†	8.75%	12/15/2020		4,660	4,298,850
Total					16,312,950

Consumer Durables 0.03%

Avon Products, Inc.	4.60%	3/15/2020		1,965	1,838,906

Consumer Non-Durables 0.32%

DynCorp International, Inc.	10.375%	7/1/2017		6,500	5,931,250
Hot Topic, Inc.†	9.25%	6/15/2021		5,000	5,487,500
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		10,295	10,475,162
Total					21,893,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy 0.96%

Bill Barrett Corp.	7.00%	10/15/2022	$1,475	$1,382,813
Bill Barrett Corp.	7.625%	10/1/2019	1,543	1,517,926
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	2,650	2,742,750
EXCO Resources, Inc.	7.50%	9/15/2018	2,107	1,606,588
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	7,500	5,737,500
Gulfport Energy Corp.†	7.75%	11/1/2020	2,965	3,068,775
Light Tower Rentals, Inc.†	8.125%	8/1/2019	3,935	2,872,550
Memorial Resource Development Corp.†	5.875%	7/1/2022	3,125	3,007,813
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	2,640	2,739,000
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	6,000	6,180,000
Rice Energy, Inc.	6.25%	5/1/2022	5,200	5,096,000
Rockies Express Pipeline LLC†	5.625%	4/15/2020	7,275	7,656,937
RSP Permian, Inc.†	6.625%	10/1/2022	2,465	2,492,731
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	9,800	9,861,250
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	8,875	9,252,187
Total				65,214,820

Financial 0.16%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	4,075	4,217,625
American Equity Investment Life Holding Co.	6.625%	7/15/2021	6,000	6,450,000
Total				10,667,625

Food & Drug 0.24%

Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.†	7.75%	10/15/2022	4,086	4,412,880
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	5,900	6,445,750
WhiteWave Foods Co. (The)	5.375%	10/1/2022	5,295	5,698,744
Total				16,557,374

Food/Tobacco 0.24%

Chiquita Brands International, Inc./Chiquita Brands LLC	7.875%	2/1/2021	993	1,093,541
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(b)	9.875%	2/1/2020	5,405	5,702,275
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	7,875	7,993,125
Ruby Tuesday, Inc.	7.625%	5/15/2020	1,552	1,590,800
Total				16,379,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products 0.07%

Rayonier AM Products, Inc.†	5.50%	6/1/2024	$2,550	$2,199,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	2,500	2,631,250
Total				4,830,625

Gaming/Leisure 0.22%

Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	4,601	4,624,005
NCL Corp. Ltd.†	5.25%	11/15/2019	2,660	2,746,450
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	4,183	4,465,352
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,404,375
Total				15,240,182

Housing 0.13%

Modular Space Corp.†	10.25%	1/31/2019	5,100	3,850,500
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,520	5,326,800
Total				9,177,300

Media/Telecommunications 0.31%

Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	3,000	3,090,000
iHeartCommunications, Inc.	5.50%	12/15/2016	9,000	8,741,250
iHeartCommunications, Inc.	10.00%	1/15/2018	10,500	9,371,250
Total				21,202,500

Metals/Minerals 0.28%

Coeur Mining, Inc.	7.875%	2/1/2021	10,000	9,000,000
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	50	5
Penn Virginia Corp.	7.25%	4/15/2019	3,185	3,053,619
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	8,250	6,847,500
Total				18,901,124

Retail 0.41%

Family Tree Escrow LLC†	5.25%	3/1/2020	4,903	5,148,150
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	7,596	7,406,100
Rent-A-Center, Inc.	6.625%	11/15/2020	5,280	5,016,000
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	6,000	6,300,000
Toys R Us Property Co. II LLC	8.50%	12/1/2017	3,990	4,009,950
Total				27,880,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service 0.43%

Alliance Data Systems Corp.†	6.375%	4/1/2020		$3,760	$3,924,500
First Data Corp.	10.625%	6/15/2021		2,275	2,627,625
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		5,400	4,698,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021		4,532	4,316,730
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		13,600	14,076,000
Total					29,642,855

Transportation 0.33%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019		9,340	8,265,900
Florida East Coast Holdings Corp.†	6.75%	5/1/2019		1,475	1,524,781
GasLog Ltd.†(a)	7.00%#	6/27/2018	NOK	38,000	4,932,181
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%	10/15/2021		$7,485	7,559,850
Total					22,282,712

Utility 0.30%

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.75%	3/1/2022		9,935	10,711,724
Illinois Power Generating Co.	7.00%	4/15/2018		7,007	6,516,510
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		2,879	3,116,711
Total					20,344,945
Total Corporate Bonds (cost $337,851,646)					325,055,271

FLOATING RATE LOANS(d) 89.92%

Aerospace 3.18%

American Airlines, Inc. 2014 Class B Term Loan	4.25%	10/10/2021		9,390	9,457,138
American Airlines, Inc. Class B Term Loan	3.75%	6/27/2019		34,325	34,332,663
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(b)	3.50%	7/16/2018		19,536	19,536,127
DAE Aviation Holdings, Inc. 2nd Lien Initial Term Loan	7.75%	8/5/2019		13,052	12,921,480
Delta Air Lines, Inc. 2014 Term Loan B1	3.25%	10/18/2018		30,897	30,961,348
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020		14,315	14,234,307
DynCorp International, Inc. Term Loan	6.25%	7/7/2016		12,945	12,901,652
TransDigm, Inc. Tranche C Term Loan	3.75%	2/28/2020		33,125	33,050,445
TransDigm, Inc. Tranche D Term Loan	3.75%	6/4/2021		5,208	5,200,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Aerospace (continued)

United Air Lines, Inc. Class B Term Loan	3.50%	4/1/2019		$26,243	$26,170,794
United Air Lines, Inc. Class B1 Term Loan	3.75%	9/15/2021		17,656	17,725,578
Total					216,492,399

Chemicals 2.96%

American Pacific Corp. Term Loan	7.00%	2/27/2019		13,029	13,004,502
Axalta Coating Systems Dutch Holding B B.V. Refinanced Term Loan B	3.75%	2/1/2020		37,941	37,723,247
EWT Holdings III Corp. 1st Lien Term Loan	4.75%	1/15/2021		19,417	19,344,035
Huntsman International LLC 2014-1 Incremental Term Loan	3.75%	8/12/2021		30,000	30,118,800
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018		23,244	23,213,811
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020		14,659	14,255,842
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020		25,230	23,936,962
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021		14,900	14,834,763
Tata Chemicals North America Term Loan	3.75%	8/7/2020		25,338	25,242,645
Total					201,674,607

Consumer Durables 0.25%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020		5,507	4,185,000
Spectrum Brands, Inc. Tranche A Term Loan	3.00%	9/4/2017		3,372	3,369,645
Spectrum Brands, Inc. Tranche C Term Loan	3.50%	9/4/2019		4,037	4,038,052
Tempur-Pedic International, Inc. New Term Loan B	3.50%	3/18/2020		5,519	5,520,075
Total					17,112,772

Consumer Non-Durables 1.12%

Charger OpCo B.V. EUR Term Loan B1(a)	3.50%	7/23/2021	EUR	11,950	13,437,105
Charger OpCo B.V. US Term Loan B1 (Netherlands)(b)	3.50%	7/23/2021		$16,610	16,651,525
Eastman Kodak Co. 2nd Lien Term Loan	10.75%	9/3/2020		7,365	7,414,088
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019		15,578	15,051,941
Vogue International LLC Tranche B1 Initial Term Loan	5.25%	2/14/2020		23,378	23,524,123
Total					76,078,782

Energy 3.41%

Bayonne Energy Center, LLC Advance Term Loan B	5.00%	8/19/2021		16,692	16,678,523
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021		9,840	9,624,750
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021		16,758	15,448,431
CITGO Holding, Inc. Term Loan	9.50%	5/12/2018		2,935	2,925,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

CITGO Petroleum Corp. Term Loan B	4.50%	7/29/2021	$12,232	$12,071,332
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	18,981	18,980,932
EMG Utica LLC Term Loan	4.75%	3/27/2020	7,925	7,271,188
Energy Transfer Equity LP 2013 Term Loan	3.25%	12/2/2019	16,995	16,588,735
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	25,827	19,896,425
Gates Global LLC Initial Dollar Term Loan	4.25%	7/5/2021	27,506	27,363,829
MEG Energy Corp. New Term Loan (Canada)(b)	3.75%	3/31/2020	31,230	30,156,146
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	12,875	13,068,125
NGPL PipeCo LLC Term Loan	6.75%	9/15/2017	5,092	4,913,430
Pacific Drilling SA Term Loan (Luxembourg)(b)	4.50%	6/3/2018	20	16,201
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	24,024	18,678,530
Western Refining, Inc. 2013 Term Loan	4.25%	11/12/2020	19,038	18,942,971
Total				232,624,774

Financial 3.41%

Alliant Holdings I LLC Initial Term Loan	5.00%	12/20/2019	19,423	19,423,116
Alliant Holdings I LLC New 2015-2 Term Loan	5.00%	12/20/2019	941	940,417
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	40,296	40,362,896
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	4.50%	8/9/2019	32,054	32,093,979
Home Loan Servicing Solutions Ltd. Initial Term Loan	4.50%	6/26/2020	34,475	33,785,255
HUB International Ltd. Initial Term Loan	4.25%	10/2/2020	17,417	17,246,377
MIP Delaware LLC Term Loan B1 (Luxemburg)(b)	4.00%	3/9/2020	3,098	3,107,647
National Financial Partners Corp. 2014 Specified Refinancing Term Loan	4.50%	7/1/2020	19,683	19,597,289
Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	11,750	11,278,138
PGX Holdings, Inc. 1st Lien Initial Term Loan	6.25%	9/29/2020	5,481	5,494,233
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	20,233	20,013,020
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022	19,435	19,094,620
Walter Investment Management Corp. Tranche B Term Loan	4.75%	12/18/2020	10,598	9,829,907
Total				232,266,894

Food & Drug 2.71%

Albertson’s LLC Term Loan B2	5.375%	3/21/2019	64,824	65,323,699
Blue Buffalo Co., Ltd. Term Loan B3	3.75%	8/8/2019	15,398	15,427,010
New Albertson’s, Inc. Term Loan B	4.75%	6/27/2021	5,491	5,494,669
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25%	6/30/2020	18,361	17,913,182
Pantry, Inc. (The) Retired Term Loan	5.75%	8/3/2019	3,825	3,833,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug (continued)

Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021		$15,092	$15,106,362
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020		21,230	21,475,525
Smart & Final, Inc. 1st Lien Term Loan	4.75%	11/15/2019		22,394	22,478,121
Supervalu, Inc. New Term Loan	4.50%	3/21/2019		17,347	17,409,531
Total					184,461,476

Food/Tobacco 3.42%

Big Heart Pet Brands Initial Term Loan	3.50%	3/9/2020		14,690	14,686,989
Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018		17,901	17,878,713
Del Monte Foods, Inc. 2nd Lien Initial Term Loan	8.25%	8/18/2021		8,000	7,300,000
Diamond Foods, Inc. Term Loan	4.25%	8/20/2018		13,024	13,024,133
H.J. Heinz Co. Term Loan B2	3.50%	6/5/2020		50,486	50,628,080
Hearthside Group Holdings LLC Term Loan	4.50%	6/2/2021		17,935	18,024,537
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020		25,235	25,755,456
New Red Finance, Inc. Term Loan B (Canada)(b)	4.50%	12/12/2021		54,395	54,768,966
Performance Food Group, Inc. 2nd Lien Initial Term Loan	6.25%	11/14/2019		17,459	17,502,563
Pinnacle Foods Finance LLC New Term Loan G	3.00%	4/29/2020		13,782	13,728,109
Total					233,297,546

Forest Products 2.54%

Berry Plastics Corp. Term Loan D	3.50%	2/8/2020		25,476	25,413,797
Caraustar Industries, Inc. Term Loan	8.00%	5/1/2019		19,687	19,342,203
CD&R Millennium Holdco 6 S.A.R.L. 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	4.50%	7/31/2021		9,820	9,722,184
CD&R Millennium Holdco 6 S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(b)	8.25%	7/31/2022		16,195	15,805,348
Onex Wizard Acquisition Co. II S.C.A. Initial Dollar Term Loan	5.25%	3/11/2022		11,631	11,733,818
Onex Wizard Acquisition Co. II S.C.A. Initial Euro Term Loan(a)	5.25%	3/11/2022	EUR	8,950	10,106,840
Reynolds Group Holdings, Inc. Incremental US Term Loan	4.00%	12/1/2018		$24,618	24,737,231
Signode Industrial Group LUX SA Initial Term Loan B	3.75%	5/1/2021		32,108	31,947,492
Viskase Cos., Inc. Initial Term Loan	4.25%	1/30/2021		24,762	24,329,064
Total					173,137,977

Gaming/Leisure 7.17%

Caesar’s Entertainment Operating Co., Inc. Term Loan B6	7.005%	3/1/2017		15,710	14,537,327
Caesar’s Entertainment Operating Co., Inc. Term Loan B7	9.75%	1/28/2018		10,753	9,961,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	$16,086	$15,558,459
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	19,900	18,138,850
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	4,245	4,138,648
Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	23,767	19,132,435
CCM Merger, Inc. Term Loan	4.50%	8/6/2021	17,578	17,636,504
CityCenter Holdings LLC Term Loan B	4.25%	10/16/2020	28,635	28,692,717
Diamond US Holding LLC Initial Term Loan	4.75%	12/17/2021	11,655	11,635,594
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	18,000	18,371,340
Equinox Holdings, Inc. New Initial 1st Lien Term Loan	5.00%	1/31/2020	25,439	25,582,468
Four Seasons Holdings, Inc. 2013 1st Lien Term Loan (Canada)(b)	3.50%	6/27/2020	12,755	12,736,378
Global Cash Access, Inc. Term Loan B	6.25%	12/18/2020	14,730	14,527,463
Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	56,131	56,201,449
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	27,038	27,077,857
Lions Gate Entertainment Corp. Retired Term Loan (Canada)(b)	5.00%	7/17/2020	15,030	15,105,150
MGM Resorts International Term Loan B	3.50%	12/20/2019	42,330	42,239,868
Mohegan Tribal Gaming Authority Term Loan B	5.50%	11/19/2019	25,760	25,495,960
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	13,108	13,116,147
Pinnacle Entertainment, Inc. Tranche B2 Term Loan	3.75%	8/13/2020	18,960	18,981,076
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	13,638	12,995,782
Scientific Games International, Inc. Initial Term Loan	6.00%	10/18/2020	4,125	4,124,051
Scientific Games International, Inc. Initial Term Loan B2	6.00%	10/1/2021	27,320	27,322,459
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020	15,760	15,602,400
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	10,032	10,037,962
Town Sports International LLC Initial Term Loan	4.50%	11/16/2020	11,309	9,725,596
Total				488,675,395

Healthcare 11.10%

Acadia Healthcare Co, Inc. Tranche B Term Loan	4.25%	2/11/2022	5,865	5,896,759
Air Medical Group Holdings, Inc. Term Loan B1	5.00%	6/30/2018	20,541	20,605,672
Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	17,680	17,724,200
AmSurg Corp. Initial Term Loan	3.75%	7/16/2021	16,648	16,700,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Ardent Medical Services, Inc. 1st Lien Term Loan	6.75%	7/2/2018	$22,594	$22,674,806
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	9,786	9,859,156
Auris Luxembourg III S.A.R.L. Facility Term Loan B2 (Luxembourg)(b)	5.50%	1/17/2022	6,865	6,946,522
Biomet, Inc. Dollar Term Loan B2	3.671%	7/25/2017	13,186	13,191,755
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.25%	5/20/2021	7,840	7,872,959
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	15,632	15,659,245
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	8,012	8,051,985
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.672% - 2.761%	1/25/2019	34,757	34,387,918
CHS/Community Health Systems, Inc. 2021 Term Loan D	4.25%	1/27/2021	51,480	51,675,367
DaVita HealthCare Partners, Inc. Tranche B Term Loan	3.50%	6/24/2021	20,823	20,890,993
Emdeon, Inc. Term Loan B2	3.75%	11/2/2018	26,669	26,651,986
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.172%	2/27/2021	24,219	24,210,094
HCA, Inc. Tranche B4 Term Loan	3.005%	5/1/2018	36,399	36,430,837
HCA, Inc. Tranche B5 Term Loan	2.922%	3/31/2017	9,795	9,809,742
Iasis Healthcare LLC Term Loan B2	4.50%	5/3/2018	21,291	21,350,823
IMS Health, Inc. Dollar Term Loan B	3.50%	3/17/2021	10,484	10,450,492
Kindred Healthcare, Inc. New Term Loan	4.25%	4/9/2021	21,928	21,997,108
Kinetic Concepts, Inc. Dollar Term Loan E1	4.00%	5/4/2018	30,271	30,330,934
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(b)	3.50%	3/19/2021	18,135	18,132,646
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(b)	3.25%	3/19/2021	2,930	2,920,111
Millennium Health LLC Tranche B Term Loan	5.25%	4/16/2021	45,260	45,542,907
MPH Acquisition Holdings LLC Initial Term Loan	3.75%	3/31/2021	32,671	32,501,733
National Mentor Holdings, Inc. Tranche B Term Loan	4.25%	1/31/2021	25,763	25,630,982
Onex Carestream Finance LP 2013 1st Lien Term Loan	5.00%	6/7/2019	7,135	7,156,276
Par Pharmaceutical Cos., Inc. Term Loan B3	4.25%	9/30/2019	5,878	5,879,351
PharMedium Healthcare Corp. 1st Lien Initial Term Loan	4.25%	1/28/2021	18,103	17,899,569
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	3,543	3,543,315
Quintiles Transnational Corp. Term Loan B3	3.75%	6/8/2018	7,769	7,787,566
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	5,520	5,559,109
Salix Pharmaceuticals, Ltd. Term Loan	4.25%	1/2/2020	9,025	9,036,056
STHI Holding Corp. Initial Term Loan	4.50%	8/6/2021	14,738	14,728,925
Surgery Center Holdings, Inc. 2nd Lien Initial Term Loan	8.50%	11/3/2021	6,900	6,710,250
Surgical Care Affiliates LLC Class B Extending Term Loan Facility	4.255%	12/29/2017	7,945	7,954,485
Surgical Care Affiliates LLC Class C Incremental Term Loan	4.00%	6/29/2018	24,661	24,620,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)

United Surgical Partners International, Inc. Extended Term Loan	4.25%	4/19/2017		$3,782	$3,786,086
United Surgical Partners International, Inc. New Tranche B Term Loan	4.75%	4/3/2019		18,984	19,043,769
Valeant Pharmaceuticals International, Inc. Series C2 Tranche B Term Loan (Canada)(b)	3.50%	12/11/2019		8,071	8,068,730
Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B (Canada)(b)	3.50%	2/13/2019		2,469	2,469,745
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(b)	3.50%	8/5/2020		54,767	54,747,512
Total					757,089,064

Housing 1.47%

Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021		18,318	17,768,321
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021		8,370	7,930,575
Cemex España S.A. EUR Facility B1 Term Loan(a)	4.502%	2/14/2017	EUR	12,485	14,006,633
Cemex España S.A. Facility A4 Term Loan (Mexico)(b)	4.673%	2/14/2017		$5,525	5,538,708
Realogy Group LLC Extended Synthetic Commitment	0.018%	10/10/2016		2,584	2,540,077
Realogy Group LLC Initial 2014 Term Loan B	3.75%	3/5/2020		35,857	35,883,339
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020		16,811	16,674,202
Total					100,341,855

Information Technology 7.23%

AF Borrower LLC 1st Lien Initial Term Loan	6.25%	1/28/2022		17,085	17,106,356
AF Borrower LLC 2nd Lien Initial Term Loan	10.00%	1/30/2023		5,895	5,924,475
Applied Systems, Inc. 1st Lien Initial Term Loan	4.25%	1/25/2021		12,174	12,164,330
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021		63,083	63,244,367
Blue Coat Systems, Inc. 2013 2nd Lien Term Loan	9.50%	6/26/2020		1,465	1,478,734
Blue Coat Systems, Inc. New Term Loan	4.00%	5/31/2019		10,104	10,104,286
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020		8,974	8,607,699
CDW LLC Term Loan	3.25%	4/29/2020		17,715	17,596,841
DealerTrack Technologies, Inc. Term Loan	3.25%	2/28/2021		24,328	24,256,640
Dell International LLC Term Loan B	4.50%	4/29/2020		58,922	59,244,846
Dell International LLC Term Loan C	3.75%	10/29/2018		14,632	14,678,016
Eastman Kodak Co. Exit Term Loan	7.25%	9/3/2019		21,584	21,611,068
Epicor Software Corp. Term Loan B2	4.00%	5/16/2018		15,041	15,054,565
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020		13,200	13,109,005
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021		18,256	17,503,290
Freescale Semiconductor, Inc. Tranche B4 Term Loan	4.25%	2/28/2020		39,872	39,857,967
Freescale Semiconductor, Inc. Tranche B5 Term Loan	5.00%	1/15/2021		7,994	8,045,676
Infor (US), Inc. Tranche B3 Term Loan	3.75%	6/3/2020		6,860	6,810,677
Infor (US), Inc. Tranche B5 Term Loan	3.75%	6/3/2020		26,341	26,156,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

ION Trading Technologies S.A.R.L. 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	4.25%	6/10/2021	$5,294	$5,269,288
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(b)	7.25%	6/10/2022	13,000	12,740,000
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	11,574	11,477,531
Mitchell International, Inc. Initial Term Loan	4.50%	10/12/2020	21,248	21,163,668
NXP B.V. Tranche D Term Loan (Netherlands)(b)	3.25%	1/11/2020	21,713	21,610,964
Peak 10, Inc. 2nd Lien Term Loan	8.25%	6/17/2022	10,825	10,446,125
Riverbed Technology, Inc. Term Loan B	TBD	2/25/2022	8,575	8,652,732
Scitor Corp. Term Loan	5.00%	2/15/2017	11,577	11,548,394
SunGard Data Systems, Inc. Tranche E Term Loan	4.00%	3/8/2020	7,575	7,588,751
Total				493,052,446

Manufacturing 2.92%

Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC Refinancing Term Loan	4.00%	12/13/2019	16,186	15,599,606
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Germany)(b)	5.50%	8/29/2021	6,873	6,735,677
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Germany)(b)	5.50%	8/29/2021	6,873	6,735,677
Alliance Laundry Systems LLC 1st Lien Initial Term Loan	4.25%	12/10/2018	22,672	22,661,983
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019	9,456	9,502,806
Apex Tool Group LLC Term Loan	4.50%	1/31/2020	11,646	11,413,217
Arris Enterprises, Inc. Term Loan Facility B	3.25%	4/17/2020	4,653	4,652,127
Faenza Acquisition GmbH Dollar Term Loan B3 (Germany)(b)	4.25%	8/30/2020	2,406	2,404,104
Faenza Acquisition GmbH Initial Dollar Term Loan B1 (Germany)(b)	4.25%	8/30/2020	8,146	8,141,148
Faenza Acquisition GmbH Initial Dollar Term Loan B2 (Germany)(b)	4.25%	8/30/2020	812	811,451
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020	12,805	12,212,769
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020	5,311	5,113,900
Hillman Group Inc. (The) Initial Term Loan	4.50%	6/30/2021	17,026	17,061,176
Milacron LLC Term Loan	4.00%	3/28/2020	11,937	11,788,145
Ply Gem Industries, Inc. Term Loan	4.00%	2/1/2021	14,724	14,542,886
Road Infrastructure Investment LLC 1st Lien 2014 Term Loan	4.25%	9/30/2021	3,368	3,279,687
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/21/2021	6,895	6,171,025
TI Group Automotive Systems LLC Term Loan Facility	4.25%	7/2/2021	21,567	21,575,575
Unifrax Holding Co. New Dollar Term Loan B	4.25%	11/28/2018	12,779	12,734,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)

Unifrax Holding Co. New EUR Term Loan(a)	5.25%	11/28/2018	EUR	5,549	$6,248,130
Total					199,385,388

Media/Telecommunications 12.85%

Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	12/2/2019		$16,816	16,768,462
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		15,062	15,121,548
Affinion Group, Inc. 2nd Lien Initial Term Loan	8.50%	10/31/2018		12,000	10,565,640
Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018		28,330	27,007,526
Altice Financing SA Term Loan (Luxembourg)(b)	5.50%	7/2/2019		12,740	12,872,751
CBS Outdoor Americas Capital LLC Term Loan	3.00%	1/31/2021		8,290	8,269,275
Cequel Communications LLC Term Loan	3.50%	2/14/2019		28,218	28,279,600
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		14,299	14,276,036
Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021		7,264	7,249,180
Charter Communications Operating LLC Term Loan G	4.25%	9/10/2021		30,350	30,626,185
Checkout Holding Corp. 2nd Lien Initial Term Loan	7.75%	4/11/2022		7,470	6,735,438
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020		16,717	16,803,596
Crown Castle Operating Co. Extended Incremental Tranche B2 Term Loan	3.00%	1/31/2021		20,685	20,685,126
CSC Holdings LLC Term Loan B	2.672%	4/17/2020		35,446	35,364,381
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022		17,591	17,663,865
Delta 2 (Lux) S.A.R.L. Facility B3 Term Loan (Luxembourg)(b)	4.75%	7/30/2021		52,405	52,258,039
Eircom Finco S.A.R.L. Facility B2 Term Loan(a)	4.582%	9/30/2019	EUR	25,405	27,791,370
Fibertech Networks LLC Term Loan	4.00%	12/18/2019		$7,375	7,351,899
Getty Images, Inc. Initial Term Loan	4.75%	10/18/2019		15,299	13,271,823
iHeart Communications, Inc. Tranche D Term Loan	6.928%	1/30/2019		41,748	40,066,818
Integra Telecom Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	2/21/2020		5,242	5,222,342
Integra Telecom Holdings, Inc. Term Loan B	5.25%	2/22/2019		16,603	16,553,197
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.75%	6/30/2019		21,838	21,709,157
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020		41,612	41,679,619
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019		9,080	9,092,984
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020		17,324	17,226,672
MCC Iowa LLC Tranche G Term Loan	4.00%	1/20/2020		17,515	17,515,204
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021		4,900	4,886,004
Media General, Inc. Term Loan B	4.25%	7/31/2020		9,767	9,808,458
Mediacom Illinois LLC Tranche E Term Loan	3.15%	10/23/2017		23,284	23,215,683
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan	5.125%	6/26/2020		10,605	10,551,975
Newsday LLC Term Loan	3.672%	10/12/2016		13,295	13,270,456
Numericable U.S. LLC Dollar Denominated Tranche B1 Term Loan	4.50%	5/21/2020		18,336	18,398,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Numericable U.S. LLC Dollar Denominated Tranche B2 Term Loan	4.50%	5/21/2020	$15,864	$15,917,078
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021	16,915	16,830,425
Syniverse Holdings, Inc. Tranche B Term Loan	4.00%	4/23/2019	21,939	21,720,029
Tribune Co. Initial Term Loan	4.00%	12/27/2020	35,448	35,503,965
Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020	48,051	48,012,475
Virgin Media Investment Holdings Ltd. Facility Term Loan B	3.50%	6/7/2020	26,775	26,745,414
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	20,401	20,320,499
WMG Acquisitions Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020	21,038	20,684,426
Zayo Group LLC Term Loan	4.00%	7/2/2019	17,605	17,622,463
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	12,973	12,879,345
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	8,370	8,310,284
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022	13,747	13,648,249
Total				876,353,308

Metals/Minerals 0.83%

American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021	24,875	24,831,469
Dynacast International LLC 1st Lien Initial Term Loan	5.25%	1/28/2022	11,760	11,833,500
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	3,510	3,533,742
FMG Resources Pty Ltd. Term Loan (Australia)(b)	3.75%	6/30/2019	2,452	2,276,915
Peabody Energy Corp. Term Loan	4.25%	9/24/2020	14,773	13,973,255
Total				56,448,881

Retail 5.63%

BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	29,103	29,048,409
Burlington Coat Factory Warehouse Corp. Term Loan B3	4.25%	8/13/2021	22,117	22,144,758
Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019	9,225	9,213,469
David’s Bridal, Inc. Initial Term Loan	5.25%	10/11/2019	17,335	16,728,212
Dollar Tree, Inc. Initial Term Loan B	4.25%	3/9/2022	34,275	34,572,850
Hudson’s Bay Co. 1st Lien Initial Term Loan (Canada)(b)	4.75%	11/4/2020	6,097	6,130,087
J Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	8,878	8,398,953
J.C. Penney Corp., Inc. Term Loan	5.00%	6/20/2019	19,696	19,453,567
Jo-Ann Stores, Inc. Term Loan B	4.00%	3/16/2018	11,755	11,519,900
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021	13,950	13,869,750
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	19,686	19,605,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Men’s Wearhouse, Inc. (The) Tranche B Term Loan	4.50%	6/18/2021	$22,300	$22,523,222
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	35,036	34,898,836
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/25/2020	23,332	23,185,130
Party City Holdings, Inc. 2014 Replacement Term Loan	4.00%	7/27/2019	21,377	21,292,228
PETCO Animal Supplies, Inc. New Term Loan	4.00%	11/24/2017	19,139	19,155,781
PetSmart, Inc. Term Loan	5.00%	3/11/2022	48,990	49,383,880
Stuart Weitzman Acquisition Co. LLC Initial Term Loan	4.50%	4/8/2020	9,807	9,807,084
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	13,783	13,300,460
Total				384,232,145

Service 11.46%

Acosta Holdco, Inc. Initial Term Loan	5.00%	9/26/2021	14,678	14,778,098
ADS Waste Holdings, Inc. Tranche B2 Initial Term Loan	3.75%	10/9/2019	19,433	19,279,421
Advantage Sales & Marketing, Inc. 1st Lien Initial Term Loan	4.25%	7/23/2021	36,352	36,240,656
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	8,653	8,655,182
Aramark Corp. US Term Loan F	3.25%	2/24/2021	29,264	29,195,164
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	7,406	7,484,229
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	19,732	19,809,844
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	31,100	31,077,055
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	18,109	18,033,748
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	19,802	19,843,245
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	8,120,000
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	16,839	16,529,251
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	8,315	8,289,513
Ceridian HCM Holding, Inc. Initial Term Loan	4.50%	9/15/2020	24,345	24,131,981
CompuCom Systems, Inc. Term Loan	4.25%	5/11/2020	10,740	10,015,484
DataPipe, Inc. 1st Lien Initial Term Loan	5.25%	3/15/2019	6,950	6,787,081
DataPipe, Inc. 2nd Lien Initial Term Loan	8.50%	9/16/2019	10,600	10,175,855
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	13,315	13,325,228
EnergySolutions LLC Advance Term Loan	6.75%	5/29/2020	14,068	14,208,536
Evergreen Skills Lux S.A.R.L. 1st Lien Initial Term Loan (Luxembourg)(b)	5.75%	4/28/2021	19,330	19,173,481
Evergreen Skills Lux S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(b)	9.25%	4/28/2022	10,690	10,048,600
First Data Corp. 2017 2nd New Dollar Term Loan	3.672%	3/24/2017	4,900	4,904,802
First Data Corp. 2018 2nd New Term Loan B	3.672%	9/24/2018	8,000	8,006,240
First Data Corp. 2018 New Dollar Term Loan	3.672%	3/23/2018	89,934	89,945,451
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	14,439	14,295,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

IG Investment Holdings LLC Extended Tranche B Term Loan	6.00%	10/31/2021	$35,535	$35,512,435
InfoGroup, Inc. Term Loan B	7.50%	5/26/2018	17,159	16,079,891
Interactive Data Corp. Term Loan	4.75%	5/2/2021	14,695	14,759,530
iQor US, Inc. 1st Lien Term Loan B	6.00%	4/1/2021	16,949	16,175,919
Kasima LLC Term Loan	3.25%	5/17/2021	40,985	40,934,063
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019	380	380,050
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	9,577	9,579,697
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.25%	1/25/2021	8,704	8,703,838
MH Sub I LLC 1st Lien Initial Term Loan	5.00%	7/8/2021	19,404	19,387,543
MH Sub I LLC 2nd Lien Initial Term Loan	8.50%	7/8/2022	9,722	9,454,645
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	5,546	5,462,754
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	3,490	3,385,198
Nord Anglia Education Finance LLC Initial Term Loan	4.50%	3/31/2021	17,115	17,104,665
PODS LLC 1st Lien Initial Term Loan	5.25%	2/2/2022	4,115	4,137,283
PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023	5,390	5,430,425
Securus Technologies Holdings, Inc. 1st Lien Initial Term Loan	4.75%	4/30/2020	10,863	10,762,036
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan	6.75%	2/28/2022	7,840	7,702,800
SRA International, Inc. Term Loan	6.50%	7/20/2018	23,170	23,235,279
US Airways, Inc. Consenting Tranche B1 Term Loan	3.50%	5/23/2019	18,914	18,890,358
Vantiv LLC Term Loan B	3.75%	6/13/2021	23,322	23,409,978
Waste Industries USA, Inc. Initial Term Loan	4.25%	2/27/2020	3,925	3,940,523
WP Mustang Holdings LLC 1st Lien Term Loan	5.50%	5/29/2021	24,875	24,926,864
Total				781,708,987

Transportation 1.53%

FCA US LLC Tranche B Term Loan	3.25%	12/31/2018	44,236	44,212,033
Navistar Financial Corp. 2011 Term Loan	3.188%	12/2/2016	27,972	26,992,554
Pilot Travel Centers LLC Tranche B Initial Term Loan	4.25%	10/1/2021	7,856	7,912,792
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021	13,178	11,069,335
YRC Worldwide, Inc. Initial Term Loan	8.25%	2/13/2019	13,942	13,837,495
Total				104,024,209

Utility 4.73%

Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	19,605	19,605,000
Calpine Construction Finance Co. LP Term Loan B1	3.00%	5/3/2020	5,731	5,668,409
Calpine Construction Finance Co. LP Term Loan B2	3.25%	1/31/2022	12,684	12,580,855
Calpine Corp. Delayed Term Loan	4.00%	10/30/2020	18,810	18,841,413
Calpine Corp. Term Loan	4.00%	4/1/2018	4,281	4,292,730
Calpine Corp. Term Loan	4.00%	10/9/2019	20,542	20,587,648
Dynegy, Inc. Tranche B2 Term Loan	4.00%	4/23/2020	28,045	28,031,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utility (continued)

EFS Cogen Holdings I LLC Advance Term Loan B	3.75%	12/17/2020		$7,595	$7,595,224
Energy Future Intermediate Holding Co. LLC Term Loan	4.25%	6/19/2016		17,962	18,066,623
Essential Power LLC Term Loan	4.75%	8/8/2019		6,860	6,892,173
Green Energy Partners/Stonewall LLC Advance Conversion Term Loan B1	6.50%	11/13/2021		1,848	1,868,790
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		19,537	19,537,178
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		26,525	26,922,875
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		26,022	26,152,582
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		24,475	24,199,656
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan	4.662%	10/10/2017		63,221	40,509,190
Texas Competitive Electric Holdings Co., LLC Non-Extending 2014 Term Loan	4.662%	4/25/2015		65,095	41,416,694
Total					322,768,491
Total Floating Rate Loans (cost $6,207,791,357)					6,131,227,396

FOREIGN BONDS(a) 0.53%

France 0.02%

SMCP SAS†	8.875%	6/15/2020	EUR	1,000	1,194,586

Netherlands 0.23%

Hema Bondco I BV†	5.332%#	6/15/2019	EUR	10,000	8,616,686
United Group BV†	7.875%	11/15/2020	EUR	6,000	7,285,017
Total					15,901,703

United Kingdom 0.28%

Care UK Health & Social Care plc†	5.56%#	7/15/2019	GBP	5,000	7,333,291
Premier Foods Finance plc†	5.56%#	3/16/2020	GBP	8,500	12,007,299
Total					19,340,590
Total Foreign Bonds (cost $46,016,206)					36,436,879

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.06%

Motel 6 Trust 2015-MTL6 E (cost $3,960,000)	5.279%#	2/5/2030		$4,000	3,960,000
Total Long-Term Investments (cost $6,598,673,472)					6,500,103,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 5.97%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $180,000,000 of Federal Home Loan Mortgage Corp. at 3.75% due 3/27/2019; $15,000,000 of U.S. Treasury Note at 1.25% due 4/30/2019; $23,515,000 of U.S. Treasury Note at 1.375% due 12/31/2018; $126,000,000 of U.S. Treasury Note at 1.625% due 3/31/2019; $33,100,000 of U.S. Treasury Note at 1.625% due 4/30/2019 and $14,395,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $414,904,676; proceeds: $406,768,516 (cost $406,768,516)	$406,769	$406,768,516
Total Investments in Securities 101.30% (cost $7,005,441,988)		6,906,871,927
Liabilities in Excess of Foreign Cash and Other Assets(e) (1.30%)		(88,370,944)
Net Assets 100.00%		$6,818,500,983

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
TBD	Interest rate to be determined.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2015.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2015.
(e)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	4/20/2015	47,710,000	$55,505,670	$53,419,832	$2,085,838
euro	Sell	J.P. Morgan	5/13/2015	24,040,000	27,243,457	26,925,163	318,294
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,404,132

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	4/28/2015	12,310,000	$18,546,059	$18,997,478	$(451,419)

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2015	47	Long	$5,606,219	$26,722
U.S. 10-Year Treasury Note	June 2015	710	Short	(90,735,781)	181,798
Totals				$(85,129,562)	$208,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$—	$2,495,500	$—	$2,495,500
Common Stocks
Metals/Minerals	571,656	—	—	571,656
Service	—	356,709	—	356,709
Corporate Bonds
Metals/Minerals	—	18,901,119	5	18,901,124
Remaining Industries	—	306,154,147	—	306,154,147
Floating Rate Loans(4)
Aerospace	—	216,492,399	—	216,492,399
Chemicals	—	201,674,607	—	201,674,607
Consumer Durables	—	17,112,772	—	17,112,772
Consumer Non-Durables	—	35,903,134	40,175,648	76,078,782
Energy	—	232,624,774	—	232,624,774
Financial	—	194,433,575	37,833,319	232,266,894
Food & Drug	—	184,461,476	—	184,461,476
Food/Tobacco	—	215,418,833	17,878,713	233,297,546
Forest Products	—	173,137,977	—	173,137,977
Gaming/Leisure	—	488,675,395	—	488,675,395
Healthcare	—	731,410,379	25,678,685	757,089,064
Housing	—	97,801,778	2,540,077	100,341,855
Information Technology	—	470,021,615	23,030,831	493,052,446
Manufacturing	—	196,169,833	3,215,555	199,385,388
Media/Telecommunications	—	876,353,308	—	876,353,308
Metals/Minerals	—	56,448,881	—	56,448,881
Retail	—	384,232,145	—	384,232,145
Service	—	741,649,870	40,059,117	781,708,987
Transportation	—	65,962,320	38,061,889	104,024,209
Utility	—	245,493,378	77,275,113	322,768,491
Foreign Bonds	—	36,436,879	—	36,436,879
Non-Agency Commercial Mortgage-Backed Security	—	3,960,000	—	3,960,000
Repurchase Agreement	—	406,768,516	—	406,768,516
Total	$571,656	$6,600,551,319	$305,748,952	$6,906,871,927
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,404,132	$—	$2,404,132
Liabilities	—	(451,419)	—	(451,419)
Futures Contracts
Assets	208,520	—	—	208,520
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	22,230	—	22,230
Liabilities	—	—	—	—
Total	$208,520	$1,974,943	$—	$2,183,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2015

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2014	$50,399	$279,665,158
Accrued discounts/premiums	—	204,054
Realized gain (loss)	(69,470)	(1,468,149)
Change in unrealized appreciation/depreciation	52,943	1,348,252
Purchases	—	51,809,229
Sales	(33,867)	(37,919,750)
Net transfers in or out of Level 3	—	12,110,153
Balance as of February 28, 2015	$5	$305,748,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.42%

ASSET-BACKED SECURITIES 0.12%

Other

Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.537	%#	8/15/2056	$3,879	$3,335,985
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.531	%#	2/1/2041	2,000	1,782,500
Total Asset-Backed Securities (cost $5,065,188)					5,118,485

	Shares (000)
COMMON STOCKS 6.20%

Aerospace/defense 0.10%

B/E Aerospace, Inc.*	67	4,240,914

Automakers 0.10%

Harley-Davidson, Inc.	65	4,125,693

Beverages 0.17%

Monster Beverage Corp.*	53	7,413,457

Chemicals 0.20%

Axalta Coating Systems Ltd.*	158	4,473,000
PPG Industries, Inc.	18	4,236,840
Total		8,709,840

Discount Store 0.10%

Dollar General Corp.*	59	4,284,580

Electronics 0.49%

Avago Technologies Ltd. (Singapore)(a)	34	4,326,318
Broadcom Corp. Class A	95	4,308,157
Freescale Semiconductor Ltd.*	236	8,521,960
NXP Semiconductors NV (Netherlands)*(a)	51	4,329,645
Total		21,486,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Shares (000)	Fair Value
Energy: Exploration & Production 0.50%

Diamondback Energy, Inc.*	58	$4,107,322
MEG Energy Corp. (Canada)*(a)	247	4,132,623
Memorial Resource Development Corp.*	210	4,308,987
Parsley Energy, Inc.	393	5,679,105
Parsley Energy, Inc. Class A*	234	3,489,129
Total		21,717,166

Food & Drug Retailers 0.10%

Rite Aid Corp.*	520	4,150,398

Food: Wholesale 0.35%

Maple Leaf Foods, Inc. (Canada)(a)	246	4,462,209
Mead Johnson Nutrition Co.	41	4,253,151
WhiteWave Foods Co. (The)*	154	6,318,585
Total		15,033,945

Health Facilities 0.19%

Acadia Healthcare Co., Inc.*	67	4,264,231
VCA, Inc.*	78	4,166,496
Total		8,430,727

Health Services 0.11%

Bluebird Bio, Inc.*	47	4,460,309
Team Health Holdings, Inc.*	3	149,834
Total		4,610,143

Hotels 0.10%

Hilton Worldwide Holdings, Inc.*	153	4,322,822

Investments & Miscellaneous Financial Services 0.12%

Penson Technologies Class A Units	4,881	1,116,000
WisdomTree Investments, Inc.	224	4,186,560
Total		5,302,560

Machinery 0.10%

Middleby Corp. (The)*	43	4,530,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Shares (000)		Fair Value
Media: Content 0.10%

Netflix, Inc.*		9	$4,274,190

Metals/mining (excluding Steel) 0.11%

Mirabela Nickel Ltd.*(b)	AUD	8,607	571,657
Silver Wheaton Corp. (Canada)(a)		196	4,236,260
Total			4,807,917

Oil Refining & Marketing 0.10%

Tesoro Corp.		49	4,490,976

Packaging 0.10%

Rock-Tenn Co. Class A		63	4,331,184

Personal & Household Products 0.20%

Brunswick Corp.		77	4,187,328
Harman International Industries, Inc.		33	4,513,653
Total			8,700,981

Pharmaceuticals 0.50%

Alexion Pharmaceuticals, Inc.*		24	4,295,692
BioMarin Pharmaceutical, Inc.*		39	4,218,558
Puma Biotechnology, Inc.*		22	4,664,919
Valeant Pharmaceuticals International, Inc.*		21	4,212,248
Vertex Pharmaceuticals, Inc.*		37	4,406,967
Total			21,798,384

Real Estate Investment Trusts 0.07%

InfraREIT, Inc.*		109	2,953,531

Recreation & Travel 0.10%

Norwegian Cruise Line Holdings Ltd.*		91	4,497,984

Restaurants 0.57%

Buffalo Wild Wings, Inc.*		23	4,395,760
Popeyes Louisiana Kitchen, Inc.*		77	4,626,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Shares (000)	Fair Value
Restaurants (continued)

Restaurant Brands International LP Unit (Canada)(a)	105	$4,415,474
Shake Shack, Inc. Class A*	7	284,790
Starbucks Corp.	45	4,188,128
Yum! Brands, Inc.	82	6,632,284
Total		24,543,207

Software/services 0.64%

FireEye, Inc.*	98	4,317,653
GrubHub, Inc.*	104	4,352,236
King Digital Entertainment plc (Ireland)(a)	264	4,164,265
LinkedIn Corp. Class A*	16	4,168,320
Splunk, Inc.*	99	6,655,329
VeriFone Systems, Inc.*	117	4,116,878
Total		27,774,681

Specialty Retail 0.39%

Brown Shoe Co., Inc.	142	4,245,000
Moncler SpA (Italy)(a)	281	4,231,161
Restoration Hardware Holdings, Inc.*	49	4,290,470
Skechers U.S.A., Inc. Class A*	64	4,366,411
Total		17,133,042

Support: Services 0.10%

Priceline Group, Inc. (The)*	4	4,454,928

Technology Hardware & Equipment 0.29%

Cavium, Inc.*	63	4,321,719
CommScope Holding Co., Inc.*	129	4,060,350
NVIDIA Corp.	190	4,195,812
Total		12,577,881

Telecommunications: Wireless 0.10%

Qorvo, Inc.*	63	4,340,554

Trucking & Delivery 0.10%

Old Dominion Freight Line, Inc.*	55	4,327,848
Total Common Stocks (cost $242,204,084)		269,366,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 1.65%

Gas Distribution 0.10%

Macquarie Infrastructure Co. LLC	2.875%	7/15/2019	$3,598	$4,252,386

Health Services 0.09%

Omnicare, Inc.	3.50%	2/15/2044	3,325	4,073,125

Investments & Miscellaneous Financial Services 0.09%

PRA Group, Inc.	3.00%	8/1/2020	3,863	4,089,951

Medical Products 0.10%

Fluidigm Corp.	2.75%	2/1/2034	3,985	4,413,388

Metals/Mining (Excluding Steel) 0.10%

Royal Gold, Inc.	2.875%	6/15/2019	3,950	4,275,875

Pharmaceuticals 0.58%

Clovis Oncology, Inc.†	2.50%	9/15/2021	3,359	4,748,786
Depomed, Inc.	2.50%	9/1/2021	3,474	4,559,625
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	3,648	4,450,560
Medivation, Inc.	2.625%	4/1/2017	2,064	4,726,560
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,323	6,509,987
Total				24,995,518

Software/Services 0.44%

ServiceNow, Inc.	Zero Coupon	11/1/2018	3,550	4,293,281
Twitter, Inc.†	1.00%	9/15/2021	6,628	6,458,158
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	3,217	4,417,343
Yahoo!, Inc.	Zero Coupon	12/1/2018	3,791	4,096,650
Total				19,265,432

Specialty Retail 0.15%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	6,334	6,425,051
Total Convertible Bonds (cost $66,032,693)				71,790,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(c) 5.53%

Aerospace/Defense 0.10%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	$4,220	$4,195,885

Auto Parts & Equipment 0.12%

Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021	6,449	5,416,820

Beverages 0.09%

Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018	4,000	3,995,020

Chemicals 0.13%

American Pacific Corp. Term Loan	7.00%	2/27/2019	5,798	5,787,025

Diversified Capital Goods 0.09%

Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	4,100	4,127,347

Electric: Generation 0.65%

Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	4,140	4,140,000
Green Energy Partners/Stonewall LLC Advance Conversion Term Loan B1	6.50%	11/13/2021	4,850	4,904,562
Longview Power LLC 2017 Term Loan	7.19%	10/31/2017	6,000	4,009,980
Longview Power LLC 2017 Term Loan	7.19%	10/31/2017	925	617,442
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	5,500	5,582,500
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	3,125	3,140,625
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	5,885	5,818,794
Total				28,213,903

Electronics 0.13%

Eastman Kodak Co. 2nd Lien Term Loan	10.75%	9/3/2020	5,510	5,546,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.67%

Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	$4,650	$4,548,281
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021	12,715	11,721,704
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	16,240	12,626,600
Total				28,896,585

Gaming 0.37%

Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	8,476	6,823,180
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	12,065	9,450,937
Total				16,274,117

Health Services 0.32%

Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	9,719	9,743,298
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	3,972	3,991,608
Total				13,734,906

Information Technology 0.13%

AF Borrower LLC 2nd Lien Initial Term Loan	10.00%	1/30/2023	5,625	5,653,125

Investments & Miscellaneous Financial Services 0.07%

PGX Holdings, Inc. 1st Lien Initial Term Loan	6.25%	9/29/2020	3,000	3,007,500

Machinery 0.27%

Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	6,500	5,904,178
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019	5,768	5,796,623
Total				11,700,801

Media: Diversified 0.23%

MH Sub I LLC 2nd Lien Initial Term Loan	8.50%	7/8/2022	10,350	10,065,375

Medical Products 0.10%

Verdesian Life Sciences LLC Initial Term Loan	6.00%	7/1/2020	4,534	4,533,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.12%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	$4,340	$4,335,942
FMG Resources Pty Ltd. Term Loan (Australia)(a)	3.75%	6/30/2019	1,000	928,595
Total				5,264,537

Packaging 0.10%

Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	4,200	4,210,500

Personal & Household Products 0.10%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	5,754	4,372,809

Recreation & Travel 0.19%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	7.75%	7/29/2022	4,060	4,076,910
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	4,245	4,332,574
Total				8,409,484

Restaurants 0.11%

Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	4,659	4,663,702

Software/Services 0.42%

Blue Coat Systems, Inc. 2013 2nd Lien Term Loan	9.50%	6/26/2020	4,650	4,693,594
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	5,610	5,378,191
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	7.25%	6/10/2022	4,743	4,648,140
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	3,675	3,644,369
Total				18,364,294

Specialty Retail 0.11%

Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	6,524	4,673,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.67%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022		$3,950	$3,951,225
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022		1,850	1,877,750
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021		6,043	6,024,178
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.25%	1/25/2021		4,055	4,055,000
PODS LLC 1st Lien Initial Term Loan	5.25%	2/2/2022		2,625	2,639,214
PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023		5,115	5,153,363
WP Mustang Holdings LLC 2nd Lien Term Loan	8.50%	5/29/2022		5,391	5,260,726
Total					28,961,456

Technology Hardware & Equipment 0.14%

Riverbed Technology, Inc. Term Loan B	TBD	2/25/2022		5,875	5,928,257

Telecommunications: Wireline Integrated & Services 0.10%

DataPipe, Inc. 2nd Lien Initial Term Loan	8.50%	9/16/2019		4,325	4,152,000
Total Floating Rate Loans (cost $248,568,707)					240,149,708

FOREIGN BONDS(b) 3.21%

France 0.15%

SMCP SAS†	8.875%	6/15/2020	EUR	5,375	6,420,900

Germany 0.15%

CeramTec Group GmbH†	8.25%	8/15/2021	EUR	5,300	6,525,249

Italy 0.06%

Zobele Holding SpA†	7.875%	2/1/2018	EUR	2,500	2,845,101

Jersey 0.19%

Galaxy Finco Ltd.†	7.875%	11/15/2021	GBP	5,400	8,207,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Luxembourg 0.71%

Altice SA†	6.25%	2/15/2025		EUR	2,300	$2,631,984
Bilbao Luxembourg SA PIK†	10.50%	12/1/2018		EUR	4,413	5,111,537
Boardriders SA†	8.875%	12/15/2017		EUR	7,425	7,756,402
Matterhorn Midco & Cy SCA†	7.75%	2/15/2020		EUR	7,759	9,247,086
Play Topco SA PIK†	7.75%	2/28/2020		EUR	5,125	5,971,706
Total						30,718,715

Netherlands 0.54%

Dutch Lion BV PIK†	11.25%	6/15/2020		EUR	4,926	2,204,932
Hema Bondco I BV†	6.25%	6/15/2019		EUR	9,025	8,508,768
United Group BV†	7.875%	11/15/2020		EUR	8,750	10,623,982
UPC Holding BV†	6.75%	3/15/2023		CHF	1,775	2,076,341
Total						23,414,023

Spain 0.19%

Banco Popular Espanol SA	11.50%	—	(d)	EUR	6,400	8,357,245

United Kingdom 1.22%

Care UK Health & Social Care plc†	5.56%#	7/15/2019		GBP	5,700	8,359,952
Iron Mountain Europe plc†	6.125%	9/15/2022		GBP	2,625	4,295,765
Odeon & UCI Finco plc†	9.00%	8/1/2018		GBP	4,525	7,160,573
Old Mutual plc	8.00%	6/3/2021		GBP	4,330	7,735,455
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	8,150	11,890,856
R&R Ice Cream plc†	5.50%	5/15/2020		GBP	4,950	7,829,750
Stonegate Pub Co. Financing plc†	5.75%	4/15/2019		GBP	3,700	5,740,809
Total						53,013,160
Total Foreign Bonds (cost $158,037,427)						139,501,967

FOREIGN GOVERNMENT OBLIGATION(a) 0.10%

Belize

Republic of Belize† (cost $4,276,082)	5.00%	2/20/2038			$5,670	4,201,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 78.99%

Advertising 0.70%

Affinion Investments LLC	13.50%	8/15/2018	$7,879	$5,200,140
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020	11,323	12,030,687
Getty Images, Inc.†	7.00%	10/15/2020	5,025	3,115,500
Southern Graphics, Inc.†	8.375%	10/15/2020	9,875	10,047,813
Total				30,394,140

Aerospace/Defense 0.78%

Bombardier, Inc.(Canada)†(a)(e)	7.50%	3/15/2025	5,302	5,341,765
CPI International, Inc.	8.75%	2/15/2018	5,375	5,482,500
DynCorp International, Inc.	10.375%	7/1/2017	4,593	4,191,113
GenCorp, Inc.	7.125%	3/15/2021	7,175	7,623,437
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	5,799	6,096,199
Moog, Inc.†	5.25%	12/1/2022	4,830	4,999,050
Total				33,734,064

Air Transportation 0.81%

Air Canada (Canada)†(a)	7.75%	4/15/2021	4,366	4,671,620
Air Canada (Canada)†(a)	8.75%	4/1/2020	6,275	6,973,094
American Airlines Group, Inc.†	5.50%	10/1/2019	5,289	5,553,450
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020	5,525	5,711,469
Gol LuxCo SA (Luxembourg)†(a)	8.875%	1/24/2022	4,050	3,452,625
Hawaiian Airlines 2013-1B Pass-Through Certificates	4.95%	1/15/2022	3,775	3,709,045
United Continental Holdings, Inc.	6.00%	12/1/2020	4,975	5,285,937
Total				35,357,240

Auto Parts & Equipment 1.41%

Affinia Group, Inc.	7.75%	5/1/2021	1,756	1,835,020
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	6,000	6,562,500
Chassix, Inc.†	9.25%	8/1/2018	7,964	5,813,720
Commercial Vehicle Group, Inc.	7.875%	4/15/2019	3,775	3,916,562
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	5,500	5,307,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)

International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		$2,283	$2,322,953
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		9,915	9,667,125
MPG Holdco I, Inc.†	7.375%	10/15/2022		9,413	10,095,442
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		4,097	4,214,789
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		11,495	11,609,950
Total					61,345,561

Automakers 0.41%

General Motors Corp.(f)	—	—	(d)	8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		8,810	9,646,950
Oshkosh Corp.	5.375%	3/1/2022		5,350	5,510,500
Oshkosh Corp.†(e)	5.375%	3/1/2025		2,546	2,609,650
Total					17,767,950

Banking 1.82%

Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	—	(d)	10,200	11,143,500
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023		7,025	8,509,031
Credit Suisse Group AG (Switzerland)†(a)	7.50%	—	(d)	1,675	1,800,625
Dresdner Funding Trust I†	8.151%	6/30/2031		5,442	6,666,450
Lloyds Bank plc (United Kingdom)†(a)	12.00%	—	(d)	6,252	9,002,880
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	—	(d)	8,100	8,505,000
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		3,900	3,840,915
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018		5,050	5,555,000
Popular, Inc.	7.00%	7/1/2019		11,820	11,938,200
Synovus Financial Corp.	7.875%	2/15/2019		10,855	12,198,306
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000	1,000
Total					79,160,907

Beverages 0.66%

Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022		8,175	8,624,625
Constellation Brands, Inc.	6.00%	5/1/2022		8,000	9,200,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Cott Beverages, Inc.†	5.375%	7/1/2022	$1,750	$1,618,750
Cott Beverages, Inc.†	6.75%	1/1/2020	4,482	4,493,205
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	5,196	4,838,515
Total				28,775,095

Brokerage 0.15%

Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,992	6,484,992

Building & Construction 1.40%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	8,918	7,981,610
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	14,125	14,831,250
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	9,465	8,281,875
Toll Brothers Finance Corp.	4.375%	4/15/2023	8,075	8,196,125
WCI Communities, Inc.	6.875%	8/15/2021	4,687	4,804,175
William Lyon Homes, Inc.	7.00%	8/15/2022	3,391	3,450,342
William Lyon Homes, Inc.	8.50%	11/15/2020	12,421	13,476,785
Total				61,022,162

Building Materials 1.63%

Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,452	4,296,180
Building Materials Corp. of America†	5.375%	11/15/2024	5,574	5,769,090
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	5,950	4,730,250
CPG Merger Sub LLC†	8.00%	10/1/2021	7,095	7,183,687
Hillman Group, Inc. (The)†	6.375%	7/15/2022	6,233	6,108,340
James Hardie International Finance Ltd. (Ireland)†(a)	5.875%	2/15/2023	8,075	8,286,969
NCI Building Systems, Inc.†	8.25%	1/15/2023	4,483	4,684,735
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	3,048	2,788,920
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,472	5,318,586
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	5,850	5,864,625
Summit Materials LLC/Summit Materials Finance Corp.	10.50%	1/31/2020	5,497	6,094,799
USG Corp.†	5.50%	3/1/2025	3,831	3,926,775
USG Corp.†	5.875%	11/1/2021	5,559	5,850,848
Total				70,903,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 5.78%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	$3,375	$3,501,563
Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	5,975	6,251,344
Altice Finco SA (Luxembourg)†(a)	7.625%	2/15/2025	2,725	2,842,202
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	3,100	3,299,640
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	13,775	15,393,562
Altice SA (Luxembourg)†(a)	7.625%	2/15/2025	5,000	5,187,500
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	10,700	11,074,500
Cablevision Systems Corp.	5.875%	9/15/2022	9,310	9,670,762
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	7,361	7,609,434
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	5,249	5,649,236
CCOH Safari LLC	5.50%	12/1/2022	6,293	6,521,121
CCOH Safari LLC	5.75%	12/1/2024	10,364	10,752,650
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020	5,100	5,221,125
CSC Holdings LLC†	5.25%	6/1/2024	1,234	1,263,308
DISH DBS Corp.	5.125%	5/1/2020	6,790	6,866,387
DISH DBS Corp.	5.875%	7/15/2022	24,710	25,080,650
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	7,445	8,180,194
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,308	4,674,180
Numericable-SFR (France)†(a)	6.00%	5/15/2022	19,325	19,687,344
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,640	9,201,600
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	11,755	12,460,300
Unitymedia KabelBW GmbH (Germany)†(a)	6.125%	1/15/2025	12,900	13,722,375
UPCB Finance V Ltd.†	7.25%	11/15/2021	7,125	7,837,500
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	3,250	3,505,938
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	10,475	11,129,687
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	15,810	16,600,500
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	3,340	3,440,200
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	10,670	11,576,950
Ziggo Bond Finance BV (Netherlands)†(a)	5.875%	1/15/2025	2,930	3,076,500
Total				251,278,252

Chemicals 1.06%

Celanese US Holdings LLC	5.875%	6/15/2021	3,975	4,342,688
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	7,225	7,271,962
Hexion U.S. Finance Corp.	6.625%	4/15/2020	6,810	6,537,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Huntsman International LLC†	5.125%	11/15/2022	$4,509	$4,644,270
Momentive Performance Materials, Inc.	10.00%	10/15/2020	3,105	62,100
NOVA Chemicals Corp. (Canada)†(a)	5.00%	5/1/2025	3,147	3,331,886
PSPC Escrow Corp.†	6.50%	2/1/2022	6,562	6,947,517
SPCM SA (France)†(a)	6.00%	1/15/2022	8,175	8,583,750
TPC Group, Inc.†	8.75%	12/15/2020	4,485	4,137,413
Total				45,859,186

Consumer/Commercial/Lease Financing 2.48%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	3.75%	5/15/2019	4,250	4,366,875
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	5.00%	10/1/2021	21,865	23,805,519
Aircastle Ltd.	5.50%	2/15/2022	4,161	4,473,075
CIT Group, Inc.	5.00%	8/15/2022	11,865	12,643,700
CIT Group, Inc.	5.375%	5/15/2020	9,610	10,354,775
CIT Group, Inc.	6.00%	4/1/2036	2,410	2,530,500
International Lease Finance Corp.	8.25%	12/15/2020	7,000	8,715,000
International Lease Finance Corp.	8.625%	1/15/2022	2,000	2,597,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	5,335	5,081,587
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,460	8,756,100
National Financial Partners Corp.†	9.00%	7/15/2021	7,505	7,842,725
Ocwen Financial Corp.†	6.625%	5/15/2019	5,888	5,240,320
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	3,750	3,965,625
Springleaf Finance Corp.	5.25%	12/15/2019	7,370	7,535,825
Total				107,909,126

Diversified Capital Goods 0.58%

Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	6,755	6,484,800
Constellation Enterprises LLC†	10.625%	2/1/2016	4,645	4,340,172
Griffon Corp.	5.25%	3/1/2022	1,872	1,850,940
NANA Development Corp.†	9.50%	3/15/2019	7,850	7,261,250
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,237	5,315,555
Total				25,252,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.55%

Borger Energy Associates LP/Borger Funding Corp.†	7.26%	12/31/2022	$843	$851,124
Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.375%	11/1/2022	4,635	4,913,100
Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.625%	11/1/2024	4,600	4,887,500
Elwood Energy LLC	8.159%	7/5/2026	8,630	9,665,091
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	10.00%	12/1/2020	15,040	1,504,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	11.25%	12/1/2018	2,850	3,256,125
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	11.75%	3/1/2022	13,990	15,083,746
Illinois Power Generating Co.	7.00%	4/15/2018	10,249	9,531,570
Illinois Power Generating Co.	7.95%	6/1/2032	3,651	3,194,625
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	7,851	8,498,231
Red Oak Power LLC	8.54%	11/30/2019	5,451	5,832,374
Total				67,217,486

Electric: Integrated 0.57%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	3,220	3,010,700
PPL Energy Supply LLC	4.60%	12/15/2021	10,600	9,818,716
RJS Power Holdings LLC†	5.125%	7/15/2019	11,997	11,877,030
Total				24,706,446

Electronics 0.30%

Flextronics International Ltd.	5.00%	2/15/2023	4,300	4,558,000
Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	7,926	8,530,358
Total				13,088,358

Energy: Exploration & Production 6.05%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	4,925	1,989,700
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	1,411,050
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	4,400	1,881,880
Antero Resources Finance Corp.	5.375%	11/1/2021	7,525	7,609,656
Bill Barrett Corp.	7.00%	10/15/2022	6,846	6,418,125
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	5,965	5,875,525
California Resources Corp.†	5.00%	1/15/2020	19,238	17,747,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	$3,447	$3,537,484
Chesapeake Energy Corp.	4.875%	4/15/2022	2,625	2,605,313
Chesapeake Energy Corp.	5.75%	3/15/2023	5,000	5,243,750
Concho Resources, Inc.	5.50%	4/1/2023	10,833	11,266,320
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	9,000	9,045,000
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	2,650	2,742,750
Diamondback Energy, Inc.	7.625%	10/1/2021	5,461	5,761,355
EXCO Resources, Inc.	8.50%	4/15/2022	6,337	4,721,065
Genel Energy Finance plc (United Kingdom)†(a)	7.50%	5/14/2019	4,200	3,685,500
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	4,083	3,123,495
Gulfport Energy Corp.	7.75%	11/1/2020	3,200	3,312,000
Gulfport Energy Corp.†	7.75%	11/1/2020	6,115	6,329,025
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	7,849	7,436,927
Kosmos Energy Ltd.†	7.875%	8/1/2021	11,225	10,607,625
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	5,345	4,329,450
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	6,000	5,220,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	8,140	7,916,150
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	12,250	11,989,687
Memorial Resource Development Corp.†	5.875%	7/1/2022	8,513	8,193,762
Newfield Exploration Co.	5.75%	1/30/2022	6,745	7,099,113
Oasis Petroleum, Inc.	6.50%	11/1/2021	5,000	4,821,875
Oasis Petroleum, Inc.	6.875%	3/15/2022	6,275	6,180,875
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,321	9,600,630
PDC Energy, Inc.	7.75%	10/15/2022	5,642	5,895,890
Penn Virginia Corp.	8.50%	5/1/2020	6,350	6,254,750
Rice Energy, Inc.	6.25%	5/1/2022	9,340	9,153,200
Rosetta Resources, Inc.	5.875%	6/1/2022	6,450	6,224,250
RSP Permian, Inc.†	6.625%	10/1/2022	6,638	6,712,678
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	26,611	27,741,967
SM Energy Co.	6.50%	11/15/2021	3,975	4,114,125
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	5,665	4,673,625
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	1,720	1,552,300
Tullow Oil plc (United Kingdom)†(a)	6.25%	4/15/2022	2,995	2,650,575
Total				262,675,502

Food & Drug Retailers 0.76%

Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.†	7.75%	10/15/2022	5,266	5,687,280
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	3,872,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers (continued)

Rite Aid Corp.	6.75%	6/15/2021	$3,615	$3,859,012
Rite Aid Corp.	7.70%	2/15/2027	10,350	11,773,125
Tops Holding II Corp.	8.75%	6/15/2018	7,964	7,764,900
Total				32,956,927

Food: Wholesale 3.48%

Big Heart Pet Brands	7.625%	2/15/2019	3,910	3,995,043
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,625	5,835,937
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	2,147	2,257,034
Chiquita Brands International, Inc./Chiquita Brands LLC	7.875%	2/1/2021	1,524	1,678,305
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	2,750	2,543,750
Diamond Foods, Inc.†	7.00%	3/15/2019	12,580	12,894,500
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	4,725	4,595,062
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	5,815	6,134,825
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	3,175	3,361,531
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	8,965	9,032,237
HJ Heinz Co.†	4.875%	2/15/2025	20,568	20,722,260
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	6,850	7,004,125
JBS Investments GmbH (Austria)†(a)	7.75%	10/28/2020	2,075	2,194,313
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	11,379	11,393,224
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	9,250	9,897,500
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,946	3,122,760
Land O’Lakes, Inc.†	6.00%	11/15/2022	6,422	6,967,870
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	6,650	4,189,500
Smithfield Foods, Inc.	6.625%	8/15/2022	389	424,496
Southern States Cooperative, Inc.†	10.00%	8/15/2021	4,369	4,128,705
Tonon Luxembourg SA (Luxembourg)†(a)	10.50%	5/14/2024	5,275	3,033,125
WhiteWave Foods Co. (The)	5.375%	10/1/2022	24,055	25,889,194
Total				151,295,296

Forestry/Paper 1.22%

Boise Cascade Co.	6.375%	11/1/2020	6,000	6,330,000
Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	5,266	5,443,727
Clearwater Paper Corp.	4.50%	2/1/2023	3,279	3,279,000
Mercer International, Inc. (Canada)†(a)	7.75%	12/1/2022	13,990	14,724,475
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	5,610	5,834,400
Neenah Paper, Inc.†	5.25%	5/15/2021	9,205	9,297,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper (continued)

PH Glatfelter Co.	5.375%	10/15/2020	$3,700	$3,811,000
Rayonier AM Products, Inc.†	5.50%	6/1/2024	4,825	4,161,563
Total				52,881,215

Gaming 3.17%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties†	11.00%	10/1/2021	4,460	3,969,400
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.†	9.375%	5/1/2022	16,352	13,490,400
CCM Merger, Inc.†	9.125%	5/1/2019	3,621	3,955,943
Churchill Downs, Inc.	5.375%	12/15/2021	6,182	6,290,185
Cleopatra Finance Ltd. (Jersey)†(a)	6.50%	2/15/2025	6,100	6,092,375
Graton Economic Development Authority†	9.625%	9/1/2019	8,172	9,070,920
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	4,204	4,508,790
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	8,140	7,895,800
MGM Resorts International	6.00%	3/15/2023	10,400	10,868,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	11,525	12,360,562
Penn National Gaming, Inc.	5.875%	11/1/2021	5,547	5,533,132
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	3,575	3,816,313
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	4,685	5,071,513
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	4,004	4,264,260
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	6,965	7,295,837
Scientific Games International, Inc.†	7.00%	1/1/2022	4,129	4,273,515
Scientific Games International, Inc.†	10.00%	12/1/2022	3,531	3,478,035
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	10,754	12,152,020
Station Casinos LLC	7.50%	3/1/2021	4,052	4,376,160
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	3,378	3,521,565
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	5,800	5,597,000
Total				137,881,725

Gas Distribution 3.65%

Energy Transfer Equity LP	5.875%	1/15/2024	3,750	4,031,250
Genesis Energy LP	5.625%	6/15/2024	2,985	2,790,975
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	2,993	3,127,685
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,468,800
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,142,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Kinder Morgan, Inc.	8.05%	10/15/2030	$5,005	$6,181,475
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	3,805	3,938,175
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	4.875%	12/1/2024	2,410	2,488,325
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	8,657	9,219,705
NGPL PipeCo LLC†	9.625%	6/1/2019	5,323	5,362,923
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	3,923	4,177,995
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	14,160	15,540,600
Rockies Express Pipeline LLC†	5.625%	4/15/2020	6,859	7,219,097
Rockies Express Pipeline LLC†	6.875%	4/15/2040	4,437	4,891,793
Rockies Express Pipeline LLC†	7.50%	7/15/2038	1,268	1,470,880
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	6,820	6,862,625
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	11,650	11,970,375
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	19,863	20,980,294
SemGroup Corp.	7.50%	6/15/2021	6,190	6,530,450
Southern Star Central Corp.†	5.125%	7/15/2022	8,106	8,369,445
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	7.50%	7/1/2021	3,450	3,648,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.25%	5/1/2023	6,236	6,391,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	2,775	2,941,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,425	3,647,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	6,580	7,007,700
Total				158,402,848

Health Facilities 3.70%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	3,365	3,398,650
Acadia Healthcare Co., Inc.†	5.625%	2/15/2023	5,042	5,231,075
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	7,550	7,889,750
Amsurg Corp.	5.625%	11/30/2020	5,075	5,309,719
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	13,030	13,999,106
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,695	2,890,388
CTR Partnership LP/CareTrust Capital Corp.	5.875%	6/1/2021	5,085	5,212,125
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	5,952	6,186,360
HCA, Inc.	5.375%	2/1/2025	5,680	6,049,200
HCA, Inc.	5.875%	3/15/2022	12,311	13,868,341
HCA, Inc.	6.50%	2/15/2020	5,950	6,783,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	7.50%	12/15/2023	$7,278	$8,315,115
HCA, Inc.	8.36%	4/15/2024	10,088	12,105,600
HealthSouth Corp.	5.75%	11/1/2024	3,804	3,994,200
Kindred Healthcare, Inc.	6.375%	4/15/2022	4,985	5,009,925
Kindred Healthcare, Inc.†	8.00%	1/15/2020	3,500	3,815,000
LifePoint Hospitals, Inc.	5.50%	12/1/2021	3,114	3,324,195
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	8,390	9,145,100
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	5,290	5,620,625
Sabra Health Care LP/Sabra Capital Corp.	5.50%	2/1/2021	5,650	6,045,500
Select Medical Corp.	6.375%	6/1/2021	3,775	3,812,750
Tenet Healthcare Corp.	6.00%	10/1/2020	9,700	10,573,000
Tenet Healthcare Corp.	8.125%	4/1/2022	10,615	12,048,025
Total				160,626,749

Health Services 0.59%

Catamaran Corp.	4.75%	3/15/2021	3,775	3,940,156
Emdeon, Inc.	11.00%	12/31/2019	2,475	2,725,594
Envision Healthcare Corp.†	5.125%	7/1/2022	3,282	3,425,588
Omnicare, Inc.	4.75%	12/1/2022	2,825	2,962,719
Omnicare, Inc.	5.00%	12/1/2024	1,934	2,045,205
Service Corp. International/US	5.375%	1/15/2022	5,900	6,224,500
StoneMor Partners LP/Cornerstone Family Services of WV	7.875%	6/1/2021	4,187	4,406,817
Total				25,730,579

Hotels 0.36%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	8,550	9,116,438
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	6,000	5,970,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	500	513,750
Total				15,600,188

Insurance Brokerage 0.30%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	7,287	7,542,045
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	5,125	5,278,750
Total				12,820,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 0.11%

Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	$6,000	$4,672,500

Investments & Miscellaneous Financial Services 0.22%

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	8,800	9,460,000

Life Insurance 0.50%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	13,550	14,566,250
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,550	6,975,750
Total				21,542,000

Machinery 0.59%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	3,930	4,038,075
CNH Industrial Capital LLC†	3.375%	7/15/2019	4,200	4,179,000
Gardner Denver, Inc.†	6.875%	8/15/2021	4,215	4,109,625
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	8,371	8,789,550
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,534	4,726,695
Total				25,842,945

Managed Care 0.35%

Centene Corp.	4.75%	5/15/2022	8,700	8,993,625
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	5,930	6,315,450
Total				15,309,075

Media: Content 2.01%

AMC Networks, Inc.	4.75%	12/15/2022	23,285	23,517,850
Belo Corp.	7.25%	9/15/2027	7,195	7,842,550
Belo Corp.	7.75%	6/1/2027	1,095	1,226,400
iHeartCommunications, Inc.	9.00%	12/15/2019	4,400	4,361,500
iHeartCommunications, Inc.	10.00%	1/15/2018	11,005	9,821,962
iHeartCommunications, Inc.	11.25%	3/1/2021	6,325	6,538,469
LIN Television Corp.	6.375%	1/15/2021	5,211	5,399,899
Netflix, Inc.	5.375%	2/1/2021	3,800	3,923,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)

Netflix, Inc.†	5.875%	2/15/2025	$13,782	$14,316,052
Univision Communications, Inc.†	5.125%	2/15/2025	6,306	6,400,590
Univision Communications, Inc.†	8.50%	5/15/2021	3,500	3,771,250
Total				87,120,022

Media: Diversified 0.10%

Block Communications, Inc.†	7.25%	2/1/2020	4,145	4,310,800

Medical Products 1.41%

Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	12,135	13,682,212
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	5,101	5,674,863
Grifols Worldwide Operations Ltd. (Ireland)†(a)	5.25%	4/1/2022	3,550	3,647,625
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	5,038	5,522,908
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	4,275	4,745,250
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	14,773	14,514,472
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	12,895	13,652,581
Total				61,439,911

Metals/Mining (Excluding Steel) 3.32%

Alcoa, Inc.	5.125%	10/1/2024	8,759	9,543,482
Aleris International, Inc.	7.625%	2/15/2018	3,839	3,843,799
Aleris International, Inc.	7.875%	11/1/2020	3,542	3,488,870
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	8,950	8,726,250
AuRico Gold, Inc. (Canada)†(a)	7.75%	4/1/2020	6,325	6,230,125
Boart Longyear Management Pty Ltd. (Australia)†(a)	10.00%	10/1/2018	5,125	5,406,875
Century Aluminum Co.†	7.50%	6/1/2021	6,667	7,100,355
Coeur Mining, Inc.	7.875%	2/1/2021	12,342	11,107,800
Compass Minerals International, Inc.†	4.875%	7/15/2024	10,230	10,204,425
Constellium NV (Netherlands)†(a)	5.75%	5/15/2024	13,228	12,599,670
Emeco Pty Ltd. (Australia)†(a)	9.875%	3/15/2019	6,550	5,010,750
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	6.875%	4/1/2022	5,091	4,276,440
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	9,759	9,319,845
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	5,760	5,889,600
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022	3,712	3,851,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/16/2044	$50	$5
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	8,447	8,404,765
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	1,030	1,069,913
Peabody Energy Corp.	6.50%	9/15/2020	6,725	5,724,656
Peabody Energy Corp.	7.375%	11/1/2016	2,003	2,113,165
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.†	7.375%	2/1/2020	4,549	4,753,705
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	4,924	4,086,920
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	3,881	4,026,538
Walter Energy, Inc.†(h)	9.50%	10/15/2019	7,640	5,118,800
Wise Metals Group LLC/Wise Alloys Finance Corp.†	8.75%	12/15/2018	2,259	2,459,486
Total				144,357,439

Oil Field Equipment & Services 0.47%

Basic Energy Services, Inc.	7.75%	10/15/2022	7,000	5,250,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022	7,777	6,474,352
Pioneer Energy Services Corp.	6.125%	3/15/2022	7,765	5,998,463
Seventy Seven Energy, Inc.	6.50%	7/15/2022	5,335	2,800,875
Total				20,523,690

Oil Refining & Marketing 0.64%

Citgo Holding, Inc.†	10.75%	2/15/2020	10,559	10,822,975
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	6,760	6,827,600
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	9,909	10,280,587
Total				27,931,162

Packaging 1.76%

Ball Corp.	5.00%	3/15/2022	9,142	9,599,100
BWAY Holding Co.†	9.125%	8/15/2021	1,038	1,084,710
Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	10,150	10,353,000
Graphic Packaging International, Inc.	4.75%	4/15/2021	6,975	7,288,875
Graphic Packaging International, Inc.	4.875%	11/15/2022	2,880	3,002,400
Pactiv LLC	7.95%	12/15/2025	5,375	5,482,500
PaperWorks Industries, Inc.†	9.50%	8/15/2019	5,087	5,182,381
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,508,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	$16,550	$17,501,625
Sealed Air Corp.†	4.875%	12/1/2022	4,474	4,619,405
Sealed Air Corp.†	5.125%	12/1/2024	1,524	1,596,390
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	5,168	5,116,320
Total				76,334,919

Personal & Household Products 1.17%

American Greetings Corp.	7.375%	12/1/2021	4,620	4,954,950
Avon Products, Inc.	5.00%	3/15/2023	9,006	8,204,466
Brunswick Corp.†	4.625%	5/15/2021	9,585	9,704,812
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	9,325	9,966,094
Elizabeth Arden, Inc.	7.375%	3/15/2021	6,909	6,252,645
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	10,126	7,594,500
Serta Simmons Holdings LLC†	8.125%	10/1/2020	3,873	4,144,110
Total				50,821,577

Pharmaceuticals 1.12%

Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	9,732	10,364,580
Salix Pharmaceuticals Ltd.†	6.50%	1/15/2021	7,145	8,020,263
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	3,438	3,489,570
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	25,354	26,780,162
Total				48,654,575

Printing & Publishing 0.23%

RR Donnelley & Sons Co.	7.00%	2/15/2022	2,975	3,272,500
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,595,200
Total				9,867,700

Rail 0.45%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	8,436	8,720,715
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	5,085	4,983,300
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	5,575	5,630,750
Total				19,334,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management 0.30%

CBRE Services, Inc.	5.00%	3/15/2023	$12,250	$12,923,750

Real Estate Investment Trusts 0.41%

China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	2,475	2,363,006
China South City Holdings Ltd. (Hong Kong)(a)	13.50%	10/17/2017	6,012	6,283,742
Qualitytech LP/QTS Finance Corp.†	5.875%	8/1/2022	5,777	5,964,753
Vingroup JSC (Vietnam)†(a)	11.625%	5/7/2018	2,875	3,054,688
Total				17,666,189

Recreation & Travel 0.95%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	7,734	7,975,301
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.375%	6/1/2024	2,961	3,023,921
NCL Corp. Ltd.†	5.25%	11/15/2019	4,064	4,196,080
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	6,437	6,617,719
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,800	8,075,000
Viking Cruises Ltd.†	8.50%	10/15/2022	10,039	11,268,777
Total				41,156,798

Restaurants 0.61%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	7,741	8,457,042
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	7,855	7,972,825
Ruby Tuesday, Inc.	7.625%	5/15/2020	3,685	3,777,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	5,830	5,873,725
Wendy’s International LLC	7.00%	12/15/2025	394	411,730
Total				26,492,447

Software/Services 2.68%

Alliance Data Systems Corp.†	5.375%	8/1/2022	9,443	9,443,000
Alliance Data Systems Corp.†	6.375%	4/1/2020	10,280	10,729,750
Aspect Software, Inc.	10.625%	5/15/2017	2,713	2,489,178
Audatex North America, Inc.†	6.125%	11/1/2023	8,630	9,190,950
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	7,451	7,776,981
First Data Corp.	11.25%	1/15/2021	19,694	22,549,630
First Data Corp.	11.75%	8/15/2021	10,363	12,124,710
iGATE Corp.	4.75%	4/15/2019	4,014	4,094,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	$10,230	$9,539,475
MSCI, Inc.†	5.25%	11/15/2024	6,074	6,347,330
SRA International, Inc.	11.00%	10/1/2019	6,275	6,808,375
SunGard Data Systems, Inc.	6.625%	11/1/2019	7,385	7,717,325
Syniverse Holdings, Inc.	9.125%	1/15/2019	3,932	4,099,110
VeriSign, Inc.	4.625%	5/1/2023	3,668	3,686,340
Total				116,596,434

Specialty Retail 3.39%

Argos Merger Sub, Inc.†(e)	7.125%	3/15/2023	10,602	10,999,575
Asbury Automotive Group, Inc.	6.00%	12/15/2024	11,215	11,803,787
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	4,675	4,137,375
Claire’s Stores, Inc.(h)	8.875%	3/15/2019	9,298	5,857,740
Claire’s Stores, Inc.†	9.00%	3/15/2019	5,930	5,596,438
CST Brands, Inc.	5.00%	5/1/2023	6,394	6,633,775
DBP Holding Corp.†	7.75%	10/15/2020	7,875	7,245,000
Dufry Finance SCA (Luxembourg)†(a)	5.50%	10/15/2020	6,625	6,932,638
Family Tree Escrow LLC†	5.75%	3/1/2023	9,150	9,676,125
First Cash Financial Services, Inc.	6.75%	4/1/2021	6,601	6,873,291
Hot Topic, Inc.†	9.25%	6/15/2021	12,385	13,592,537
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	4,822	5,099,265
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	14,600	15,421,250
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	3,200	3,440,000
Pantry, Inc. (The)	8.375%	8/1/2020	2,548	2,815,540
Party City Holdings, Inc.	8.875%	8/1/2020	125	137,188
Perry Ellis International, Inc.	7.875%	4/1/2019	2,500	2,587,500
Rent-A-Center, Inc.	6.625%	11/15/2020	4,379	4,160,050
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	5,304	5,675,280
Springs Industries, Inc.	6.25%	6/1/2021	5,895	5,791,838
Toys R Us Property Co. II LLC	8.50%	12/1/2017	3,975	3,994,875
William Carter Co. (The)	5.25%	8/15/2021	8,528	8,973,588
Total				147,444,655

Steel Producers/Products 1.01%

AK Steel Corp.	8.375%	4/1/2022	6,863	6,142,385
Allegheny Technologies, Inc.	6.125%	8/15/2023	5,798	6,221,694
ArcelorMittal (Luxembourg)(a)	10.60%	6/1/2019	10,500	13,006,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products (continued)

Steel Dynamics, Inc.†	5.125%	10/1/2021	$6,290	$6,447,250
Steel Dynamics, Inc.†	5.50%	10/1/2024	5,318	5,530,720
United States Steel Corp.	7.375%	4/1/2020	6,225	6,652,969
Total				44,001,893

Support: Services 1.83%

ADT Corp. (The)	4.125%	6/15/2023	8,835	8,437,425
APX Group, Inc.	6.375%	12/1/2019	5,153	5,191,647
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	3,784	3,935,360
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	9,023	6,812,365
Corrections Corp. of America	4.625%	5/1/2023	5,371	5,397,855
IHS, Inc.†	5.00%	11/1/2022	3,914	3,997,173
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	8,477	7,374,990
Light Tower Rentals, Inc.†	8.125%	8/1/2019	7,355	5,369,150
Modular Space Corp.†	10.25%	1/31/2019	7,868	5,940,340
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	6,525	6,639,187
Sotheby’s†	5.25%	10/1/2022	11,110	10,915,575
United Rentals North America, Inc.	7.625%	4/15/2022	5,190	5,791,054
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	3,775	3,822,188
Total				79,624,309

Technology Hardware & Equipment 0.88%

CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	7,680	7,737,600
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	5,476	5,708,730
CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	2,256	2,419,560
CommScope, Inc.†	5.00%	6/15/2021	5,550	5,647,125
Dell, Inc.	7.10%	4/15/2028	3,685	4,012,044
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	9,540	10,183,950
Project Homestake Merger Corp.†(e)	8.875%	3/1/2023	2,618	2,618,000
Total				38,327,009

Telecommunications: Wireline Integrated & Services 1.46%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	7,592	7,667,920
Consolidated Communications, Inc.†	6.50%	10/1/2022	4,949	4,961,373
Consolidated Communications, Inc.	10.875%	6/1/2020	6,463	7,311,269
Dycom Investments, Inc.	7.125%	1/15/2021	5,485	5,786,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)

Equinix, Inc.	4.875%	4/1/2020	$7,090	$7,409,050
Frontier Communications Corp.	6.875%	1/15/2025	7,900	7,939,500
Frontier Communications Corp.	8.50%	4/15/2020	10,460	11,872,100
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	10,095	10,372,612
Total				63,320,499

Telecommunications: Integrated/Services 0.41%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	7,050	7,428,938
Telecom Italia SpA (Italy)†(a)	5.303%	5/30/2024	9,950	10,536,652
Total				17,965,590

Telecommunications: Satellite 0.96%

Hughes Satellite Systems Corp.	6.50%	6/15/2019	5,460	5,992,350
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	9,600	9,793,920
Intelsat Jackson Holdings SA (Luxembourg)(a)	6.625%	12/15/2022	8,710	8,557,575
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	18,428	17,138,040
Total				41,481,885

Telecommunications: Wireless 2.54%

Comcel Trust†	6.875%	2/6/2024	14,425	15,430,422
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	8,435	8,055,425
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	5,710	5,774,238
SBA Communications Corp.†	4.875%	7/15/2022	8,300	8,320,750
T-Mobile USA, Inc.	6.625%	11/15/2020	11,275	11,937,406
T-Mobile USA, Inc.	6.731%	4/28/2022	14,805	15,822,844
T-Mobile USA, Inc.	6.836%	4/28/2023	21,230	22,769,175
Wind Acquisition Finance SA (Italy)†(a)	4.75%	7/15/2020	4,750	4,809,375
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	16,625	17,373,125
Total				110,292,760

Theaters & Entertainment 0.42%

Activision Blizzard, Inc.†	5.625%	9/15/2021	12,185	13,068,413
Production Resource Group, Inc.	8.875%	5/1/2019	7,545	5,319,225
Total				18,387,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 1.17%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%	10/30/2019		$9,492	$8,400,420
GasLog Ltd.†(b)	7.00%#	6/27/2018	NOK	29,000	3,764,033
Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875%	1/15/2017		$2,290	2,370,150
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020		6,730	7,209,916
Overseas Shipholding Group, Inc.	8.125%	3/30/2018		2,936	2,950,680
Ship Finance International Ltd.(b)	5.60%#	3/19/2019	NOK	42,000	5,067,799
Stena AB (Sweden)†(a)	7.00%	2/1/2024		$4,825	4,812,938
Ultrapetrol Bahamas Ltd. (Bahamas)(a)	8.875%	6/15/2021		6,354	6,290,460
XPO Logistics, Inc.†	7.875%	9/1/2019		9,525	10,161,984
Total					51,028,380

Trucking & Delivery 0.15%

DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020		5,990	6,304,475
Total High Yield Corporate Bonds (cost $3,436,009,745)					3,431,667,101

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.17%

Citigroup Commercial Mortgage Trust 2015-101A F†	4.625%	1/14/2043		19,000	14,328,502
Citigroup Commercial Mortgage Trust 2015-101A G†	4.625%	1/14/2043		4,000	2,876,138
Merrill Lynch Mortgage Trust 2006-C1 F†	5.659%#	5/12/2039		10,500	1,215,947
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	7/15/2056		2,000	2,080,133
Motel 6 Trust 2015-MTL6 E†(e)	5.279%	2/5/2030		5,750	5,692,500
Motel 6 Trust 2015-MTL6 F(e)	5.00%	2/5/2030		9,750	9,408,750
Wachovia Bank Commercial Mortgage Trust 2006-WL7A J†	0.773%#	9/15/2021		15,876	15,093,567
Total Non-Agency Commercial Mortgage-Backed Securities (cost $50,970,563)					50,695,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
PREFERRED STOCKS 0.45%

Banking 0.17%

Texas Capital Bancshares, Inc.	6.50%		293	$7,180,950

Pharmaceuticals 0.28%

Actavis plc	5.50%		12	12,312,000
Total Preferred Stocks (cost $19,291,160)				19,492,950
Total Long-Term Investments (cost $4,230,455,649)				4,231,984,334

	Interest Rate		Principal Amount (000)
SHORT-TERM INVESTMENTS 3.03%

FLOATING RATE LOANS(c) 0.50%

Food & Drug Retailers 0.26%

Rite Aid Corp. Bridge Term Loan	TBD	2/23/2016	$11,250	11,250,000

Software/Services 0.24%

SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Debt Bridge Facility Term Loan	TBD	2/19/2016	10,500	10,500,000
Total Floating Rate Loans (cost $21,750,000)				21,750,000

REPURCHASE AGREEMENT 2.53%

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $111,275,000 of U.S. Treasury Note at 1.50% due 5/31/2019 value: $111,970,469; proceeds: $109,774,105 (cost $109,774,105)			109,774	109,774,105

Total Short-Term Investments (cost $131,524,105)				131,524,105
Total Investments in Securities 100.45% (cost $4,361,979,754)				4,363,508,439
Liabilities in Excess of Foreign Cash and Other Assets(i) (0.45%)				(19,380,212)
Net Assets 100.00%				$4,344,128,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

AUD	Australian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
PIK	Payment-in-kind.
TBD	Interest rate to be determined.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2015.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2015.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis (See Note 2(f)).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Defaulted security.
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of February 28, 2015 (See Note 2(j)).
(i)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and reverse repurchase agreements as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	4/20/2015	1,825,000	$2,825,625	$2,816,618	$9,007
Canadian dollar	Sell	Bank of America	5/19/2015	17,585,000	14,094,000	14,052,176	41,824
euro	Sell	Goldman Sachs	5/13/2015	1,785,000	2,041,868	1,999,200	42,668
euro	Sell	J.P. Morgan	5/13/2015	371,000	420,182	415,520	4,662
euro	Sell	Morgan Stanley	5/13/2015	1,000,000	1,131,060	1,120,000	11,060
euro	Sell	Morgan Stanley	5/13/2015	2,300,000	2,601,438	2,576,000	25,438
euro	Sell	Morgan Stanley	5/13/2015	17,221,250	19,502,422	19,287,802	214,620
euro	Sell	Morgan Stanley	5/13/2015	662,000	750,300	741,440	8,860
euro	Sell	Morgan Stanley	5/13/2015	17,221,250	19,506,209	19,287,802	218,407
euro	Sell	Morgan Stanley	5/13/2015	765,000	867,000	856,800	10,200
euro	Sell	Morgan Stanley	5/13/2015	17,221,250	19,504,497	19,287,802	216,695
euro	Sell	Morgan Stanley	5/13/2015	920,000	1,043,946	1,030,400	13,546
euro	Sell	Morgan Stanley	5/13/2015	570,000	647,871	638,400	9,471
euro	Sell	Morgan Stanley	5/13/2015	1,670,000	1,895,251	1,870,400	24,851
euro	Sell	Morgan Stanley	5/13/2015	17,221,250	19,504,316	19,287,802	216,514
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,067,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Bank of America	5/19/2015	420,000	$335,887	$335,622	$(265)
Canadian dollar	Buy	Bank of America	5/19/2015	1,485,000	1,187,782	1,186,664	(1,118)
euro	Buy	Morgan Stanley	5/13/2015	305,000	348,467	341,600	(6,867)
euro	Buy	UBS AG	5/13/2015	5,890,000	6,713,440	6,596,801	(116,639)
British pound	Sell	Bank of America	4/20/2015	17,480,000	26,510,290	26,977,796	(467,506)
British pound	Sell	Bank of America	4/20/2015	17,480,000	26,513,979	26,977,796	(463,817)
British pound	Sell	Morgan Stanley	4/20/2015	1,800,000	2,745,574	2,778,034	(32,460)
British pound	Sell	UBS AG	4/20/2015	970,000	1,474,274	1,497,052	(22,778)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,111,450)

Credit Default Swaps - Sell Protection at February 28, 2015(1):

Referenced Issuer	Fund Receives	Termination Date	Original Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation	Credit Default Swap Agreements Receivable at Fair Value(4)
New Albertson’s, Inc.(5)	5.00%	3/20/2019	$3,000,000	$3,223,342	$84,733	$308,074	$223,342

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Includes upfront payments received.
(5)	Swap Counterparty: Citibank.

Reverse Repurchase Agreements Payable as of February 28, 2015:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan	$3,507,000	$7,000,000 principal, Claire’s Stores, Inc. at 8.875% due 3/15/2019, $4,410,000 fair value	(2.00)%	2/12/2015	On Demand	$3,503,688
J.P. Morgan	3,905,950	$7,640,000 principal, Walter Energy, Inc. at 9.50% due 10/15/2019, $5,118,800 fair value	(5.75)%	2/5/2015	On Demand	3,890,847
Total Reverse Repurchase Agreements						$7,394,535

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $18,415.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,118,485	$—	$5,118,485
Common Stocks
Electronics(3)	12,830,117	8,655,963	—	21,486,080
Energy: Exploration & Production	16,038,061	5,679,105	—	21,717,166
Investments & Miscellaneous Financial Services	4,186,560	—	1,116,000	5,302,560
Remaining Industries	220,860,732	—	—	220,860,732
Convertible Bonds	—	71,790,726	—	71,790,726
Floating Rate Loans(4)
Aerospace/Defense	—	4,195,885	—	4,195,885
Auto Parts & Equipment	—	—	5,416,820	5,416,820
Beverages	—	—	3,995,020	3,995,020
Chemicals	—	5,787,025	—	5,787,025
Diversified Capital Goods	—	4,127,347	—	4,127,347
Electric: Generation	—	13,671,984	14,541,919	28,213,903
Electronics	—	5,546,724	—	5,546,724
Energy: Exploration & Production	—	28,896,585	—	28,896,585
Food & Drug Retailers	—	11,250,000	—	11,250,000
Gaming	—	16,274,117	—	16,274,117
Health Services	—	3,991,608	9,743,298	13,734,906
Information Technology	—	—	5,653,125	5,653,125
Investments & Miscellaneous Financial Services	—	3,007,500	—	3,007,500
Machinery	—	11,700,801	—	11,700,801
Media: Diversified	—	10,065,375	—	10,065,375
Medical Products	—	—	4,533,808	4,533,808
Metals/Mining (Excluding Steel)	—	5,264,537	—	5,264,537
Packaging	—	4,210,500	—	4,210,500
Personal & Household Products	—	4,372,809	—	4,372,809
Recreation & Travel	—	8,409,484	—	8,409,484
Restaurants	—	4,663,702	—	4,663,702
Software/Services	—	28,864,294	—	28,864,294
Specialty Retail	—	4,673,728	—	4,673,728
Support: Services	—	23,028,706	5,932,750	28,961,456
Technology Hardware & Equipment	—	5,928,257	—	5,928,257
Telecommunications: Wireline Integrated & Services	—	4,152,000	—	4,152,000
Foreign Bonds	—	139,501,967	—	139,501,967
Foreign Government Obligation	—	4,201,322	—	4,201,322
High Yield Corporate Bonds
Automakers	—	17,767,100	850	17,767,950
Banking	—	79,159,907	1,000	79,160,907
Metals/Mining (Excluding Steel)	—	144,357,434	5	144,357,439
Remaining Industries	—	3,190,380,805	—	3,190,380,805
Non-Agency Commercial Mortgage-Backed Securities	—	50,695,537	—	50,695,537
Preferred Stocks(5)	19,492,950	—	—	19,492,950
Repurchase Agreement	—	109,774,105	—	109,774,105
Total	$273,408,420	$4,039,165,424	$50,934,595	$4,363,508,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2015

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap
Assets	$—	$223,342	$—	$223,342
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	1,067,823	—	1,067,823
Liabilities	—	(1,111,450)	—	(1,111,450)
Reverse Repurchase Agreements
Assets	—	7,394,535	—	7,394,535
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	3,867	—	3,867
Liabilities	—	—	—	—
Total	$—	$7,578,117	$—	$7,578,117

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of February 28, 2015, Avago Technologies Ltd. and NXP Semiconductors NV were categorized as level 2 due to limited market activity resulting in observable input pricing. During the period ended February 28, 2015, $4,380,460 and $4,287,331, respectively, were transferred from level 1 to level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(5)	As of February 28, 2015, Texas Capital Bancshares, Inc. was categorized as Level 1 due to active market trading. During the period ended February 28, 2015, $7,189,743 was transferred from level 2 to level 1.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds
Balance as of December 1, 2014	$1,116,000	$47,317,370	$52,181
Accrued discounts/premiums	—	7,713	—
Realized gain (loss)	—	(76,669)	(61,306)
Change in unrealized appreciation/depreciation	—	(49,642)	40,867
Purchases	—	16,065,279	—
Sales	—	(9,915,930)	(29,887)
Net transfers in or out of Level 3	—	(3,531,381)	—
Balance as of February 28, 2015	$1,116,000	$49,816,740	$1,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.74%

ASSET-BACKED SECURITIES 11.70%

Automobiles 3.34%

AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	$116	$115,689
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	332	332,291
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,495	1,494,574
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	2,340	2,339,999
BMW Vehicle Lease Trust 2013-1 A4	0.66%	6/20/2016	2,770	2,770,773
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	6,495	6,507,802
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,500	1,503,482
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	1,723	1,722,869
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,870	1,868,554
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	5,525	5,540,802
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	3,021	3,021,045
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	544	544,121
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	3,040	3,041,079
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	284	284,284
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	1,568	1,567,910
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	2,723	2,722,750
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	1,051	1,051,374
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	1,408	1,408,053
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	476	476,371
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,440	1,439,844
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	1,073	1,072,711
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	757	756,885
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	40	40,479
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	2,535	2,535,305
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	11,702	11,700,744
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	1,413	1,413,269
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	2,353	2,355,180
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	4,865	4,866,771
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	1,987	1,986,361
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	1,665	1,667,355
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	1,467	1,466,848
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	339	339,338
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	2,281	2,282,822
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	1,795	1,799,758
Total				74,037,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 3.99%

American Express Credit Account Master Trust 2005-2 A	0.273%#	10/16/2017	$4,600	$4,599,763
American Express Credit Account Master Trust 2012-2 A	0.68%	3/15/2018	3,500	3,503,880
American Express Credit Account Master Trust 2013-1 A	0.593%#	2/16/2021	3,825	3,837,137
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	5,510	5,528,993
Chase Issuance Trust 2006-A2	5.16%	4/16/2018	5,299	5,526,460
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	6,085	6,092,199
Chase Issuance Trust 2013-A5 A	0.47%	5/15/2017	3,500	3,500,578
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	7,465	7,465,750
Citibank Credit Card Issuance Trust 2003-A7	4.15%	7/7/2017	6,000	6,080,250
Citibank Credit Card Issuance Trust 2005-A2	4.85%	3/10/2017	6,102	6,111,754
Citibank Credit Card Issuance Trust 2013-A4	0.592%#	7/24/2020	1,245	1,248,724
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	6,992	7,036,469
Discover Card Master Trust 2012-A3 A	0.86%	11/15/2017	8,800	8,809,482
Synchrony Credit Card Master Note Trust 2011-2 A	0.653%#	5/15/2019	5,900	5,909,316
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%	6/15/2018	8,070	8,080,955
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	5,200	5,188,739
Total				88,520,449

Other 4.37%

Avenue CLO VI Ltd. 2007-6A A2†	0.607%#	7/17/2019	3,000	2,975,195
Avery Point IV CLO Ltd. 2014-1A A†	1.776%#	4/25/2026	5,000	5,010,507
BlueMountain CLO Ltd. 2014-3A A1†	1.48%#	10/15/2026	3,000	2,990,654
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.75%#	10/15/2026	2,000	2,002,722
Carlyle Global Market Strategies CLO Ltd. 2014-4A B†	2.70%#	10/15/2026	3,025	3,028,209
CIFC Funding II Ltd. 2014-2A A1L†	1.743%#	5/24/2026	4,250	4,251,810
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.503%#	7/17/2023	7,500	7,452,199
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.757%#	10/19/2025	4,500	4,459,214
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%#	10/15/2026	4,750	4,733,124
Gleneagles CLO Ltd. 2005-1A B†	0.805%#	11/1/2017	4,050	4,004,301
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%	5/16/2044	6,232	6,185,858
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%	5/16/2044	1,500	1,499,189
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%	5/16/2044	1,000	999,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	$9,195	$9,127,748
JFIN Revolver CLO Ltd. 2014-2A A2†	1.561	%#	2/20/2022	4,000	3,979,975
Oaktree CLO Ltd. 2014-2A A1A†	1.762	%#	10/20/2026	3,500	3,497,165
Oaktree CLO Ltd. 2014-2A A2A†	2.332	%#	10/20/2026	2,450	2,429,025
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773	%#	4/15/2026	6,450	6,463,666
Octagon Loan Funding Ltd. 2014-1A A1†	1.706	%#	11/18/2026	2,500	2,497,502
OZLM VII Ltd. 2014-7A A1B†	1.747	%#	7/17/2026	3,500	3,503,181
SLM Private Education Loan Trust 2011-B A1†	1.023	%#	12/16/2024	865	867,679
SLM Private Education Loan Trust 2012-C A1†	1.272	%#	8/15/2023	1,118	1,124,198
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.577	%#	4/17/2021	2,000	1,953,455
Venture XVII CLO Ltd. 2014-17A A†	1.733	%#	7/15/2026	6,000	5,982,352
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	2,250	2,239,821
Westchester CLO Ltd. 2007-1A A1A†	0.48	%#	8/1/2022	3,726	3,694,772
Total					96,953,080
Total Asset-Backed Securities (cost $259,794,415)					259,511,021

CORPORATE BONDS 75.81%

Advertising 0.12%

Alliance Data Systems Corp.†	5.375%		8/1/2022	1,098	1,098,000
Alliance Data Systems Corp.†	6.375%		4/1/2020	1,500	1,565,625
Total					2,663,625

Aerospace/Defense 0.39%

Exelis, Inc.	5.55%		10/1/2021	7,800	8,604,164

Air Transportation 0.47%

Air Canada (Canada)†(a)	7.75%		4/15/2021	1,973	2,111,110
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		7/15/2020	2,281	2,389,059
United Airlines 2014-2 Class A Pass Through Trust	3.75%		9/3/2026	5,000	5,187,500
US Airways Group, Inc.	6.125%		6/1/2018	800	849,000
Total					10,536,669

Apparel 0.33%

PVH Corp.	7.75%		11/15/2023	5,967	7,363,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.57%

Accuride Corp.	9.50%	8/1/2018		$1,931	$2,003,412
Hertz Corp. (The)	7.375%	1/15/2021		45	47,588
Hertz Corp. (The)	7.50%	10/15/2018		4,768	4,946,800
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		2,000	2,035,000
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		900	925,875
Schaeffler Holding Finance BV PIK (Netherlands)†(a)	6.875%	8/15/2018		2,450	2,578,625
Total					12,537,300

Automotive 1.19%

Ford Motor Co.	6.375%	2/1/2029		7,250	8,888,486
Ford Motor Co.	6.625%	10/1/2028		4,575	5,836,350
Ford Motor Co.	7.45%	7/16/2031		2,750	3,851,276
General Motors Co.	5.00%	4/1/2035		2,543	2,754,542
General Motors Financial Co., Inc.	4.00%	1/15/2025		4,950	5,082,620
Total					26,413,274

Banks: Money Center 1.43%

Bank of America Corp.	6.25%	—	(b)	8,010	8,280,338
PNC Financial Services Group, Inc. (The)	4.482%#	—	(b)	21,775	21,938,312
Santander Bank NA	8.75%	5/30/2018		1,000	1,182,725
Zions Bancorporation	4.50%	6/13/2023		272	286,461
Total					31,687,836

Banks: Regional 3.91%

Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.125%	6/6/2024		1,100	1,096,920
Citigroup, Inc.	5.95%	—	(b)	11,001	11,152,264
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		2,000	2,340,384
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027		8,215	9,710,278
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		4,330	5,611,935
HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033		5,700	6,717,279
JPMorgan Chase & Co.	6.75%	—	(b)	10,000	10,846,800
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021		5,946	6,991,176
Morgan Stanley	4.35%	9/8/2026		2,100	2,191,581
Morgan Stanley	5.00%	11/24/2025		7,225	7,971,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

People’s United Bank	4.00%	7/15/2024		$4,750	$4,866,176
Popular, Inc.	7.00%	7/1/2019		1,250	1,262,500
Synovus Financial Corp.	7.875%	2/15/2019		1,231	1,383,336
Wells Fargo & Co.	4.10%	6/3/2026		5,894	6,177,295
Wells Fargo & Co.	5.875%	—	(b)	7,900	8,334,500
Total					86,653,535

Beverages 0.27%

Beam Suntory, Inc.	6.625%	7/15/2028		755	898,010
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022		4,920	5,190,600
Total					6,088,610

Biotechnology Research & Production 1.06%

Amgen, Inc.	6.40%	2/1/2039		15,251	19,914,588
STHI Holding Corp.†	8.00%	3/15/2018		3,529	3,683,394
Total					23,597,982

Broadcasting 0.38%

Cox Communications, Inc.†	8.375%	3/1/2039		5,853	8,406,605

Brokers 0.61%

Jefferies Group LLC	6.875%	4/15/2021		11,895	13,520,452

Building Materials 0.15%

Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018		465	260,400
Cimento Tupi SA (Brazil)(a)	9.75%	5/11/2018		47	26,320
Nortek, Inc.	10.00%	12/1/2018		250	264,688
Owens Corning	9.00%	6/15/2019		1,838	2,220,629
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041		600	603,000
Total					3,375,037

Business Services 0.95%

Chicago Parking Meters LLC†	5.489%	12/30/2020		3,147	3,417,881
Expedia, Inc.	4.50%	8/15/2024		7,500	7,579,440
Expedia, Inc.	5.95%	8/15/2020		5,945	6,685,147
Jaguar Holding Co. I PIK†	9.375%	10/15/2017		3,350	3,437,519
Total					21,119,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 0.99%

Historic TW, Inc.	9.15%	2/1/2023	$4,176	$5,756,219
Time Warner Cable, Inc.	6.55%	5/1/2037	6,128	7,416,271
Time Warner Cable, Inc.	7.30%	7/1/2038	6,750	8,824,734
Total				21,997,224

Chemicals 1.72%

Albemarle Corp.	4.15%	12/1/2024	2,000	2,078,482
Dow Chemical Co. (The)	9.40%	5/15/2039	750	1,246,294
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	2,800	2,818,200
Ineos Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	1,850	1,970,250
Ineos Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	1,350	1,444,837
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	2,222	2,391,810
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	9,245	12,754,032
NewMarket Corp.	4.10%	12/15/2022	4,000	4,140,896
NOVA Chemicals Corp. (Canada)†(a)	5.00%	5/1/2025	1,380	1,461,075
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	6,642	7,908,105
Total				38,213,981

Coal 0.19%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,500	1,530,000
CONSOL Energy, Inc.	8.25%	4/1/2020	342	357,818
Penn Virginia Corp.	7.25%	4/15/2019	2,500	2,396,875
Total				4,284,693

Communications & Media 0.22%

Digicel Ltd. (Jamaica)†(a)(c)	6.75%	3/1/2023	924	934,395
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	3,750	3,862,500
Total				4,796,895

Communications Services 0.16%

CenturyLink, Inc.	6.875%	1/15/2028	3,500	3,657,500

Communications Technology 0.30%

Motorola Solutions, Inc.	3.75%	5/15/2022	3,401	3,473,751
Motorola Solutions, Inc.	4.00%	9/1/2024	2,977	3,089,813
Total				6,563,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.23%

Dell, Inc.	7.10%	4/15/2028	$788	$857,935
DynCorp International, Inc.	10.375%	7/1/2017	2,350	2,144,375
Leidos, Inc.	7.125%	7/1/2032	1,980	2,086,506
Total				5,088,816

Computer Service 0.04%

Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	819	881,449

Computer Software 0.58%

Aspect Software, Inc.	10.625%	5/15/2017	2,350	2,156,125
First Data Corp.†	8.25%	1/15/2021	190	204,725
First Data Corp.	11.75%	8/15/2021	993	1,161,810
First Data Corp.	12.625%	1/15/2021	2,280	2,730,300
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	2,000	2,142,500
SRA International, Inc.	11.00%	10/1/2019	2,381	2,583,385
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,900	1,980,750
Total				12,959,595

Construction/Homebuilding 0.03%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	900	717,750

Consumer Products 0.51%

Avon Products, Inc.	4.60%	3/15/2020	7,125	6,667,789
Tupperware Brands Corp.	4.75%	6/1/2021	4,250	4,556,637
Total				11,224,426

Containers 0.56%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	2,625	2,677,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	200	228,500
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,875	4,704,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	4,200	4,352,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	500	526,250
Total				12,488,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Copper 0.17%

Freeport-McMoRan Corp.	7.125%	11/1/2027	$2,150	$2,377,930
Freeport-McMoRan Corp.	9.50%	6/1/2031	1,053	1,305,476
Total				3,683,406

Data Product, Equipment & Communications 0.33%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	6,875	7,294,121

Diversified 0.64%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	5,008	4,932,880
Brixmor Operating Partnership LP	3.85%	2/1/2025	3,750	3,802,391
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	1,190	1,222,229
James Hardie International Finance Ltd. (Ireland)†(a)	5.875%	2/15/2023	4,000	4,105,000
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	250	232,800
Total				14,295,300

Drugs 0.85%

Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	4,375	4,465,234
Express Scripts Holding Co.	6.125%	11/15/2041	5,500	7,049,850
Perrigo Finance plc (Ireland)(a)	3.90%	12/15/2024	5,250	5,450,461
Perrigo Finance plc (Ireland)(a)	4.90%	12/15/2044	1,100	1,185,564
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	716	755,380
Total				18,906,489

Electric: Power 2.65%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	1,060	991,100
American Transmission Systems, Inc.†	5.00%	9/1/2044	5,988	6,880,805
Appalachian Power Co.	7.00%	4/1/2038	2,985	4,283,908
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	1,700	1,831,186
Dominion Resources, Inc.	5.75%	10/1/2054	6,940	7,404,647
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,356,956
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	920	1,091,978
E.CL SA (Chile)†(a)	4.50%	1/29/2025	850	890,701
Entergy Corp.	5.125%	9/15/2020	4,757	5,269,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Exelon Generation Co. LLC	4.25%	6/15/2022	$8,975	$9,423,535
NiSource Finance Corp.	6.25%	12/15/2040	1,000	1,308,941
PPL Energy Supply LLC	4.60%	12/15/2021	806	746,593
PPL WEM Holdings Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	4,540	5,192,843
Red Oak Power LLC	8.54%	11/30/2019	1,975	2,113,505
RJS Power Holdings LLC†	5.125%	7/15/2019	484	479,160
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	7,265	7,598,892
Total				58,864,678

Electronics 0.25%

PerkinElmer, Inc.	5.00%	11/15/2021	4,950	5,506,558

Electronics: Semi-Conductors/Components 0.39%

Freescale Semiconductor, Inc.	10.75%	8/1/2020	851	928,122
KLA-Tencor Corp.	4.65%	11/1/2024	7,250	7,670,841
Total				8,598,963

Energy Equipment & Services 1.19%
Alta Wind Holdings LLC†	7.00%	6/30/2035	2,318	2,638,616
Cameron International Corp.	7.00%	7/15/2038	1,666	2,060,106
Energy Transfer Partners LP	6.625%	10/15/2036	4,080	4,923,364
Energy Transfer Partners LP	7.50%	7/1/2038	5,000	6,463,775
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,729,773
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,975	7,632,254
Total				26,447,888

Engineering & Contracting Services 0.06%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	1,500	1,372,500

Entertainment 1.28%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	9,028	9,411,690
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	159	165,757
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	3,515	3,613,684
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,553	1,653,945
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	4,410	4,873,050
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,350	1,525,500
Viacom, Inc.	6.875%	4/30/2036	4,673	5,884,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Entertainment (continued)

WMG Holdings Corp.†	13.75%	10/1/2019		$500	$550,000
WMG Holdings Corp.	13.75%	10/1/2019		600	660,000
Total					28,338,288

Financial Services 3.96%

Air Lease Corp.	3.875%	4/1/2021		3,365	3,482,775
Air Lease Corp.	4.25%	9/15/2024		1,817	1,876,052
Air Lease Corp.	4.75%	3/1/2020		7,070	7,653,275
American Express Co.	3.625%	12/5/2024		2,965	3,036,305
Bank of America Corp.	4.20%	8/26/2024		7,460	7,733,663
Bank of America Corp.	4.25%	10/22/2026		3,150	3,232,388
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		6,000	6,286,152
General Electric Capital Corp.	7.125%	—	(b)	3,500	4,134,375
Graton Economic Development Authority†	9.625%	9/1/2019		400	444,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		1,500	1,552,500
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021		1,595	1,291,950
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		1,200	1,044,000
Lender Processing Services, Inc.	5.75%	4/15/2023		8,547	9,113,239
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		2,953	3,354,440
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		3,322	3,413,295
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		2,000	2,020,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020		575	600,875
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022		1,120	1,204,000
Rio Oil Finance Trust Series 2014-1 (Brazil)†(a)	6.25%	7/6/2024		3,600	3,259,004
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		2,318	2,428,105
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029		6,980	9,206,522
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		9,304	10,069,487
Western Union Co. (The)	3.35%	5/22/2019		1,370	1,412,469
Total					87,848,871

Financial: Miscellaneous 0.24%

NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024		4,975	5,218,850

Food 1.71%

Big Heart Pet Brands	7.625%	2/15/2019		3,178	3,247,121
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018		850	881,875
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023		1,800	1,611,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Diamond Foods, Inc.†	7.00%	3/15/2019	$1,015	$1,040,375
Flowers Foods, Inc.	4.375%	4/1/2022	4,900	5,236,086
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	1,250	1,323,438
H.J. Heinz Finance Co.	6.75%	3/15/2032	965	1,037,375
H.J. Heinz Finance Co.†	7.125%	8/1/2039	1,585	1,747,462
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	2,300	2,351,750
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,700	2,862,000
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,625	1,789,531
Southern States Cooperative, Inc.†	10.00%	8/15/2021	1,000	945,000
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	4,050	4,323,999
US Foods, Inc.	8.50%	6/30/2019	7,569	7,956,911
WhiteWave Foods Co. (The)	5.375%	10/1/2022	1,370	1,474,463
Total				37,828,386

Gaming 0.85%

Activision Blizzard, Inc.†	6.125%	9/15/2023	7,147	7,924,236
CCM Merger, Inc.†	9.125%	5/1/2019	2,000	2,185,000
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	595	620,288
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	4,068	4,088,340
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	1,350	1,436,062
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	2,481	2,629,860
Total				18,883,786

Health Care 0.40%

Zoetis, Inc.	3.25%	2/1/2023	8,885	8,862,281

Health Care Products 1.22%

Biomet, Inc.	6.50%	10/1/2020	2,185	2,318,831
Forest Laboratories, Inc.†	4.375%	2/1/2019	12,870	13,701,312
Forest Laboratories, Inc.†	5.00%	12/15/2021	5,175	5,692,231
Immucor, Inc.	11.125%	8/15/2019	2,885	3,104,981
Medtronic, Inc.†	4.375%	3/15/2035	2,090	2,281,160
Total				27,098,515

Health Care Services 1.58%

Capella Healthcare, Inc.	9.25%	7/1/2017	1,025	1,067,922
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	225	241,313
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	4,500	4,761,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Emdeon, Inc.	11.00%	12/31/2019	$1,725	$1,899,656
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	8,755	9,871,262
Gentiva Health Services, Inc.	11.50%	9/1/2018	750	795,938
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	1,315	1,387,325
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,873	3,095,658
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	4,942	5,238,520
Senior Housing Properties Trust	6.75%	12/15/2021	5,741	6,657,998
Total				35,017,154

Hospital Management 0.07%

HealthSouth Corp.	8.125%	2/15/2020	1,000	1,047,500
United Surgical Partners International, Inc.	9.00%	4/1/2020	500	538,750
Total				1,586,250

Household Equipment/Products 0.02%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	375	367,969

Industrial Products 0.13%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	1,000	976,860
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	1,750	1,938,067
Total				2,914,927

Insurance 3.00%

Alleghany Corp.	4.90%	9/15/2044	3,545	3,779,544
Aon Corp.	8.205%	1/1/2027	7,745	10,142,596
CNO Financial Group, Inc.†	6.375%	10/1/2020	3,387	3,607,155
Protective Life Corp.	8.45%	10/15/2039	4,100	6,209,089
Prudential Financial, Inc.	5.625%	6/15/2043	17,852	18,967,750
Symetra Financial Corp.	4.25%	7/15/2024	4,950	5,156,965
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,330	13,037,714
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	1,000	1,021,879
Trinity Acquisition plc (United Kingdom)(a)	4.625%	8/15/2023	3,201	3,407,682
Willis North America, Inc.	7.00%	9/29/2019	989	1,156,986
Total				66,487,360

Investment Management Companies 0.31%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	6,910	6,891,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.78%

Aviation Capital Group Corp.†	6.75%	4/6/2021	$5,750	$6,555,391
Aviation Capital Group Corp.†	7.125%	10/15/2020	3,750	4,326,712
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	2/1/2022	6,397	6,386,637
Total				17,268,740

Leisure 0.90%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	5,500	7,185,250
Central Garden & Pet Co.	8.25%	3/1/2018	1,333	1,369,658
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,939	9,427,562
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	1,975	2,084,859
Total				20,067,329

Lodging 1.28%

Host Hotels & Resorts LP	5.25%	3/15/2022	5,425	5,988,072
Host Hotels & Resorts LP	6.00%	10/1/2021	3,835	4,425,440
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,703,144
Marina District Finance Co., Inc.	9.875%	8/15/2018	3,500	3,705,625
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	5,000	5,173,285
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,450	2,364,250
Total				28,359,816

Machinery: Agricultural 1.18%

Imperial Tobacco Finance plc (United Kingdom)†(a)	3.50%	2/11/2023	8,000	8,129,432
Lorillard Tobacco Co.	6.875%	5/1/2020	1,665	1,982,113
Lorillard Tobacco Co.	8.125%	6/23/2019	2,615	3,193,469
Lorillard Tobacco Co.	8.125%	5/1/2040	3,214	4,598,909
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	3,825	2,409,750
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	5,250	5,899,294
Total				26,212,967

Machinery: Industrial/Specialty 0.06%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,300	1,335,750

Machinery: Oil Well Equipment & Services 0.26%

Oceaneering International, Inc.	4.65%	11/15/2024	5,725	5,735,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.58%

Hillenbrand, Inc.	5.50%	7/15/2020	$3,538	$3,840,669
Trinity Industries, Inc.	4.55%	10/1/2024	9,025	8,978,512
Total				12,819,181

Media 2.73%

21st Century Fox America, Inc.	6.75%	1/9/2038	13,671	18,084,833
21st Century Fox America, Inc.	6.90%	8/15/2039	1,000	1,400,891
Discovery Communications LLC	6.35%	6/1/2040	5,960	7,294,867
Gannett Co., Inc.	7.125%	9/1/2018	2,000	2,077,500
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%#	5/11/2022	4,595	4,850,482
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	2,250	2,472,187
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	4,461	4,647,876
Time Warner, Inc.	7.625%	4/15/2031	9,500	13,415,776
Viacom, Inc.	4.85%	12/15/2034	2,965	3,061,520
Videotron Ltd. (Canada)(a)	9.125%	4/15/2018	105	108,150
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	3,000	3,187,500
Total				60,601,582

Merchandising 0.18%

Kemet Corp.	10.50%	5/1/2018	3,785	3,898,550

Metals & Minerals: Miscellaneous 1.11%

Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	12,325	12,289,171
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	2,500	2,603,580
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	394	408,775
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	2,000	1,990,000
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	1,250	1,298,438
Yamana Gold, Inc. (Canada)(a)	4.95%	7/15/2024	5,960	5,947,871
Total				24,537,835

Natural Gas 1.32%

Bill Barrett Corp.	7.625%	10/1/2019	3,100	3,049,625
Dominion Gas Holdings LLC(d)	4.60%	12/15/2044	3,411	3,737,969
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	2,600	2,735,460
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	1,000	1,041,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Kinder Morgan, Inc.	7.75%	1/15/2032	$2,500	$3,135,735
Kinder Morgan, Inc.	7.80%	8/1/2031	2,350	2,913,598
Kinder Morgan, Inc.	8.05%	10/15/2030	1,135	1,401,793
SourceGas LLC†	5.90%	4/1/2017	4,150	4,449,165
Southern Star Central Corp.†	5.125%	7/15/2022	2,000	2,065,000
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,094,352
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	2,000	2,558,822
Total				29,183,388

Oil 2.71%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	1,000	404,000
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	2,100	858,900
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%	9/1/2021	1,250	1,339,794
Chaparral Energy, Inc.	8.25%	9/1/2021	2,917	2,275,260
Continental Resources, Inc.	7.125%	4/1/2021	2,000	2,102,500
DCP Midstream LLC†	5.85%	5/21/2043	5,000	4,037,500
DCP Midstream LLC†	9.75%	3/15/2019	5,000	5,544,700
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	772	783,223
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,710	914,850
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	2,100	1,606,500
Gulfport Energy Corp.†	7.75%	11/1/2020	2,385	2,468,475
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,644,937
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,000	1,030,000
Kodiak Oil & Gas Corp.	5.50%	2/1/2022	2,965	3,009,475
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	3,250	3,404,375
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	2,594	2,477,270
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,000	2,917,500
Memorial Resource Development Corp.†	5.875%	7/1/2022	1,144	1,101,100
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	750	342,113
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	1,427	944,103
Petroleos Mexicanos (Mexico)†(a)	4.25%	1/15/2025	385	388,658
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,000	1,185,000
Pioneer Energy Services Corp.	6.125%	3/15/2022	2,250	1,738,125
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	1,750	1,799,726
Rice Energy, Inc.	6.25%	5/1/2022	2,385	2,337,300
RSP Permian, Inc.†	6.625%	10/1/2022	1,190	1,203,387
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,540	1,593,900
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	2,000	2,085,000
Seventy Seven Energy, Inc.	6.50%	7/15/2022	1,095	574,875
Valero Energy Corp.	10.50%	3/15/2039	4,095	6,788,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Whiting Petroleum Corp.	6.50%	10/1/2018	$250	$255,625
Total				60,156,629

Oil: Crude Producers 3.40%

Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	4,965	6,561,595
Apache Corp.	6.00%	1/15/2037	2,528	3,034,925
Enbridge Energy Partners LP	8.05%	10/1/2037	5,040	5,443,200
Enterprise Products Operating LLC	7.55%	4/15/2038	8,178	11,643,828
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	500	518,750
Kerr-McGee Corp.	7.125%	10/15/2027	3,100	4,017,389
Kerr-McGee Corp.	7.875%	9/15/2031	2,300	3,207,269
Kinder Morgan, Inc.	5.30%	12/1/2034	532	565,601
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	7,319,750
Murphy Oil Corp.	3.70%	12/1/2022	3,156	2,976,184
OGX Austria GmbH (Austria)†(a)(e)	8.50%	6/1/2018	1,800	13,680
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	3,500	3,823,750
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,894	2,078,665
Ruby Pipeline LLC†	6.00%	4/1/2022	9,231	9,918,405
Sabine Oil & Gas Corp.	7.25%	6/15/2019	1,500	505,313
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,000	6,337,500
Southeast Supply Header LLC†	4.25%	6/15/2024	6,450	6,558,044
W&T Offshore, Inc.	8.50%	6/15/2019	1,200	834,000
Total				75,357,848

Oil: Integrated Domestic 2.98%

Buckeye Partners LP	4.875%	2/1/2021	5,950	6,326,016
Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	3,000	3,135,000
El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	5,486	7,009,726
Enterprise Products Operating LLC(f)	8.375%	8/1/2066	8,000	8,475,576
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%	11/15/2020	450	477,841
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	1,500	1,582,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	9,125	9,649,687
Hess Corp.	7.125%	3/15/2033	1,650	2,059,334
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	3,500	3,725,309
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	7,360	8,954,308
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	600	734,235
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,583	1,905,752
Newfield Exploration Co.	6.875%	2/1/2020	3,000	3,097,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Rowan Cos., Inc.	7.875%	8/1/2019	$8,000	$8,924,552
Total				66,057,336

Oil: Integrated International 1.35%

Eni SpA (Italy)†(a)	5.70%	10/1/2040	9,705	11,119,397
Transocean, Inc.	6.375%	12/15/2021	11,700	10,338,799
Weatherford International Ltd.	9.875%	3/1/2039	7,475	8,585,351
Total				30,043,547

Paper & Forest Products 1.03%

Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	1,050	1,099,875
Exopack Holding Corp.†	10.00%	6/1/2018	1,750	1,855,000
Georgia-Pacific LLC	8.875%	5/15/2031	8,975	13,829,963
Mercer International, Inc. (Canada)†(a)	7.75%	12/1/2022	3,825	4,025,813
Potlatch Corp.	7.50%	11/1/2019	1,740	2,001,000
Total				22,811,651

Railroads 0.26%

Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,832,152

Real Estate Investment Trusts 3.06%

ARC Properties Operating Partnership LP	3.00%	2/6/2019	10,580	10,136,254
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	1,000	954,750
DDR Corp.	3.625%	2/1/2025	2,470	2,472,623
DDR Corp.	7.875%	9/1/2020	2,739	3,409,691
Digital Realty Trust LP	5.875%	2/1/2020	3,500	3,946,660
EPR Properties	5.25%	7/15/2023	3,013	3,246,504
EPR Properties	7.75%	7/15/2020	8,000	9,676,248
HCP, Inc.	3.40%	2/1/2025	4,600	4,524,974
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	5,274	5,947,147
Hospitality Properties Trust	4.65%	3/15/2024	4,500	4,651,326
Iron Mountain, Inc.	8.375%	8/15/2021	987	1,030,675
Kilroy Realty LP	6.625%	6/1/2020	6,000	7,036,308
Potlatch Corp.	6.95%	12/15/2015	500	523,125
SL Green Realty Corp.	4.50%	12/1/2022	723	744,249
SL Green Realty Corp.	7.75%	3/15/2020	862	1,033,722
Vornado Realty LP	5.00%	1/15/2022	5,375	5,957,075
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,514,992
Total				67,806,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 2.63%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	$500	$530,000
Amazon.com, Inc.	3.80%	12/5/2024	2,965	3,118,027
Amazon.com, Inc.	4.80%	12/5/2034	11,315	12,238,802
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	4,650	4,115,250
DBP Holding Corp.†	7.75%	10/15/2020	1,025	943,000
Family Dollar Stores, Inc.	5.00%	2/1/2021	821	868,899
Family Tree Escrow LLC†	5.75%	3/1/2023	1,500	1,586,250
Macy’s Retail Holdings, Inc.	4.50%	12/15/2034	8,165	8,604,285
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	757	777,817
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	3,250	3,241,875
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	2,500	2,581,250
QVC, Inc.	5.125%	7/2/2022	2,125	2,255,877
QVC, Inc.†	7.375%	10/15/2020	15,676	16,381,420
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	985	1,072,804
Total				58,315,556

Retail: Specialty 0.02%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	500	525,000

Savings & Loan 0.28%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,498	6,147,308

Steel 0.73%

Allegheny Technologies, Inc.	6.125%	8/15/2023	3,425	3,675,286
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,629,063
GTL Trade Finance, Inc.†	7.25%	4/16/2044	1,000	954,700
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	4,000	3,980,360
Total				16,239,409

Technology 0.50%

Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	5,200	5,251,917
VeriSign, Inc.	4.625%	5/1/2023	5,850	5,879,250
Total				11,131,167

Telecommunications 5.87%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	2,700	2,801,250
AT&T, Inc.	6.30%	1/15/2038	15,775	18,637,879
AT&T, Inc.	6.50%	9/1/2037	9,091	10,985,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Block Communications, Inc.†	7.25%	2/1/2020	$500	$520,000
Cincinnati Bell, Inc.	8.75%	3/15/2018	3,500	3,584,000
Claro SA (Brazil)(a)	7.50%	1/27/2020	600	621,300
Consolidated Communications, Inc.	10.875%	6/1/2020	3,600	4,072,500
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	1,750	1,671,250
GTE Corp.	6.94%	4/15/2028	38,728	50,133,783
GTE Corp.	8.75%	11/1/2021	1,105	1,444,543
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019	3,043	3,160,916
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	10/15/2020	1,000	1,042,500
Level 3 Communications, Inc.	8.875%	6/1/2019	985	1,047,794
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	3,075	3,013,500
Orange SA (France)(a)	9.00%	3/1/2031	2,545	3,916,732
Turk Telekomunikasyon AS (Turkey)†(a)	4.875%	6/19/2024	3,660	3,707,580
U.S. Cellular Corp.	6.70%	12/15/2033	3,387	3,269,901
Verizon Communications, Inc.	5.85%	9/15/2035	12,400	14,789,430
Windstream Corp.	8.125%	9/1/2018	1,750	1,830,938
Total				130,251,297

Telephone-Long Distance 0.14%

Qwest Capital Funding, Inc.	6.875%	7/15/2028	3,005	3,107,170

Tobacco 0.67%

Altria Group, Inc.	9.95%	11/10/2038	8,569	14,966,898

Transportation: Miscellaneous 0.23%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	445	469,475
Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875%	1/15/2017	3,175	3,286,125
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	1,350	1,446,269
Total				5,201,869

Utilities 0.70%

Aquarion Co.†	4.00%	8/15/2024	7,250	7,318,723
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,890	8,133,728
Total				15,452,451

Utilities: Electrical 0.14%

Puget Sound Energy, Inc.(g)	6.974%	6/1/2067	3,088	3,145,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wholesale 0.07%

Interline Brands, Inc. PIK	10.00%	11/15/2018	$1,484	$1,565,620
Total Corporate Bonds (cost $1,633,928,598)				1,681,892,242

FLOATING RATE LOANS(h) 1.93%

Banks: Money Center 0.11%

Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	2,464	2,365,009

Energy Equipment & Services 0.18%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	820	774,507
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	142	109,391
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	4,000	3,110,000
Total				3,993,898

Food 0.01%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	323	329,217

Gaming 0.47%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	6,678	6,687,296
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	3,736	3,738,787
Total				10,426,083

Health Care 0.19%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	357	359,823
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	2,769	2,769,000
Thermo Fisher Scientific, Inc. Committed Term Loan	1.641%	1/31/2017	1,221	1,219,894
Total				4,348,717

Media 0.07%

AMC Networks, Inc. Term Loan A	1.921%	12/16/2019	1,475	1,466,519

Metals & Minerals: Miscellaneous 0.15%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	3,250	3,246,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Services 0.35%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022		$1,500	$1,500,465
Kasima LLC Term Loan	3.25%	5/17/2021		3,991	3,986,027
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		2,327	2,292,438
Total					7,778,930

Technology 0.07%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021		1,475	1,478,776

Telecommunications 0.12%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		2,646	2,656,562

Utilities 0.21%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		1,367	1,387,505
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		151	151,755
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		2,150	2,125,813
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		1,115	1,120,295
Total					4,785,368
Total Floating Rate Loans (cost $43,618,460)					42,876,040

FOREIGN BONDS(i) 0.86%

Brazil 0.03%

BRF SA†	7.75%	5/22/2018	BRL	2,500	744,166

France 0.01%

Europcar Groupe SA†	9.375%	4/15/2018	EUR	275	323,252

Italy 0.01%

Zobele Holding SpA†	7.875%	2/1/2018	EUR	200	227,608

Mexico 0.20%

Cemex SAB de CV†	4.75%	1/11/2022	EUR	2,000	2,309,764
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,020,700
Total					4,330,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
United Kingdom 0.61%

Iron Mountain Europe plc†	6.125%	9/15/2022	GBP	1,600	$2,618,371
Old Mutual plc	8.00%	6/3/2021	GBP	5,000	8,932,396
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,750	1,997,661
Total					13,548,428
Total Foreign Bonds (cost $20,309,125)					19,173,918

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.45%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$500	522,500
Provincia de Neuquen†	7.875%	4/26/2021		152	150,480
Republic of Argentina(e)	8.28%	12/31/2033		210	212,409
Total					885,389

Brazil 0.08%

Federal Republic of Brazil†	5.333%	2/15/2028		2,000	1,920,000

Dominican Republic 0.04%

Dominican Republic†	7.50%	5/6/2021		900	1,019,250

Ghana 0.13%

Republic of Ghana†	7.875%	8/7/2023		2,900	2,828,950

Indonesia 0.10%

Perusahaan Penerbit SBSN†	3.30%	11/21/2022		1,200	1,197,000
Perusahaan Penerbit SBSN†	4.00%	11/21/2018		900	949,500
Total					2,146,500

Panama 0.02%

Republic of Panama	4.30%	4/29/2053		375	366,562

Russia 0.03%

Russia Eurobonds†	4.875%	9/16/2023		800	720,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Venezuela 0.01%

Republic of Venezuela	9.375%		1/13/2034	$450		$175,500
Total Foreign Government Obligations (cost $10,410,555)						10,062,951

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.06%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(j)	10/15/2020	—	(k)	1,590
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	6		5,710
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(j)	8/15/2021	—	(k)	2,528
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(j)	12/15/2020	—	(k)	964
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(j)	12/15/2020	—	(k)	1,379
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(j)	2/15/2021	—	(k)	945
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(j)	2/15/2021	—	(k)	1,061
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(j)	4/15/2021	—	(k)	438
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(j)	4/15/2021	—	(k)	869
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(j)	4/15/2021	—	(k)	2,835
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(j)	5/15/2021	—	(k)	3,787
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	10		10,110
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(j)	9/15/2021	—	(k)	1,133
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	17		16,775
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(j)	11/15/2021	—	(k)	657
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(j)	2/15/2022	—	(k)	267
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(j)	4/15/2022	—	(k)	346
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	44		42,894
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	19		18,143
Federal National Mortgage Assoc. 94 2 IO	9.50	%(j)	8/25/2021	4		794
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	2		2,122
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(j)	12/25/2021	—	(k)	800
Government National Mortgage Assoc. 2013-48 IO	0.61	%#(j)	7/16/2054	21,010		1,209,799
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,268,123)						1,325,946

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.03%

Federal National Mortgage Assoc.(l)	3.50%		TBA	4,640		4,863,209
Federal National Mortgage Assoc. (l)	4.00%		TBA	58,458		62,389,595
Total Government Sponsored Enterprises Pass-Throughs (cost $66,886,332)						67,252,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 1.91%

Electric Revenue Bonds 0.41%

American Municipal Power, Inc.	7.334%	2/15/2028	$1,100	$1,457,907
American Municipal Power, Inc.	7.834%	2/15/2041	5,000	7,538,400
Total				8,996,307

Miscellaneous 0.51%

New York City Indus Dev Agy†	11.00%	3/1/2029	8,259	11,328,292

Power 0.25%

Guam Pwr Auth	7.50%	10/1/2015	535	536,321
Municipal Elec Auth of Georgia	7.055%	4/1/2057	4,250	5,027,665
Total				5,563,986

Toll Roads 0.74%

Metropolitan Washington Arpt	7.462%	10/1/2046	810	1,158,989
Metropolitan Washington Arpt	8.00%	10/1/2047	3,705	5,249,689
North Texas Tollway Auth	8.41%	2/1/2030	1,950	2,349,496
North Texas Tollway Auth	8.91%	2/1/2030	6,250	7,657,750
Total				16,415,924
Total Municipal Bonds (cost $39,481,881)				42,304,509

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.84%

Banc of America Commercial Mortgage Trust 2007-2 AM	5.597%#	4/10/2049	8,245	8,894,483
Banc of America Large Loan Trust 2009-FDG C†	7.524%	1/25/2042	1,325	1,446,931
Barclays Commercial Mortgage Securities Trust 2013-TYSN E†	3.708%	9/5/2032	1,500	1,490,893
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	5,100	5,198,586
Commercial Mortgage Pass-Through Certificates 2014-CR20 AM	3.938%	11/10/2047	1,274	1,350,771
Commercial Mortgage Pass-Through Certificates 2014-UBS5 B	4.514%	9/10/2047	3,500	3,794,812
Commercial Mortgage Trust 2007-GG9 A2	5.381%	3/10/2039	369	370,437
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.903%#	9/15/2039	1,300	1,410,417
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%	7/27/2036	459	447,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.207%#	10/18/2054	$1,250	$1,260,158
GS Mortgage Securities Corp. II 2013-KING B†	3.241%	12/10/2027	2,500	2,583,666
GS Mortgage Securities Trust 2013-GC12 XA IO	1.765%#	6/10/2046	29,276	2,676,366
GS Mortgage Securities Trust 2013-GC12 XB IO	0.544%#	6/10/2046	47,400	1,967,811
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.283%#	4/15/2047	6,792	382,623
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284%#	4/15/2047	1,896	51,837
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%	11/15/2047	2,076	2,225,158
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.641%#	3/18/2051	3,810	4,074,795
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	1,815	1,625,198
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%	6/27/2037	816	802,183
Motel 6 Trust 2015-MTL6 A2(c)	2.605%	2/5/2030	4,222	4,222,000
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,165	1,113,938
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,525	1,527,678
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	840	903,604
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,876,505
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	3,103	3,294,303
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.301%#	7/15/2046	2,256	2,173,085
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	1,670	1,684,661
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.234%#	5/15/2047	13,439	1,004,620
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%#	5/15/2047	2,617	132,419
WF-RBS Commercial Mortgage Trust 2014-C25 AS	3.984%#	11/15/2047	1,250	1,336,736
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%#	11/15/2047	1,500	1,605,433
Total Non-Agency Commercial Mortgage-Backed Securities (cost $61,717,001)				62,929,434

	Dividend Rate		Shares (000)
PREFERRED STOCK 0.15%

Utilities

SCE Trust III (cost $2,990,000)	5.75%		120	3,348,800
Total Long-Term Investments (cost $2,140,404,490)				2,190,677,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Investment	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.20%

COMMERCIAL PAPER 0.32%

Utilities 0.18%

Duke Energy Corp.	Zero Coupon	4/2/2015	$4,000	$3,998,416

Utilities: Miscellaneous 0.14%
Enable Midstream Partners LP	Zero Coupon	3/23/2015	3,000	2,998,250
Total Commercial Paper (cost $6,996,531)				6,996,666

CORPORATE BOND 0.14%

Real Estate Investment Trusts

DDR Corp. (cost $3,020,164)	5.50%	5/1/2015	3,000	3,020,790

FLOATING RATE LOAN(h) 0.09%

Drugs

Rite Aid Corp. Bridge Term Loan (cost $2,100,000)	TBD	2/23/2016	2,100	2,100,000

REPURCHASE AGREEMENT 3.65%

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $76,545,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $82,590,371; proceeds: $80,967,865 (cost $80,967,865)			80,968	80,967,865
Total Short-Term Investments (cost $93,084,560)				93,085,321
Total Investments in Securities 102.94% (cost $2,233,489,050)				2,283,762,986
Liabilities in Excess of Foreign Cash & Other Assets(m) (2.94%)				(65,148,782)
Net Assets 100.00%				$2,218,614,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
TBD	Interest rate to be determined.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2015.
(e)	Defaulted security.
(f)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(g)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2015.
(i)	Investment in non-U.S. dollar denominated securities.
(j)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(k)	Amount is less than $1,000.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Liabilities in Excess of Foreign Cash & Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and fair value of total return swap as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Citibank N.A.	3/10/2015	74,800,000	$8,025,751	$8,548,701	$522,950
Argentine peso	Buy	J.P. Morgan	4/13/2015	50,750,000	5,474,059	5,686,787	212,728
Argentine peso	Buy	J.P. Morgan	5/12/2015	26,200,000	2,829,038	2,871,687	42,649
Brazilian real	Buy	Morgan Stanley	5/12/2015	705,000	240,303	243,360	3,057
Brazilian real	Buy	Morgan Stanley	5/12/2015	585,000	199,271	201,937	2,666
Chilean peso	Buy	Bank of America	3/10/2015	270,000,000	434,084	437,357	3,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Chilean peso	Buy	Bank of America	5/12/2015	1,098,000,000	$1,737,039	$1,769,334	$32,295
Chilean peso	Buy	Goldman Sachs	5/12/2015	96,600,000	152,663	155,663	3,000
Chilean peso	Buy	Morgan Stanley	4/13/2015	1,315,000,000	2,121,721	2,124,221	2,500
Hungarian forint	Buy	Goldman Sachs	4/13/2015	681,700,000	2,472,055	2,515,674	43,619
Hungarian forint	Buy	Morgan Stanley	5/12/2015	90,300,000	332,842	333,016	174
Indian rupee	Buy	Goldman Sachs	3/10/2015	312,100,000	4,984,667	5,059,577	74,910
Indian rupee	Buy	J.P. Morgan	3/10/2015	29,850,000	460,534	483,910	23,376
Indian rupee	Buy	J.P. Morgan	3/10/2015	137,800,000	2,198,749	2,233,930	35,181
Indian rupee	Buy	J.P. Morgan	5/12/2015	406,000,000	6,475,279	6,519,959	44,680
Indian rupee	Buy	Morgan Stanley	4/13/2015	33,000,000	526,232	532,252	6,020
Indian rupee	Buy	Morgan Stanley	4/13/2015	305,000,000	4,736,393	4,919,298	182,905
Indian rupee	Buy	Morgan Stanley	5/12/2015	13,790,000	218,656	221,454	2,798
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	8,240,000,000	625,854	633,533	7,679
Mexican peso	Buy	Bank of America	4/13/2015	4,955,000	328,978	331,025	2,047
Mexican peso	Buy	Goldman Sachs	5/12/2015	3,290,000	218,728	219,393	665
Mexican peso	Buy	J.P. Morgan	5/12/2015	17,685,000	1,177,044	1,179,322	2,278
Philippine peso	Buy	Bank of America	3/10/2015	280,900,000	6,276,394	6,372,071	95,677
Philippine peso	Buy	Bank of America	5/12/2015	83,500,000	1,889,440	1,892,632	3,192
Philippine peso	Buy	Barclays Bank plc	3/10/2015	25,600,000	570,677	580,723	10,046
Philippine peso	Buy	Barclays Bank plc	4/13/2015	20,350,000	459,783	461,552	1,769
Philippine peso	Buy	Morgan Stanley	4/13/2015	307,300,000	6,785,911	6,969,778	183,867
Polish zloty	Buy	Deutsche Bank AG	5/12/2015	1,155,000	310,549	310,789	240
Polish zloty	Buy	Goldman Sachs	4/13/2015	8,750,000	2,330,702	2,356,786	26,084
Russian ruble	Buy	Barclays Bank plc	5/12/2015	15,600,000	243,317	244,105	788
Russian ruble	Buy	J.P. Morgan	4/13/2015	191,500,000	3,019,076	3,043,463	24,387
Russian ruble	Buy	J.P. Morgan	5/12/2015	75,975,000	1,079,957	1,188,836	108,879
South African rand	Buy	Deutsche Bank AG	3/10/2015	1,235,000	105,567	105,758	191
South African rand	Buy	Deutsche Bank AG	4/13/2015	30,665,000	2,606,574	2,611,605	5,031
South African rand	Buy	Deutsche Bank AG	4/13/2015	80,700,000	6,862,990	6,872,868	9,878
South African rand	Buy	Deutsche Bank AG	5/12/2015	2,355,000	199,419	199,626	207
South African rand	Buy	J.P. Morgan	3/10/2015	76,700,000	6,546,666	6,568,130	21,464
South Korean won	Buy	Goldman Sachs	3/10/2015	3,990,000,000	3,567,437	3,624,190	56,753
South Korean won	Buy	J.P. Morgan	5/12/2015	195,000,000	175,481	176,594	1,113
Thai baht	Buy	Bank of America	3/10/2015	21,900,000	662,132	677,178	15,046
Thai baht	Buy	Bank of America	4/10/2015	145,100,000	4,431,211	4,479,357	48,146
Thai baht	Buy	Bank of America	4/10/2015	15,125,000	460,707	466,921	6,214
Thai baht	Buy	Bank of America	4/10/2015	32,500,000	981,428	1,003,302	21,874
Thai baht	Buy	J.P. Morgan	3/10/2015	286,700,000	8,594,125	8,865,163	271,038
Thai baht	Buy	Morgan Stanley	5/12/2015	35,150,000	1,071,646	1,083,306	11,660
Brazilian real	Sell	Goldman Sachs	4/13/2015	5,890,000	2,083,649	2,050,203	33,446
British pound	Sell	Goldman Sachs	3/11/2015	3,940,000	6,166,583	6,082,457	84,126
euro	Sell	Bank of America	4/20/2015	2,315,000	2,692,871	2,592,021	100,850
euro	Sell	J.P. Morgan	3/10/2015	1,100,000	1,352,519	1,231,040	121,479
euro	Sell	J.P. Morgan	4/13/2015	2,790,000	3,292,810	3,123,579	169,231
euro	Sell	Morgan Stanley	4/13/2015	215,000	242,575	240,706	1,869
euro	Sell	Morgan Stanley	5/13/2015	718,750	814,037	805,000	9,037
euro	Sell	Morgan Stanley	5/13/2015	718,750	813,957	805,000	8,957
euro	Sell	Morgan Stanley	5/13/2015	718,750	814,044	805,000	9,044
euro	Sell	Morgan Stanley	5/13/2015	718,750	814,116	805,000	9,116
Hungarian forint	Sell	Deutsche Bank AG	4/13/2015	330,000,000	1,222,586	1,217,797	4,789
Malaysian ringgit	Sell	Barclays Bank plc	5/12/2015	7,920,000	2,194,027	2,179,079	14,948
Peruvian Nuevo sol	Sell	J.P. Morgan	5/12/2015	6,820,000	2,193,631	2,179,697	13,934
Singapore dollar	Sell	Citibank N.A.	3/10/2015	445,000	328,250	326,460	1,790
Singapore dollar	Sell	Deutsche Bank AG	3/10/2015	2,670,000	2,019,354	1,958,760	60,594
Singapore dollar	Sell	J.P. Morgan	3/10/2015	2,830,000	2,156,281	2,076,139	80,142
Turkish lira	Sell	J.P. Morgan	3/10/2015	3,890,000	1,554,798	1,547,704	7,094
Turkish lira	Sell	J.P. Morgan	4/13/2015	1,455,000	576,562	573,790	2,772
Turkish lira	Sell	UBS AG	3/10/2015	5,170,000	2,079,478	2,056,975	22,503
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,930,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Goldman Sachs	3/10/2015	10,345,000	$3,899,947	$3,636,523	$(263,424)
Brazilian real	Buy	J.P. Morgan	4/13/2015	19,280,000	6,961,043	6,711,022	(250,021)
Brazilian real	Buy	J.P. Morgan	4/13/2015	1,020,000	372,385	355,043	(17,342)
Brazilian real	Buy	Morgan Stanley	3/10/2015	795,000	292,850	279,462	(13,388)
Brazilian real	Buy	Morgan Stanley	5/12/2015	16,800,000	5,956,602	5,799,209	(157,393)
Chilean peso	Buy	Bank of America	3/10/2015	6,390,000,000	10,374,219	10,350,776	(23,443)
Colombian peso	Buy	Bank of America	3/10/2015	1,235,000,000	504,508	493,709	(10,799)
Colombian peso	Buy	Bank of America	5/12/2015	476,500,000	196,800	189,316	(7,484)
Colombian peso	Buy	Goldman Sachs	3/10/2015	11,155,000,000	4,831,096	4,459,369	(371,727)
Colombian peso	Buy	J.P. Morgan	3/10/2015	830,000,000	340,351	331,804	(8,547)
Colombian peso	Buy	Morgan Stanley	5/12/2015	11,400,000,000	4,730,291	4,529,288	(201,003)
Colombian peso	Buy	Morgan Stanley	5/12/2015	6,550,000,000	2,717,955	2,602,354	(115,601)
euro	Buy	Citibank N.A.	4/20/2015	1,605,000	1,797,640	1,797,060	(580)
euro	Buy	Goldman Sachs	4/20/2015	40,000	45,715	44,786	(929)
euro	Buy	J.P. Morgan	3/10/2015	1,100,000	1,243,244	1,231,040	(12,204)
euro	Buy	J.P. Morgan	4/13/2015	2,655,000	3,033,372	2,972,438	(60,934)
euro	Buy	J.P. Morgan	4/13/2015	350,000	395,696	391,847	(3,849)
euro	Buy	J.P. Morgan	5/13/2015	1,110,000	1,268,203	1,243,200	(25,003)
Hungarian forint	Buy	Citibank N.A.	5/12/2015	35,425,000	131,497	130,643	(854)
Hungarian forint	Buy	Deutsche Bank AG	3/10/2015	63,200,000	249,867	233,458	(16,409)
Hungarian forint	Buy	J.P. Morgan	4/13/2015	1,115,000,000	4,148,365	4,114,678	(33,687)
Hungarian forint	Buy	J.P. Morgan	5/12/2015	679,000,000	2,523,866	2,504,072	(19,794)
Hungarian forint	Buy	Morgan Stanley	3/10/2015	1,205,000,000	4,823,763	4,451,223	(372,540)
Indonesian rupiah	Buy	Bank of America	4/13/2015	33,625,000,000	2,611,772	2,556,756	(55,016)
Indonesian rupiah	Buy	Goldman Sachs	5/12/2015	106,450,000,000	8,280,825	8,031,942	(248,883)
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	28,250,000,000	2,260,724	2,172,003	(88,721)
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	4,000,000,000	310,680	307,540	(3,140)
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	79,800,000,000	6,379,917	6,135,428	(244,489)
Indonesian rupiah	Buy	Morgan Stanley	4/13/2015	8,800,000,000	681,168	669,129	(12,039)
Indonesian rupiah	Buy	Morgan Stanley	5/12/2015	2,880,000,000	219,913	217,304	(2,609)
Indonesian rupiah	Buy	Morgan Stanley	5/12/2015	2,280,000,000	175,236	172,032	(3,204)
Malaysian ringgit	Buy	Goldman Sachs	5/12/2015	7,920,000	2,216,540	2,179,079	(37,461)
Mexican peso	Buy	Deutsche Bank AG	5/12/2015	32,800,000	2,188,571	2,187,265	(1,306)
Mexican peso	Buy	J.P. Morgan	3/10/2015	10,800,000	748,729	723,196	(25,533)
Mexican peso	Buy	J.P. Morgan	3/10/2015	1,875,000	126,782	125,555	(1,227)
Mexican peso	Buy	J.P. Morgan	3/10/2015	4,440,000	299,422	297,314	(2,108)
Mexican peso	Buy	J.P. Morgan	4/13/2015	33,000,000	2,240,252	2,204,606	(35,646)
Mexican peso	Buy	J.P. Morgan	4/13/2015	82,920,000	5,631,431	5,539,574	(91,857)
Mexican peso	Buy	J.P. Morgan	5/12/2015	79,350,000	5,352,450	5,291,446	(61,004)
Polish zloty	Buy	Barclays Bank plc	4/13/2015	9,985,000	2,735,524	2,689,430	(46,094)
Polish zloty	Buy	Deutsche Bank AG	3/10/2015	1,210,000	353,841	326,334	(27,507)
Polish zloty	Buy	Goldman Sachs	3/10/2015	1,815,000	533,719	489,502	(44,217)
Polish zloty	Buy	Goldman Sachs	5/12/2015	570,000	153,873	153,377	(496)
Polish zloty	Buy	J.P. Morgan	5/12/2015	28,275,000	7,737,943	7,608,285	(129,658)
Russian ruble	Buy	J.P. Morgan	3/10/2015	438,800,000	7,863,799	7,097,001	(766,798)
Russian ruble	Buy	Morgan Stanley	3/10/2015	23,650,000	394,722	382,507	(12,215)
South African rand	Buy	Goldman Sachs	5/12/2015	13,175,000	1,133,318	1,116,802	(16,516)
South African rand	Buy	J.P. Morgan	5/12/2015	2,320,000	197,314	196,659	(655)
South African rand	Buy	Morgan Stanley	5/12/2015	17,530,000	1,527,345	1,485,961	(41,384)
South Korean won	Buy	J.P. Morgan	4/13/2015	6,860,000,000	6,226,119	6,219,447	(6,672)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South Korean won	Buy	J.P. Morgan	5/12/2015	1,455,000,000	1,333,407	1,317,660	(15,747)
South Korean won	Buy	Morgan Stanley	3/10/2015	395,000,000	359,019	358,786	(233)
Turkish lira	Buy	Barclays Bank plc	5/12/2015	4,425,000	1,776,623	1,732,721	(43,902)
Turkish lira	Buy	Deutsche Bank AG	3/10/2015	5,690,000	2,494,384	2,263,866	(230,518)
Turkish lira	Buy	Deutsche Bank AG	4/13/2015	13,136,000	5,632,428	5,180,281	(452,147)
Turkish lira	Buy	Deutsche Bank AG	4/13/2015	6,568,000	2,813,548	2,590,140	(223,408)
Turkish lira	Buy	Deutsche Bank AG	4/13/2015	13,136,000	$5,633,631	$5,180,281	$(453,350)
Turkish lira	Buy	Goldman Sachs	4/13/2015	1,210,000	501,424	477,173	(24,251)
Turkish lira	Buy	J.P. Morgan	3/10/2015	1,675,000	728,331	666,428	(61,903)
Turkish lira	Buy	J.P. Morgan	3/10/2015	540,000	230,713	214,848	(15,865)
Turkish lira	Buy	J.P. Morgan	5/12/2015	330,000	130,494	129,220	(1,274)
Turkish lira	Buy	Morgan Stanley	3/10/2015	1,155,000	480,716	459,537	(21,179)
Australian dollar	Sell	J.P. Morgan	6/10/2015	2,825,000	2,190,618	2,195,311	(4,693)
British pound	Sell	Bank of America	4/20/2015	1,767,500	2,680,603	2,727,875	(47,272)
British pound	Sell	Bank of America	4/20/2015	1,767,500	2,680,976	2,727,875	(46,899)
British pound	Sell	J.P. Morgan	4/20/2015	100,000	150,125	154,335	(4,210)
Chilean peso	Sell	J.P. Morgan	3/10/2015	2,545,000,000	4,006,927	4,122,492	(115,565)
Israeli new shekel	Sell	Citibank N.A.	4/27/2015	8,660,000	2,158,659	2,174,604	(15,945)
Philippine peso	Sell	Bank of America	3/10/2015	123,850,000	2,789,352	2,809,473	(20,121)
Philippine peso	Sell	J.P. Morgan	3/10/2015	88,500,000	1,995,535	2,007,577	(12,042)
Russian ruble	Sell	Goldman Sachs	3/10/2015	131,900,000	1,957,214	2,133,305	(176,091)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,980,025)

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2015	4,453	Long	$531,159,406	$2,426,762
Ultra Long U.S. Treasury Bond	June 2015	287	Long	48,296,719	920,526
U.S. 10-Year Treasury Note	June 2015	3,826	Short	(488,950,844)	987,518
Totals				$90,505,281	$4,334,806

Open Total Return Swap at February 28, 2015:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$171,290	410 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$171,290	4/15/2015	$81,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$259,511,021	$—	$259,511,021
Corporate Bonds	—	1,684,913,032	—	1,684,913,032
Floating Rate Loans(4)
Banks: Money Center	—	2,365,009	—	2,365,009
Drugs	—	2,100,000	—	2,100,000
Energy Equipment & Services	—	3,993,898	—	3,993,898
Food	—	329,217	—	329,217
Gaming	—	10,426,083	—	10,426,083
Health Care	—	4,348,717	—	4,348,717
Media	—	1,466,519	—	1,466,519
Metals & Minerals: Miscellaneous	—	3,246,961	—	3,246,961
Services	—	7,778,930	—	7,778,930
Technology	—	1,478,776	—	1,478,776
Telecommunications	—	2,656,562	—	2,656,562
Utilities	—	1,120,295	3,665,073	4,785,368
Foreign Bonds	—	19,173,918	—	19,173,918
Foreign Government Obligations	—	10,062,951	—	10,062,951
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,325,946	—	1,325,946
Government Sponsored Enterprises Pass-Throughs	—	67,252,804	—	67,252,804
Municipal Bonds	—	42,304,509	—	42,304,509
Non-Agency Commercial Mortgage-Backed Securities	—	62,929,434	—	62,929,434
Preferred Stock	3,348,800	—	—	3,348,800
Commercial Paper	—	6,996,666	—	6,996,666
Repurchase Agreement	—	80,967,865	—	80,967,865
Total	$3,348,800	$2,276,749,113	$3,665,073	$2,283,762,986
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,930,715	$—	$2,930,715
Liabilities	—	(5,980,025)	—	(5,980,025)
Futures Contracts
Assets	4,334,806	—	—	4,334,806
Liabilities	—	—	—	—
Total Return Swap
Assets	—	—	81,860	81,860
Liabilities	—	—	—	—
Total	$4,334,806	$(3,049,310)	$81,860	$1,367,356

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2014	$2,462,104	$171,290
Accrued discounts/premiums	(1,908)	—
Realized gain (loss)	2,486	—
Change in unrealized appreciation/depreciation	(44,309)	(89,430)
Purchases	375,821	—
Sales	(152,510)	—
Net transfers in or out of Level 3	1,023,389	—
Balance as of February 28, 2015	$3,665,073	$81,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 90.67%

ASSET-BACKED SECURITIES 12.41%

Automobiles 4.84%

Ally Auto Receivables Trust 2013-2 A3	0.79%	1/15/2018	$485	$484,975
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	4,555	4,550,153
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	3,160	3,171,728
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	820,731
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	688,722
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1,600	1,599,999
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,370	1,369,197
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	828	831,737
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	1,111	1,114,340
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	280	280,042
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	1,120	1,119,380
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	2,120	2,120,788
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	710	709,451
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,115	1,118,189
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,825	1,823,640
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	1,500	1,498,706
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	1,490	1,490,671
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	1,640	1,640,582
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	1,607	1,607,084
Mercedes-Benz Auto Receivables Trust 2014-1 A3	0.87%	10/15/2018	1,300	1,298,399
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	1,225	1,223,300
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	3,960	3,961,441
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	1,124	1,123,903
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	1,929	1,925,589
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	970	972,571
Total				38,545,318

Credit Cards 0.78%

Citibank Credit Card Issuance Trust 2013-A4	0.592%#	7/24/2020	565	566,690
Discover Card Execution Note Trust 2011-A4	0.523%#	5/15/2019	1,125	1,127,384
Synchrony Credit Card Master Note Trust 2011-2 A	0.653%#	5/15/2019	2,290	2,293,616
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	335	334,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	$1,750	$1,749,525
World Financial Network Credit Card Master Trust 2014-A	0.553	%#	12/15/2019	165	165,041
Total					6,236,531

Home Equity 0.59%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.328	%#	5/25/2036	1,545	1,423,480
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.238	%#	12/25/2036	9	9,357
Home Equity Asset Trust 2006-7 2A2	0.278	%#	1/25/2037	814	806,337
Home Equity Asset Trust 2006-8 2A2	0.278	%#	3/25/2037	1,916	1,893,596
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	369	363,692
Option One Mortgage Loan Trust 2005-1 A4	0.968	%#	2/25/2035	168	165,357
Total					4,661,819

Other 6.20%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.474	%#	4/16/2021	856	846,718
Avenue CLO VI Ltd. 2007-6A A2†	0.607	%#	7/17/2019	500	495,866
BlueMountain CLO Ltd. 2014-3A A1†	1.48	%#	10/15/2026	500	498,442
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.75	%#	10/15/2026	1,375	1,376,871
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.731	%#	10/23/2026	2,630	2,624,200
Cent CDO XI Ltd. 2006-11A A1†	0.516	%#	4/25/2019	1,119	1,104,332
CIFC Funding II Ltd. 2014-2A A1L†	1.743	%#	5/24/2026	850	850,362
CIT Mortgage Loan Trust 2007-1 2A2†	1.421	%#	10/25/2037	214	213,844
Crown Point CLO Ltd. 2012-1A A1LB†	1.761	%#	11/21/2022	978	979,131
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.503	%#	7/17/2023	2,000	1,987,253
FBR Securitization Trust 2005-4 AV24	0.868	%#	10/25/2035	945	837,591
Fortress Credit BSL Ltd. 2013-1A A†	1.433	%#	1/19/2025	2,500	2,468,679
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.547	%#	12/20/2020	500	497,832
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733	%#	10/15/2026	1,000	996,447
Gleneagles CLO Ltd. 2005-1A B†	0.805	%#	11/1/2017	1,000	988,716
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,000	992,596
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	750	749,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	$1,000	$982,764
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	990,962
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	800	794,102
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	1,100	1,091,955
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	2,750	2,716,274
Jasper CLO Ltd. 2005-1A A†	0.525	%#	8/1/2017	172	172,020
JFIN Revolver CLO Ltd. 2013-1A A†	1.507	%#	1/20/2021	750	750,332
Landmark VII CDO Ltd. 2006-7A A3L†	1.003	%#	7/15/2018	500	495,200
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.348	%#	1/25/2036	106	105,951
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,300	1,296,615
Nautique Funding Ltd. 2006-1A A1A†	0.503	%#	4/15/2020	628	624,226
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	600	602,596
Oaktree CLO Ltd. 2014-2A A1A†	1.762	%#	10/20/2026	1,300	1,298,947
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773	%#	4/15/2026	2,500	2,505,297
Octagon Loan Funding Ltd. 2014-1A A1†	1.706	%#	11/18/2026	750	749,251
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.471	%#	3/14/2022	663	655,815
OZLM VII Ltd. 2014-7A A1B†	1.747	%#	7/17/2026	1,550	1,551,409
OZLM VIII Ltd. 2014-8A A1A†	1.715	%#	10/17/2026	1,990	1,987,107
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.513	%#	4/15/2020	313	312,505
Red River CLO Ltd. 1A A†	0.525	%#	7/27/2018	346	344,075
SLM Private Education Loan Trust 2010-A 2A†	3.423	%#	5/16/2044	1,013	1,071,489
SLM Private Education Loan Trust 2012-A A1†	1.573	%#	8/15/2025	452	456,833
SLM Private Education Loan Trust 2013-B A1†	0.822	%#	7/15/2022	1,239	1,241,417
SLM Student Loan Trust 2011-1 A1	0.691	%#	3/25/2026	314	314,873
Stone Tower CLO V Ltd. 2006-5A A2B†	0.584	%#	7/16/2020	2,500	2,459,060
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.577	%#	4/17/2021	900	879,055
Venture XVII CLO Ltd. 2014-17A A†	1.733	%#	7/15/2026	1,500	1,495,588
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	1,250	1,244,345
Westchester CLO Ltd. 2007-1A A1A†	0.48	%#	8/1/2022	931	923,693
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	592	586,260
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	236	234,760
Total					49,443,250
Total Asset-Backed Securities (cost $98,691,412)					98,886,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 39.36%

Aerospace/Defense 0.17%

Exelis, Inc.	4.25%	10/1/2016	$1,078	$1,112,447
Litton Industries, Inc.	6.75%	4/15/2018	200	228,327
Total				1,340,774

Air Transportation 0.06%

Continental Airlines 1997-1 Class A Pass-Through Trust	7.461%	10/1/2016	2	2,450
US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015	438	451,407
Total				453,857

Auto Parts: Original Equipment 0.98%

Accuride Corp.	9.50%	8/1/2018	561	582,038
Continental Rubber of America Corp.†	4.50%	9/15/2019	2,759	2,871,531
Delphi Corp.	6.125%	5/15/2021	2,284	2,489,907
Hertz Corp. (The)	7.50%	10/15/2018	625	648,437
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	353	359,178
Schaeffler Holding Finance BV PIK (Netherlands)†(a)	6.875%	8/15/2018	800	842,000
Total				7,793,091

Automotive 0.18%

Ford Motor Credit Co. LLC	4.207%	4/15/2016	1,000	1,032,332
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%	5/5/2015	200	201,757
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	200	205,836
Total				1,439,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center 0.65%

Akbank TAS (Turkey)†(a)	3.875%	10/24/2017	$150	$152,598
Bank of America Corp.	5.25%	12/1/2015	800	823,854
Bank of America Corp.	5.42%	3/15/2017	379	406,284
Bank of America Corp.	5.75%	8/15/2016	1,500	1,589,946
BBVA Banco Continental SA (Peru)†(a)	2.25%	7/29/2016	600	607,500
Export-Import Bank of Korea (South Korea)(a)	1.093%#	9/17/2016	400	401,868
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	200	208,348
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	500	502,901
Wilmington Trust Corp.	8.50%	4/2/2018	350	412,084
Zions Bancorporation	5.50%	11/16/2015	77	78,067
Total				5,183,450

Banks: Regional 2.30%

Associated Banc-Corp.	5.125%	3/28/2016	1,550	1,613,239
Banco de Credito e Inversiones (Chile)†(a)	3.00%	9/13/2017	200	205,209
Banco del Estado de Chile COD	2.03%	4/2/2015	100	100,000
Banco do Brasil SA	3.875%	1/23/2017	200	204,500
Banco Santander Chile (Chile)†(a)	2.11%#	6/7/2018	1,000	1,022,500
Bank of America Corp.	5.70%	5/2/2017	700	757,771
Bank of America Corp.	6.05%	5/16/2016	1,500	1,582,056
Bank of America Corp.	10.20%	7/15/2015	750	775,708
Bank of America NA	5.30%	3/15/2017	700	751,780
Citigroup, Inc.	5.50%	2/15/2017	897	963,376
Discover Bank	8.70%	11/18/2019	796	979,270
Export-Import Bank of China (The) (China)†(a)	2.50%	7/31/2019	500	501,785
Fifth Third Bancorp	5.45%	1/15/2017	100	107,331
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	132,183
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	2,600	2,917,132
ING Bank NV (Netherlands)†(a)	5.125%	5/1/2015	200	201,378
Korea Development Bank (The) (South Korea)(a)	0.882%#	1/22/2017	500	499,989
Korea Exchange Bank (South Korea)†(a)	2.50%	6/12/2019	300	301,620
Macquarie Bank Ltd. (Australia)†(a)	5.00%	2/22/2017	155	165,659
Popular, Inc.	7.00%	7/1/2019	200	202,000
Royal Bank of Scotland plc (The) (United Kingdom)(a)	9.50%	3/16/2022	1,373	1,555,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	$170	$174,110
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	6/4/2019	300	302,610
Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%	7/19/2017	1,200	1,240,512
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%	4/15/2018	300	296,596
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%	4/24/2017	500	520,000
Valley National Bank	5.00%	7/15/2015	250	253,172
Total				18,327,453

Beverages 0.00%

Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	30	31,650

Biotechnology Research & Production 0.20%

STHI Holding Corp.†	8.00%	3/15/2018	1,544	1,611,550

Brokers 0.78%

Jefferies Group LLC	3.875%	11/9/2015	500	508,205
Jefferies Group LLC	5.125%	4/13/2018	200	211,642
Jefferies Group LLC	5.50%	3/15/2016	200	206,572
Jefferies Group LLC	8.50%	7/15/2019	2,941	3,527,112
Raymond James Financial, Inc.	8.60%	8/15/2019	1,400	1,738,631
Total				6,192,162

Building Materials 0.38%

Ainsworth Lumber Co., Ltd. (Canada)†(a)	7.50%	12/15/2017	1,287	1,348,133
Cemex SAB de CV (Mexico)†(a)	5.003%#	10/15/2018	500	523,750
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	195	109,200
Martin Marietta Materials, Inc.	1.357%#	6/30/2017	300	298,598
Martin Marietta Materials, Inc.	6.60%	4/15/2018	400	452,960
Nortek, Inc.	10.00%	12/1/2018	75	79,406
Owens Corning	6.50%	12/1/2016	12	12,936
Owens Corning	9.00%	6/15/2019	148	178,810
Total				3,003,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.40%

Expedia, Inc.	7.456%	8/15/2018	$1,396	$1,616,229
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	975	1,000,472
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	550	559,625
Total				3,176,326

Cable Services 0.03%

Time Warner Cable, Inc.	8.75%	2/14/2019	200	247,310

Chemicals 1.02%

Ineos Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	360	383,400
Ineos Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	2,000	2,140,500
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	1,000	1,025,143
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	195	200,606
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	1,728	1,866,240
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,500	1,564,500
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	825	982,263
Total				8,162,652

Coal 0.41%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	975	994,500
CONSOL Energy, Inc.	8.25%	4/1/2020	1,000	1,046,250
Penn Virginia Corp.	7.25%	4/15/2019	1,320	1,265,550
Total				3,306,300

Communications & Media 0.32%

Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,450	2,523,500

Computer Hardware 0.15%

DynCorp International, Inc.	10.375%	7/1/2017	1,023	933,487
Seagate HDD Cayman	6.875%	5/1/2020	250	260,625
Total				1,194,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.58%

Aspect Software, Inc.	10.625%	5/15/2017	$1,090	$1,000,075
First Data Corp.	12.625%	1/15/2021	1,315	1,574,712
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	323	346,014
SRA International, Inc.	11.00%	10/1/2019	533	578,305
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,111	1,158,218
Total				4,657,324

Consumer Products 0.23%

Avon Products, Inc.	2.375%	3/15/2016	700	703,500
Avon Products, Inc.	4.60%	3/15/2020	1,181	1,105,215
Total				1,808,715

Containers 0.37%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	200	204,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	100	104,062
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	1,800	1,865,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	200	210,500
Tekni-Plex, Inc.†	9.75%	6/1/2019	524	571,160
Total				2,954,972

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	100	102,250

Diversified 0.22%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	1,820	1,792,700

Drugs 0.78%

Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	929	948,161
Mylan, Inc.†	7.875%	7/15/2020	4,994	5,283,382
Total				6,231,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.36%

Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	$150	$184,922
Entergy Corp.	3.625%	9/15/2015	100	101,333
Entergy Corp.	4.70%	1/15/2017	1,891	1,998,785
Pennsylvania Electric Co.	6.05%	9/1/2017	100	110,974
RJS Power Holdings LLC†	5.125%	7/15/2019	500	495,000
Total				2,891,014

Electronics 0.14%

Jabil Circuit, Inc.	7.75%	7/15/2016	500	540,000
Jabil Circuit, Inc.	8.25%	3/15/2018	525	609,000
Total				1,149,000

Electronics: Semi-Conductors/Components 0.35%

Freescale Semiconductor, Inc.	10.75%	8/1/2020	367	400,259
KLA-Tencor Corp.	2.375%	11/1/2017	1,248	1,266,588
KLA-Tencor Corp.	3.375%	11/1/2019	1,100	1,142,097
Total				2,808,944

Energy Equipment & Services 1.07%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	3,055	3,304,982
Energy Transfer Partners LP	9.00%	4/15/2019	2,327	2,839,752
Energy Transfer Partners LP	9.70%	3/15/2019	1,773	2,221,429
Greenko Dutch BV (Netherlands)†(a)	8.00%	8/1/2019	200	191,500
Total				8,557,663

Engineering & Contracting Services 0.08%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	675	617,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.84%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	$2,366	$2,466,555
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	1,375	1,413,603
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	621	661,365
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	575	635,375
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	400	442,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	791,000
WMG Holdings Corp.†	13.75%	10/1/2019	100	110,000
WMG Holdings Corp.	13.75%	10/1/2019	150	165,000
Total				6,684,898

Financial Services 3.28%

Air Lease Corp.	4.50%	1/15/2016	1,400	1,437,625
Air Lease Corp.	5.625%	4/1/2017	4,603	4,936,717
Banco de Credito del Peru (Peru)†(a)	2.75%	1/9/2018	107	107,803
Bank of America Corp.	7.80%	9/15/2016	2,850	3,119,353
Countrywide Financial Corp.	6.25%	5/15/2016	2,400	2,536,222
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	1,650	1,671,627
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	779,345
Fidelity National Financial, Inc.	6.60%	5/15/2017	875	958,141
Graton Economic Development Authority†	9.625%	9/1/2019	650	721,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	225	232,875
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	325	282,750
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	275	313,500
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020	1,723	1,957,230
Macquarie Group Ltd. (Australia)†(a)	7.625%	8/13/2019	116	139,784
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,370	1,407,544
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,200	1,284,000
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	816	854,760
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	579	606,154
TC Ziraat Bankasi AS (Turkey)†(a)	4.25%	7/3/2019	200	200,396
Utility Contract Funding LLC†	7.944%	10/1/2016	849	890,831
Western Union Co. (The)	2.875%	12/10/2017	1,000	1,025,228
Western Union Co. (The)	3.35%	5/22/2019	625	644,374
Total				26,107,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.24%

Kayne Anderson MLP Investment Co.	1.495%#	8/19/2016	$1,700	$1,699,346
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	203	222,044
Total				1,921,390

Food 1.00%

Big Heart Pet Brands	7.625%	2/15/2019	1,364	1,393,667
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	200	224,000
Southern States Cooperative, Inc.†	10.00%	8/15/2021	400	378,000
Tesco plc (United Kingdom)†(a)	5.50%	11/15/2017	2,250	2,419,209
US Foods, Inc.	8.50%	6/30/2019	2,691	2,828,914
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	700	691,364
Total				7,935,154

Gaming 0.39%

CCM Merger, Inc.†	9.125%	5/1/2019	1,050	1,147,125
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	975	979,875
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	257	273,384
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	673	713,380
Total				3,113,764

Health Care 0.09%

Perrigo Co. plc (Ireland)(a)	2.30%	11/8/2018	200	202,128
Zoetis, Inc.	1.15%	2/1/2016	500	500,670
Total				702,798

Health Care Products 0.92%

Biomet, Inc.	6.50%	10/1/2020	1,475	1,565,344
Biomet, Inc.	6.50%	8/1/2020	1,250	1,337,500
Forest Laboratories, Inc.†	4.375%	2/1/2019	3,204	3,410,956
Immucor, Inc.	11.125%	8/15/2019	876	942,795
Life Technologies Corp.	6.00%	3/1/2020	74	85,128
Total				7,341,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 1.70%

DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	$1,726	$1,826,324
Emdeon, Inc.	11.00%	12/31/2019	445	490,056
Gentiva Health Services, Inc.	11.50%	9/1/2018	150	159,187
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,400	1,461,250
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	3,834	4,064,040
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	3,486	3,644,125
Senior Housing Properties Trust	3.25%	5/1/2019	544	551,699
Senior Housing Properties Trust	4.30%	1/15/2016	800	815,226
Senior Housing Properties Trust	6.75%	4/15/2020	450	512,361
Total				13,524,268

Hospital Management 0.03%

United Surgical Partners International, Inc.	9.00%	4/1/2020	200	215,500

Industrial Products 0.07%

PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	525	581,420

Insurance 0.67%

CNO Financial Group, Inc.†	6.375%	10/1/2020	600	639,000
Kemper Corp.	6.00%	11/30/2015	700	725,508
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	786	803,197
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	1,375	1,413,460
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,744,035
Total				5,325,200

Investment Management Companies 0.27%

Lazard Group LLC	6.85%	6/15/2017	1,000	1,113,889
Leucadia National Corp.	8.125%	9/15/2015	1,000	1,036,280
Total				2,150,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.58%

Aviation Capital Group Corp.†	3.875%	9/27/2016	$500	$512,197
Aviation Capital Group Corp.†	4.625%	1/31/2018	2,000	2,091,726
Aviation Capital Group Corp.†	7.125%	10/15/2020	341	393,442
International Lease Finance Corp.†	7.125%	9/1/2018	1,425	1,624,500
Total				4,621,865

Leisure 0.09%

Central Garden & Pet Co.	8.25%	3/1/2018	667	685,342

Lodging 1.58%

Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	361	355,585
Host Hotels & Resorts LP	5.875%	6/15/2019	4,356	4,535,759
Host Hotels & Resorts LP	6.00%	11/1/2020	5,811	6,148,573
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,746
Marina District Finance Co., Inc.	9.875%	8/15/2018	883	934,876
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	541	563,992
Total				12,596,531

Machinery: Agricultural 0.16%

Lorillard Tobacco Co.	6.875%	5/1/2020	837	996,414
Lorillard Tobacco Co.	8.125%	6/23/2019	218	266,224
Total				1,262,638

Machinery: Industrial/Specialty 0.01%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	75	77,062

Machinery: Oil Well Equipment & Services 0.06%

National Oilwell Varco, Inc.	6.125%	8/15/2015	500	500,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.35%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	$200	$210,750
Gannett Co., Inc.	7.125%	9/1/2018	450	467,437
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	400	439,500
Sirius XM Radio, Inc.†	5.25%	8/15/2022	150	160,500
Videotron Ltd. (Canada)(a)	9.125%	4/15/2018	73	75,190
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	1,364	1,449,250
Total				2,802,627

Merchandising 0.11%

Kemet Corp.	10.50%	5/1/2018	827	851,810

Metal Fabricating 0.13%

Edgen Murray Corp.†	8.75%	11/1/2020	696	762,990
Glencore Canada Corp. (Canada)(a)	5.50%	6/15/2017	200	214,949
Glencore Canada Corp. (Canada)(a)	6.00%	10/15/2015	25	25,726
Total				1,003,665

Metals & Minerals: Miscellaneous 0.70%

Anglo American Capital plc (United Kingdom)†(a)	1.203%#	4/15/2016	250	249,922
AngloGold Ashanti Holdings plc (Isle Of Man)(a)	8.50%	7/30/2020	200	221,230
Barrick Gold Corp. (Canada)(a)	2.90%	5/30/2016	50	50,422
Barrick Gold Corp. (Canada)(a)	6.95%	4/1/2019	241	279,666
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	838	866,084
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	300	311,250
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	2,500	2,523,953
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	1,038	1,078,223
Total				5,580,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.23%

Bill Barrett Corp.	7.625%	10/1/2019	$100	$98,375
Kinder Morgan, Inc.	7.00%	6/15/2017	850	945,030
Kinder Morgan, Inc.	7.25%	6/1/2018	550	628,475
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	110	115,189
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	50	55,709
Total				1,842,778

Oil 2.50%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	200	80,800
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	200	81,800
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	400	171,080
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	538	443,850
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	724	790,037
Chaparral Energy, Inc.	8.25%	9/1/2021	528	411,840
Chaparral Energy, Inc.	9.875%	10/1/2020	780	639,600
CNPC General Capital Ltd. (China)†(a)	1.45%	4/16/2016	400	400,361
CNPC General Capital Ltd. (China)†(a)	2.75%	4/19/2017	200	203,591
Continental Resources, Inc.	7.125%	4/1/2021	2,299	2,416,824
Continental Resources, Inc.	7.375%	10/1/2020	3,209	3,389,506
DCP Midstream LLC†	9.75%	3/15/2019	875	970,322
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	595	318,325
Harvest Operations Corp. (Canada)†(a)	2.125%	5/14/2018	200	201,187
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	625	654,687
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,075	1,107,250
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	700	710,500
Kodiak Oil & Gas Corp.	5.50%	2/1/2022	513	520,695
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,334	1,397,365
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	500	486,250
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	500	568,342
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	100	45,615
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	830	549,128
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	379	394,160
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%	3/6/2017	700	639,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	$425	$443,063
Seventy Seven Operating LLC	6.625%	11/15/2019	646	521,645
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	505,522
Sinopec Group Overseas Development 2014 Ltd.†	1.032%#	4/10/2017	700	698,890
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	100	122,856
Total				19,885,010

Oil: Crude Producers 1.38%

Access Midstream Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	3,485	3,652,451
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%	8/7/2018	200	207,000
Cimarex Energy Co.	5.875%	5/1/2022	260	276,900
Enbridge Energy Partners LP	5.20%	3/15/2020	300	328,918
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	1,931	2,206,167
EPL Oil & Gas, Inc.	8.25%	2/15/2018	250	180,625
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	550	570,625
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	400	414,576
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	597	652,222
OGX Austria GmbH (Austria)†(a)(b)	8.50%	6/1/2018	225	1,710
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	433	479,547
Regency Energy Partners LP/Regency Energy Finance Corp.†	8.375%	6/1/2019	450	477,000
Sabine Oil & Gas Corp.	7.25%	6/15/2019	775	261,078
Sabine Pass LNG LP	6.50%	11/1/2020	356	369,350
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	104,013
Sunoco, Inc.	5.75%	1/15/2017	250	267,903
W&T Offshore, Inc.	8.50%	6/15/2019	810	562,950
Total				11,013,035

Oil: Integrated Domestic 1.57%

Buckeye Partners LP	4.875%	2/1/2021	250	265,799
Buckeye Partners LP	6.05%	1/15/2018	225	247,696
Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	1,112	1,162,040
Colorado Interstate Gas Co. LLC	6.80%	11/15/2015	1,750	1,819,993
El Paso Pipeline Partners Operating Co. LLC	4.10%	11/15/2015	1,000	1,021,585
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	1,312	1,509,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%	11/15/2020	$1,242	$1,318,843
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	1,349	1,423,195
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	544	575,280
Newfield Exploration Co.	6.875%	2/1/2020	1,909	1,971,042
Rowan Cos., Inc.	7.875%	8/1/2019	825	920,344
Texas Gas Transmission LLC	4.60%	6/1/2015	305	307,352
Total				12,543,163

Oil: Integrated International 1.04%

Petrobras Global Finance BV (Netherlands)(a)	1.881%#	5/20/2016	700	666,750
Petrobras Global Finance BV (Netherlands)(a)	2.393%#	1/15/2019	200	171,000
Petrobras Global Finance BV (Netherlands)(a)	2.603%#	3/17/2017	2,200	2,007,500
Petrobras Global Finance BV (Netherlands)(a)	3.50%	2/6/2017	200	188,200
Petrobras Global Finance BV (Netherlands)(a)	3.875%	1/27/2016	550	541,849
Petroleos Mexicanos (Mexico)(a)	2.277%#	7/18/2018	800	822,624
Transocean, Inc.	6.375%	12/15/2021	1,000	883,658
Weatherford International Ltd.	9.625%	3/1/2019	2,675	3,023,812
Total				8,305,393

Paper & Forest Products 0.38%

Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	1,120	1,173,200
Exopack Holding Corp.†	10.00%	6/1/2018	1,250	1,325,000
Mercer International, Inc. (Canada)†(a)	7.00%	12/1/2019	500	523,750
Total				3,021,950

Production Technology Equipment 0.04%

CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	300	296,083

Publishing 0.02%

21st Century Fox America, Inc.	7.60%	10/11/2015	175	181,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.74%

American Tower Corp.	7.25%	5/15/2019	$2,525	$2,946,758
ARC Properties Operating Partnership LP	2.00%	2/6/2017	500	487,543
ARC Properties Operating Partnership LP	3.00%	2/6/2019	3,165	3,032,254
DDR Corp.	5.50%	5/1/2015	250	251,732
DDR Corp.	7.50%	7/15/2018	481	561,416
DDR Corp.	9.625%	3/15/2016	130	141,096
Digital Realty Trust LP	4.50%	7/15/2015	1,030	1,034,285
Digital Realty Trust LP	5.875%	2/1/2020	1,794	2,022,945
Duke Realty LP	5.50%	3/1/2016	400	417,081
EPR Properties	7.75%	7/15/2020	1,100	1,330,484
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	302	329,413
Hospitality Properties Trust	6.30%	6/15/2016	500	519,117
Kilroy Realty LP	4.80%	7/15/2018	494	531,725
Reckson Operating Partnership LP	6.00%	3/31/2016	250	261,642
Total				13,867,491

Restaurants 0.33%

Darden Restaurants, Inc.	6.45%	10/15/2017	2,349	2,611,092

Retail 1.18%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	298	315,880
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	1,505	1,331,925
DBP Holding Corp.†	7.75%	10/15/2020	335	308,200
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	470	482,925
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	500	498,750
Party City Holdings, Inc.	8.875%	8/1/2020	650	713,375
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,048	1,082,060
QVC, Inc.†	7.375%	10/15/2020	4,475	4,676,375
Total				9,409,490

Savings & Loan 0.03%

Santander Holdings USA, Inc.	4.625%	4/19/2016	250	259,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Security Services 0.04%

Smith & Wesson Holding Corp.†	5.875%	6/15/2017	$300	$305,250

Specialty Retail 0.01%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	100	105,000

Steel 0.40%

Allegheny Technologies, Inc.	9.375%	6/1/2019	1,166	1,406,401
Glencore Funding LLC†	1.421%#	5/27/2016	1,050	1,054,165
Glencore Funding LLC†	1.70%	5/27/2016	500	501,982
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/11/2016	200	207,920
Total				3,170,468

Technology 0.49%

Alibaba Group Holding Ltd. (China)†(a)	1.625%	11/28/2017	1,000	1,000,165
Alibaba Group Holding Ltd. (China)†(a)	2.50%	11/28/2019	1,548	1,539,429
Baidu, Inc. (China)(a)	2.25%	11/28/2017	200	201,175
Baidu, Inc. (China)(a)	2.75%	6/9/2019	200	200,612
Baidu, Inc. (China)(a)	3.25%	8/6/2018	500	515,732
Fiserv, Inc.	6.80%	11/20/2017	425	480,683
Total				3,937,796

Telecommunications 1.37%

AT&T, Inc.	2.95%	5/15/2016	3,000	3,063,867
Block Communications, Inc.†	7.25%	2/1/2020	650	676,000
Cincinnati Bell, Inc.	8.75%	3/15/2018	955	977,920
Claro SA (Brazil)(a)	7.50%	1/27/2020	413	427,662
Consolidated Communications, Inc.	10.875%	6/1/2020	1,400	1,583,750
Embarq Corp.	7.082%	6/1/2016	175	187,184
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019	1,328	1,379,460
Level 3 Communications, Inc.	8.875%	6/1/2019	500	531,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Qwest Corp.	7.625%	6/15/2015	$531	$539,518
Sable International Finance Ltd.†	8.75%	2/1/2020	750	813,750
Turk Telekomunikasyon AS (Turkey)†(a)	3.75%	6/19/2019	650	653,656
Windstream Corp.	8.125%	9/1/2018	75	78,469
Total				10,913,111

Telephone-Long Distance 0.08%

America Movil SAB de CV (Mexico)(a)	1.241%#	9/12/2016	600	604,760

Textile Products 0.13%

Polymer Group, Inc.	7.75%	2/1/2019	990	1,034,550

Tobacco 0.08%

Reynolds American, Inc.	7.75%	6/1/2018	525	612,467

Transportation: Miscellaneous 0.29%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	822	867,210
Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%	5/11/2016	300	313,875
Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875%	1/15/2017	700	724,500
Transnet SOC Ltd. (South Africa)†(a)	4.50%	2/10/2016	400	410,150
Total				2,315,735

Truckers 0.07%

Con-way, Inc.	7.25%	1/15/2018	463	524,547

Utilities 0.23%

Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	1,100	1,119,191
Public Service Co. of New Mexico	7.95%	5/15/2018	635	746,010
Total				1,865,201

Utilities: Electrical 0.05%

Israel Electric Corp. Ltd. (Israel)†(a)	6.70%	2/10/2017	400	431,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities: Miscellaneous 0.04%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020		$280	$297,500

Wholesale 0.15%

Interline Brands, Inc. PIK	10.00%	11/15/2018		1,113	1,174,215
Total Corporate Bonds (cost $316,880,662)					313,674,727

FLOATING RATE LOANS(c) 3.88%

Aerospace/Defense 0.32%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020		498	499,477
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021		2,083	2,086,468
Total					2,585,945

Apparel 0.04%

PVH Corp. Tranche B Term Loan	3.25%	2/13/2020		299	301,571

Banks: Money Center 0.08%

Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018		666	638,872

Consumer Products 0.11%

Hanesbrands, Inc. Initial New EUR Term Loan(d)	3.50%	8/27/2021	EUR	797	898,009

Containers 0.03%

Owens-Brockway Glass Container, Inc. Tranche B Term Loan	1.921%	5/19/2016		$212	212,143

Drugs 0.03%

Actavis, Inc. 3 Year Term Loan	1.672%	10/1/2016		247	246,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.09%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	$302	$285,089
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	103	64,128
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	425	330,437
Total				679,654

Food 0.10%

Aramark Corp. Term Loan E	3.25%	9/7/2019	713	712,692
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	124	126,622
Total				839,314

Gaming 0.45%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	1,933	1,935,326
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	1,633	1,634,380
Total				3,569,706

Health Care 0.89%

Amgen, Inc. Term Loan	1.255%	9/18/2018	550	549,590
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	107	107,947
Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018	187	186,383
Express Scripts Holding Co. Term Loan	1.922%	8/29/2016	431	430,317
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.63%	10/30/2017	1,296	1,296,329
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.211%	8/7/2019	2,205	2,209,287
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(a)	3.50%	3/19/2021	300	300,233
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.25%	3/19/2021	1,437	1,432,600
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	247	247,000
Thermo Fisher Scientific, Inc. Committed Term Loan	1.643%	1/31/2017	353	352,280
Total				7,111,966

Health Care Products 0.07%

Biomet, Inc. Dollar Term Loan B2	3.671%	7/25/2017	596	595,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.01%

ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	$99	$94,100

Media 0.22%

AMC Networks, Inc. Term Loan A	1.925%	12/16/2019	1,750	1,739,937

Metals & Minerals: Miscellaneous 0.01%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	100	99,907

Services 0.42%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	350	350,108
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	913	903,870
Kasima LLC Term Loan	3.25%	5/17/2021	1,937	1,934,344
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	125	123,082
Total				3,311,404

Technology 0.38%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	2,486	2,491,993
Sensata Technologies B.V. Third Amendment Term Loan (Netherlands)(a)	3.50%	10/14/2021	499	501,865
Total				2,993,858

Telecommunications 0.31%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	2,237	2,246,094
American Tower Corp. Term Loan A	1.43%	1/3/2019	250	249,375
Total				2,495,469

Utilities 0.27%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	636	645,540
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	199	199,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities (continued)

Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		$350	$346,063
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016		583	587,011
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		357	358,494
Total					2,136,883

Utilities: Miscellaneous 0.05%

Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020		356	361,340
Total Floating Rate Loans (cost $31,185,073)					30,912,539

FOREIGN BONDS(d) 0.12%

France 0.02%

Europcar Groupe SA†	9.375%	4/15/2018	EUR	100	117,546

Italy 0.02%

Zobele Holding SpA†	7.875%	2/1/2018	EUR	150	170,706

Luxembourg 0.04%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	300	331,987

United Kingdom 0.04%

Old Mutual plc	7.125%	10/19/2016	GBP	56	93,811
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	200	228,304
Total					322,115
Total Foreign Bonds (cost $1,076,677)					942,354

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.27%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$200	209,000
Provincia de Neuquen†	7.875%	4/26/2021		114	112,860
Total					321,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Brazil 0.10%

Federal Republic of Brazil	8.00%	1/15/2018	$733		$793,834

Dominican Republic 0.01%

Dominican Republic†	9.04%	1/23/2018	79		85,777

Gabon 0.00%

Republic of Gabon†	6.375%	12/12/2024	—	(e)	873

Indonesia 0.03%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	200		211,000

Mexico 0.01%

United Mexican States	6.625%	3/3/2015	50		50,000

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	200		186,500

Peru 0.01%

Republic of Peru	8.375%	5/3/2016	100		108,500

Poland 0.02%

Republic of Poland	5.00%	10/19/2015	175		180,346

South Africa 0.03%

ZAR Sovereign Capital Fund†	3.903%	6/24/2020	200		205,250
Total Foreign Government Obligations (cost $2,146,250)					2,143,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.38%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533	%#	10/25/2030	$2,800	$3,008,653
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.162	%#	9/25/2044	135	139,896
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.027	%#	11/25/2044	300	316,727
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	100	104,611
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759	%#	2/25/2045	500	510,979
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741	%#	4/25/2045	1,225	1,283,042
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.819	%#	6/25/2047	200	209,244
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562	%#	8/25/2045	1,446	1,504,475
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.368	%#	5/25/2045	300	307,688
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165	%#	4/25/2046	800	812,672
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	141	141,280
Government National Mortgage Assoc. 2013-171 IO	1.141	%#	6/16/2054	9,794	853,072
Government National Mortgage Assoc. 2013-193 IO	1.12	%#	1/16/2055	3,694	316,169
Government National Mortgage Assoc. 2014-15 IO	1.059	%#	8/16/2054	9,857	773,789
Government National Mortgage Assoc. 2014-64 IO	1.308	%#	12/16/2054	59,172	5,425,084
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	49	49,959
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	416	418,543
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	496	512,180
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	722	723,818
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	500	507,680
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	1,053	1,074,924
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $18,751,035)					18,994,485

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.65%

Federal Home Loan Mortgage Corp.	2.202	%#	6/1/2038	203	215,110
Federal Home Loan Mortgage Corp.	2.251	%#	12/1/2037	488	520,076
Federal Home Loan Mortgage Corp.	2.271	%#	2/1/2038	612	653,115
Federal Home Loan Mortgage Corp.	2.274	%#	12/1/2035	322	343,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.279	%#	4/1/2037	$179	$189,843
Federal Home Loan Mortgage Corp.	2.299	%#	7/1/2034	454	482,750
Federal Home Loan Mortgage Corp.	2.309	%#	12/1/2036	484	518,849
Federal Home Loan Mortgage Corp.	2.321	%#	10/1/2038	135	144,495
Federal Home Loan Mortgage Corp.	2.331	%#	2/1/2035	869	924,563
Federal Home Loan Mortgage Corp.	2.353	%#	10/1/2039	222	236,214
Federal Home Loan Mortgage Corp.	2.359	%#	6/1/2038	144	153,851
Federal Home Loan Mortgage Corp.	2.373	%#	5/1/2036	171	181,996
Federal Home Loan Mortgage Corp.	2.489	%#	9/1/2036	437	470,135
Federal Home Loan Mortgage Corp.	2.508	%#	12/1/2039	867	922,117
Federal Home Loan Mortgage Corp.	2.543	%#	2/1/2037	362	389,402
Federal Home Loan Mortgage Corp.	2.631	%#	12/1/2035	764	821,030
Federal Home Loan Mortgage Corp.	3.099	%#	10/1/2043	3,153	3,261,210
Federal Home Loan Mortgage Corp.	3.16	%#	11/1/2043	3,828	3,999,172
Federal National Mortgage Assoc.	1.90	%#	6/1/2038	780	830,624
Federal National Mortgage Assoc.	2.021	%#	2/1/2036	331	351,313
Federal National Mortgage Assoc.	2.022	%#	10/1/2035	728	773,329
Federal National Mortgage Assoc.	2.023	%#	12/1/2035	635	671,773
Federal National Mortgage Assoc.	2.067	%#	1/1/2036	1,303	1,383,777
Federal National Mortgage Assoc.	2.099	%#	3/1/2039	323	342,928
Federal National Mortgage Assoc.(f)	2.125	%#	11/1/2036	2,437	2,591,908
Federal National Mortgage Assoc.	2.162	%#	8/1/2037	37	39,156
Federal National Mortgage Assoc.	2.187	%#	3/1/2038	675	718,200
Federal National Mortgage Assoc.	2.203	%#	9/1/2038	354	377,325
Federal National Mortgage Assoc.	2.218	%#	1/1/2038	527	561,177
Federal National Mortgage Assoc.	2.227	%#	8/1/2038	176	187,232
Federal National Mortgage Assoc.	2.233	%#	11/1/2038	1,314	1,399,142
Federal National Mortgage Assoc.	2.333	%#	1/1/2038	449	479,471
Federal National Mortgage Assoc.	2.36	%#	3/1/2038	179	193,009
Federal National Mortgage Assoc.	2.468	%#	12/1/2038	196	210,135
Federal National Mortgage Assoc.	2.58%		11/1/2018	498	513,900
Federal National Mortgage Assoc.	2.897	%#	6/1/2042	4,218	4,399,059
Federal National Mortgage Assoc.	2.939	%#	5/1/2042	4,616	4,791,602
Federal National Mortgage Assoc.	3.365	%#	12/1/2040	509	540,253
Federal National Mortgage Assoc.	3.408	%#	12/1/2040	871	926,008
Federal National Mortgage Assoc.	3.453	%#	10/1/2040	348	369,766
Total Government Sponsored Enterprises Pass-Throughs (cost $36,915,255)					37,078,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.08%

Miscellaneous 0.01%

New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	$100	$90,236

Nursing Home 0.06%

New Jersey Econ Dev Auth	2.421%		6/15/2018	500	500,950

Power 0.01%

Guam Pwr Auth	7.50%		10/1/2015	35	35,086
Total Municipal Bonds (cost $628,425)					626,272

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.44%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	277	290,097
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717	%#	6/15/2028	6,387	6,558,529
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717	%#	6/15/2028	350	356,257
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717	%#	6/15/2028	620	626,904
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	2,000	2,117,754
Banc of America Commercial Mortgage Trust 2007-2 AM	5.597	%#	4/10/2049	2,500	2,696,933
Banc of America Commercial Mortgage Trust 2007-3 AM	5.575	%#	6/10/2049	500	539,467
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	747,985
Banc of America Large Loan, Inc. 2006-277A PAD†	4.85	%#	10/10/2045	208	213,335
Banc of America Large Loan, Inc. 2006-277A PAE†	4.894	%#	10/10/2045	233	239,044
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.594	%#	6/24/2050	1,000	1,066,500
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	399,904
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.938	%#	2/15/2051	230	247,361
Barclays Commercial Mortgage Securities Trust 2013-TYSN E†	3.708%		9/5/2032	450	447,268
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR5 F†	5.483%		7/11/2042	1,145	1,226,371
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	595	659,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.71	%#	11/11/2041	$595	$660,367
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.707	%#	6/11/2040	2,000	2,176,292
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.878	%#	6/11/2050	2,000	2,193,040
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	172	186,388
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#	3/10/2033	47,800	1,785,234
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	2,617	2,666,928
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.106	%#	6/15/2031	250	249,893
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.515	%#	6/15/2031	4,500	52,968
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.703	%#	12/10/2049	4,000	4,268,404
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	169,435
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	750	757,302
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	253,750
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.912	%#	1/12/2030	500	505,812
Citigroup Commercial Mortgage Trust 2014-388G B†	1.222	%#	6/15/2033	452	450,877
Citigroup Commercial Mortgage Trust 2014-388G C†	1.572	%#	6/15/2033	250	250,483
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643	%#	6/15/2033	20,000	122,000
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.227	%#	7/10/2047	3,452	72,043
Citigroup Mortgage Loan Trust 2013-2 2A1†	0.278	%#	10/25/2036	605	585,691
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.308	%#	7/25/2036	575	544,764
Citigroup Mortgage Loan Trust 2013-3 1A1†	0.79	%#	7/25/2036	738	711,347
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461	%#	4/15/2047	220	235,389
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	2,000	2,144,440
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.142	%#	7/16/2034	100	108,950
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.142	%#	7/16/2034	950	1,024,851
Commercial Mortgage Pass-Through Certificates 2004-LB2A E	5.357%		3/10/2039	1,100	1,235,409
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	750	847,325
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,101	1,108,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.786	%#	7/10/2046	$100	$115,685
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399	%#	2/10/2029	12,000	294,984
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	21	21,093
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.96	%#	10/15/2045	5,791	589,803
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	806	799,022
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.112	%#	11/17/2026	137	136,659
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.60	%#	11/17/2026	1,519	1,519,298
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.317	%#	11/17/2026	405	405,805
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.167	%#	11/17/2026	1,300	1,306,412
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	500	505,933
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.534	%#	3/10/2046	11,476	914,688
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.734	%#	6/10/2046	19,625	710,485
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	84	82,563
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.315	%#	8/10/2047	3,642	289,632
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.122	%#	7/13/2031	1,500	1,507,399
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	0.224	%#	9/13/2015	3,144	3,842
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.072	%#	6/11/2027	1,115	1,111,663
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.473	%#	6/11/2027	1,000	997,737
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.823	%#	6/11/2027	600	599,434
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.322	%#	6/15/2034	652	651,090
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.922	%#	6/15/2034	521	520,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.572	%#	6/15/2034	$621	$621,545
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.386	%#	6/15/2034	11,400	503,128
Commercial Mortgage Trust 2006-GG7 AM	5.787	%#	7/10/2038	2,475	2,598,619
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	2,000	2,109,836
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	5.971	%#	2/15/2041	1,035	1,134,044
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E	5.736	%#	5/15/2036	500	543,259
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	100	107,910
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.895	%#	9/15/2039	225	244,111
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP IO†	1.686%		4/15/2027	3,250	62,300
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	40,000	2,056,840
DBRR Trust 2013-EZ2 A†	0.853	%#	2/25/2045	82	81,693
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	3,918	3,996,967
DBUBS Mortgage Trust 2011-LC1A A2†	4.528%		11/10/2046	100	108,003
DBUBS Mortgage Trust 2011-LC1A A3†	5.002%		11/10/2046	1,000	1,137,114
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	547	572,054
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	542,581
Del Coronado Trust 2013 HDC A†	0.972	%#	3/15/2026	400	399,878
Del Coronado Trust 2013 HDC B†	1.472	%#	3/15/2026	1,000	999,991
Del Coronado Trust 2013 HDC C†	1.772	%#	3/15/2026	500	499,965
Del Coronado Trust 2013 HDC E†	2.822	%#	3/15/2026	500	499,761
EQTY Mortgage Trust 2014-INNS C†	1.771	%#	5/8/2031	100	99,273
EQTY Mortgage Trust 2014-INNS XCP IO†	1.675	%#	5/8/2031	8,514	29,567
Extended Stay America Trust 2013-ESFL DFL†	3.311	%#	12/5/2031	130	130,153
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,692,286
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,100	1,133,179
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,762	1,808,354
Extended Stay America Trust 2013-ESH7 D7†	5.053	%#	12/5/2031	900	933,873
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.207	%#	10/18/2054	250	252,032
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.374	%#	12/20/2054	337	335,552
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.434	%#	12/20/2054	384	384,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.374	%#	12/20/2054	$557	$554,935
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.374	%#	12/20/2054	335	333,450
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.354	%#	11/10/2045	1,940	225,969
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	1,395	1,441,686
GS Mortgage Securities Corp. II 2013-KING C†	3.436	%#	12/10/2027	1,950	2,000,927
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,795	1,865,833
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	1,400	1,469,183
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	505	535,645
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	529,107
GS Mortgage Securities Trust 2010-C1 D†	6.038	%#	8/10/2043	100	110,643
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	887	907,583
GS Mortgage Securities Trust 2013-GC12 XA IO	1.765	%#	6/10/2046	25,289	2,311,811
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	1,000	996,148
HILT Mortgage Trust 2014-ORL B†	1.372	%#	7/15/2029	100	99,191
HILT Mortgage Trust 2014-ORL C†	1.772	%#	7/15/2029	500	492,997
HILT Mortgage Trust 2014-ORL XCP IO†	1.104	%#	7/15/2029	1,000	9,797
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,990	1,988,993
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	1,000	1,062,888
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	265	282,616
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.694	%#	2/12/2049	385	407,417
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.446	%#	12/5/2027	1,000	1,217,433
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%		11/15/2043	3,000	3,150,786
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%		12/15/2047	582	585,399
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.311	%#	12/15/2047	13,772	954,662
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.891	%#	7/15/2045	7,323	289,814
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.523	%#	4/15/2028	753	752,721
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.323	%#	4/15/2030	900	899,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.673	%#	4/15/2030	$1,650	$1,649,103
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.569	%#	4/15/2046	1,977	169,441
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.073	%#	4/15/2027	115	115,033
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.423	%#	4/15/2027	250	249,898
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	1,217	1,268,234
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.284	%#	4/15/2047	3,558	200,464
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284	%#	4/15/2047	1,000	27,340
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.091	%#	11/15/2047	3,216	219,560
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	2,703	2,800,895
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	535	553,233
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#	6/10/2027	373	379,768
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#	6/10/2027	2,906	48,851
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#	6/10/2027	1,292	4,512
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.273	%#	12/15/2030	500	496,472
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.093	%#	6/15/2029	865	863,492
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.873	%#	6/15/2029	200	199,523
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09	%#	12/15/2015	25,000	17,788
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.64	%#	3/18/2051	1,395	1,491,953
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.784	%#	6/18/2049	372	396,638
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#	11/14/2027	410	416,372
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857	%#	11/14/2027	329	336,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.858	%#	6/15/2038	$3,000	$3,164,426
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	6,000	6,340,458
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	3,443	3,685,041
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	207	207,654
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	3,218	111,093
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	119	116,931
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	100	97,875
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	788	836,575
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.698	%#	4/12/2049	2,256	2,406,432
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.907	%#	6/11/2049	2,267	2,431,832
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.631	%#	3/15/2045	21,005	2,104,299
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	472	469,263
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#	7/13/2029	60,000	444,216
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.796	%#	8/12/2045	5,000	5,376,945
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.408	%#	6/26/2036	133	132,290
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	875	873,527
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.018	%#	8/25/2029	1,180	1,197,544
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.168	%#	8/25/2029	1,250	1,271,875
PFP III Ltd. 2014-1 AS†	1.822	%#	6/14/2031	500	499,306
PFP III Ltd. 2014-1 B†	2.522	%#	6/14/2031	500	499,621
PFP III Ltd. 2014-1 C†	3.072	%#	6/14/2031	1,000	1,000,211
Prima Capital Ltd.	2.214%		5/24/2021	2,736	2,734,297
RAIT Trust 2014-FL2 B†	2.323	%#	5/13/2031	500	494,905
RBSCF Trust 2010-RR3 MSCB†	5.907	%#	6/16/2049	3,010	3,283,301
RBSCF Trust 2010-RR3 WBTB†	5.942	%#	2/16/2051	930	1,000,191
RBSSP Resecuritization Trust 2013-1 3A1†	0.278	%#	1/26/2037	264	254,127
RBSSP Resecuritization Trust 2013-3 1A1	0.33	%#	11/26/2036	768	733,791
RBSSP Resecuritization Trust 2013-3 2A1†	0.328	%#	11/26/2036	656	605,748
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	485	498,073
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%		6/25/2055	1,207	1,219,317
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.223	%#	4/15/2032	450	447,994
RREF LLC 2013-LT3	2.50%		6/20/2028	110	110,148
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	204	201,732
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	324	324,713
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	848	848,878
Starwood Property Mortgage Trust 2013-FV1 C†	2.772	%#	8/11/2028	500	500,634
Starwood Property Mortgage Trust 2013-FV1 D†	3.672	%#	8/11/2028	340	340,452
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	139	139,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%	3/10/2046	$2,900	$2,938,431
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.114%#	3/10/2046	11,695	761,637
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.33%#	4/10/2046	19,609	1,513,430
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%	1/10/2045	205	210,232
Vornado DP LLC Trust 2010-VNO A1†	2.97%	9/13/2028	303	314,868
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.319%#	12/15/2044	500	512,557
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	410	433,691
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	1,233	1,309,618
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.573%#	9/15/2021	504	492,884
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	2,155	2,293,040
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	5,300	5,674,193
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 A2†	0.313%#	6/15/2020	1,738	1,727,635
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 D†	0.473%#	6/15/2020	600	588,209
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	250	252,688
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.006%#	2/15/2027	250	248,140
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%	8/20/2021	136	136,156
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,000	1,016,668
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	950	1,026,602
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	1,350	1,425,528
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	267	268,992
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	456	460,200
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.569%#	6/15/2045	12,466	1,065,342
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	804	813,349
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.453%#	5/15/2045	12,703	1,026,115
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.236%#	5/15/2047	7,026	525,231
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%#	5/15/2047	1,368	69,220
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.609%#	8/15/2047	15,000	820,988
Total Non-Agency Commercial Mortgage-Backed Securities (cost $197,151,255)				194,814,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 3.08%

U.S. Treasury Note	0.375%	3/15/2015	$1,762	$1,762,000
U.S. Treasury Note	2.125%	12/31/2015	22,440	22,794,126
Total U.S. Treasury Obligations (cost $24,549,977)				24,556,126
Total Long-Term Investments (cost $727,976,021)				722,630,082

SHORT-TERM INVESTMENTS 7.79%

COMMERCIAL PAPER 0.62%

Supermarkets

Tesco Treasury Services plc (cost $4,979,931)	Zero Coupon	8/18/2015	5,000	4,908,752

CORPORATE BONDS 1.26%

Automotive 0.19%

Ford Motor Credit Co. LLC	12.00%	5/15/2015	1,500	1,533,753

Banks: Regional 0.05%

Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%	9/18/2015	365	368,309

Computer Hardware 0.03%

Hewlett-Packard Co.	2.35%	3/15/2015	250	250,149

Computer Technology 0.02%

EQT Corp.	5.00%	10/1/2015	123	125,801

Containers 0.04%

Brambles USA, Inc.†	3.95%	4/1/2015	303	303,672

Diversified Materials & Processing 0.03%

Kilroy Realty LP	5.00%	11/3/2015	273	280,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.25%

CenterPoint Energy, Inc.	6.85%	6/1/2015	$600	$609,061
LG&E and KU Energy LLC	2.125%	11/15/2015	550	554,542
Pepco Holdings, Inc.	2.70%	10/1/2015	831	839,439
Total				2,003,042

Leisure 0.06%

Carnival Corp.	1.20%	2/5/2016	450	451,362

Manufacturing 0.12%

Pentair Finance SA (Luxembourg)(a)	1.35%	12/1/2015	1,000	1,002,881

Metals & Minerals: Miscellaneous 0.03%

Glencore Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015	250	251,375

Milling: Fruit & Grain Processing 0.03%

Ingredion, Inc.	3.20%	11/1/2015	250	253,403

Oil 0.13%

Noble Holding International Ltd.(a)	3.45%	8/1/2015	1,017	1,025,451

Oil: Crude Producers 0.03%

Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	200	205,429

Savings & Loan 0.25%

Santander Holdings USA, Inc.	3.00%	9/24/2015	2,000	2,019,110
Total Corporate Bonds (cost $10,078,561)				10,073,821

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.00%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH XCP IO† (cost $0)	Zero Coupon	5/15/2015	6,385	96

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 5.91%

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $47,310,000 of U.S. Treasury Note at 1.625% due 4/30/2019; value: $48,019,650; proceeds: $47,075,416 (cost $47,075,416)	$47,075	$47,075,416
Total Short-Term Investments (cost $62,133,908)		62,058,085
Total Investments in Securities 98.46% (cost $790,109,929)		784,688,167
Cash, Foreign Cash & Other Assets in Excess of Liabilities(g) 1.54%		12,293,846
Net Assets 100.00%		$796,982,013

CHF	Swiss franc.
EUR	euro.
GBP	British pound.
AGM	Assured Guaranty Municipal Corporation
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2015.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Amount represents less than 1,000 shares.
(f)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2015 (See Note 2(e)).
(g)	Cash, Foreign Cash & Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, swaps and the fair value of total return swap as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	5/13/2015	571,250	$646,988	$639,800	$7,188
euro	Sell	Morgan Stanley	5/13/2015	571,250	647,045	639,800	7,245
euro	Sell	Morgan Stanley	5/13/2015	571,250	646,919	639,800	7,119
euro	Sell	Morgan Stanley	5/13/2015	571,250	646,982	639,800	7,182
Swiss franc	Sell	Morgan Stanley	5/19/2015	310,000	333,149	326,172	6,977
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$35,711

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	5/13/2015	595,000	$666,584	$666,400	$(184)
euro	Buy	Goldman Sachs	5/13/2015	475,000	543,033	532,000	(11,033)
British pound	Sell	Bank of America	4/20/2015	30,000	45,498	46,301	(803)
British pound	Sell	Bank of America	4/20/2015	30,000	45,505	46,301	(796)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(12,816)

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2015	862	Long	$188,414,345	$281,328

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2015	118	Short	$(14,075,188)	$(29,708)

Open Consumer Price Index (“CPI”) Swaps at February 28, 2015:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	$20,000,000	$20,250,338	$250,338
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	30,884,875	884,875
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,698,729	698,729
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,175,874	175,874
Barclays Bank plc	CPI Urban Consumer NSA	1.6725%	9/26/2016	30,000,000	30,541,677	541,677
Barclays Bank plc	CPI Urban Consumer NSA	1.4225%	11/28/2016	30,000,000	30,280,541	280,541
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	10,061,908	61,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	1.700%	11/21/2015	$20,000,000	$20,346,035	$346,035
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,047,493	1,047,493
Deutsche Bank AG	CPI Urban Consumer NSA	1.790%	1/2/2016	20,000,000	20,334,920	334,920
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,132,046	132,046
Deutsche Bank AG	CPI Urban Consumer NSA	1.690%	12/12/2015	30,000,000	30,488,385	488,385
Deutsche Bank AG	CPI Urban Consumer NSA	1.506%	10/30/2016	40,000,000	40,469,325	469,325
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,227,151	1,227,151
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	40,809,146	809,146
Goldman Sachs	CPI Urban Consumer NSA	1.795%	1/9/2016	40,000,000	40,665,317	665,317
Goldman Sachs & Co.	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,169,313	169,313
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,335,852	335,852
Morgan Stanley	CPI Urban Consumer NSA	2.7975%	6/28/2043	15,000,000	17,835,882	2,835,882
Morgan Stanley	CPI Urban Consumer NSA	2.5225%	10/31/2023	15,000,000	16,017,208	1,017,208
Morgan Stanley	CPI Urban Consumer NSA	2.415%	7/2/2023	15,000,000	15,874,972	874,972
Unrealized Appreciation on CPI Swaps						$13,646,987

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,168,312	$(831,688)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,800,384	(2,199,616)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	28,308,676	(1,691,324)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,614,614	(385,386)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	37,246,091	(2,753,909)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	$4,000,000	$3,574,339	$(425,661)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,335,798	(664,202)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	38,279,300	(1,720,700)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	28,154,396	(1,845,604)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,880,387	(1,119,613)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,400,922	(1,599,078)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,845,133	(3,154,867)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,005,990	(994,010)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,567,387	(432,613)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,382,554	(2,617,446)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,640,591	(1,359,409)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,777,544	(222,456)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,779,612	(1,220,388)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,595,431	(404,569)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,754,469	(245,531)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	37,688,985	(2,311,015)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,528,491	(471,509)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,750,070	(1,249,930)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,443,715	(556,285)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,566,530	(433,470)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,787,292	(212,708)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,278,229	(721,771)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	$5,000,000	$4,526,500	$(473,500)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	14,041,823	(958,177)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,303,447	(696,553)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,549,548	(450,452)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,826,372	(1,173,628)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,712,388	(1,287,612)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,167,590	(832,410)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,426,886	(573,114)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,702,793	(1,297,207)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,568,892	(1,431,108)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,665,099	(1,334,901)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	27,201,318	(2,798,682)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	27,169,947	(2,830,053)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,133,238	(866,762)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,085,711	(914,289)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,578,251	(2,421,749)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	12,098,145	(2,901,855)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,343,339	(1,656,661)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,866,011	(2,133,989)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,344,911	(655,089)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,665,607	(1,334,393)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,991,714	(2,008,286)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	$15,000,000	$11,782,747	$(3,217,253)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	8,128,087	(1,871,913)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,401,019	(598,981)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,325,047	(674,953)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,181,043	(818,957)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	28,038,705	(1,961,295)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,553,874	(446,126)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,334,631	(1,665,369)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,832,373	(1,167,627)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,601,248	(1,398,752)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	27,173,078	(2,826,922)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,895,478	(1,104,522)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,204,799	(795,201)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,576,399	(423,601)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,166,741	(833,259)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,772,224	(227,776)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,336,315	(663,685)
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	20,000,000	18,827,846	(1,172,154)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,729,215	(1,270,785)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,892,585	(1,107,415)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,321,463	(678,537)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,822,435	(177,565)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,662,333	(1,337,667)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	$10,000,000	$9,284,419	$(715,581)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,154,564	(845,436)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,899,178	(1,100,822)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,709,395	(1,290,605)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,233,392	(1,766,608)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,639,900	(2,360,100)
Unrealized Depreciation on CPI Swaps						$(97,394,695)

Credit Default Swaps on Indexes - Sell Protection at  February 28, 2015(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$274,973	$299,193	$15,588	$14,781	$807
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	458,288	498,655	11,760	10,415	1,345
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	955,677	996,450	34,148	30,598	3,550
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	1,911,353	1,992,900	70,067	62,967	7,100
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	482,707	498,928	37,843	36,771	1,072
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	276,276	299,192	15,593	14,785	808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	$500,000	$460,460	$498,654	$25,988	$24,642	$1,346
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	92,092	99,645	7,464	7,109	355
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	1,374,863	1,495,963	40,556	36,519	4,037
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	191,135	199,290	15,967	15,257	710
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	477,838	498,225	39,930	38,155	1,775
						$314,904	$291,999	$22,905

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $291,999. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Open Total Return Swap at February 28, 2015:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$21,307	51 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$21,307	4/15/2015	$10,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Asset-Backed Securities	$—	$98,886,918	$—	$98,886,918
Corporate Bonds	—	323,748,548	—	323,748,548
Floating Rate Loans(3)
Aerospace/Defense	—	2,585,945	—	2,585,945
Apparel	—	301,571	—	301,571
Banks: Money Center	—	638,872	—	638,872
Consumer Products	—	898,009	—	898,009
Containers	—	212,143	—	212,143
Drugs	—	246,496	—	246,496
Energy Equipment & Services	—	679,654	—	679,654
Food	—	839,314	—	839,314
Gaming	—	3,569,706	—	3,569,706
Health Care	—	7,111,966	—	7,111,966
Health Care Products	—	595,965	—	595,965
Leisure	—	94,100	—	94,100
Media	—	1,739,937	—	1,739,937
Metals & Minerals: Miscellaneous	—	99,907	—	99,907
Services	—	3,311,404	—	3,311,404
Technology	—	2,993,858	—	2,993,858
Telecommunications	—	2,495,469	—	2,495,469
Utilities	—	587,011	1,549,872	2,136,883
Utilities: Miscellaneous	—	361,340	—	361,340
Foreign Bonds	—	942,354	—	942,354
Foreign Government Obligations	—	2,143,940	—	2,143,940
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	18,994,485	—	18,994,485
Government Sponsored Enterprises Pass-Throughs	—	37,078,028	—	37,078,028
Municipal Bonds	—	626,272	—	626,272
Non-Agency Commercial Mortgage-Backed Securities	—	194,814,789	—	194,814,789
U.S. Treasury Obligations	—	24,556,126	—	24,556,126
Commercial Paper	—	4,908,752	—	4,908,752
Repurchase Agreement	—	47,075,416	—	47,075,416
Total	$—	$783,138,295	$1,549,872	$784,688,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2015

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Other Financial Instruments
CPI Swaps
Assets	$—	$13,646,987	$—	$13,646,987
Liabilities	—	(97,394,695)	—	(97,394,695)
Credit Default Swaps
Assets	—	—	—	—
Liabilities	—	(22,905)	—	(22,905)
Forward Foreign Currency Exchange Contracts
Assets	—	35,711	—	35,711
Liabilities	—	(12,816)	—	(12,816)
Futures Contracts
Assets	281,328	—	—	281,328
Liabilities	(29,708)	—	—	(29,708)
Total Return Swap
Assets	—	—	10,183	10,183
Liabilities	—	—	—	—
Total	$251,620	$(83,747,718)	$10,183	$(83,485,915)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2014	$2,183,103	$21,307
Accrued discounts/premiums	(639)	—
Realized gain (loss)	959	—
Change in unrealized appreciation/depreciation	(8,770)	(11,124)
Purchases	99,248	—
Sales	(65,152)	—
Net transfers in or out of Level 3	(658,877)	—
Balance as of February 28, 2015	$1,549,872	$10,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.67%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	9,400,117	$199,658
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	12,278,931	270,628
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	17,189,415	213,321
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	5,770,000	64,393
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	30,187,793	170,561
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	1,025,717	24,627
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	71,074,115	543,006
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	40,992,278	336,547
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	9,372,779	247,066
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	16,651,485	74,266
Total Investments in Underlying Funds (cost $2,028,616,707)		2,144,073

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.28%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $6,030,000 of U.S. Treasury Note at 1.50% due 5/31/2019; value: $6,067,688; proceeds: $5,944,051 (cost $5,944,051)	$5,944	5,944
Total Investments in Securities 99.95% (cost $2,034,560,758)		2,150,017
Other Assets in Excess of Liabilities(k) 0.05%		1,097
Net Assets 100.00%		$2,151,114

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2015

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Goldman Sachs	5/20/2015	4,655,000	$1,600,986	$1,602,630	$1,644
Indian rupee	Buy	Bank of America	5/20/2015	33,537,000	534,105	537,926	3,821
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	7,793,000	2,136,345	2,142,612	6,267
Thai baht	Buy	Morgan Stanley	5/12/2015	52,403,000	1,600,580	1,615,035	14,455
Australian dollar	Sell	Morgan Stanley	5/27/2015	23,336,000	18,333,354	18,148,090	185,264
British pound	Sell	Morgan Stanley	5/27/2015	9,993,000	15,474,691	15,418,762	55,929
British pound	Sell	Morgan Stanley	5/27/2015	1,239,000	1,911,932	1,911,723	209
Canadian dollar	Sell	Morgan Stanley	5/27/2015	3,040,000	2,444,675	2,429,034	15,641
Canadian dollar	Sell	Morgan Stanley	5/27/2015	1,533,000	1,225,305	1,224,904	401
euro	Sell	Bank of America	5/27/2015	1,311,000	1,490,869	1,468,595	22,274
euro	Sell	Morgan Stanley	5/27/2015	18,862,000	21,454,410	21,129,403	325,007
euro	Sell	Morgan Stanley	5/27/2015	2,607,000	2,973,843	2,920,388	53,455
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$684,367

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	5/27/2015	1,881,000	$2,134,220	$2,107,115	$(27,105)
South African rand	Buy	Goldman Sachs	5/20/2015	12,430,000	1,066,479	1,052,266	(14,213)
Turkish lira	Buy	Goldman Sachs	5/20/2015	4,035,000	1,600,808	1,577,073	(23,735)
Australian dollar	Sell	Morgan Stanley	5/27/2015	1,650,000	1,278,390	1,283,183	(4,793)
Australian dollar	Sell	Morgan Stanley	5/27/2015	3,279,000	2,549,402	2,550,034	(632)
British pound	Sell	Bank of America	5/27/2015	623,000	959,456	961,262	(1,806)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(72,284)

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2015	15	Short	$(1,577,100)	$(70,532)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,144,073	$—	$—	$2,144,073
Repurchase Agreement	—	5,944	—	5,944
Total	$2,144,073	$5,944	$—	$2,150,017
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$684	$—	$684
Liabilities	—	(72)	—	(72)
Futures Contracts
Assets	—	—	—	—
Liabilities	(70)	—	—	(70)
Total	$(70)	$612	$—	$542

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2015

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.43%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,600,355	$43,218
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	6,746,834	143,303
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	8,943,266	197,110
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	2,367,832	26,425
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	620,800	14,905
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	40,669,240	310,713
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	30,602,398	251,246
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	7,549,066	198,993
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	5,978,899	26,666
Total Investments in Underlying Funds (cost $1,133,834,357)		1,212,579

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $4,145,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $4,472,364; proceeds: $4,381,023 (cost $4,381,023)	$4,381	4,381
Total Investments in Securities 99.79% (cost $1,138,215,380)		1,216,960
Other Assets in Excess of Liabilities(j) 0.21%		2,611
Net Assets 100.00%		$1,219,571

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2015

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Credit Suisse	5/20/2015	2,682,000	$909,399	$923,363	$13,964
Brazilian real	Buy	Goldman Sachs	5/20/2015	2,656,000	903,017	914,412	11,395
Brazilian real	Buy	Goldman Sachs	5/20/2015	2,632,000	905,219	906,149	930
Brazilian real	Buy	Morgan Stanley	5/20/2015	5,236,000	1,801,108	1,802,658	1,550
Indian rupee	Buy	Bank of America	5/20/2015	18,973,000	301,254	304,323	3,069
Indian rupee	Buy	Bank of America	5/20/2015	18,966,000	302,050	304,210	2,160
Indian rupee	Buy	Morgan Stanley	5/20/2015	37,889,000	600,165	607,731	7,566
Indian rupee	Buy	Morgan Stanley	5/20/2015	18,942,000	302,941	303,825	884
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	8,777,000	2,398,579	2,413,153	14,574
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	4,412,000	1,202,213	1,213,038	10,825
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	4,407,000	1,208,119	1,211,663	3,544
South African rand	Buy	Morgan Stanley	5/20/2015	7,121,000	601,448	602,831	1,383
Thai baht	Buy	Morgan Stanley	5/12/2015	59,130,000	1,799,452	1,822,357	22,905
Thai baht	Buy	Morgan Stanley	5/12/2015	29,555,000	900,518	910,871	10,353
Thai baht	Buy	Morgan Stanley	5/12/2015	29,635,000	905,162	913,336	8,174
Thai baht	Buy	Morgan Stanley	5/12/2015	29,470,000	906,212	908,251	2,039
Australian dollar	Sell	Morgan Stanley	5/27/2015	24,116,000	18,946,142	18,754,686	191,456
British pound	Sell	Morgan Stanley	5/27/2015	700,000	1,080,187	1,080,069	118
British pound	Sell	Morgan Stanley	5/27/2015	10,323,000	15,985,714	15,927,938	57,776
Canadian dollar	Sell	Morgan Stanley	5/27/2015	1,717,000	1,380,759	1,371,925	8,834
Canadian dollar	Sell	Morgan Stanley	5/27/2015	866,000	692,181	691,955	226
euro	Sell	Morgan Stanley	5/27/2015	19,707,000	22,415,548	22,075,981	339,567
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$713,292

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Bank of America	5/27/2015	317,000	$360,492	$355,107	$(5,385)
euro	Buy	Morgan Stanley	5/27/2015	1,081,000	1,211,753	1,210,947	(806)
euro	Buy	Morgan Stanley	5/27/2015	1,064,000	1,207,235	1,191,904	(15,331)
euro	Buy	Morgan Stanley	5/27/2015	631,000	719,791	706,853	(12,938)
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	4,392,000	1,212,098	1,207,539	(4,559)
South African rand	Buy	Goldman Sachs	5/20/2015	7,030,000	603,165	595,127	(8,038)
South African rand	Buy	Morgan Stanley	5/20/2015	14,104,000	1,200,149	1,193,979	(6,170)
South African rand	Buy	Morgan Stanley	5/20/2015	7,077,000	605,721	599,106	(6,615)
Turkish lira	Buy	Citibank	5/20/2015	2,263,000	901,874	884,490	(17,384)
Turkish lira	Buy	Goldman Sachs	5/20/2015	4,487,000	1,799,829	1,753,737	(46,092)
Turkish lira	Buy	Goldman Sachs	5/20/2015	2,282,000	905,339	891,916	(13,423)
Turkish lira	Buy	Morgan Stanley	5/20/2015	2,320,000	908,277	906,768	(1,509)
Australian dollar	Sell	Morgan Stanley	5/27/2015	932,000	722,097	724,804	(2,707)
Australian dollar	Sell	Morgan Stanley	5/27/2015	1,852,000	1,439,918	1,440,275	(357)
British pound	Sell	Bank of America	5/27/2015	352,000	542,100	543,121	(1,021)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(142,335)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,212,579	$—	$—	$1,212,579
Repurchase Agreement	—	4,381	—	4,381
Total	$1,212,579	$4,381	$—	$1,216,960
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$713	$—	$713
Liabilities	—	(142)	—	(142)
Total	$—	$571	$—	$571

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2015

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.72%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	5,405,458	$119,136
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	20,090,402	249,322
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	6,148,562	68,618
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	34,944,793	197,438
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	1,394,352	33,479
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	116,613,400	890,926
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	32,823,995	269,485
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	3,474,265	91,582
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	129,560,334	577,839
Total Investments in Underlying Funds (cost $2,566,949,903)		2,497,825

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.17%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $4,055,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $4,375,256; proceeds: $4,284,913 (cost $4,284,913)	$4,285	4,285
Total Investments in Securities 99.89% (cost $2,571,234,816)		2,502,110
Other Assets in Excess of Liabilities(k) 0.11%		2,677
Net Assets 100.00%		$2,504,787

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2015

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Goldman Sachs	5/20/2015	5,410,000	$1,860,652	$1,862,563	$1,911
Indian rupee	Buy	Bank of America	5/20/2015	38,974,000	620,694	625,134	4,440
Malaysian ringgit	Buy	Morgan Stanley	5/20/2015	9,056,000	2,482,579	2,489,862	7,283
Thai baht	Buy	Morgan Stanley	5/12/2015	60,900,000	1,860,110	1,876,908	16,798
Australian dollar	Sell	Morgan Stanley	5/27/2015	25,474,000	20,013,022	19,810,784	202,238
British pound	Sell	Morgan Stanley	5/27/2015	1,442,000	2,225,186	2,224,943	243
British pound	Sell	Morgan Stanley	5/27/2015	10,899,000	16,877,680	16,816,680	61,000
Canadian dollar	Sell	Morgan Stanley	5/27/2015	1,783,000	1,425,126	1,424,661	465
Canadian dollar	Sell	Morgan Stanley	5/27/2015	3,538,000	2,845,151	2,826,948	18,203
euro	Sell	Bank of America	5/27/2015	1,526,000	1,735,367	1,709,441	25,926
euro	Sell	Morgan Stanley	5/27/2015	20,554,000	23,378,960	23,024,799	354,161
euro	Sell	Morgan Stanley	5/27/2015	3,034,000	3,460,928	3,398,717	62,211
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$754,879

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	5/27/2015	2,186,000	$2,480,278	$2,448,779	$(31,499)
South African rand	Buy	Goldman Sachs	5/20/2015	14,445,000	1,239,363	1,222,847	(16,516)
Turkish lira	Buy	Goldman Sachs	5/20/2015	4,689,000	1,860,270	1,832,688	(27,582)
Australian dollar	Sell	Morgan Stanley	5/27/2015	1,920,000	1,487,582	1,493,158	(5,576)
Australian dollar	Sell	Morgan Stanley	5/27/2015	3,816,000	2,966,915	2,967,651	(736)
British pound	Sell	Bank of America	5/27/2015	724,000	1,115,002	1,117,101	(2,099)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(84,008)

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2015	74	Short	$(7,780,360)	$(347,956)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,497,825	$—	$—	$2,497,825
Repurchase Agreement	—	4,285	—	4,285
Total	$2,497,825	$4,285	$—	$2,502,110
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$755	$—	$755
Liabilities	—	(84)	—	(84)
Futures Contracts
Assets	—	—	—	—
Liabilities	(348)	—	—	(348)
Total	$(348)	$671	$—	$323

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.92%

ASSET-BACKED SECURITIES 13.47%

Automobiles 5.27%

Ally Auto Receivables Trust 2013-2 A3	0.79%	1/15/2018	$18,350	$18,349,064
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	172,635	172,451,316
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	110,180	110,588,933
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	16,991	16,993,178
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	10,073	10,074,822
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	33,944	33,953,112
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	16,424	16,458,720
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,228,906
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	42,900	42,899,979
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	47,375	47,347,215
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	25,400	25,514,887
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	39,213	39,325,749
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	10,950	10,951,637
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	42,000	41,976,732
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	37,630	37,643,980
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	48,645	48,588,766
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	7,858	7,858,098
Capital Auto Receivables Asset Trust 2013-4 A1	0.554%#	3/21/2016	30,283	30,292,511
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%	2/21/2017	42,550	42,547,149
CarFinance Capital Auto Trust 2013-1A A†	1.65%	7/17/2017	651	651,422
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	4,045	4,054,389
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	60,875	60,827,944
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	81,625	81,527,336
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	15,560	15,596,364
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	51,255	51,401,589
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	68,250	68,199,154
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	84,995	84,939,498
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	69,505	69,445,052
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	51,445	51,468,150
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	57,260	57,280,327
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	54,267	54,269,822
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	69,825	69,754,686
Mercedes-Benz Auto Receivables Trust 2014-1 A3	0.87%	10/15/2018	44,930	44,874,669
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	42,340	42,281,253
Nissan Auto Receivables Owner Trust 2013-C A3	0.67%	8/15/2018	55,375	55,302,237
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	140,820	140,871,259
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	39,595	39,591,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2013-5 A3	0.82%		2/15/2018	$39,400	$39,429,077
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	71,215	71,089,056
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	33,835	33,924,680
Total					1,909,824,313

Credit Cards 2.14%

American Express Credit Account Master Trust 2012-3 B	0.673	%#	3/15/2018	17,000	17,000,654
American Express Credit Account Master Trust 2013-1 A	0.593	%#	2/16/2021	16,050	16,100,927
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	56,580	56,836,930
Bank of America Credit Card Trust 2014-A3 A	0.462	%#	1/15/2020	107,885	107,893,361
Barclays Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	36,500	36,499,945
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	59,620	59,825,510
Chase Issuance Trust 2006-A2	5.16%		4/16/2018	26,595	27,736,590
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	54,265	54,335,436
Chase Issuance Trust 2014-A3	0.373	%#	5/15/2018	10,500	10,495,049
Citibank Credit Card Issuance Trust 2013-A4	0.592	%#	7/24/2020	22,930	22,998,595
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	65,360	65,775,690
Discover Card Execution Note Trust 2011-A4	0.523	%#	5/15/2019	38,415	38,496,401
Discover Card Execution Note Trust 2012-B3	0.623	%#	5/15/2018	87,665	87,616,609
Synchrony Credit Card Master Note Trust 2011-2 A	0.653	%#	5/15/2019	106,150	106,317,611
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	15,560	15,526,305
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	45,475	45,462,654
World Financial Network Credit Card Master Trust 2014-A	0.553	%#	12/15/2019	7,550	7,551,884
Total					776,470,151

Home Equity 0.21%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.368	%#	1/25/2036	20,314	19,508,362
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.328	%#	5/25/2036	21,642	19,944,939
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.238	%#	12/25/2036	804	842,845
Home Equity Asset Trust 2006-7 2A2	0.278	%#	1/25/2037	12,027	11,909,597
Home Equity Asset Trust 2006-8 2A2	0.278	%#	3/25/2037	12,403	12,256,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (continued)

Option One Mortgage Loan Trust 2005-1 A4	0.968	%#	2/25/2035	$12,297	$12,090,860
Total					76,552,714

Other 5.85%

AMAC CDO Funding I 2006-1A A1†	0.449	%#	11/23/2050	17,627	17,450,410
AMAC CDO Funding I 2006-1A A2†	0.474	%#	11/23/2050	17,908	17,326,239
AMAC CDO Funding I 2006-1A B†	0.554	%#	11/23/2050	12,500	11,734,375
Apidos CDO III Ltd. 2006-3A A2†	0.69	%#	6/12/2020	11,000	10,903,200
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.474	%#	4/16/2021	30,028	29,698,635
Ares XI CLO Ltd. 2007-11A A1B†	0.512	%#	10/11/2021	46,530	46,062,874
Avenue CLO VI Ltd. 2007-6A A2†	0.607	%#	7/17/2019	11,750	11,652,846
Avery Point IV CLO Ltd. 2014-1A A†	1.776	%#	4/25/2026	5,000	5,010,507
Avery Point V CLO Ltd. 2014-5A A†	1.717	%#	7/17/2026	33,700	33,683,494
BlueMountain CLO Ltd. 2014-3A A1†	1.48	%#	10/15/2026	51,750	51,588,783
Bridgeport CLO Ltd. 2006-1A A1†	0.506	%#	7/21/2020	7,676	7,618,274
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.75	%#	10/15/2026	48,750	48,816,349
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.731	%#	10/23/2026	55,940	55,816,641
Cent CDO Ltd. 2006-12A A†	0.496	%#	11/18/2020	9,566	9,455,197
Cent CDO Ltd. 2007-14A A2B†	0.583	%#	4/15/2021	15,000	14,437,374
Cent CDO XI Ltd. 2006-11A A1†	0.516	%#	4/25/2019	12,314	12,147,648
Cerberus Onshore II CLO LLC 2013-1A A1†	2.253	%#	10/15/2023	40,000	39,969,556
CIFC Funding II Ltd. 2014-2A A1L†	1.743	%#	5/24/2026	72,650	72,680,942
CIT Mortgage Loan Trust 2007-1 2A2†	1.421	%#	10/25/2037	3,432	3,437,540
Cornerstone CLO Ltd. 2007-1A A1S†	0.473	%#	7/15/2021	22,065	21,878,237
Crown Point CLO Ltd. 2012-1A A1LB†	1.761	%#	11/21/2022	5,087	5,091,483
Divcore CLO 2013	4.051%		11/27/2032	2,000	1,940,295
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.503	%#	7/17/2023	85,250	84,706,659
FBR Securitization Trust 2005-4 AV24	0.868	%#	10/25/2035	19,372	17,168,110
Fore CLO Ltd. 2007-1A A2†	0.707	%#	7/20/2019	9,775	9,709,428
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.757	%#	10/19/2025	26,695	26,453,050
Fortress Credit BSL Ltd. 2013-1A A†	1.433	%#	1/19/2025	46,720	46,134,673
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.547	%#	12/20/2020	6,000	5,973,980
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733	%#	10/15/2026	47,125	46,957,570
Gleneagles CLO Ltd. 2005-1A B†	0.805	%#	11/1/2017	29,100	28,771,644
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.537	%#	8/15/2056	28,821	24,786,366
Grayson CLO Ltd. 2006-1A A1A†	0.50	%#	11/1/2021	22,537	22,335,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Harch CLO III Ltd. 2007-1A B†	0.653	%#	4/17/2020	$8,250	$8,145,554
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	64,653	64,174,309
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	5,600	5,596,970
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	19,575	19,237,615
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	19,055	18,882,790
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	49,555	49,189,631
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	78,141	77,569,477
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	51,180	50,552,328
HLSS Servicer Advance Receivables Trust 2014-T2 AT2†	2.217%		1/15/2047	30,000	29,487,885
ING Investment Management CLO II Ltd. 2006-2A A1R†	0.515	%#	8/1/2020	7,557	7,539,098
Jasper CLO Ltd. 2005-1A A†	0.525	%#	8/1/2017	3,252	3,243,802
JFIN CLO Ltd. 2007-1A A2†	0.497	%#	7/20/2021	17,988	17,854,205
JFIN Revolver CLO Ltd. 2013-1A A†	1.507	%#	1/20/2021	40,479	40,517,927
JFIN Revolver CLO Ltd. 2014-2A A2†	1.561	%#	2/20/2022	34,900	34,725,284
KKR Financial CLO Ltd. 2007-1A A†	0.607	%#	5/15/2021	36,713	36,503,041
KKR Financial CLO Ltd. 2007-1A B†	1.007	%#	5/15/2021	8,000	7,799,905
Landmark VII CDO Ltd. 2006-7A A3L†	1.003	%#	7/15/2018	9,500	9,408,807
Legg Mason Real Estate CDO II Corp. 2007-1A A2†	0.491	%#	5/25/2045	6,358	6,270,413
Madison Park Funding IV Ltd. 2007-4A A2†	0.477	%#	3/22/2021	27,811	27,508,062
Meritage Mortgage Loan Trust 2004-2 M3	1.143	%#	1/25/2035	9,765	9,256,079
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.348	%#	1/25/2036	3,055	3,045,420
MT Wilson CLO II Ltd. 2007-2A A2†	0.592	%#	7/11/2020	7,287	7,233,024
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	39,750	39,646,491
Nautique Funding Ltd. 2006-1A A1A†	0.503	%#	4/15/2020	18,218	18,102,552
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	24,300	24,405,158
NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.461	%#	2/1/2041	15,738	15,285,657
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.531	%#	2/1/2041	11,000	9,803,750
Northwoods Capital XI Ltd. 2014-11A A†	1.853	%#	4/15/2025	23,200	23,253,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Oaktree CLO Ltd. 2014-2A A1A†	1.762	%#	10/20/2026	$44,975	$44,938,570
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773	%#	4/15/2026	57,500	57,621,825
Octagon Loan Funding Ltd. 2014-1A A1†	1.706	%#	11/18/2026	35,325	35,289,707
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.471	%#	3/14/2022	15,247	15,083,735
OZLM VIII Ltd. 2014-8A A1A†	1.715	%#	10/17/2026	68,415	68,315,545
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.513	%#	4/15/2020	9,718	9,687,642
Red River CLO Ltd. 1A A†	0.525	%#	7/27/2018	8,776	8,739,498
SLM Private Education Loan Trust 2010-A 2A†	3.423	%#	5/16/2044	48,286	51,080,498
SLM Private Education Loan Trust 2012-A A1†	1.573	%#	8/15/2025	12,042	12,161,642
SLM Private Education Loan Trust 2012-E A1†	0.922	%#	10/16/2023	9,348	9,373,868
SLM Private Education Loan Trust 2013-B A1†	0.822	%#	7/15/2022	38,527	38,596,771
SLM Student Loan Trust 2011-1 A1	0.691	%#	3/25/2026	20,520	20,597,939
Stone Tower CLO V Ltd. 2006-5A A2B†	0.584	%#	7/16/2020	40,500	39,836,780
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.477	%#	4/17/2021	15,428	15,274,203
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.577	%#	4/17/2021	4,411	4,308,239
Venture VIII CDO Ltd. 2007-8A A1A†	0.537	%#	7/22/2021	20,701	20,476,395
Venture XVII CLO Ltd. 2014-17A A†	1.733	%#	7/15/2026	31,000	30,908,820
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	45,250	45,045,298
Westchester CLO Ltd. 2007-1A A1A†	0.48	%#	8/1/2022	30,552	30,297,378
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	20,643	20,442,614
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	8,129	8,088,549
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	10,500	10,496,719
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	18,500	18,471,094
Total					2,120,769,693
Total Asset-Backed Securities (cost $4,875,819,132)					4,883,616,871

CORPORATE BONDS 42.00%

Advertising 0.05%

Alliance Data Systems Corp.†	6.375%		4/1/2020	16,636	17,363,825

Aerospace/Defense 0.07%

Exelis, Inc.	4.25%		10/1/2016	21,333	22,014,696
Litton Industries, Inc.	6.75%		4/15/2018	2,750	3,139,493
Total					25,154,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.08%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	$5,916	$6,196,652
Continental Airlines 1997-1 Class A Pass-Through Trust	7.461%	10/1/2016	381	382,283
US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015	7,816	8,050,579
US Airways Group, Inc.	6.125%	6/1/2018	13,920	14,772,600
Total				29,402,114

Auto Parts: Original Equipment 1.01%

Accuride Corp.	9.50%	8/1/2018	23,506	24,387,475
Continental Rubber of America Corp.†	4.50%	9/15/2019	130,140	135,448,020
Delphi Corp.	6.125%	5/15/2021	94,201	102,693,409
Hertz Corp. (The)	7.50%	10/15/2018	51,623	53,558,862
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	11,875	12,082,813
Schaeffler Holding Finance BV PIK (Netherlands)†(a)	6.875%	8/15/2018	35,335	37,190,087
Total				365,360,666

Automotive 0.09%

Ford Motor Credit Co. LLC	4.207%	4/15/2016	14,514	14,983,266
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%	5/5/2015	3,780	3,813,215
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	13,600	13,996,848
Total				32,793,329

Banks: Money Center 0.98%

1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	13,575	13,676,188
Akbank TAS (Turkey)†(a)	3.875%	10/24/2017	7,850	7,985,962
Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	5,100	5,372,850
Banco Nacional de Costa Rica (Costa Rica)†(a)	4.875%	11/1/2018	19,000	19,190,000
Bank of America Corp.	5.25%	12/1/2015	16,304	16,790,153
Bank of America Corp.	5.42%	3/15/2017	95,402	102,269,990
Bank of America Corp.	5.49%	3/15/2019	48,802	54,185,739
Bank of America Corp.	5.75%	8/15/2016	52,602	55,756,226
BBVA Banco Continental SA (Peru)†(a)	2.25%	7/29/2016	12,655	12,813,188
Export-Import Bank of Korea (South Korea)(a)	1.003%#	1/14/2017	11,250	11,311,031
Export-Import Bank of Korea (South Korea)(a)	1.093%#	9/17/2016	6,100	6,128,481
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	6,675	6,953,621
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	24,500	24,642,173
Santander Bank NA	8.75%	5/30/2018	750	887,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center (continued)

Wilmington Trust Corp.	8.50%	4/2/2018	$10,931	$12,869,963
Zions Bancorporation	5.50%	11/16/2015	3,755	3,807,018
Total				354,639,627

Banks: Regional 4.22%

ABN AMRO Bank NV (Netherlands)(a)	6.25%	9/13/2022	1,200	1,314,000
Associated Banc-Corp.	5.125%	3/28/2016	69,516	72,352,183
Banco de Credito e Inversiones (Chile)†(a)	3.00%	9/13/2017	12,800	13,133,389
Banco del Estado de Chile (Chile)†(a)	2.00%	11/9/2017	34,000	34,186,830
Banco del Estado de Chile COD	2.03%	4/2/2015	7,900	7,900,000
Banco do Brasil SA	3.875%	1/23/2017	14,800	15,133,000
Banco Santander Chile (Chile)†(a)	2.11%#	6/7/2018	24,000	24,540,000
Bangkok Bank PCL (Hong Kong)†(a)	3.30%	10/3/2018	11,000	11,357,863
Bank of America Corp.	5.70%	5/2/2017	36,522	39,536,161
Bank of America Corp.	6.05%	5/16/2016	74,074	78,126,144
Bank of America Corp.	10.20%	7/15/2015	12,006	12,417,530
Bank of America NA	5.30%	3/15/2017	142,095	152,606,051
Bank of America NA	6.10%	6/15/2017	22,452	24,612,983
Bank of Nova Scotia (The) (Canada)†(a)	2.15%	8/3/2016	14,450	14,737,338
CIT Group, Inc.	4.25%	8/15/2017	20,108	20,660,970
CIT Group, Inc.	5.00%	5/15/2017	4,912	5,120,760
Citigroup, Inc.	5.50%	2/15/2017	91,981	98,787,410
Discover Bank	8.70%	11/18/2019	23,473	28,877,400
Export-Import Bank of China (The) (China)†(a)	2.50%	7/31/2019	34,500	34,623,165
Fifth Third Bancorp	5.45%	1/15/2017	5,965	6,402,264
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	15,729,777
Goldman Sachs Group, Inc. (The)	2.263%#	8/24/2016	3,350	3,402,756
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	83,852	90,114,570
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	131,524	147,566,508
ING Bank NV (Netherlands)†(a)	5.125%	5/1/2015	8,350	8,407,515
Korea Development Bank (The) (South Korea)(a)	0.882%#	1/22/2017	23,100	23,099,492
Korea Exchange Bank (South Korea)†(a)	2.50%	6/12/2019	9,500	9,551,310
Lloyds Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	16,250	19,104,719
Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017	28,800	28,730,390
Macquarie Bank Ltd. (Australia)†(a)	5.00%	2/22/2017	6,055	6,471,402
Magyar Export-Import Bank Zrt (Hungary)†(a)	4.00%	1/30/2020	6,800	6,987,000
Morgan Stanley	3.00%	8/30/2015	2,250	2,272,847
Morgan Stanley	3.00%	8/31/2015	3,622	3,626,528
Morgan Stanley	3.80%	4/29/2016	3,535	3,643,026
Morgan Stanley	5.95%	12/28/2017	57,075	63,511,005
Morgan Stanley	6.625%	4/1/2018	32,286	36,750,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

National City Corp.	6.875%	5/15/2019	$22,043	$25,987,441
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018	15,100	16,610,000
PNC Funding Corp.	5.625%	2/1/2017	6,960	7,498,224
Popular, Inc.	7.00%	7/1/2019	7,515	7,590,150
Regions Bank	7.50%	5/15/2018	539	624,276
Regions Financial Corp.	5.75%	6/15/2015	5,930	6,006,805
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%	9/18/2015	17,582	17,741,381
Royal Bank of Scotland NV (Netherlands)(a)	4.65%	6/4/2018	12,068	12,661,504
Royal Bank of Scotland plc (The) (United Kingdom)(a)	4.375%	3/16/2016	33,523	34,711,692
Royal Bank of Scotland plc (The) (United Kingdom)(a)	9.50%	3/16/2022	74,145	84,025,637
Standard Chartered Bank (United Kingdom)†(a)	6.40%	9/26/2017	39,371	43,467,710
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	16,900	17,308,524
Synovus Financial Corp.	7.875%	2/15/2019	24,158	27,147,552
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	6/4/2019	9,500	9,582,650
Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%	7/19/2017	19,500	20,158,320
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%	4/15/2018	6,700	6,623,968
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%	4/24/2017	19,700	20,488,000
Valley National Bank	5.00%	7/15/2015	3,569	3,614,280
Vnesheconombank via VEB Finance plc (Ireland)†(a)	4.224%	11/21/2018	5,000	4,100,000
Total				1,531,343,134

Biotechnology Research & Production 0.18%

STHI Holding Corp.†	8.00%	3/15/2018	61,735	64,435,906

Broadcasting 0.01%

Cox Communications, Inc.†	9.375%	1/15/2019	3,875	4,888,661

Brokers 0.64%

Jefferies Group LLC	3.875%	11/9/2015	24,535	24,937,619
Jefferies Group LLC	5.125%	4/13/2018	20,290	21,471,101
Jefferies Group LLC	5.50%	3/15/2016	9,315	9,621,091
Jefferies Group LLC	8.50%	7/15/2019	101,569	121,810,686
Raymond James Financial, Inc.	8.60%	8/15/2019	44,206	54,898,503
Total				232,739,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.30%

Ainsworth Lumber Co., Ltd. (Canada)†(a)	7.50%	12/15/2017	$35,450	$37,133,875
Cemex SAB de CV (Mexico)†(a)	5.003%#	10/15/2018	12,000	12,570,000
Cemex SAB de CV (Mexico)†(a)	9.00%	1/11/2018	11,966	12,564,300
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	6,225	3,486,000
Martin Marietta Materials, Inc.	1.357%#	6/30/2017	14,000	13,934,550
Martin Marietta Materials, Inc.	6.60%	4/15/2018	17,287	19,575,816
Owens Corning	6.50%	12/1/2016	221	238,233
Owens Corning	9.00%	6/15/2019	6,772	8,181,775
Total				107,684,549

Business Services 0.39%

Expedia, Inc.	7.456%	8/15/2018	46,996	54,409,948
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	60,998	62,591,573
Korea Expressway Corp. (South Korea)†(a)	1.625%	4/28/2017	4,800	4,797,072
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	19,595	19,937,912
Total				141,736,505

Cable Services 0.05%

Time Warner Cable, Inc.	8.75%	2/14/2019	13,453	16,635,294

Chemicals 1.13%

Incitec Pivot Ltd. (Australia)†(a)	4.00%	12/7/2015	1,717	1,745,495
Ineos Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	59,750	63,633,750
Ineos Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	61,422	65,736,896
LyondellBasell Industries NV	5.00%	4/15/2019	19,174	21,174,960
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	46,229	47,391,336
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	9,975	10,261,781
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	81,270	87,771,600
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	92,450	96,425,350
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	13,245	15,769,775
Total				409,910,943

Coal 0.38%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	45,462	46,371,240
CONSOL Energy, Inc.	8.25%	4/1/2020	34,396	35,986,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal (continued)

Penn Virginia Corp.	7.25%	4/15/2019	$57,884	$55,496,285
Total				137,854,340

Communications & Media 0.26%

Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	91,912	94,669,360

Computer Hardware 0.15%

DynCorp International, Inc.	10.375%	7/1/2017	45,204	41,248,650
Seagate HDD Cayman	6.875%	5/1/2020	14,220	14,824,350
Total				56,073,000

Computer Software 0.61%

Aspect Software, Inc.	10.625%	5/15/2017	40,310	36,984,425
First Data Corp.	11.75%	8/15/2021	20,341	23,798,970
First Data Corp.	12.625%	1/15/2021	54,905	65,748,737
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	27,191	29,128,359
SRA International, Inc.	11.00%	10/1/2019	22,329	24,226,965
SunGard Data Systems, Inc.	7.375%	11/15/2018	37,338	38,924,865
SunGard Data Systems, Inc.	7.625%	11/15/2020	1,365	1,465,669
Total				220,277,990

Consumer Products 0.21%

Avon Products, Inc.	2.375%	3/15/2016	34,015	34,185,075
Avon Products, Inc.	4.60%	3/15/2020	46,107	43,148,314
Total				77,333,389

Containers 0.35%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	2,915	2,973,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	10,156	10,568,587
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	84,480	87,542,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	6,342	6,674,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers (continued)

Tekni-Plex, Inc.†	9.75%	6/1/2019	$16,877	$18,395,930
Total				126,155,172

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	4,400	4,499,000

Data Product, Equipment & Communications 0.05%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	17,229	18,279,332

Diversified 0.24%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	86,628	85,328,580

Drugs 0.81%

Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	74,031	75,557,889
Hospira, Inc.	6.05%	3/30/2017	29,327	32,150,809
Mylan, Inc.†	7.875%	7/15/2020	162,219	171,618,942
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	13,489	14,230,895
Total				293,558,535

Electric: Power 0.83%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	11,296	12,123,590
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	8,916	10,991,752
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	42,831	43,729,380
Entergy Corp.	3.625%	9/15/2015	8,425	8,537,297
Entergy Corp.	4.70%	1/15/2017	54,297	57,391,875
Exelon Generation Co. LLC	2.95%	1/15/2020	33,119	33,456,052
Metropolitan Edison Co.	7.70%	1/15/2019	10,431	12,461,269
Pennsylvania Electric Co.	6.05%	9/1/2017	2,074	2,301,599
Pepco Holdings, Inc.	2.70%	10/1/2015	10,024	10,125,794
PPL WEM Holdings Ltd. (United Kingdom)†(a)	3.90%	5/1/2016	79,010	81,396,813
Red Oak Power LLC	8.54%	11/30/2019	17,748	18,990,513
RJS Power Holdings LLC†	5.125%	7/15/2019	10,850	10,741,500
Total				302,247,434

Electrical Equipment 0.01%

STATS ChipPAC Ltd. (Singapore)†(a)	4.50%	3/20/2018	3,000	2,992,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.16%

Jabil Circuit, Inc.	7.75%	7/15/2016	$27,319	$29,504,520
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	27,242,600
Total				56,747,120

Electronics: Semi-Conductors/Components 0.30%

Freescale Semiconductor, Inc.	10.75%	8/1/2020	14,041	15,313,465
KLA-Tencor Corp.	2.375%	11/1/2017	33,975	34,481,024
KLA-Tencor Corp.	3.375%	11/1/2019	58,284	60,514,529
Total				110,309,018

Energy Equipment & Services 0.86%

Cameron International Corp.	1.15%	12/15/2016	1,000	989,980
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	112,945	122,186,951
Energy Transfer Partners LP	9.00%	4/15/2019	92,653	113,068,996
Energy Transfer Partners LP	9.70%	3/15/2019	51,882	65,004,047
Greenko Dutch BV (Netherlands)†(a)	8.00%	8/1/2019	9,600	9,192,000
Total				310,441,974

Engineering & Contracting Services 0.06%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,293	22,228,095

Entertainment 0.91%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	124,645	129,942,412
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	10,129	10,559,483
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	525	551,906
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	61,747	63,480,547
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	30,000	31,950,000
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	21,932	24,234,860
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	11,013	12,169,365
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	25,933,500
Vail Resorts, Inc.	6.50%	5/1/2019	21,530	22,270,094
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,540,000
WMG Holdings Corp.	13.75%	10/1/2019	6,022	6,624,200
Total				329,256,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.74%

Air Lease Corp.	4.50%	1/15/2016	$27,832	$28,579,985
Air Lease Corp.	5.625%	4/1/2017	253,109	271,459,402
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.875%	9/25/2017	10,000	9,971,600
Banco Bradesco SA†	4.50%	1/12/2017	9,100	9,532,250
Banco de Credito del Peru (Peru)†(a)	2.75%	1/9/2018	10,593	10,672,448
Bank of America Corp.	7.75%	8/15/2015	11,535	11,904,697
Bank of America Corp.	7.80%	9/15/2016	62,259	68,143,098
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	6,026	6,474,678
Capital One NA	1.65%	2/5/2018	24,600	24,580,591
Countrywide Financial Corp.	6.25%	5/15/2016	19,602	20,714,590
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	14,025	14,208,826
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	34,357	35,511,876
Fidelity National Financial, Inc.	6.60%	5/15/2017	26,492	29,009,217
Graton Economic Development Authority†	9.625%	9/1/2019	29,015	32,206,650
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,823	9,131,805
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	12,475	10,853,250
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	30,111	34,326,540
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020	21,622	24,561,360
Macquarie Group Ltd. (Australia)†(a)	7.625%	8/13/2019	6,526	7,864,065
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	61,991	63,695,601
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	4,435	4,479,350
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	49,100	52,537,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	29,337	30,657,165
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	39,853	41,746,017
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	19,653	20,565,093
Utility Contract Funding LLC†	7.944%	10/1/2016	18,719	19,639,072
Western Union Co. (The)	1.262%#	8/21/2015	28,950	29,028,310
Western Union Co. (The)	2.875%	12/10/2017	45,708	46,861,121
Western Union Co. (The)	3.35%	5/22/2019	24,500	25,259,475
Total				994,175,132

Financial: Miscellaneous 0.29%

Kayne Anderson MLP Investment Co.	1.495%#	8/19/2016	89,850	89,815,408
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	14,700	16,079,066
Total				105,894,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 1.04%

Big Heart Pet Brands	7.625%	2/15/2019	$64,810	$66,219,618
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	15,066	15,630,975
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	4,820	5,398,400
Southern States Cooperative, Inc.†	10.00%	8/15/2021	13,000	12,285,000
Tesco plc (United Kingdom)†(a)	2.70%	1/5/2017	800	803,338
Tesco plc (United Kingdom)†(a)	5.50%	11/15/2017	106,915	114,955,436
Tesco plc (United Kingdom)(a)	5.50%	11/15/2017	676	727,909
US Foods, Inc.	8.50%	6/30/2019	129,787	136,438,584
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	24,300	24,000,211
Total				376,459,471

Gaming 0.45%

CCM Merger, Inc.†	9.125%	5/1/2019	33,335	36,418,487
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	10,334	10,773,195
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	60,294	60,595,470
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	25,225	26,833,094
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	25,877	27,429,620
Total				162,049,866

Health Care 0.20%

Perrigo Co. plc (Ireland)(a)	1.30%	11/8/2016	1,000	998,780
Perrigo Co. plc (Ireland)(a)	2.30%	11/8/2018	15,360	15,523,399
Zoetis, Inc.	1.15%	2/1/2016	27,070	27,106,301
Zoetis, Inc.	1.875%	2/1/2018	29,643	29,640,599
Total				73,269,079

Health Care Products 1.08%

Biomet, Inc.	6.50%	8/1/2020	54,624	58,447,680
Biomet, Inc.	6.50%	10/1/2020	74,611	79,180,924
Boston Scientific Corp.	6.00%	1/15/2020	19,745	22,637,682
CareFusion Corp.	6.375%	8/1/2019	7,110	8,270,914
Forest Laboratories, Inc.†	4.375%	2/1/2019	155,776	165,838,039
Immucor, Inc.	11.125%	8/15/2019	46,364	49,899,255
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	473	525,030
Life Technologies Corp.	3.50%	1/15/2016	1,000	1,021,516
Life Technologies Corp.	6.00%	3/1/2020	3,354	3,858,384
Total				389,679,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 1.70%

Capella Healthcare, Inc.	9.25%	7/1/2017	$18,170	$18,930,869
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	8,545	9,164,513
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	53,654	56,772,639
Emdeon, Inc.	11.00%	12/31/2019	25,049	27,585,211
Gentiva Health Services, Inc.	11.50%	9/1/2018	6,618	7,023,353
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	59,776	62,391,200
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	209,019	221,560,140
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	124,798	130,458,837
Senior Housing Properties Trust	3.25%	5/1/2019	15,022	15,234,591
Senior Housing Properties Trust	4.30%	1/15/2016	16,885	17,206,355
Senior Housing Properties Trust	6.75%	4/15/2020	43,603	49,645,547
Total				615,973,255

Hospital Management 0.07%

HealthSouth Corp.	8.125%	2/15/2020	21,296	22,307,560
United Surgical Partners International, Inc.	9.00%	4/1/2020	2,965	3,194,787
Total				25,502,347

Industrial Products 0.03%

PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	9,185	10,172,084

Insurance 0.42%

CNO Financial Group, Inc.†	6.375%	10/1/2020	12,532	13,346,580
Kemper Corp.	6.00%	11/30/2015	20,840	21,599,410
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	31,238	31,921,456
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	1,262	1,313,202
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	35,194	36,178,411
Willis North America, Inc.	6.20%	3/28/2017	45,321	48,640,854
Total				152,999,913

Investment Management Companies 0.34%

Grupo Aval Ltd.†	5.25%	2/1/2017	8,000	8,417,400
Lazard Group LLC	6.85%	6/15/2017	49,327	54,944,803
Leucadia National Corp.	8.125%	9/15/2015	57,202	59,277,288
Total				122,639,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.46%

Aviation Capital Group Corp.†	3.875%	9/27/2016	$42,635	$43,674,995
Aviation Capital Group Corp.†	4.625%	1/31/2018	45,897	48,001,974
Aviation Capital Group Corp.†	7.125%	10/15/2020	11,892	13,720,871
International Lease Finance Corp.†	7.125%	9/1/2018	54,980	62,677,200
Total				168,075,040

Leisure 0.07%

Central Garden & Pet Co.	8.25%	3/1/2018	26,065	26,781,787

Lodging 1.41%

Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	12,339	12,153,915
Host Hotels & Resorts LP	5.875%	6/15/2019	171,131	178,193,063
Host Hotels & Resorts LP	6.00%	11/1/2020	217,543	230,180,508
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,825	4,417,562
Marina District Finance Co., Inc.	9.875%	8/15/2018	42,275	44,758,656
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	40,436	42,154,530
Total				511,858,234

Machinery: Agricultural 0.39%

Lorillard Tobacco Co.	6.875%	5/1/2020	65,779	78,307,137
Lorillard Tobacco Co.	8.125%	6/23/2019	43,996	53,728,443
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	11,802	11,093,880
Total				143,129,460

Machinery: Industrial/Specialty 0.03%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,750	11,045,625

Machinery: Oil Well Equipment & Services 0.06%

National Oilwell Varco, Inc.	6.125%	8/15/2015	20,320	20,330,363

Media 0.33%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	1,050	1,106,438
Gannett Co., Inc.	7.125%	9/1/2018	18,747	19,473,446
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	15,783	17,341,571
Sirius XM Radio, Inc.†	5.25%	8/15/2022	14,262	15,260,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Videotron Ltd. (Canada)(a)	6.375%	12/15/2015	$1,448	$1,453,430
Videotron Ltd. (Canada)(a)	9.125%	4/15/2018	1,476	1,520,280
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	59,222	62,923,375
Total				119,078,880

Merchandising 0.06%

Kemet Corp.	10.50%	5/1/2018	20,900	21,527,000

Metal Fabricating 0.15%

Edgen Murray Corp.†	8.75%	11/1/2020	32,644	35,785,985
Glencore Canada Corp. (Canada)(a)	5.50%	6/15/2017	7,605	8,173,443
Glencore Canada Corp. (Canada)(a)	6.00%	10/15/2015	11,061	11,382,278
Total				55,341,706

Metals & Minerals: Miscellaneous 0.85%

Anglo American Capital plc (United Kingdom)†(a)	1.203%#	4/15/2016	11,250	11,246,490
AngloGold Ashanti Holdings plc (Isle Of Man)(a)	8.50%	7/30/2020	6,361	7,036,220
Barrick Gold Corp. (Canada)(a)	2.90%	5/30/2016	1,808	1,823,272
Barrick Gold Corp. (Canada)(a)	6.95%	4/1/2019	9,650	11,198,256
Glencore Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015	71,906	72,301,339
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	49,100	50,745,488
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	27,133	28,150,488
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	77,312	78,052,726
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	44,894	46,633,643
Total				307,187,922

Miscellaneous 0.06%

Majapahit Holding BV (Netherlands)†(a)	7.75%	10/17/2016	8,215	8,954,350
NextEra Energy Capital Holdings, Inc.	7.875%	12/15/2015	11,250	11,869,200
Total				20,823,550

Natural Gas 0.34%

Bill Barrett Corp.	7.625%	10/1/2019	3,169	3,117,504
Kinder Morgan, Inc.	7.00%	6/15/2017	44,646	49,637,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Kinder Morgan, Inc.	7.25%	6/1/2018	$52,520	$60,013,606
SourceGas LLC†	5.90%	4/1/2017	3,180	3,409,240
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,965	3,104,877
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	4,425	4,930,255
Total				124,212,905

Oil 2.60%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	8,300	3,353,200
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	11,300	4,621,700
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	17,250	7,377,825
Alliance Oil Co., Ltd. (Russia)†(a)	9.875%	3/11/2015	3,000	2,175,000
Antero Resources Finance Corp.	6.00%	12/1/2020	8,336	8,565,240
BP Capital Markets plc (United Kingdom)(a)	0.608%#	2/10/2017	39,490	39,546,076
BP Capital Markets plc (United Kingdom)(a)	1.674%	2/13/2018	14,696	14,753,373
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	19,546	16,125,450
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	28,636	31,247,918
Chaparral Energy, Inc.	8.25%	9/1/2021	18,815	14,675,700
Chaparral Energy, Inc.	9.875%	10/1/2020	31,305	25,670,100
CNPC General Capital Ltd. (China)†(a)	1.157%#	5/14/2017	27,800	27,854,988
CNPC General Capital Ltd. (China)†(a)	1.45%	4/16/2016	16,600	16,614,973
CNPC General Capital Ltd. (China)†(a)	2.75%	4/19/2017	9,800	9,975,979
Concho Resources, Inc.	6.50%	1/15/2022	2,464	2,630,320
Continental Resources, Inc.	7.125%	4/1/2021	103,099	108,382,824
Continental Resources, Inc.	7.375%	10/1/2020	85,836	90,664,275
DCP Midstream LLC†	9.75%	3/15/2019	35,977	39,896,334
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	2.803%	12/30/2016	10,000	10,000,610
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	31,436	16,818,260
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	1,300	1,403,875
Harvest Operations Corp. (Canada)†(a)	2.125%	5/14/2018	4,800	4,828,483
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	12,360	12,916,200
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	34,831	38,227,022
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	28,599	29,957,452
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	46,335	47,725,050
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	34,867	35,390,005
Kodiak Oil & Gas Corp.	5.50%	2/1/2022	22,783	23,124,745
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	54,024	56,590,140
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	15,374	14,951,215
Noble Holding International Ltd.	3.45%	8/1/2015	13,450	13,561,770
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	9,427	10,715,530
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	3,250	1,482,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	$5,000	$3,308,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	6,254	6,503,640
Rosneft Finance SA (Luxembourg)†(a)	7.875%	3/13/2018	10,100	9,826,290
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%	3/6/2017	22,300	20,385,991
Seadrill Ltd.†	6.125%	9/15/2017	5,000	4,393,750
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	19,101	19,912,793
Seventy Seven Operating LLC	6.625%	11/15/2019	29,950	24,184,625
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,588,854
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	19,500	19,715,339
Sinopec Group Overseas Development 2014 Ltd.†	1.032%#	4/10/2017	37,800	37,740,049
Whiting Petroleum Corp.	6.50%	10/1/2018	805	823,113
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	2,850	3,501,393
Total				941,707,957

Oil: Crude Producers 1.88%

Access Midstream Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	176,793	185,287,727
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%	8/7/2018	4,800	4,968,000
Anadarko Petroleum Corp.	8.70%	3/15/2019	1,480	1,809,045
Cimarex Energy Co.	5.875%	5/1/2022	9,562	10,183,530
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	38,916	40,715,865
Enbridge Energy Partners LP	5.20%	3/15/2020	11,550	12,663,351
Enbridge Energy Partners LP	6.50%	4/15/2018	3,525	3,949,526
Enbridge Energy Partners LP	9.875%	3/1/2019	46,537	58,439,210
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	85,409	97,579,783
EPL Oil & Gas, Inc.	8.25%	2/15/2018	8,376	6,051,660
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	1,000	1,193,800
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	21,031	21,819,663
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	12,760	13,106,396
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	423	438,414
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	31,457	34,366,773
OGX Austria GmbH (Austria)†(a)(b)	8.50%	6/1/2018	31,150	236,740
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	28,798	31,893,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Regency Energy Partners LP/Regency Energy Finance Corp.†	8.375%	6/1/2019	$26,507	$28,097,420
Sabine Oil & Gas Corp.	7.25%	6/15/2019	27,646	9,313,246
Sabine Pass LNG LP	6.50%	11/1/2020	16,300	16,911,250
Southern Natural Gas Co. LLC†	5.90%	4/1/2017	4,400	4,754,160
Southwestern Energy Co.	3.30%	1/23/2018	13,837	14,039,698
Southwestern Energy Co.	4.05%	1/23/2020	34,592	35,478,212
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	2,900	3,016,371
Sunoco, Inc.	5.75%	1/15/2017	12,908	13,832,342
W&T Offshore, Inc.	8.50%	6/15/2019	42,864	29,790,480
Total				679,936,447

Oil: Integrated Domestic 1.33%

Buckeye Partners LP	4.875%	2/1/2021	8,650	9,196,645
Buckeye Partners LP	6.05%	1/15/2018	8,670	9,544,543
Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	37,541	39,230,345
Colorado Interstate Gas Co. LLC	6.80%	11/15/2015	49,238	51,207,323
El Paso Pipeline Partners Operating Co. LLC	4.10%	11/15/2015	10,915	11,150,600
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	48,250	55,531,408
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%	11/15/2020	31,206	33,136,715
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	59,641	62,921,255
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	29,591	31,292,483
Korea National Oil Corp. (South Korea)†(a)	2.75%	1/23/2019	10,000	10,198,160
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	30,455	30,903,145
Newfield Exploration Co.	6.875%	2/1/2020	82,103	84,771,348
Rowan Cos., Inc.	7.875%	8/1/2019	30,676	34,221,195
Texas Gas Transmission LLC	4.60%	6/1/2015	17,542	17,677,266
Total				480,982,431

Oil: Integrated International 0.89%

Petrobras Global Finance BV (Netherlands)(a)	1.881%#	5/20/2016	24,300	23,145,750
Petrobras Global Finance BV (Netherlands)(a)	2.393%#	1/15/2019	45,740	39,107,700
Petrobras Global Finance BV (Netherlands)(a)	2.603%#	3/17/2017	74,878	68,326,175
Petrobras Global Finance BV (Netherlands)(a)	3.50%	2/6/2017	3,955	3,721,655
Petrobras Global Finance BV (Netherlands)(a)	3.875%	1/27/2016	14,450	14,235,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)

Petroleos Mexicanos (Mexico)(a)	2.277%#	7/18/2018	$14,600	$15,012,888
Transocean, Inc.	6.375%	12/15/2021	51,463	45,475,692
Weatherford International Ltd.	9.625%	3/1/2019	101,124	114,310,266
Total				323,335,977

Paper & Forest Products 0.33%

Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	37,586	39,371,335
Exopack Holding Corp.†	10.00%	6/1/2018	48,575	51,489,500
Mercer International, Inc. (Canada)†(a)	7.00%	12/1/2019	26,900	28,177,750
Total				119,038,585

Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	9,700	9,573,357

Publishing 0.00%

21st Century Fox America, Inc.	7.60%	10/11/2015	1,118	1,162,585

Radio & TV Broadcasters 0.00%

Sky plc (United Kingdom)†(a)	9.50%	11/15/2018	1,389	1,728,695

Real Estate Investment Trusts 1.53%

American Tower Corp.	7.25%	5/15/2019	53,915	62,920,584
ARC Properties Operating Partnership LP	2.00%	2/6/2017	59,135	57,661,711
ARC Properties Operating Partnership LP	3.00%	2/6/2019	101,339	97,088,640
Boston Properties LP	5.625%	11/15/2020	781	902,215
DDR Corp.	7.50%	7/15/2018	1,880	2,194,310
DDR Corp.	9.625%	3/15/2016	5,940	6,446,991
Digital Realty Trust LP	4.50%	7/15/2015	14,444	14,504,087
Digital Realty Trust LP	5.875%	2/1/2020	77,543	87,438,805
EPR Properties	7.75%	7/15/2020	55,974	67,702,288
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	4,935	5,743,846
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	4,623	5,213,057
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	18,080	19,721,140
Hospitality Properties Trust	6.30%	6/15/2016	22,135	22,981,309
Hospitality Properties Trust	6.70%	1/15/2018	4,560	5,026,730
Iron Mountain, Inc.	8.375%	8/15/2021	17,334	18,101,029
Kilroy Realty LP	4.80%	7/15/2018	21,148	22,762,988
Liberty Property LP	5.125%	3/2/2015	2,245	2,245,000
Potlatch Corp.	6.95%	12/15/2015	1,500	1,569,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Reckson Operating Partnership LP	6.00%	3/31/2016	$6,716	$7,028,751
SL Green Realty Corp.	5.00%	8/15/2018	11,525	12,383,566
SL Green Realty Corp.	7.75%	3/15/2020	27,629	33,133,084
UDR, Inc.	5.25%	1/15/2016	624	645,933
Total				553,415,439

Restaurants 0.26%

Darden Restaurants, Inc.	6.45%	10/15/2017	83,936	93,301,243

Retail 1.20%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	11,601	12,297,060
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	71,738	63,488,130
DBP Holding Corp.†	7.75%	10/15/2020	16,625	15,295,000
Dollar General Corp.	4.125%	7/15/2017	24,574	25,797,515
Family Tree Escrow LLC†	5.25%	3/1/2020	4,923	5,169,150
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	18,532	19,041,630
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	45,084	44,971,290
Party City Holdings, Inc.	8.875%	8/1/2020	25,646	28,146,485
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	23,322	24,079,965
QVC, Inc.†	7.375%	10/15/2020	188,669	197,159,105
Total				435,445,330

Retail: Specialty 0.07%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	25,704	26,989,200

Savings & Loan 0.44%

Amsouth Bank	5.20%	4/1/2015	47,494	47,669,728
Santander Holdings USA, Inc.	3.00%	9/24/2015	72,486	73,178,604
Santander Holdings USA, Inc.	4.625%	4/19/2016	35,488	36,825,223
Total				157,673,555

Security Services 0.08%

Smith & Wesson Holding Corp.†	5.00%	7/15/2018	2,100	2,059,323
Smith & Wesson Holding Corp.†	5.875%	6/15/2017	24,700	25,132,250
Total				27,191,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.40%

Allegheny Technologies, Inc.	9.375%	6/1/2019	$51,656	$62,306,227
Glencore Funding LLC†	1.421%#	5/27/2016	27,700	27,809,886
Glencore Funding LLC†	1.613%#	1/15/2019	4,400	4,379,483
Glencore Funding LLC†	1.70%	5/27/2016	36,440	36,584,412
GTL Trade Finance, Inc.†	7.25%	10/20/2017	676	738,530
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/11/2016	14,390	14,959,844
Total				146,778,382

Technology 0.60%

Alibaba Group Holding Ltd. (China)†(a)	1.625%	11/28/2017	38,570	38,576,364
Alibaba Group Holding Ltd. (China)†(a)	2.50%	11/28/2019	63,412	63,060,888
Baidu, Inc. (China)(a)	2.25%	11/28/2017	18,800	18,910,431
Baidu, Inc. (China)(a)	2.75%	6/9/2019	14,800	14,845,258
Baidu, Inc. (China)(a)	3.25%	8/6/2018	14,500	14,956,242
Fiserv, Inc.	6.80%	11/20/2017	11,450	12,950,168
Tencent Holdings Ltd. (China)†(a)	2.00%	5/2/2017	14,800	14,837,518
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	25,350	26,059,217
Tencent Holdings Ltd. (China)†(a)	4.625%	12/12/2016	13,100	13,761,773
Total				217,957,859

Telecommunications 1.24%

Altice Financing SA (Luxembourg)†(a)	7.875%	12/15/2019	18,028	19,244,890
AT&T, Inc.	1.60%	2/15/2017	21,190	21,249,332
AT&T, Inc.	2.40%	8/15/2016	21,994	22,360,816
AT&T, Inc.	2.95%	5/15/2016	25,997	26,550,450
Block Communications, Inc.†	7.25%	2/1/2020	18,453	19,191,120
Cincinnati Bell, Inc.	8.75%	3/15/2018	48,882	50,055,168
Claro SA (Brazil)(a)	7.50%	1/27/2020	26,663	27,609,536
Consolidated Communications, Inc.	10.875%	6/1/2020	51,381	58,124,756
Embarq Corp.	7.082%	6/1/2016	7,899	8,448,968
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019	49,565	51,485,644
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	10/15/2020	18,800	19,599,000
Level 3 Communications, Inc.	8.875%	6/1/2019	24,315	25,865,081
Qwest Corp.	7.625%	6/15/2015	500	508,021
Sable International Finance Ltd.†	8.75%	2/1/2020	26,880	29,164,800
Turk Telekomunikasyon AS (Turkey)†(a)	3.75%	6/19/2019	26,650	26,799,906
UPCB Finance III Ltd.†	6.625%	7/1/2020	18,825	19,742,719
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	13,400	13,774,798
VimpelCom Holdings BV (Netherlands)†(a)	5.20%	2/13/2019	4,800	4,234,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Windstream Corp.	8.125%	9/1/2018	$4,575	$4,786,594
Total				448,796,159

Telephone-Long Distance 0.05%

America Movil SAB de CV (Mexico)(a)	1.241%#	9/12/2016	19,400	19,553,920

Textile Products 0.17%

Mohawk Industries, Inc.	6.125%	1/15/2016	12,310	12,840,733
Polymer Group, Inc.	7.75%	2/1/2019	46,312	48,396,040
Total				61,236,773

Tobacco 0.07%

Reynolds American, Inc.	6.75%	6/15/2017	2,074	2,306,576
Reynolds American, Inc.	7.75%	6/1/2018	20,319	23,704,207
Total				26,010,783

Transportation: Miscellaneous 0.33%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	29,765	31,402,075
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	24,966	25,244,995
Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%	5/11/2016	12,700	13,287,375
Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875%	1/15/2017	37,970	39,298,950
Transnet SOC Ltd. (South Africa)†(a)	4.50%	2/10/2016	9,600	9,843,610
Total				119,077,005

Truckers 0.08%

Con-way, Inc.	7.25%	1/15/2018	25,232	28,586,115

Utilities 0.22%

Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	55,120	56,081,624
Public Service Co. of New Mexico	7.95%	5/15/2018	19,955	23,443,513
Total				79,525,137

Utilities: Electrical 0.11%

Israel Electric Corp. Ltd. (Israel)†(a)	6.70%	2/10/2017	16,600	17,886,500
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	4,500	5,141,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities: Electrical (continued)

Jersey Central Power & Light Co.	5.625%	5/1/2016		$8,750	$9,171,715
Jersey Central Power & Light Co.	7.35%	2/1/2019		300	354,377
SCANA Corp.	6.25%	4/1/2020		6,080	6,970,526
Total					39,524,368

Wholesale 0.12%

Interline Brands, Inc. PIK	10.00%	11/15/2018		40,594	42,826,670
Total Corporate Bonds (cost $15,350,879,947)					15,221,901,501

FLOATING RATE LOANS(c) 5.26%

Aerospace/Defense 0.46%

Alliant Techsystems, Inc. Term Loan A	2.172%	11/1/2018		30,411	30,347,704
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020		26,971	27,032,751
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021		95,105	95,263,350
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020		16,014	16,026,844
Total					168,670,649

Apparel 0.04%

PVH Corp. Tranche B Term Loan	3.25%	2/13/2020		13,066	13,157,020

Banks: Money Center 0.07%

Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018		27,582	26,474,003

Chemicals 0.03%

Celanese US Holdings LLC Dollar Term Loan C3	2.421%	10/31/2018		12,764	12,821,912

Consumer Products 0.08%

Hanesbrands, Inc. Initial New EUR Term Loan(d)	3.50%	8/27/2021	EUR	25,153	28,341,077

Containers 0.03%

Owens-Brockway Glass Container, Inc. Tranche B Term Loan	1.921%	5/19/2016		$9,305	9,305,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.06%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	$12,646	$11,937,604
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	1,824	1,405,167
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	5,735	3,560,071
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,322	5,692,855
Total				22,595,697

Food 0.27%

Aramark Corp. Term Loan E	3.25%	9/7/2019	49,206	49,199,896
Big Heart Pet Brands Initial Term Loan	3.50%	3/9/2020	44,471	44,461,884
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	4,213	4,300,080
Total				97,961,860

Gaming 0.64%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	125,130	125,312,605
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	107,836	107,903,579
Total				233,216,184

Health Care 1.17%

Actavis, Inc. 3 Year Term Loan	1.672%	10/1/2016	5,094	5,083,989
Actavis, Inc. 5 Year Term Loan A	1.797%	8/1/2018	7,919	7,904,437
Actavis, Inc. Term Loan A1	1.922%	10/31/2017	5,126	5,119,280
Amgen, Inc. Term Loan	1.255%	9/18/2018	70,732	70,643,807
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	5,464	5,505,295
Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018	10,996	10,978,613
Express Scripts Holding Co. Term Loan	1.922%	8/29/2016	20,530	20,495,990
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.63%	10/30/2017	47,999	48,019,390
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.211%	8/7/2019	98,578	98,762,469
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(a)	3.50%	3/19/2021	13,383	13,381,150
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.25%	3/19/2021	63,402	63,188,213
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	7,415	7,415,000
Thermo Fisher Scientific, Inc. Committed Term Loan	1.641%	1/31/2017	67,101	67,058,619
Total				423,556,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.11%

Biomet, Inc. Dollar Term Loan B2	3.671%	7/25/2017	$40,639	$40,656,002

Leisure 0.01%

ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,963	2,823,011

Media 0.63%

AMC Networks, Inc. Term Loan A	1.921%	12/16/2019	135,894	135,112,140
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	40,277	40,212,610
CSC Holdings LLC Term Loan B	2.672%	4/17/2020	44,198	44,096,769
Quebecor Media, Inc. Facility Tranche B1 Term Loan (Canada)(a)	3.25%	8/17/2020	9,941	9,760,441
Total				229,181,960

Metals & Minerals: Miscellaneous 0.04%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	13,770	13,757,125

Services 0.36%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	12,637	12,640,918
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	37,237	36,864,756
Kasima LLC Term Loan	3.25%	5/17/2021	69,278	69,191,609
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	12,877	12,683,428
Total				131,380,711

Technology 0.49%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	113,725	114,016,521
Sensata Technologies B.V. Term Loan	3.25%	5/12/2019	24,863	24,963,193
Sensata Technologies B.V. Third Amendment Term Loan (Netherlands)(a)	3.50%	10/14/2021	36,903	37,132,969
Total				176,112,683

Telecommunications 0.47%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	122,814	123,303,315
American Tower Corp. Term Loan A	1.43%	1/3/2019	47,125	47,007,188
Total				170,310,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities 0.30%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		$25,515	$25,897,357
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020		15,299	15,528,853
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		9,241	9,287,704
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		17,295	17,100,431
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016		22,533	22,688,077
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		17,256	17,342,169
Total					107,844,591
Total Floating Rate Loans (cost $1,917,241,944)					1,908,166,597

FOREIGN BONDS(d) 0.07%

France 0.01%

Europcar Groupe SA†	9.375%	4/15/2018	EUR	2,625	3,085,586

Italy 0.00%

Zobele Holding SpA†	7.875%	2/1/2018	EUR	200	227,608

Luxembourg 0.02%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	7,820	8,653,800

United Kingdom 0.04%

Old Mutual plc	7.125%	10/19/2016	GBP	2,174	3,641,858
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	9,176	10,474,594
Total					14,116,452
Total Foreign Bonds (cost $29,755,446)					26,083,446

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.33%

Argentina 0.03%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	8,464,500
Provincia de Neuquen†	7.875%	4/26/2021		2,504	2,479,158
Total					10,943,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Brazil 0.02%

Federal Republic of Brazil	8.00%	1/15/2018	$7,767		$8,407,417

Dominican Republic 0.03%

Dominican Republic†	9.04%	1/23/2018	9,102		9,921,538

Gabon 0.00%

Republic of Gabon†	6.375%	12/12/2024	—	(e)	252

Ghana 0.05%

Republic of Ghana†	8.50%	10/4/2017	16,925		17,699,319

Indonesia 0.05%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	5,800		6,119,000
Republic of Indonesia†	6.875%	1/17/2018	11,823		13,419,105
Total					19,538,105

Mexico 0.01%

United Mexican States	6.625%	3/3/2015	4,950		4,950,000

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	5,800		5,408,500

Peru 0.05%

Republic of Peru	7.125%	3/30/2019	10,000		12,000,000
Republic of Peru	8.375%	5/3/2016	3,900		4,231,500
Total					16,231,500

Philippines 0.02%

Republic of Philippines	8.875%	3/17/2015	5,845		5,874,225

Poland 0.04%

Republic of Poland	5.00%	10/19/2015	15,000		15,458,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
South Africa 0.01%

ZAR Sovereign Capital Fund†	3.903%		6/24/2020	$3,800	$3,899,750
Total Foreign Government Obligations (cost $116,941,173)					118,332,514

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.96%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533	%#	10/25/2030	47,674	51,226,619
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.162	%#	9/25/2044	4,165	4,316,042
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.027	%#	11/25/2044	6,835	7,216,102
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	6,970	7,291,404
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759	%#	2/25/2045	6,800	6,949,308
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741	%#	4/25/2045	30,375	31,814,213
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741	%#	4/25/2045	8,343	8,506,614
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.819	%#	6/25/2047	11,400	11,926,902
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562	%#	8/25/2045	16,534	17,202,618
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562	%#	8/25/2045	20,300	20,469,891
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.188	%#	3/25/2045	5,000	5,088,580
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.368	%#	5/25/2045	12,100	12,410,093
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165	%#	4/25/2046	34,895	35,447,737
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009	%#	10/25/2047	37,094	37,490,553
Federal Home Loan Mortgage Corp. K503 X1 IO	0.63	%#	8/25/2019	301,192	6,311,771
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	13,657	13,657,044
Government National Mortgage Assoc. 2013-171 IO	1.141	%#	6/16/2054	58,765	5,118,433
Government National Mortgage Assoc. 2013-193 IO	1.12	%#	1/16/2055	135,659	11,611,148
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	62,138	63,109,848
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048	27,244	28,159,655
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	22,106	22,172,965
Government National Mortgage Assoc. 2014-143 A	3.05	%#	2/16/2048	4,867	4,930,415
Government National Mortgage Assoc. 2014-15 IO	1.059	%#	8/16/2054	73,927	5,803,418
Government National Mortgage Assoc. 2014-164 AK	2.90	%#	3/16/2055	19,634	20,122,886
Government National Mortgage Assoc. 2014-172 A	3.05%		1/16/2049	14,744	15,183,987
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	49,870	50,334,816
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	18,166	18,290,181
Government National Mortgage Assoc. 2014-64 IO	1.308	%#	12/16/2054	75,445	6,916,982
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	9,523	9,641,967
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	15,809	15,888,736
Government National Mortgage Assoc. 2014-78 IO	1.001	%#	3/16/2056	82,692	6,214,342
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	49,500	50,260,345
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	48,947	49,966,092
Government National Mortgage Assoc. MO 1	1.00	%#	12/1/2044	49,411	49,893,528
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $705,964,992)					710,945,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.25%

Federal Home Loan Mortgage Corp.	2.155	%#	6/1/2043	$54,474	$55,485,578
Federal Home Loan Mortgage Corp.	2.202	%#	6/1/2038	10,322	10,958,781
Federal Home Loan Mortgage Corp.	2.251	%#	12/1/2037	12,842	13,687,624
Federal Home Loan Mortgage Corp.	2.267	%#	11/1/2038	46,854	49,920,695
Federal Home Loan Mortgage Corp.	2.271	%#	2/1/2038	13,088	13,956,482
Federal Home Loan Mortgage Corp.	2.274	%#	12/1/2035	9,338	9,941,161
Federal Home Loan Mortgage Corp.	2.279	%#	4/1/2037	24,264	25,765,997
Federal Home Loan Mortgage Corp.	2.299	%#	7/1/2034	33,583	35,731,869
Federal Home Loan Mortgage Corp.	2.309	%#	12/1/2036	36,624	39,224,388
Federal Home Loan Mortgage Corp.	2.314	%#	9/1/2037	10,883	11,624,801
Federal Home Loan Mortgage Corp.	2.321	%#	10/1/2038	15,910	17,020,728
Federal Home Loan Mortgage Corp.	2.331	%#	2/1/2035	76,208	81,072,210
Federal Home Loan Mortgage Corp.	2.349	%#	5/1/2037	16,219	17,324,331
Federal Home Loan Mortgage Corp.	2.353	%#	10/1/2039	27,417	29,142,149
Federal Home Loan Mortgage Corp.	2.356	%#	6/1/2041	10,287	11,023,631
Federal Home Loan Mortgage Corp.	2.359	%#	3/1/2038 - 6/1/2038	20,537	21,891,896
Federal Home Loan Mortgage Corp.	2.37%		10/1/2035	10,349	11,037,493
Federal Home Loan Mortgage Corp.	2.373	%#	5/1/2036	14,128	15,053,749
Federal Home Loan Mortgage Corp.	2.425	%#	9/1/2035	11,956	12,773,957
Federal Home Loan Mortgage Corp.	2.489	%#	9/1/2036	32,900	35,370,704
Federal Home Loan Mortgage Corp.	2.508	%#	12/1/2039	23,810	25,318,098
Federal Home Loan Mortgage Corp.	2.543	%#	2/1/2037	14,739	15,836,556
Federal Home Loan Mortgage Corp.	2.631	%#	12/1/2035	11,946	12,843,611
Federal Home Loan Mortgage Corp.	3.099	%#	10/1/2043	11,095	11,474,537
Federal Home Loan Mortgage Corp.	3.16	%#	11/1/2043	10,420	10,887,067
Federal National Mortgage Assoc.	1.90	%#	6/1/2038	9,733	10,366,336
Federal National Mortgage Assoc.	1.922	%#	7/1/2035	44,262	46,617,704
Federal National Mortgage Assoc.	2.021	%#	2/1/2036	19,890	21,080,347
Federal National Mortgage Assoc.	2.022	%#	10/1/2035	36,665	38,958,000
Federal National Mortgage Assoc.	2.023	%#	12/1/2035	37,175	39,302,401
Federal National Mortgage Assoc.	2.067	%#	1/1/2036	70,737	75,119,793
Federal National Mortgage Assoc.	2.099	%#	3/1/2039	16,445	17,444,132
Federal National Mortgage Assoc.	2.10	%#	8/1/2034	27,363	29,158,945
Federal National Mortgage Assoc.(f)	2.125	%#	11/1/2036	15,330	16,305,075
Federal National Mortgage Assoc.	2.162	%#	8/1/2037	19,822	21,080,992
Federal National Mortgage Assoc.	2.187	%#	3/1/2038	22,202	23,624,800
Federal National Mortgage Assoc.	2.194	%#	4/1/2038	48,080	51,075,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.198	%#	9/1/2036 - 4/1/2038	$42,810	$45,435,902
Federal National Mortgage Assoc.	2.203	%#	9/1/2038	14,583	15,539,349
Federal National Mortgage Assoc.	2.216	%#	12/1/2036	14,030	14,913,577
Federal National Mortgage Assoc.	2.218	%#	1/1/2038	12,525	13,327,835
Federal National Mortgage Assoc.	2.227	%#	8/1/2038	13,024	13,865,978
Federal National Mortgage Assoc.	2.233	%#	11/1/2038	41,103	43,774,914
Federal National Mortgage Assoc.	2.289	%#	10/1/2036	24,224	25,799,219
Federal National Mortgage Assoc.	2.333	%#	1/1/2038	12,139	12,967,810
Federal National Mortgage Assoc.	2.347	%#	11/1/2038	23,663	25,250,481
Federal National Mortgage Assoc.	2.36	%#	3/1/2038	13,222	14,238,677
Federal National Mortgage Assoc.	2.37	%#	10/1/2036	15,070	16,110,347
Federal National Mortgage Assoc.	2.377	%#	7/1/2040	18,705	20,058,487
Federal National Mortgage Assoc.	2.468	%#	12/1/2038	11,741	12,597,302
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,184	15,673,943
Federal National Mortgage Assoc.	2.897	%#	6/1/2042	27,164	28,332,701
Federal National Mortgage Assoc.	2.939	%#	5/1/2042	53,463	55,490,869
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	21,651,077
Federal National Mortgage Assoc.	3.365	%#	12/1/2040	22,275	23,662,866
Federal National Mortgage Assoc.	3.408	%#	12/1/2040	39,463	41,951,241
Federal National Mortgage Assoc.	3.453	%#	10/1/2040	14,740	15,643,547
Federal National Mortgage Assoc.	3.704	%#	1/1/2042	37,061	39,096,871
Federal National Mortgage Assoc.	3.723	%#	1/1/2041	24,160	25,475,056
Federal National Mortgage Assoc.	4.182	%#	7/1/2040	11,122	11,743,108
Federal National Mortgage Assoc.	5.50%		1/1/2035	2,320	2,620,493
Total Government Sponsored Enterprises Pass-Throughs (cost $1,532,942,389)					1,539,723,529

MUNICIPAL BONDS 0.15%

Miscellaneous 0.02%

San Luis Opispo Cnty CA	7.45%		9/1/2019	6,450	7,742,580

Nursing Home 0.10%

New Jersey Econ Dev Auth	1.096%		6/15/2016	4,260	4,255,996
New Jersey Econ Dev Auth	1.348%		3/1/2017	1,900	1,888,828
New Jersey Econ Dev Auth	1.802%		6/15/2017	2,450	2,465,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Nursing Home (continued)

New Jersey Econ Dev Auth	2.421%		6/15/2018	$19,795	$19,832,610
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	2,055	1,854,350
New Jersey Econ Dev Auth (NPFGC)	Zero Coupon		2/15/2017	4,900	4,754,862
Total					35,051,885

Power 0.03%

Guam Pwr Auth	7.50%		10/1/2015	9,040	9,062,329

Transportation 0.00%

New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	1,000	986,170
Total Municipal Bonds (cost $52,867,338)					52,842,964

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 26.12%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	16,061	16,820,218
Aventura Mall Trust 2013-AVM A†	3.743	%#	12/5/2032	37,628	40,407,712
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717	%#	6/15/2028	208,496	214,095,369
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717	%#	6/15/2028	11,450	11,654,686
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717	%#	6/15/2028	23,040	23,296,550
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	7,896	8,115,424
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	134,485	142,403,073
Banc of America Commercial Mortgage Trust 2007-2 AM	5.597	%#	4/10/2049	114,093	123,079,981
Banc of America Commercial Mortgage Trust 2007-3 AM	5.575	%#	6/10/2049	45,215	48,784,023
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	23,414	25,019,030
Banc of America Large Loan Trust 2009-FDG B†	7.031%		1/25/2042	7,500	8,143,436
Banc of America Large Loan Trust 2009-FDG C†	7.524%		1/25/2042	24,000	26,208,564
Banc of America Large Loan, Inc. 2006-277A PAD†	4.85	%#	10/10/2045	7,883	8,084,840
Banc of America Large Loan, Inc. 2006-277A PAE†	4.894	%#	10/10/2045	8,858	9,087,412
Banc of America Large Loan, Inc. 2006-277A PAH†	5.428	%#	10/10/2045	2,391	2,461,361
Banc of America Large Loan, Inc. 2006-277A PAJ†	5.873	%#	10/10/2045	3,763	3,881,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 KCA†	4.919	%#	9/10/2047	$10,500	$10,710,819
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.594	%#	6/24/2050	25,851	27,570,148
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.038	%#	12/24/2049	7,504	8,136,245
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	23,312	24,579,562
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.938	%#	2/15/2051	9,770	10,507,454
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.648	%#	2/17/2051	10,000	10,681,000
Barclays Commercial Mortgage Securities Trust 2013-TYSN E†	3.708%		9/5/2032	5,375	5,342,366
BCAP LLC Trust 2013-RR3 4A1†	0.328	%#	11/26/2036	9,758	9,393,567
BCAP LLC Trust 2014-RR1 5A1†	0.318	%#	5/26/2037	11,568	11,442,881
BCRR Trust 2009-1 1A2†	5.796	%#	8/17/2045	21,298	22,500,549
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,574,871
Bear Stearns Commercial Mortgage Securities Trust 2006-PW14 AAB	5.171%		12/11/2038	2,734	2,784,220
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.707	%#	6/11/2040	29,308	31,891,357
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.878	%#	6/11/2050	7,154	7,844,504
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	6,096	6,604,164
Boca Hotel Portfolio Trust 2013-BOCA D†	3.223	%#	8/15/2026	26,640	26,639,933
Boca Hotel Portfolio Trust 2013-BOCA E†	3.923	%#	8/15/2026	30,000	30,044,010
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#	3/10/2033	103,040	3,848,338
Carefree Portfolio Trust 2014-CARE A†	1.492	%#	11/15/2019	71,100	71,086,669
Carefree Portfolio Trust 2014-CARE B†	2.022	%#	11/15/2019	19,350	19,463,420
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	22,341	22,764,138
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.106	%#	6/15/2031	17,208	17,200,601
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.515	%#	6/15/2031	267,750	3,151,605
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.713	%#	12/10/2049	147,470	157,364,851
Citigroup Commercial Mortgage Trust 2007-FL3A C†	0.383	%#	4/15/2022	1,212	1,207,317
Citigroup Commercial Mortgage Trust 2007-FL3A D†	0.423	%#	4/15/2022	835	832,003
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.473	%#	4/15/2022	5,579	5,543,366
Citigroup Commercial Mortgage Trust 2007-FL3A F†	0.523	%#	4/15/2022	7,425	7,360,106
Citigroup Commercial Mortgage Trust 2007-FL3A G†	0.573	%#	4/15/2022	5,953	5,872,322
Citigroup Commercial Mortgage Trust 2007-FL3A J†	0.59	%#	4/15/2022	831	811,740
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,196,279
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	14,137,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.166	%#	9/10/2045	$218,445	$2,670,703
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	59,680	60,261,044
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.889	%#	4/10/2046	711,711	60,291,187
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	20,203,596
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	7,100	7,206,496
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	8,600	8,699,971
Citigroup Commercial Mortgage Trust 2014-388G B†	1.222	%#	6/15/2033	25,448	25,384,774
Citigroup Commercial Mortgage Trust 2014-388G C†	1.572	%#	6/15/2033	16,250	16,281,411
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643	%#	6/15/2033	753,631	4,597,149
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.327	%#	5/10/2047	274,227	24,166,704
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.227	%#	7/10/2047	120,131	2,507,134
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.454	%#	2/10/2048	128,975	13,701,143
Citigroup Mortgage Loan Trust 2013-2 2A1†	0.278	%#	10/25/2036	19,210	18,591,589
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.308	%#	7/25/2036	11,740	11,129,519
Citigroup Mortgage Loan Trust 2013-3 1A1†	0.79	%#	7/25/2036	11,093	10,691,550
Citigroup Mortgage Loan Trust 2013-A A†	3.00%		5/25/2042	9,925	10,051,233
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	2,263	2,280,147
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	19,780	21,163,651
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	84,035	90,104,008
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.142	%#	7/16/2034	4,936	5,377,792
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.142	%#	7/16/2034	4,200	4,530,922
Commercial Mortgage Pass-Through Certificates 2004-LB2A E	5.357%		3/10/2039	2,185	2,453,972
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	23,040	24,588,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	$11,440	$12,406,039
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	43,747	44,049,160
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.728	%#	7/10/2046	3,711	4,293,054
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%		12/11/2049	4,900	5,131,728
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	105,787	108,058,086
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399	%#	2/10/2029	525,000	12,905,550
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	95	94,497
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.96	%#	10/15/2045	275,065	28,013,397
Commercial Mortgage Pass-Through Certificates 2012-CR5 XA IO	1.892	%#	12/10/2045	35,007	3,253,787
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.417	%#	12/10/2044	88,314	10,042,507
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	34,979	34,670,377
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.112	%#	11/17/2026	3,606	3,607,411
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.60	%#	11/17/2026	30,343	30,348,947
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.317	%#	11/17/2026	22,003	22,046,753
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.167	%#	11/17/2026	23,700	23,816,900
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	25,000	25,955,700
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	136,710	138,603,980
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	55,515	56,173,373
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.537	%#	3/10/2046	339,959	27,095,741
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	36,000	36,586,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.736	%#	6/10/2046	$612,161	$22,162,066
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	72,383	72,996,084
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	21,741	21,390,287
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.771	%#	6/8/2030	14,775	14,778,450
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.171	%#	6/8/2030	29,195	29,230,924
Commercial Mortgage Pass-Through Certificates 2013-THL D†	2.821	%#	6/8/2030	13,437	13,451,337
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256	%#	3/10/2031	265,903	5,772,355
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.315	%#	8/10/2047	118,209	9,401,654
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.027	%#	12/10/2047	140,793	9,814,934
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.122	%#	7/13/2031	16,487	16,568,322
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	0.224	%#	9/13/2015	108,495	132,581
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.072	%#	6/11/2027	37,635	37,522,377
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.473	%#	6/11/2027	20,050	20,004,627
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.823	%#	6/11/2027	16,297	16,281,624
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.036	%#	10/10/2047	159,579	9,613,435
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.322	%#	6/15/2034	23,836	23,802,749
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.922	%#	6/15/2034	19,069	19,037,117
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.572	%#	6/15/2034	29,459	29,484,865
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.386	%#	6/15/2034	418,428	18,466,892
Commercial Mortgage Pass-Through Certificates 2014-TWC A†	1.022	%#	2/13/2032	14,070	14,044,780
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,401,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.112	%#	9/10/2047	$269,575	$18,320,286
Commercial Mortgage Trust 2006-GG7 AM	5.787	%#	7/10/2038	78,860	82,798,563
Commercial Mortgage Trust 2007-GG9 A2	5.381%		3/10/2039	9,347	9,380,113
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	78,007	82,291,216
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	33,500	35,429,160
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	5.971	%#	2/15/2041	31,550	34,569,161
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E	5.736	%#	5/15/2036	925	1,005,029
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	2,600	2,805,655
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.895	%#	9/15/2039	11,500	12,476,764
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.698	%#	4/12/2049	8,965	8,980,705
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.774	%#	12/16/2049	21,825	23,244,155
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.278	%#	2/27/2037	9,126	8,222,211
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.668	%#	6/26/2036	10,293	10,641,743
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.323	%#	8/26/2037	7,369	7,264,036
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00	%#	7/27/2036	5,493	5,353,016
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP IO†	1.686	%#	4/15/2027	93,798	1,798,051
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.482	%#	11/22/2046	117,826	110,756,471
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	1.972	%#	9/15/2038	16,200	16,137,805
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	115,519	5,940,100
DBRR Trust 2013-EZ2 A†	0.853%		2/25/2045	2,866	2,864,471
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,103,347
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	96,821	98,777,268
DBUBS Mortgage Trust 2011-LC1A A2†	4.528%		11/10/2046	3,900	4,212,131
DBUBS Mortgage Trust 2011-LC1A A3†	5.002%		11/10/2046	5,795	6,589,576
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	24,048	25,143,128
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	16,023	16,440,311
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	2,700	2,929,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Del Coronado Trust 2013 HDC A†	0.972	%#	3/15/2026	$9,200	$9,197,194
Del Coronado Trust 2013 HDC B†	1.472	%#	3/15/2026	21,300	21,299,808
Del Coronado Trust 2013 HDC C†	1.772	%#	3/15/2026	12,500	12,499,119
Del Coronado Trust 2013 HDC E†	2.822	%#	3/15/2026	10,500	10,494,981
EQTY Mortgage Trust 2014-INNS C†	1.771	%#	5/8/2031	4,150	4,119,830
EQTY Mortgage Trust 2014-INNS XCP IO†	1.674	%#	5/8/2031	353,332	1,227,051
Extended Stay America Trust 2013-ESFL BFL†	1.271	%#	12/5/2031	7,500	7,490,861
Extended Stay America Trust 2013-ESFL CFL†	1.671	%#	12/5/2031	10,825	10,826,294
Extended Stay America Trust 2013-ESFL DFL†	3.311	%#	12/5/2031	4,870	4,875,749
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	24,189,739
Extended Stay America Trust 2013-ESH7 A17†	2.295%		12/5/2031	12,000	11,910,000
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	47,600	49,035,759
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	63,963	65,645,707
Extended Stay America Trust 2013-ESH7 D7†	5.053	%#	12/5/2031	25,115	26,060,253
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.207	%#	10/18/2054	18,150	18,297,487
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.374	%#	12/20/2054	15,093	15,025,349
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.434	%#	12/20/2054	6,154	6,159,262
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.374	%#	12/20/2054	4,749	4,727,389
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.374	%#	12/20/2054	4,796	4,774,068
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.356	%#	11/10/2045	120,767	14,065,436
GS Mortgage Securities Corp. II 2012-GCJ9 XB IO†	0.403	%#	11/10/2045	93,111	2,555,338
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	23,271	23,674,728
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	19,505	20,157,764
GS Mortgage Securities Corp. II 2013-KING C†	3.435	%#	12/10/2027	17,800	18,264,874
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	6,680	6,885,617
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	35,200	36,589,045
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,750	14,429,477
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,516,020
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,801,509
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	57,344	60,823,806
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	15,553	16,458,410
GS Mortgage Securities Trust 2010-C1 D†	6.039	%#	8/10/2043	2,209	2,443,870
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	43,018	44,017,753
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.116	%#	1/10/2045	323,330	33,785,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2012-GCJ7 A2	2.318%	5/10/2045	$20,000	$20,441,360
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	20,479	20,034,433
GS Mortgage Securities Trust 2013-GC12 A2	2.011%	6/10/2046	99,161	100,111,855
GS Mortgage Securities Trust 2013-GC12 XA IO	1.767%#	6/10/2046	588,541	53,802,655
GS Mortgage Securities Trust 2013-GC14 A1	1.217%	8/10/2046	190	190,491
GS Mortgage Securities Trust 2014-GC20 A2	3.002%	4/10/2047	19,244	19,991,052
GS Mortgage Securities Trust 2014-GC26 XA IO	1.115%#	11/10/2047	106,600	8,454,015
H/2 Asset Funding 2014-1 Ltd.	2.101%	3/19/2037	96,180	95,809,524
HILT Mortgage Trust 2014-ORL A†	1.072%#	7/15/2029	9,508	9,455,449
HILT Mortgage Trust 2014-ORL B†	1.372%#	7/15/2029	7,600	7,538,486
HILT Mortgage Trust 2014-ORL C†	1.772%#	7/15/2029	9,550	9,416,247
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%#	7/15/2029	7,557	74,033
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	60,121	60,092,991
Jefferies	2.90%	3/16/2057	48,796	49,329,706
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	6/12/2047	23,675	25,163,862
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%	6/12/2047	16,735	17,847,451
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.698%#	2/12/2049	13,134	13,898,734
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.446%#	12/5/2027	4,730	5,758,456
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	9,835	10,442,803
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%	11/15/2043	7,625	8,008,248
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	11/15/2043	1,500	1,671,250
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR A1†	3.30%	8/5/2032	9,139	9,458,198
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%	11/13/2044	62,878	65,031,383
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%	11/13/2044	4,125	4,352,009
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%	12/15/2047	38,318	38,541,796
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 A1	0.73%	12/15/2047	74	73,984
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.311%#	12/15/2047	426,923	29,594,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	$95,054	$97,304,166
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.891	%#	7/15/2045	215,970	8,547,764
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	40,500	41,761,737
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.523	%#	4/15/2028	12,508	12,506,757
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.323	%#	4/15/2030	30,400	30,387,354
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.673	%#	4/15/2030	45,150	45,125,461
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 A1	0.766%		4/15/2046	165	164,399
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.569	%#	4/15/2046	143,488	12,299,750
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.073	%#	4/15/2027	19,385	19,390,602
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.423	%#	4/15/2027	14,300	14,294,187
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	76,769	80,000,860
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.284	%#	4/15/2047	129,912	7,318,875
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284	%#	4/15/2047	34,361	939,430
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.091	%#	11/15/2047	122,388	8,354,511
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.019	%#	11/15/2047	211,729	14,758,908
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.189	%#	1/15/2048	209,479	15,979,289
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	95,139	98,584,649
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	18,837	19,478,956
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#	6/10/2027	13,129	13,367,232
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805	%#	6/10/2027	5,000	4,795,025
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#	6/10/2027	102,274	1,719,277
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#	6/10/2027	45,476	158,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.373	%#	12/15/2030	$9,750	$9,768,759
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.273	%#	12/15/2030	19,000	18,865,936
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.272	%#	7/15/2031	10,400	10,436,072
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.093	%#	6/15/2029	37,825	37,759,052
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.873	%#	6/15/2029	8,650	8,629,387
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09	%#	12/15/2015	358,000	254,717
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.64	%#	3/18/2051	51,570	55,154,115
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.784	%#	6/18/2049	18,100	19,298,781
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857	%#	11/14/2027	190,968	195,551,423
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#	11/14/2027	16,023	16,272,021
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857	%#	11/14/2027	12,889	13,172,146
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.858	%#	6/15/2038	72,999	76,999,966
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	61,361	64,842,596
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	124,616	133,376,494
LMREC, Inc. 2015-CRE1 A†	1.917	%#	2/22/2032	39,540	39,663,562
LMREC, Inc. 2015-CRE1 B†	3.667	%#	2/22/2032	3,900	3,909,750
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	7,696	7,701,518
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	119,443	4,123,129
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	7,392	7,270,589
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	7,685	7,558,747
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%		6/27/2037	35,353	34,739,349
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	41,048	43,578,322
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	170,262	177,950,777
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	23,973	23,755,338
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	27,620	28,648,472
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	55,000	57,050,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%		2/15/2046	$48,310	$48,649,957
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	96,710	97,635,273
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.44	%#	5/15/2046	292,513	20,509,408
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.335	%#	5/15/2046	119,710	3,040,873
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A2	2.979%		4/15/2047	14,831	15,365,183
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.17	%#	12/15/2047	171,415	12,544,400
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.698	%#	4/12/2049	77,035	82,171,771
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.907	%#	6/11/2049	60,273	64,655,420
Morgan Stanley Capital I Trust 2011-C1 A2†	3.884%		9/15/2047	2,000	2,035,221
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.631	%#	3/15/2045	287,143	28,765,953
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	36,562	36,367,885
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#	7/13/2029	260,000	1,924,936
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.796	%#	8/12/2045	95,905	103,135,182
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.796	%#	8/15/2045	78,802	84,741,526
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.408	%#	6/26/2036	3,648	3,637,970
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	48,096	48,035,406
Motel 6 Trust 2015-MTL6 A2†(g)	2.605%		2/5/2030	58,931	58,931,000
Motel 6 Trust 2015-MTL6 B†(g)	3.298%		2/5/2030	24,382	24,382,000
Motel 6 Trust 2015-MTL6 C†(g)	3.644%		2/5/2030	24,382	24,382,000
Motel 6 Trust 2015-MTL6 D†(g)	4.532%		2/5/2030	18,920	18,920,000
NLY Commercial Mortgage Trust 2014-FL1 A†	1.356	%#	11/15/2030	8,682	8,674,813
NLY Commercial Mortgage Trust 2014-FL1 B†	1.906	%#	11/15/2030	13,971	13,975,045
NLY Commercial Mortgage Trust 2014-FL1 C†	2.756	%#	11/15/2030	4,000	3,999,082
NLY Commercial Mortgage Trust 2014-FL1 D†	3.972	%#	11/15/2030	5,000	5,004,038
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.018	%#	8/25/2029	36,575	37,123,847
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.168	%#	8/25/2029	41,750	42,480,625
OBP Depositor LLC Trust 2010-OBP A†	4.646%		7/15/2045	2,426	2,714,442
PFP III Ltd. 2014-1 AS†	1.822	%#	6/14/2031	13,335	13,316,491
PFP III Ltd. 2014-1 B†	2.522	%#	6/14/2031	6,500	6,495,067
PFP III Ltd. 2014-1 C†	3.072	%#	6/14/2031	29,786	29,792,270
Prima Capital Ltd.	2.214%		5/24/2021	82,753	82,712,492
RAIT Trust 2013-FL1 A†	1.921	%#	1/15/2029	33,025	33,086,886
RAIT Trust 2013-FL1 B†	3.363	%#	1/15/2029	7,931	7,946,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RAIT Trust 2014-FL2 B†	2.323%#	5/13/2031	$7,750	$7,671,020
RBSCF Trust 2009-RR2 CWB†	5.223%	8/16/2048	14,900	15,554,587
RBSCF Trust 2010-RR3 MSCB†	5.907%#	6/16/2049	2,380	2,596,098
RBSCF Trust 2010-RR3 WBTB†	5.942%#	2/16/2051	22,942	24,673,536
RBSSP Resecuritization Trust 2013-1 3A1†	0.278%#	1/26/2037	5,275	5,082,849
RBSSP Resecuritization Trust 2013-3 1A1	0.33%#	11/26/2036	9,813	9,380,047
RBSSP Resecuritization Trust 2013-3 2A1†	0.328%#	11/26/2036	10,500	9,703,118
RCMC LLC 2012-CRE1 A†	5.624%	11/15/2044	21,327	21,915,188
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	6/25/2055	45,949	46,428,150
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.223%#	4/15/2032	16,050	15,978,449
RREF LLC 2013-LT3	2.50%	6/20/2028	1,983	1,982,658
Selkirk Ltd. 1 A†	1.329%	2/20/2041	26,866	26,714,123
Selkirk Ltd. 2 A†	1.183%	2/20/2041	12,543	12,546,028
Selkirk Ltd. 3 A†	1.86%	12/20/2041	77,444	77,686,807
Sequoia Mortgage Trust 2012-4 A2	3.00%	9/25/2042	7,952	7,867,544
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	19,742	19,776,999
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	39,094	39,141,206
Starwood Property Mortgage Trust 2013-FV1 C†	2.772%#	8/11/2028	21,190	21,216,880
Starwood Property Mortgage Trust 2013-FV1 D†	3.672%#	8/11/2028	9,660	9,672,853
Structured Asset Securities Corp. 2005-14 2A1	5.75%	7/25/2035	4,239	4,322,269
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	15,110	15,119,744
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	9,169	9,209,001
TimberStar Trust 1 2006-1A A†	5.668%	10/15/2036	66,428	70,197,556
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	77,399	78,628,638
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.75%#	5/10/2063	120,035	9,129,857
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%	8/10/2049	40,174	40,550,571
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.116%#	3/10/2046	395,157	25,733,824
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%	4/10/2046	30,560	30,885,082
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.332%#	4/10/2046	464,233	35,830,449
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%	1/10/2045	6,650	6,819,731
Vornado DP LLC Trust 2010-VNO A1†	2.97%	9/13/2028	21,243	22,040,738
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%	9/13/2028	9,887	10,742,957
Vornado DP LLC Trust 2010-VNO C†	5.28%	9/13/2028	6,120	6,894,452
Vornado DP LLC Trust 2010-VNO D†	6.356%	9/13/2028	3,500	4,097,865
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.242%#	10/15/2044	10,650	10,776,724
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.319%#	12/15/2044	8,100	8,303,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	$53,933	$57,049,357
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	22,392	23,772,489
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	41,556	44,138,269
Wachovia Bank Commercial Mortgage Trust 2006-WL7A G†	0.533%#	9/15/2021	1,009	995,588
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.573%#	9/15/2021	30,806	30,126,543
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	67,725	72,063,159
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.373%#	12/15/2043	50,000	48,106,625
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	204,308	218,732,331
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 A2†	0.313%#	6/15/2020	43,877	43,605,516
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 D†	0.473%#	6/15/2020	27,337	26,799,760
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 LXR1†	0.873%#	6/15/2020	19,631	19,084,194
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 LXR2†	0.973%#	6/15/2020	58,035	56,140,247
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.358%#	1/25/2036	8,247	7,931,538
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	21,265	21,493,609
Wells Fargo Commercial Mortgage Trust 2014-TISH B†	1.522%#	2/15/2027	8,000	7,955,656
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.006%#	2/15/2027	9,500	9,429,315
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%	5/25/2035	4,607	4,908,810
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%	8/20/2021	11,308	11,300,966
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	41,935	42,633,952
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	29,050	31,392,418
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	10,171	10,382,971
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%	6/15/2044	18,750	19,243,322
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	660	714,718
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	17,650	18,637,456
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	16,945	17,071,393
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.789%#	12/15/2045	67,856	6,550,480
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	24,792	25,013,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.569	%#	6/15/2045	$386,260	$33,009,947
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	52,216	52,823,142
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.196	%#	8/15/2045	71,761	7,190,146
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	79,862	80,934,706
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%		3/15/2048	27,740	28,131,522
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	33,549	33,877,696
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.453	%#	5/15/2045	317,322	25,633,134
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	35,085	36,822,830
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.236	%#	5/15/2047	260,326	19,459,913
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573	%#	5/15/2047	50,603	2,560,486
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.609	%#	8/15/2047	77,369	4,234,571
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.966	%#	9/15/2057	100,539	6,613,629
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.453	%#	9/15/2057	37,769	1,444,763
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,529,767,237)					9,469,066,487

U.S. TREASURY OBLIGATIONS 3.31%

U.S. Treasury Note	0.375%		3/15/2015	733,091	733,091,000
U.S. Treasury Note	2.125%		12/31/2015	459,390	466,639,634
Total U.S. Treasury Obligations (cost $1,199,663,987)					1,199,730,634
Total Long-Term Investments (cost $35,311,843,585)					35,130,409,778

SHORT-TERM INVESTMENTS 3.29%

COMMERCIAL PAPER 0.99%

Energy Equipment & Services 0.34%

Talisman Energy, Inc.	Zero Coupon		3/16/2015	123,000	122,940,208

Supermarkets 0.22%

Tesco Treasury Services plc	Zero Coupon		8/18/2015	67,500	66,268,159
Tesco Treasury Services plc	Zero Coupon		8/18/2015	14,350	14,088,119
Total					80,356,278

Utilities 0.25%

Duke Energy Corp.	Zero Coupon		4/2/2015	89,000	88,964,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Miscellaneous 0.18%

Enable Midstream Partners LP	Zero Coupon	3/23/2015	$67,000	$66,960,917
Total Commercial Paper (cost $360,327,887)				359,222,149

CORPORATE BONDS 0.73%

Automotive 0.03%

Ford Motor Credit Co. LLC	12.00%	5/15/2015	10,600	10,838,521

Banks: Regional 0.15%

Royal Bank of Scotland plc (The) (United Kingdom)(a)	3.95%	9/21/2015	55,190	56,135,350

Beverages 0.01%

Beam Suntory, Inc.	5.375%	1/15/2016	2,216	2,300,305

Computer Hardware 0.01%

Hewlett-Packard Co.	2.35%	3/15/2015	3,725	3,727,213

Computer Service 0.03%

Computer Sciences Corp.	2.50%	9/15/2015	10,119	10,221,263

Computer Technology 0.01%

EQT Corp.	5.00%	10/1/2015	4,277	4,374,409

Construction/Homebuilding 0.07%

CRH America, Inc.	4.125%	1/15/2016	25,590	26,247,919

Diversified Materials & Processing 0.01%

Kilroy Realty LP	5.00%	11/3/2015	2,545	2,611,038

Electric: Power 0.04%

LG&E and KU Energy LLC	2.125%	11/15/2015	12,870	12,976,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics: Semi-Conductors/Components 0.02%

Avnet, Inc.	6.00%	9/1/2015	$5,820	$5,955,373

Health Care Products 0.03%

Quest Diagnostics, Inc.	5.45%	11/1/2015	11,471	11,817,413

Insurance 0.02%

Horace Mann Educators Corp.	6.05%	6/15/2015	6,400	6,479,482

Leasing 0.01%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.125%	5/11/2015	2,300	2,310,161

Leisure 0.03%

Carnival Corp.	1.20%	2/5/2016	10,555	10,586,939

Manufacturing 0.00%

Pentair Finance SA (Luxembourg)(a)	1.35%	12/1/2015	1,500	1,504,322

Metals & Minerals: Miscellaneous 0.02%

Glencore Canada Corp. (Canada)(a)	5.375%	6/1/2015	1,950	1,969,712
Teck Resources Ltd. (Canada)(a)	5.375%	10/1/2015	4,800	4,904,885
Total				6,874,597

Milling: Fruits/Grain 0.00%

Ingredion, Inc.	3.20%	11/1/2015	1,180	1,196,061

Oil 0.03%

Phillips 66	1.95%	3/5/2015	12,825	12,826,770

Oil: Crude Producers 0.11%

Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	4,800	4,852,382
Sunoco, Inc.	9.625%	4/15/2015	34,725	35,054,679
Talisman Energy, Inc. (Canada)(a)	5.125%	5/15/2015	607	612,274
Total				40,519,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.02%

Marathon Oil Corp.	0.90%	11/1/2015	$6,000	$5,998,404

Paper & Forest Products 0.01%

Domtar Corp. (Canada)(a)	7.125%	8/15/2015	3,625	3,720,388

Real Estate Investment Trusts 0.07%

DDR Corp.	5.50%	5/1/2015	24,433	24,602,321
Regency Centers LP	5.25%	8/1/2015	1,070	1,089,880
Total				25,692,201
Total Corporate Bonds (cost $264,940,581)				264,913,757

FLOATING RATE LOAN(c) 0.10%

Drugs

Rite Aid Corp. Bridge Term Loan (cost $35,400,000)	TBD	2/23/2016	35,400	35,400,000

MUNICIPAL BOND 0.01%

Miscellaneous

McLennan Cnty Pub Fac Corp. (cost $3,000,000)	0.62%	6/1/2015	3,000	2,999,070

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.00%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH XCP IO† (cost $0)	Zero Coupon	5/15/2015	226,952	3,404

REPURCHASE AGREEMENT 1.46%

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $24,895,000 of U.S. Treasury Note at 1.25% due 11/30/2018; $270,705,000 of U.S. Treasury Note at 1.375% due 11/30/2018 and $240,575,000 of U.S. Treasury Note at 1.375% due 12/31/2018; value: $538,468,344; proceeds: $527,909,990 (cost $527,909,990)			527,910	527,909,990
Total Short-Term Investments (cost $1,191,578,458)				1,190,448,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Fair Value
Total Investments in Securities 100.21% (cost $36,503,422,043)	$36,320,858,148
Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (0.21%)	(75,701,947)
Net Assets 100.00%	$36,245,156,201

CHF	Swiss franc.
EUR	euro.
GBP	British pound.
AGM	Assured Guaranty Municipal Corporation
COD	Certificate of Deposit.
IO	Interest Only.
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-kind.
TBD	Interest rate to be determined.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2015.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Amount is less than $1,000.
(f)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2015.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, credit default swaps and the fair value of total return swap as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	5/13/2015	17,208,750	$19,490,339	$19,273,802	$216,537
euro	Sell	Morgan Stanley	5/13/2015	17,208,750	19,488,266	19,273,802	214,464
euro	Sell	Morgan Stanley	5/13/2015	17,208,750	19,492,050	19,273,802	218,248
euro	Sell	Morgan Stanley	5/13/2015	17,208,750	19,490,159	19,273,802	216,357
Swiss franc	Sell	Morgan Stanley	5/19/2015	11,000,000	11,821,415	11,573,863	247,552
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,113,158

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	5/13/2015	27,500,000	$30,808,511	$30,800,003	$(8,508)
euro	Buy	Goldman Sachs	5/13/2015	6,685,000	7,642,482	7,487,201	(155,281)
Swiss franc	Buy	J.P. Morgan	5/19/2015	2,860,000	3,011,615	3,009,204	(2,411)
British pound	Sell	Bank of America	4/20/2015	1,192,500	1,808,805	1,840,447	(31,642)
British pound	Sell	Bank of America	4/20/2015	1,192,500	1,808,554	1,840,447	(31,893)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(229,735)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2015	35,879	Long	$7,842,364,583	$11,709,686

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2015	7,902	Short	$(942,560,438)	$(1,941,407)

Credit Default Swaps on Indexes - Sell Protection at February 28, 2015(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$21,997,813	$23,935,411	$564,496	$499,907	$64,589
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	24,700,000	22,639,416	24,633,527	1,283,410	1,216,937	66,473
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	25,000,000	22,914,388	24,932,720	602,762	535,482	67,280
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	21,980,563	22,918,350	785,401	703,751	81,650
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	21,980,563	22,918,350	805,772	724,122	81,650
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	28,479,724	29,436,746	2,232,747	2,169,493	63,254
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,400,000	21,557,265	23,337,026	1,216,213	1,153,239	62,974
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	49,500,000	45,601,908	49,366,786	2,572,757	2,439,543	133,214
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	9,900,000	9,120,382	9,864,855	738,947	703,802	35,145
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	23,000,000	21,081,237	22,938,102	621,864	559,966	61,898
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	14,800,000	14,144,014	14,747,460	1,181,526	1,128,986	52,540
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	24,500,000	23,414,078	24,413,026	1,956,573	1,869,599	86,974
						$14,562,468	$13,704,827	$857,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,704,827. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

Open Total Return Swap at February 28, 2015:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$2,959,141	7,083 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$2,959,141	4/15/2015	$1,414,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,883,616,871	$—	$4,883,616,871
Corporate Bonds	—	15,486,815,258	—	15,486,815,258
Floating Rate Loans(3)
Aerospace/Defense	—	168,670,649	—	168,670,649
Apparel	—	13,157,020	—	13,157,020
Banks: Money Center	—	26,474,003	—	26,474,003
Chemicals	—	12,821,912	—	12,821,912
Consumer Products	—	28,341,077	—	28,341,077
Containers	—	9,305,357	—	9,305,357
Drugs	—	35,400,000	—	35,400,000
Energy Equipment & Services	—	22,595,697	—	22,595,697
Food	—	97,961,860	—	97,961,860
Gaming	—	233,216,184	—	233,216,184
Health Care	—	423,556,252	—	423,556,252
Health Care Products	—	40,656,002	—	40,656,002
Leisure	—	2,823,011	—	2,823,011
Media	—	229,181,960	—	229,181,960
Metals & Minerals: Miscellaneous	—	13,757,125	—	13,757,125
Services	—	131,380,711	—	131,380,711
Technology	—	176,112,683	—	176,112,683
Telecommunications	—	170,310,503	—	170,310,503
Utilities	—	38,216,930	69,627,661	107,844,591
Foreign Bonds	—	26,083,446	—	26,083,446
Foreign Government Obligations	—	118,332,514	—	118,332,514
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	710,945,235	—	710,945,235
Government Sponsored Enterprises Pass-Throughs	—	1,539,723,529	—	1,539,723,529
Municipal Bonds	—	55,842,034	—	55,842,034
Non-Agency Commercial Mortgage-Backed Securities	—	9,469,069,891	—	9,469,069,891
U.S. Treasury Obligations	—	1,199,730,634	—	1,199,730,634
Commercial Paper	—	359,222,149	—	359,222,149
Repurchase Agreement	—	527,909,990	—	527,909,990
Total	$—	$36,251,230,487	$69,627,661	$36,320,858,148
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(857,641)	—	(857,641)
Forward Foreign Currency Exchange Contracts
Assets	—	1,113,158	—	1,113,158
Liabilities	—	(229,735)	—	(229,735)
Futures Contracts
Assets	11,709,686	—	—	11,709,686
Liabilities	(1,941,407)	—	—	(1,941,407)
Total Return Swap
Assets	—	—	1,414,174	1,414,174
Liabilities	—	—	—	—
Total	$9,768,279	$25,782	$1,414,174	$11,208,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2015

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2014	$92,278,449	$2,959,141
Accrued discounts/premiums	(33,980)	—
Realized gain (loss)	42,974	—
Change in unrealized appreciation/depreciation	(453,458)	(1,544,967)
Purchases	4,463,130	—
Sales	(2,940,355)	—
Net transfers in or out of Level 3	(23,729,099)	—
Balance as of February 28, 2015	$69,627,661	$1,414,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.07%

ASSET-BACKED SECURITIES 18.71%

Automobiles 6.94%

Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	$216	$216,330
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	1,171	1,170,948
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	2,916	2,916,704
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	800	799,798
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	1,272	1,272,261
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	6,799	6,795,198
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	4,900	4,918,186
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	1,794	1,793,826
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	4,853	4,854,327
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	5,751	5,753,644
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	86	85,724
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	406	405,807
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	607	606,967
BMW Vehicle Lease Trust 2013-1 A4	0.66%	6/20/2016	7,050	7,051,967
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	694	693,593
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	6,320	6,332,457
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	992	996,092
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	2,436	2,435,441
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	5,480	5,481,578
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	2,056	2,057,536
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	415	414,328
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	1,414	1,415,630
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	3,007	3,005,579
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	3,900	3,909,052
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	1,445	1,444,886
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	971	969,838
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	5,965	5,982,060
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	4,045	4,042,359
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	854	853,973
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	419	419,382
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	4,295	4,291,296
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,580	2,580,916
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	224	224,003
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	1,204	1,204,132
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	2,181	2,180,741
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,792	3,792,197
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	2,264	2,263,908
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	1,761	1,761,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	$4,766	$4,767,351
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	5,230	5,225,520
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	9,948	9,947,586
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	749	748,733
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	5,105	5,104,530
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	1,365	1,365,486
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	34	34,384
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	1,045	1,045,126
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	7,750	7,747,590
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	970	970,523
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	6,145	6,147,237
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	1,268	1,267,311
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	5,798	5,806,729
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	781	781,465
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	285	284,694
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	596	595,639
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	925	925,272
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	927	928,234
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	8,045	8,073,894
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	1,525	1,529,042
Total				160,690,881

Credit Cards 6.47%

American Express Credit Account Master Trust 2005-2 A	0.273%#	10/16/2017	5,250	5,249,730
American Express Credit Account Master Trust 2012-2 A	0.68%	3/15/2018	9,358	9,368,373
American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	5,935	5,961,951
Bank of America Credit Card Trust 2014-A3 A	0.462%#	1/15/2020	2,750	2,750,213
Barclays Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	2,250	2,249,997
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	5,760	5,779,855
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	8,125	8,134,612
Chase Issuance Trust 2012-A5	0.59%	8/15/2017	6,350	6,353,540
Chase Issuance Trust 2012-A8	0.54%	10/16/2017	5,795	5,795,406
Chase Issuance Trust 2013-A5 A	0.47%	5/15/2017	9,025	9,026,489
Chase Issuance Trust 2013-A8	1.01%	10/15/2018	2,575	2,578,342
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	5,460	5,460,549
Citibank Credit Card Issuance Trust 2003-A7	4.15%	7/7/2017	6,900	6,992,287
Citibank Credit Card Issuance Trust 2005-A2	4.85%	3/10/2017	4,255	4,261,802
Citibank Credit Card Issuance Trust 2012-A1	0.55%	10/10/2017	9,340	9,340,976
Citibank Credit Card Issuance Trust 2013-A1	0.272%#	4/24/2017	5,225	5,223,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	$5,600	$5,635,616
Discover Card Execution Note Trust 2012-B3	0.623	%#	5/15/2018	2,850	2,848,427
Discover Card Master Trust 2012-A3 A	0.86%		11/15/2017	9,420	9,429,900
Synchrony Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	10,085	10,101,025
Synchrony Credit Card Master Note Trust 2011-2 A	0.653	%#	5/15/2019	5,890	5,899,300
Synchrony Credit Card Master Note Trust 2012-4 A	0.473	%#	6/15/2018	1,985	1,985,018
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%		6/15/2018	8,775	8,786,912
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	5,350	5,338,414
World Financial Network Credit Card Master Trust 2014-A	0.553	%#	12/15/2019	5,470	5,471,365
Total					150,023,560

Home Equity 0.18%

Home Equity Asset Trust 2006-7 2A2	0.278	%#	1/25/2037	814	806,337
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	2,072	2,042,270
Option One Mortgage Loan Trust 2005-1 A4	0.968	%#	2/25/2035	1,366	1,342,644
Total					4,191,251

Other 5.12%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.474	%#	4/16/2021	1,712	1,693,436
Avenue CLO VI Ltd. 2007-6A A2†	0.607	%#	7/17/2019	1,000	991,732
BlueMountain CLO Ltd. 2014-3A A1†	1.48	%#	10/15/2026	3,500	3,489,096
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.75	%#	10/15/2026	4,000	4,005,444
Carlyle Global Market Strategies CLO Ltd. 2014-4A B†	2.70	%#	10/15/2026	2,425	2,427,573
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.731	%#	10/23/2026	2,570	2,564,333
CIFC Funding II Ltd. 2014-2A A1L†	1.743	%#	5/24/2026	5,800	5,802,470
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.503	%#	7/17/2023	2,000	1,987,253
Fore CLO Ltd. 2007-1A A2†	0.707	%#	7/20/2019	1,150	1,142,286
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.547	%#	12/20/2020	1,500	1,493,495
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733	%#	10/15/2026	6,000	5,978,683
Grayson CLO Ltd. 2006-1A A1A†	0.50	%#	11/1/2021	1,466	1,453,021
Harch CLO III Ltd. 2007-1A B†	0.653	%#	4/17/2020	1,000	987,340
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	4,765	4,729,720
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	1,750	1,749,239
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,486,444
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,300	1,290,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	$1,825	$1,817,755
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	6,220	6,174,507
HLSS Servicer Advance Receivables Trust 2012-T2 B2†	2.48%		10/15/2045	1,090	1,090,187
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	2,425	2,395,260
HLSS Servicer Advance Receivables Trust 2013-T1 B3†	2.734%		1/15/2048	1,250	1,126,136
JFIN Revolver CLO Ltd. 2013-1A A†	1.507	%#	1/20/2021	2,749	2,751,217
JFIN Revolver CLO Ltd. 2014-2A A2†	1.561	%#	2/20/2022	4,000	3,979,975
KKR Financial CLO Ltd. 2007-1A A†	0.607	%#	5/15/2021	2,021	2,009,342
KKR Financial CLO Ltd. 2007-1A B†	1.007	%#	5/15/2021	1,000	974,988
Madison Park Funding IV Ltd. 2007-4A A2†	0.477	%#	3/22/2021	13,808	13,657,511
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.348	%#	1/25/2036	291	290,277
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	2,150	2,144,401
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	1,100	1,104,760
Oaktree CLO Ltd. 2014-2A A1A†	1.762	%#	10/20/2026	4,000	3,996,760
Oaktree CLO Ltd. 2014-2A A2A†	2.332	%#	10/20/2026	3,000	2,974,316
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773	%#	4/15/2026	3,920	3,928,305
OZLM VIII Ltd. 2014-8A A1A†	1.715	%#	10/17/2026	3,010	3,005,624
SLM Private Education Loan Trust 2010-A 2A†	3.423	%#	5/16/2044	2,779	2,939,833
SLM Private Education Loan Trust 2012-A A1†	1.573	%#	8/15/2025	856	864,279
SLM Private Education Loan Trust 2012-C A1†	1.272	%#	8/15/2023	5,078	5,104,098
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.577	%#	4/17/2021	1,500	1,465,091
Venture VIII CDO Ltd. 2007-8A A1A†	0.537	%#	7/22/2021	1,396	1,380,431
Venture XVI CLO Ltd. 2014-16A A1L†	1.753	%#	4/15/2026	6,236	6,223,864
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	2,250	2,239,821
Westchester CLO Ltd. 2007-1A A1A†	0.48	%#	8/1/2022	1,677	1,662,648
Total					118,573,366
Total Asset-Backed Securities (cost $433,510,029)					433,479,058

CORPORATE BONDS 35.47%

Air Transportation 0.08%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		7/15/2020	1,775	1,858,995

Apparel 0.12%

PVH Corp.	7.75%		11/15/2023	2,290	2,825,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.18%

Hertz Corp. (The)	6.25%	10/15/2022	$1,500	$1,567,500
Hertz Corp. (The)	7.375%	1/15/2021	969	1,024,717
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	1,446	1,471,305
Total				4,063,522

Automotive 0.30%

Ford Motor Co.	6.375%	2/1/2029	1,489	1,825,511
Ford Motor Co.	6.625%	10/1/2028	1,679	2,141,909
Ford Motor Co.	7.45%	7/16/2031	2,044	2,862,548
Total				6,829,968

Banks: Money Center 0.06%

BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	1,100	1,123,100
Zions Bancorporation	4.50%	6/13/2023	149	156,922
Total				1,280,022

Banks: Regional 3.28%

Banco Bradesco SA†	5.75%	3/1/2022	600	634,740
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.125%	6/6/2024	850	847,620
Citigroup, Inc.	5.50%	9/13/2025	10,814	12,269,143
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	6,775	7,928,051
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,752	3,252,913
HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033	2,550	3,005,098
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	1,675	1,911,805
Itau Unibanco Holding SA†	5.50%	8/6/2022	600	612,000
JPMorgan Chase & Co.	3.875%	9/10/2024	14,395	14,703,701
Lloyds Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	3,708	4,359,403
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	4,275	5,026,451
Morgan Stanley	4.10%	5/22/2023	631	652,482
Morgan Stanley	4.35%	9/8/2026	4,288	4,475,000
Morgan Stanley	5.00%	11/24/2025	2,850	3,144,314
Morgan Stanley	6.00%	4/28/2015	2,150	2,167,473
Wells Fargo & Co.	4.10%	6/3/2026	10,430	10,931,318
Total				75,921,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.27%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	$1,500	$1,361,250
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	4,671	4,927,905
Total				6,289,155

Biotechnology Research & Production 0.44%

Amgen, Inc.	6.40%	2/1/2039	7,750	10,119,865

Broadcasting 0.23%

Cox Communications, Inc.†	8.375%	3/1/2039	3,781	5,430,612

Brokers 0.51%

Jefferies Group LLC	6.875%	4/15/2021	6,161	7,002,901
Raymond James Financial, Inc.	8.60%	8/15/2019	3,950	4,905,422
Total				11,908,323

Building Materials 0.03%

Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	280,000
Owens Corning	9.00%	6/15/2019	319	385,408
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	100	100,500
Total				765,908

Business Services 0.27%

Expedia, Inc.	4.50%	8/15/2024	4,926	4,978,176
Expedia, Inc.	5.95%	8/15/2020	847	952,451
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	400	410,450
Total				6,341,077

Cable Services 0.23%

Time Warner Cable, Inc.	6.55%	5/1/2037	386	467,148
Time Warner Cable, Inc.	7.30%	7/1/2038	3,709	4,849,028
Total				5,316,176

Chemicals 1.20%

Albemarle Corp.	4.15%	12/1/2024	2,361	2,453,648
Alfa SAB de CV (Mexico)†(a)	5.25%	3/25/2024	2,700	2,902,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	$2,400	$2,415,600
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	2,325	2,389,635
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	1,358	1,461,781
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	3,239	3,483,545
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,924	4,033,833
NewMarket Corp.	4.10%	12/15/2022	2,071	2,143,949
NOVA Chemicals Corp. (Canada)†(a)	5.00%	5/1/2025	2,812	2,977,205
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	1,855	1,908,331
OCP SA (Morocco)†(a)	6.875%	4/25/2044	1,395	1,581,930
Total				27,751,957

Communications Services 0.06%

CenturyLink, Inc.	6.875%	1/15/2028	1,425	1,489,125

Communications Technology 0.20%

Motorola Solutions, Inc.	3.75%	5/15/2022	2,381	2,431,932
Motorola Solutions, Inc.	4.00%	9/1/2024	2,082	2,160,897
Total				4,592,829

Computer Hardware 0.02%

Dell, Inc.	7.10%	4/15/2028	482	524,777

Computer Software 0.32%

Adobe Systems, Inc.	3.25%	2/1/2025	1,000	1,009,377
Aspect Software, Inc.	10.625%	5/15/2017	1,000	917,500
First Data Corp.	11.75%	8/15/2021	3,149	3,684,330
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,795	1,871,287
Total				7,482,494

Construction/Homebuilding 0.09%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	1,200	957,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,389	1,145,925
Total				2,102,925

Consumer Products 0.13%

Tupperware Brands Corp.	4.75%	6/1/2021	2,764	2,963,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.30%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	$1,450	$1,479,000
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,613	3,486,545
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	1,950	2,020,687
Total				6,986,232

Data Product, Equipment & Communications 0.25%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	5,520	5,856,516

Diversified 0.25%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	3,619	3,564,715
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	1,100	1,129,791
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	1,079	1,004,765
Total				5,699,271

Drugs 0.28%

Express Scripts Holding Co.	6.125%	11/15/2041	4,528	5,803,950
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	716	755,380
Total				6,559,330

Electric: Power 1.49%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	1,060	991,100
Appalachian Power Co.	7.00%	4/1/2038	3,000	4,305,435
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	1,500	1,615,752
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,486	2,950,716
E.CL SA (Chile)†(a)	4.50%	1/29/2025	1,420	1,487,995
Entergy Corp.	5.125%	9/15/2020	4,389	4,862,248
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	1,100	1,148,653
Exelon Generation Co. LLC	4.25%	6/15/2022	6,164	6,472,052
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	300	328,875
PPL Energy Supply LLC	4.60%	12/15/2021	648	600,239
PPL WEM Holdings Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	4,325	4,946,926
Red Oak Power LLC	8.54%	11/30/2019	1,088	1,164,676
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,800	3,561,491
Total				34,436,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.11%

PerkinElmer, Inc.	5.00%	11/15/2021	$2,201	$2,448,472

Electronics: Semi-Conductors/Components 0.17%

KLA-Tencor Corp.	4.65%	11/1/2024	3,769	3,987,779

Energy Equipment & Services 0.68%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,322	2,643,220
Cameron International Corp.	7.00%	7/15/2038	544	672,688
Energy Transfer Partners LP	6.625%	10/15/2036	1,110	1,339,445
Energy Transfer Partners LP	7.50%	7/1/2038	3,426	4,428,979
Energy Transfer Partners LP	9.00%	4/15/2019	2,055	2,507,817
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,212,785
Total				15,804,934

Engineering & Contracting Services 0.13%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	2,925	2,990,459

Entertainment 0.21%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	3,750	4,021,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	768	817,920
Total				4,839,795

Financial Services 2.95%

Air Lease Corp.	3.875%	4/1/2021	1,150	1,190,250
Air Lease Corp.	4.25%	9/15/2024	3,180	3,283,350
Air Lease Corp.	4.75%	3/1/2020	1,800	1,948,500
Bank of America Corp.	4.20%	8/26/2024	10,058	10,426,968
Bank of America Corp.	4.25%	10/22/2026	1,950	2,001,002
Bank of America Corp.	5.875%	1/5/2021	5,175	6,055,040
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,729	2,859,151
General Electric Capital Corp.	6.75%	3/15/2032	13,085	18,189,498
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	1,210	1,252,350
Lender Processing Services, Inc.	5.75%	4/15/2023	5,458	5,819,593
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,541	1,583,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Rio Oil Finance Trust Series 2014-1 (Brazil)†(a)	6.25%	7/6/2024	$2,300	$2,082,142
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	3,476	4,584,795
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	3,108	3,363,711
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	2,562	2,658,075
Western Union Co. (The)	3.35%	5/22/2019	903	930,992
Total				68,228,904

Financial: Miscellaneous 0.65%

Banque Centrale de Tunisie SA (Tunisia)†(a)	5.75%	1/30/2025	3,200	3,268,000
Moody’s Corp.	4.50%	9/1/2022	4,500	4,864,527
Moody’s Corp.	5.50%	9/1/2020	1,900	2,177,698
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	2,039	2,138,942
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	605	673,887
Wells Fargo Bank NA	5.85%	2/1/2037	1,422	1,846,999
Total				14,970,053

Food 0.68%

Big Heart Pet Brands	7.625%	2/15/2019	2,775	2,835,356
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	1,200	1,074,000
Flowers Foods, Inc.	4.375%	4/1/2022	830	886,929
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	1,100	1,164,625
H.J. Heinz Finance Co.	6.75%	3/15/2032	747	803,025
H.J. Heinz Finance Co.†	7.125%	8/1/2039	1,999	2,203,897
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	2,300	2,351,750
Mondelez International, Inc.	6.50%	2/9/2040	1,000	1,391,504
US Foods, Inc.	8.50%	6/30/2019	2,987	3,140,084
Total				15,851,170

Gaming 0.36%

Activision Blizzard, Inc.†	6.125%	9/15/2023	3,375	3,742,031
CCM Merger, Inc.†	9.125%	5/1/2019	858	937,365
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,898	1,907,490
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	1,697	1,798,820
Total				8,385,706

Health Care 0.19%

Zoetis, Inc.	3.25%	2/1/2023	4,350	4,338,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.67%

Forest Laboratories, Inc.†	4.375%	2/1/2019	$6,793	$7,231,781
Forest Laboratories, Inc.†	5.00%	12/15/2021	5,728	6,300,502
Medtronic, Inc.†	4.375%	3/15/2035	1,884	2,056,318
Total				15,588,601

Health Care Services 0.73%

DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	2,900	3,068,563
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	1,000	1,067,500
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	5,955	6,714,262
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	647	682,585
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,853	3,074,108
Senior Housing Properties Trust	6.75%	12/15/2021	1,885	2,186,087
Total				16,793,105

Household Equipment/Products 0.03%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	625	613,281

Industrial Products 0.05%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	1,200	1,172,232

Insurance 0.67%

CNO Financial Group, Inc.†	6.375%	10/1/2020	1,526	1,625,190
Markel Corp.	7.125%	9/30/2019	2,886	3,450,325
Symetra Financial Corp.†	6.125%	4/1/2016	1,574	1,640,563
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,296	4,943,515
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	781	798,087
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,988,977
Total				15,446,657

Investment Management Companies 0.05%

Lazard Group LLC	6.85%	6/15/2017	1,000	1,113,889

Jewelry, Watches & Gemstones 0.01%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	195,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.35%

Aviation Capital Group Corp.†	6.75%	4/6/2021	$2,937	$3,348,380
Aviation Capital Group Corp.†	7.125%	10/15/2020	4,167	4,807,843
Total				8,156,223

Leisure 0.64%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	5,169,460
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	3,504	4,161,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	5,233	5,524,086
Total				14,854,546

Lodging 0.77%

Host Hotels & Resorts LP	5.25%	3/15/2022	8,532	9,417,553
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,849,342
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	3,250	3,362,635
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,220	1,177,300
Total				17,806,830

Machinery: Agricultural 0.70%

Imperial Tobacco Finance plc (United Kingdom)†(a)	3.50%	2/11/2023	1,285	1,305,790
Lorillard Tobacco Co.	6.875%	5/1/2020	3,086	3,673,753
Lorillard Tobacco Co.	8.125%	6/23/2019	2,250	2,747,727
Lorillard Tobacco Co.	8.125%	5/1/2040	1,400	2,003,259
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	2,915	1,836,450
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	4,048	4,548,636
Total				16,115,615

Machinery: Industrial/Specialty 0.03%

Honghua Group Ltd. (China)†(a)	7.45%	9/25/2019	1,300	789,750

Manufacturing 0.16%

Hillenbrand, Inc.	5.50%	7/15/2020	2,618	2,841,965
Trinity Industries, Inc.	4.55%	10/1/2024	933	928,194
Total				3,770,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.35%

21st Century Fox America, Inc.	6.20%	12/15/2034	$1,325	$1,715,784
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	5,132,865
Discovery Communications LLC	6.35%	6/1/2040	3,195	3,910,587
Gannett Co., Inc.	7.125%	9/1/2018	503	522,491
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,825	3,968,438
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	3,550	3,747,380
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,601	1,668,068
Time Warner, Inc.	7.625%	4/15/2031	4,735	6,686,705
Viacom, Inc.	4.85%	12/15/2034	2,850	2,942,776
Videotron Ltd. (Canada)(a)	6.375%	12/15/2015	643	645,411
Videotron Ltd. (Canada)(a)	9.125%	4/15/2018	212	218,360
Total				31,158,865

Metals & Minerals: Miscellaneous 0.24%

Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	3,303	3,293,398
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	1,116	1,162,238
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	1,027	1,021,865
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	69	71,674
Total				5,549,175

Natural Gas 0.82%

Bill Barrett Corp.	7.625%	10/1/2019	2,915	2,867,631
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	2,600	2,735,460
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	1,650	1,719,084
Kinder Morgan, Inc.	7.75%	1/15/2032	1,518	1,904,018
Kinder Morgan, Inc.	8.05%	10/15/2030	548	676,813
SourceGas LLC†	5.90%	4/1/2017	3,984	4,271,199
Southern Star Central Corp.†	5.125%	7/15/2022	1,500	1,548,750
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	2,015	2,578,013
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	800	799,000
Total				19,099,968

Oil 1.30%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	2,600	1,063,400
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	2,047	2,233,709
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%	9/1/2021	876	938,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Chaparral Energy, Inc.	8.25%	9/1/2021	$1,340	$1,045,200
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	800	811,630
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	762	735,254
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	1,885	1,442,025
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	1,950	2,042,625
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.875%	5/7/2025	300	270,372
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	2,651	2,776,923
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	500	480,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	650	632,125
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	1,668	1,632,555
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	2,771	1,263,992
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	1,268	415,270
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	1,406	930,210
Petroleos Mexicanos (Mexico)†(a)	4.25%	1/15/2025	380	383,610
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,000	1,185,000
Pioneer Energy Services Corp.	6.125%	3/15/2022	750	579,375
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	5,237	5,385,809
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,244	1,287,540
Valero Energy Corp.	10.50%	3/15/2039	1,622	2,688,859
Total				30,224,410

Oil: Crude Producers 1.28%

Apache Corp.	6.00%	1/15/2037	1,871	2,246,180
Enbridge Energy Partners LP	9.875%	3/1/2019	3,221	4,044,797
Enterprise Products Operating LLC	7.55%	4/15/2038	2,519	3,586,550
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,295,932
Kerr-McGee Corp.	7.875%	9/15/2031	2,702	3,767,844
Kinder Morgan, Inc.	5.30%	12/1/2034	257	273,232
OGX Austria GmbH (Austria)†(a)(b)	8.50%	6/1/2018	1,730	13,148
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	325	355,063
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	2,265	2,485,837
Ruby Pipeline LLC†	6.00%	4/1/2022	3,557	3,821,879
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	2,960	3,126,500
Southeast Supply Header LLC†	4.25%	6/15/2024	1,254	1,275,006
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	3,150	3,393,180
Total				29,685,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.62%

El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	$1,500	$1,916,622
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	3,963	4,190,872
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	3,050	3,246,341
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	775	933,012
Rowan Cos., Inc.	7.875%	8/1/2019	3,679	4,104,178
Total				14,391,025

Oil: Integrated International 0.74%

Eni SpA (Italy)†(a)	5.70%	10/1/2040	6,900	7,905,599
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	250	255,000
Transocean, Inc.	6.375%	12/15/2021	4,890	4,321,087
Weatherford International Ltd.	9.875%	3/1/2039	4,051	4,652,744
Total				17,134,430

Paper & Forest Products 0.49%

Georgia-Pacific LLC	8.875%	5/15/2031	7,392	11,390,651

Real Estate Investment Trusts 1.34%

ARC Properties Operating Partnership LP	3.00%	2/6/2019	7,646	7,325,312
CBRE Services, Inc.	5.25%	3/15/2025	568	620,540
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	3,150	3,119,039
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	1,160	1,107,510
EPR Properties	5.25%	7/15/2023	3,175	3,421,059
EPR Properties	7.75%	7/15/2020	3,304	3,996,290
Fibra Uno Trust (Mexico)†(a)	5.25%	12/15/2024	650	693,875
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	3,966	4,472,200
Hospitality Properties Trust	4.65%	3/15/2024	1,218	1,258,959
Hospitality Properties Trust	5.00%	8/15/2022	1,250	1,331,249
Iron Mountain, Inc.	6.00%	8/15/2023	2,525	2,663,875
Iron Mountain, Inc.	8.375%	8/15/2021	364	380,107
Kilroy Realty LP	6.625%	6/1/2020	517	606,295
Total				30,996,310

Retail 1.39%

Amazon.com, Inc.	3.80%	12/5/2024	2,720	2,860,382
Amazon.com, Inc.	4.80%	12/5/2034	8,011	8,665,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	$3,298	$2,918,730
DBP Holding Corp.†	7.75%	10/15/2020	838	770,960
El Puerto de Liverpool SAB de CV (Mexico)†(a)	3.95%	10/2/2024	2,320	2,340,300
Family Dollar Stores, Inc.	5.00%	2/1/2021	721	763,064
Family Tree Escrow LLC†	5.75%	3/1/2023	1,200	1,269,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	330	339,075
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	775	833,125
QVC, Inc.†	7.375%	10/15/2020	9,500	9,927,500
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	700	720,575
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	707	770,023
Total				32,177,784

Savings & Loan 0.21%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	4,444	4,968,832

Steel 0.47%

Allegheny Technologies, Inc.	6.125%	8/15/2023	4,723	5,068,138
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	4,927,229
GTL Trade Finance, Inc.†	7.25%	4/16/2044	1,000	954,700
Total				10,950,067

Technology 0.65%

Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	4,600	4,645,926
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	3,500	3,597,920
VeriSign, Inc.	4.625%	5/1/2023	6,845	6,879,225
Total				15,123,071

Telecommunications 1.95%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	2,500	2,593,750
AT&T, Inc.	6.50%	9/1/2037	3,542	4,280,128
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	1,300	1,419,185
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.35%	5/20/2024	2,389	2,655,541
Claro SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,449,700
Consolidated Communications, Inc.	10.875%	6/1/2020	1,845	2,087,156
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	1,000	955,000
ENTEL Chile SA (Chile)†(a)	4.75%	8/1/2026	2,250	2,334,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Frontier Communications Corp.	9.25%	7/1/2021	$4,767	$5,583,349
GTE Corp.	6.94%	4/15/2028	9,618	12,450,597
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	2,500	2,450,000
MTN Mauritius Investments Ltd. (Mauritius)†(a)	4.755%	11/11/2024	1,865	1,867,298
Turk Telekomunikasyon AS (Turkey)†(a)	4.875%	6/19/2024	5,000	5,065,000
Total				45,191,313

Textile Products 0.09%

Mohawk Industries, Inc.	6.125%	1/15/2016	1,953	2,037,202

Tobacco 0.18%

Altria Group, Inc.	9.95%	11/10/2038	2,442	4,265,278

Transportation: Miscellaneous 0.11%

Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875%	1/15/2017	1,000	1,035,000
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	1,500	1,606,965
Total				2,641,965

Utilities 0.50%

Aquarion Co.†	4.00%	8/15/2024	3,725	3,760,309
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	1,500	1,526,169
Public Service Co. of New Mexico	7.95%	5/15/2018	2,283	2,682,112
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,964	3,499,038
Total				11,467,628

Utilities: Electrical 0.16%

Tennessee Valley Authority	3.50%	12/15/2042	3,740	3,785,699
Total Corporate Bonds (cost $806,144,134)				821,897,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOAN(c) 0.08%

Gaming

Seminole Tribe of Florida Initial Term Loan (cost $1,918,873)	3.00%	4/29/2020		$1,923	$1,924,490

FOREIGN BONDS(d) 0.21%

Brazil 0.03%

BRF SA†	7.75%	5/22/2018	BRL	2,500	744,166

Mexico 0.18%

Cemex SAB de CV†	4.75%	1/11/2022	EUR	1,900	2,194,276
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,020,700
Total					4,214,976
Total Foreign Bonds (cost $6,208,362)					4,959,142

FOREIGN GOVERNMENT OBLIGATIONS 4.09%

Argentina 0.08%

City of Buenos Aires†(a)	9.95%	3/1/2017		$800	$836,000
Provincia de Neuquen†(a)	7.875%	4/26/2021		380	376,200
Republic of Argentina(a)(b)	8.28%	12/31/2033		620	625,898
Total					1,838,098

Bahamas 0.10%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029		1,943	2,280,596

Bermuda 0.09%

Bermuda Government†	5.603%	7/20/2020		1,950	2,176,688

Brazil 0.16%

Federal Republic of Brazil(a)	4.25%	1/7/2025		1,000	966,250
Federal Republic of Brazil(a)	5.00%	1/27/2045		1,000	909,000
Federal Republic of Brazil†(a)	5.333%	2/15/2028		2,000	1,920,000
Total					3,795,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cayman Islands 0.04%

Cayman Islands Government†	5.95%	11/24/2019	$800	$918,000

Chile 0.10%

Republic of Chile(a)	3.125%	3/27/2025	2,213	2,329,182

Colombia 0.08%

Republic of Colombia(a)	4.00%	2/26/2024	1,758	1,837,110

Croatia 0.05%

Republic of Croatia†(a)	6.00%	1/26/2024	1,000	1,118,750

Dominican Republic 0.17%

Dominican Republic†(a)	5.50%	1/27/2025	1,950	2,047,500
Dominican Republic†(a)	6.60%	1/28/2024	800	890,000
Dominican Republic†(a)	9.04%	1/23/2018	942	1,026,465
Total				3,963,965

El Salvador 0.09%

Republic of El Salvador†(a)	6.375%	1/18/2027	1,984	2,026,160

Ethiopia 0.04%

Federal Republic of Ethiopia†(a)	6.625%	12/11/2024	800	804,000

Gabon 0.02%

Republic of Gabon†(a)	6.375%	12/12/2024	400	388,000

Ghana 0.13%

Republic of Ghana†(a)	7.875%	8/7/2023	3,100	3,024,050

Honduras 0.10%

Honduras Government†(a)	7.50%	3/15/2024	2,174	2,296,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hungary 0.14%

Republic of Hungary(a)	5.375%	3/25/2024	$2,946	$3,342,237

Indonesia 0.29%

Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,700	1,793,500
Perusahaan Penerbit SBSN III†(a)	3.30%	11/21/2022	2,150	2,144,625
Republic of Indonesia†(a)	5.875%	1/15/2024	670	785,575
Republic of Indonesia†(a)	6.75%	1/15/2044	1,580	2,061,900
Total				6,785,600

Ivory Coast 0.05%

Ivory Coast Bond†(a)	6.375%	3/3/2028	1,175	1,170,594

Kazakhstan 0.04%

Republic of Kazakhstan†(a)	4.875%	10/14/2044	1,000	890,000

Latvia 0.10%

Republic of Latvia†(a)	5.25%	6/16/2021	2,047	2,346,374

Lithuania 0.22%

Republic of Lithuania†(a)	7.375%	2/11/2020	4,078	5,005,745

Mexico 0.29%

United Mexican States(a)	4.00%	10/2/2023	4,421	4,719,417
United Mexican States(a)	5.55%	1/21/2045	1,214	1,452,248
United Mexican States(a)	5.95%	3/19/2019	400	459,400
Total				6,631,065

Panama 0.06%

Republic of Panama(a)	4.00%	9/22/2024	900	951,750
Republic of Panama(a)	4.30%	4/29/2053	550	537,625
Total				1,489,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paraguay 0.07%

Republic of Paraguay†(a)	4.625%	1/25/2023	$200	$209,750
Republic of Paraguay†(a)	6.10%	8/11/2044	1,170	1,297,238
Total				1,506,988

Philippines 0.39%

Republic of Philippines(a)	3.95%	1/20/2040	2,400	2,541,000
Republic of Philippines(a)	4.20%	1/21/2024	2,970	3,311,550
Republic of Philippines(a)	7.50%	9/25/2024	1,979	2,642,836
Republic of Philippines(a)	9.50%	10/21/2024	300	451,458
Total				8,946,844

Poland 0.10%

Republic of Poland(a)	4.00%	1/22/2024	2,120	2,301,722

Romania 0.07%

Republic of Romania†(a)	6.125%	1/22/2044	1,320	1,722,600

Russia 0.11%

Russia Eurobonds†(a)	4.875%	9/16/2023	2,900	2,612,900

Slovenia 0.12%

Republic of Slovenia†(a)	5.25%	2/18/2024	2,456	2,805,980

South Africa 0.05%

Republic of South Africa(a)	4.665%	1/17/2024	1,020	1,082,750

Trinidad And Tobago 0.08%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	1,830	1,958,100

Turkey 0.40%

Republic of Turkey(a)	5.625%	3/30/2021	3,124	3,437,987
Republic of Turkey(a)	5.75%	3/22/2024	5,150	5,768,000
Total				9,205,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Uruguay 0.13%

Republic of Uruguay(a)	4.50%	8/14/2024	$2,757	$2,984,452

Venezuela 0.04%

Republic of Venezuela(a)	9.375%	1/13/2034	2,389	931,710

Vietnam 0.09%

Socialist Republic of Vietnam†(a)	4.80%	11/19/2024	2,050	2,162,750
Total Foreign Government Obligations (cost $92,745,388)				94,679,909

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.19%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.386%#	2/25/2032	18,599	3,762,696
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	684	687,962
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,369,714)				4,450,658

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.76%

Federal Home Loan Mortgage Corp.	2.155%#	6/1/2043	10,757	10,957,194
Federal Home Loan Mortgage Corp.	3.114%#	10/1/2044	11,150	11,611,184
Federal Home Loan Mortgage Corp.	3.16%#	7/1/2044	3,069	3,199,889
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	5,144	5,541,673
Federal National Mortgage Assoc.	2.81%#	11/1/2044	13,933	14,417,525
Federal National Mortgage Assoc.(e)	3.00%	TBA	66,330	67,573,968
Federal National Mortgage Assoc.(e)	3.50%	TBA	36,970	38,748,458
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 6/1/2043	21,505	23,057,923
Federal National Mortgage Assoc. (e)	4.00%	TBA	135,455	144,653,178
Federal National Mortgage Assoc.	4.50%	4/1/2040 - 1/1/2043	78,920	86,041,382
Federal National Mortgage Assoc.(e)	4.50%	TBA	35,858	38,978,207
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 4/1/2036	11,629	13,130,306
Total Government Sponsored Enterprises Pass-Throughs (cost $454,079,365)				457,910,887

MUNICIPAL BONDS 0.38%

Electric Revenue Bonds 0.07%

American Municipal Power, Inc.	7.834%	2/15/2041	1,000	1,507,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Power 0.10%

Municipal Elec Auth of Georgia	7.055%		4/1/2057	$1,900	$2,247,662

Toll Roads 0.21%

Metropolitan Washington Arpt	7.462%		10/1/2046	2,170	3,104,944
North Texas Tollway Auth	8.91%		2/1/2030	1,475	1,807,229
Total					4,912,173
Total Municipal Bonds (cost $7,289,070)					8,667,515

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.43%

Bear Stearns ALT-A Trust 2004-8 1A	0.868	%#	9/25/2034	2,414	2,352,154
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	1,070	1,139,508
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.534	%#	10/10/2047	1,215	1,271,824
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.189	%#	10/10/2047	50,626	1,028,518
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	5,643	5,751,674
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.315	%#	8/10/2047	5,525	439,434
Commercial Mortgage Pass-Through Certificates 2014-CR20 AM	3.938%		11/10/2047	1,119	1,186,431
Commercial Mortgage Pass-Through Certificates 2014-UBS5 B	4.514	%#	9/10/2047	2,706	2,933,932
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.394	%#	12/20/2054	2,705	2,694,146
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,400	1,411,058
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.284	%#	4/15/2047	5,715	321,941
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284	%#	4/15/2047	1,595	43,607
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	2,000	2,143,697
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	536	527,431
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	569	559,286
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,701	1,522,810
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,049	1,002,544
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,425	1,427,431
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,200	1,200,985
UBS-BAMLL Trust 2012-WRM E†	4.238	%#	6/10/2030	3,905	3,764,734
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71	%#	3/18/2028	4,531	4,386,201
Wells Fargo Commercial Mortgage Trust 2013-LC12 C	4.301	%#	7/15/2046	4,894	5,134,056
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.301	%#	7/15/2046	5,195	5,004,315
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.236	%#	5/15/2047	11,321	846,280
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573	%#	5/15/2047	2,205	111,572
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.724	%#	10/15/2057	69,779	3,262,780
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#	10/15/2057	100,000	2,448,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C25 AS	3.984%#	11/15/2047	$1,237	$1,322,299
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%#	11/15/2047	1,000	1,070,288
Total Non-Agency Commercial Mortgage-Backed Securities (cost $54,590,255)				56,309,036

U.S. TREASURY OBLIGATIONS 23.75%

U.S. Treasury Bond	3.00%	11/15/2044	70,595	76,452,197
U.S. Treasury Note	0.25%	4/15/2016	151,770	151,686,982
U.S. Treasury Note	0.50%	7/31/2017	113,321	112,488,771
U.S. Treasury Note	0.875%	4/15/2017	42,429	42,604,698
U.S. Treasury Note	1.25%	11/30/2018	49,386	49,366,690
U.S. Treasury Note	1.375%	2/29/2020	89,063	88,527,197
U.S. Treasury Note	2.00%	2/15/2025	29,263	29,260,717
Total U.S. Treasury Obligations (cost $549,484,613)				550,387,252
Total Long-Term Investments (cost $2,410,339,803)				2,434,664,947

SHORT-TERM INVESTMENTS 10.85%

COMMERCIAL PAPER 0.15%

Utilities 0.09%
Duke Energy Corp.	Zero Coupon	4/2/2015	2,000	1,999,208

Utilities: Miscellaneous 0.06%

Enable Midstream Partners LP	Zero Coupon	3/23/2015	1,500	1,499,125
Total Commercial Paper (cost $3,498,265)				3,498,333

U.S. TREASURY OBLIGATIONS 3.90%

U.S. Treasury Note	1.25%	8/31/2015	41,537	41,773,886
U.S. Treasury Note	2.125%	12/31/2015	47,893	48,648,799
Total U.S. Treasury Obligations (cost $90,410,599)				90,422,685

REPURCHASE AGREEMENT 6.80%

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $148,860,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $160,616,665; proceeds: $157,466,910 (cost $157,466,910)			157,467	157,466,910
Total Short-Term Investments (cost $251,375,774)				251,387,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Investments	Fair Value
Total Investments in Securities 115.92% (cost $2,661,715,577)	$2,686,052,875
Liabilities in Excess of Cash and Other Assets(f) (15.92%)	(368,812,711)
Net Assets 100.00%	$2,317,240,164

BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2015.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2015.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and the fair value of total return swap as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Morgan Stanley	5/12/2015	2,250,000	$797,759	$776,680	$21,079
euro	Sell	Morgan Stanley	5/13/2015	475,000	537,972	532,000	5,972
euro	Sell	Morgan Stanley	5/13/2015	475,000	537,920	532,000	5,920
euro	Sell	Morgan Stanley	5/13/2015	475,000	538,024	532,000	6,024
euro	Sell	Morgan Stanley	5/13/2015	475,000	537,977	532,000	5,977
Mexican peso	Sell	J.P. Morgan	5/12/2015	30,700,000	2,070,828	2,047,226	23,602
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$68,574

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2015	2,513	Long	$299,753,781	$1,428,771
U.S. 10-Year Treasury Note	June 2015	1,583	Short	(202,302,453)	405,332
Ultra Long U.S. Treasury Bond	June 2015	84	Long	14,135,625	329,290
Totals				$111,586,953	$2,163,393

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2015	266	Short	$(58,141,782)	$(125,156)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

Open Total Return Swap at February 28, 2015:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$164,188	393 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$164,188	4/15/2015	$78,465

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$433,479,058	$—	$433,479,058
Corporate Bonds	—	821,897,000	—	821,897,000
Floating Rate Loan(3)	—	1,924,490	—	1,924,490
Foreign Bonds	—	4,959,142	—	4,959,142
Foreign Government Obligations	—	94,679,909	—	94,679,909
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	4,450,658	—	4,450,658
Government Sponsored Enterprises Pass-Throughs	—	457,910,887	—	457,910,887
Municipal Bonds	—	8,667,515	—	8,667,515
Non-Agency Commercial Mortgage-Backed Securities	—	56,309,036	—	56,309,036
U.S. Treasury Obligations	—	640,809,937	—	640,809,937
Commercial Paper	—	3,498,333	—	3,498,333
Repurchase Agreement	—	157,466,910	—	157,466,910
Total	$—	$2,686,052,875	$—	$2,686,052,875
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$68,574	$—	$68,574
Liabilities	—	—	—	—
Futures Contracts
Assets	2,163,393	—	—	2,163,393
Liabilities	(125,156)	—	—	(125,156)
Total Return Swap
Assets	—	—	78,465	78,465
Liabilities	—	—	—	—
Total	$2,038,237	$68,574	$78,465	$2,185,276

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Total Return Swap
Balance as of December 1, 2014	$164,188
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(85,723)
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of February 28, 2015	$78,465

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Multi-Asset Growth Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Notes to Schedule of Investments (unaudited)(continued)

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(k)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2015, the following Funds had unfunded loan commitments:

Security Name	Fund Name
	Floating Rate Fund	High Yield Fund
Green Energy Partners/Stonewall LLC Advance Conversion Term Loan B2	$4,525,000	$825,000
MH Sub I, LLC Delayed Draw Term Loan	123,105	—
Total	$4,648,105	$825,000

(l)	Inflation-Linked Derivatives-Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

Notes to Schedule of Investments (unaudited)(continued)

(m)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(n)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Schedule of Investments (unaudited)(continued)

(o)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of February 28, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Diversified Equity Strategy Fund
Tax cost	$790,404,771	$1,546,638,951	$242,680,426
Gross unrealized gain	46,670,732	17,916,653	42,233,020
Gross unrealized loss	(21,682,512)	(3,645,151)	(38,252)
Net unrealized security gain	$24,988,220	$14,271,502	$42,194,768

	Floating Rate Fund	High Yield Fund	Income Fund
Tax cost	$7,006,956,775	$4,377,892,094	$2,250,248,834
Gross unrealized gain	27,703,645	107,899,015	63,527,469
Gross unrealized loss	(127,788,493)	(122,282,670)	(30,013,317)
Net unrealized security gain (loss)	$(100,084,848)	$(14,383,655)	$33,514,152

Notes to Schedule of Investments (unaudited)(continued)

	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund	Multi-Asset Growth Fund
Tax cost	$803,822,280	$2,045,315,943	$1,141,931,440
Gross unrealized gain	3,897,485	135,944,732	89,431,003
Gross unrealized loss	(23,031,598)	(31,243,254)	(14,402,803)
Net unrealized security gain (loss)	$(19,134,113)	$104,701,478	$75,028,200

	Multi-Asset Income Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$2,579,997,787	$37,005,915,361	$2,669,219,950
Gross unrealized gain	18,904,909	194,842,811	33,669,752
Gross unrealized loss	(96,793,090)	(879,900,024)	(16,836,827)
Net unrealized security gain (loss)	$(77,888,181)	$(685,057,213)	$16,832,925

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain securities, certain distributions received and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended February 28, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended February 28, 2015 (as described in note 2(e)) for speculative investment purposes. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Floating Rate Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended February 28, 2015 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended February 28, 2015 (as described in note 2(l)) to speculate the rate of inflation in the U.S. economy. Each Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Notes to Schedule of Investments (unaudited)(continued)

High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended February 28, 2015 (as described in note 2(m)) to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into a total return swap for the period ended February 28, 2015 (as described in note 2(n)) to obtain exposure to an issuer (the Reference Entity). Each Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of February 28, 2015, the Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Core Fixed Income Fund	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	—	$2,404,132
Futures Contracts	$500,452	$208,520	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	—	$451,419
Futures Contracts	$35,288	—	—

	High Yield Fund

Asset Derivatives	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	—	$223,342
Forward Foreign Currency Exchange Contracts	$1,067,823	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$1,111,450	—

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$2,930,715	—
Futures Contracts	$4,334,806	—	—
Total Return Swap	—	—	$81,860
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$5,980,025	—

Notes to Schedule of Investments (unaudited)(continued)

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts	Credit Contracts
CPI Swaps	—	—	$13,646,987	—
Forward Foreign Currency Exchange Contracts	—	$35,711	—	—
Futures Contracts	$281,328	—	—	—
Total Return Swap	—	—	—	$10,183
Liability Derivatives
CPI Swaps	—	—	$97,394,695	—
Credit Default Swaps	—	—	—	$22,905
Forward Foreign Currency Exchange Contracts	—	$12,816	—	—
Futures Contracts	$29,708	—	—	—

	Multi-Asset Balanced Opportunity Fund		Multi-Asset Growth Fund

Asset Derivatives	Equity Index Contracts	Foreign Currency Contracts		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$684,367	—	$713,292
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$72,284	—	$142,335
Futures Contracts	$70,532	—	—	—

	Multi-Asset Income Fund
Asset Derivatives	Equity Index Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$754,879
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$84,008
Futures Contracts	$347,956	—

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$1,113,158	—
Futures Contracts	$11,709,686	—	—
Total Return Swap	—	—	$1,414,174
Liability Derivatives
Credit Default Swaps	—	—	$857,641
Forward Foreign Currency Exchange Contracts	—	$229,735	—
Futures Contracts	$1,941,407	—	—

Notes to Schedule of Investments (unaudited)(continued)

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$68,574	—
Futures Contracts	$2,163,393	—	—
Total Return Swap	—	—	$78,465
Liability Derivatives
Futures Contracts	$125,156	—	—

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended February 28, 2015:

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2015	Fair Value at 2/28/2015	Net Realized Gain 12/1/2014 to 2/28/2015		Dividend Income 12/1/2014 to 2/28/2015
Lord Abbett Affiliated Fund, Inc.-Class I	3,350,823	58,812	(28,851)	3,380,784	$56,188,628	$253,105		$345,153
Lord Abbett Developing Growth Fund, Inc.-Class I	565,275	—	(12,637)	552,638	14,495,699	174,623		—
Lord Abbett Securities Trust-Fundamental Equity Fund- Class I	3,065,556	56,330	(38,858)	3,083,028	41,960,015	233,144		—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,850,156	10,496	(26,338)	1,834,314	43,033,005	329,604		—
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,609,169	231,668	(35,413)	1,805,424	43,348,229	5,588,383	(a)	—
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,392,171	180,054	(29,725)	2,542,500	34,171,195	120,962		465,415
Lord Abbett Securities Trust-International Opportunities Fund-Class I	1,258,934	110,663	(31,962)	1,337,635	22,967,196	921,763	(b)	295,428
Lord Abbett Securities Trust-Value Opportunities Fund- Class I	1,372,877	—	—	1,372,877	28,528,385	—		—
Total					$284,692,352	$7,621,584		$1,105,996

(a)	Includes $5,233,389 of distributed capital gains.
(b)	Includes $606,483 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2015	Fair Value at 2/28/2015	Net Realized Gain (Loss) 12/1/2014 to 2/28/2015		Dividend Income 12/1/2014 to 2/28/2015
Lord Abbett Affiliated Fund, Inc.-Class I	1,094,993	966	(1,095,959)	—	$—	$(201,769)		$15,754
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	9,555,754	—	(155,637)	9,400,117	199,658,490	744,581		—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	12,570,009	—	(291,078)	12,278,931	270,627,634	1,317,324		—
Lord Abbett Investment Trust-Convertible Fund-Class I	15,263,418	1,925,997	—	17,189,415	213,320,636	20,124,817	(a)	3,155,185
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5,621,994	515,354	(367,348)	5,770,000	64,393,200	152,989		423,912
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	20,042,841	10,144,952	—	30,187,793	170,561,033	—		943,311
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,285,074	185,719	(445,076)	1,025,717	24,627,454	3,681,289	(b)	—
Lord Abbett Investment Trust-High Yield Fund - Class I	67,338,873	5,135,987	(1,400,745)	71,074,115	543,006,238	12,834,898	(c)	7,865,032
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	30,860,292	10,131,986	—	40,992,278	336,546,603	16,218,637	(d)	1,650,709
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	10,235,158	82,799	(945,178)	9,372,779	247,066,460	10,300,493		2,123,795
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	25,549,883	1,446,656	(10,345,054)	16,651,485	74,265,622	(754,731)		1,094,089
Total					$2,144,073,370	$64,418,528		$17,271,787

(a)	Includes $20,124,817 of distributed capital gains.
(b)	Includes $4,195,381 of distributed capital gains.
(c)	Includes $11,576,864 of distributed capital gains.
(d)	Includes $16,218,637 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2015	Fair Value at 2/28/2015	Net Realized Gain (Loss) 12/1/2014 to 2/28/2015		Dividend Income 12/1/2014 to 2/28/2015
Lord Abbett Affiliated Fund, Inc.-Class I	5,643,275	26,694	(3,069,614)	2,600,355	$43,217,908	$4,704,660		$435,388
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	6,631,984	177,220	(62,370)	6,746,834	143,302,755	322,454		—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9,070,300	35,752	(162,786)	8,943,266	197,109,588	756,613		—
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2,364,631	284,938	(281,737)	2,367,832	26,425,010	126,561		170,118
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	762,399	110,182	(251,781)	620,800	14,905,418	2,200,955	(a)	—
Lord Abbett Investment Trust-High Yield Fund-Class I	37,266,384	4,193,984	(791,128)	40,669,240	310,712,992	6,451,709	(b)	4,422,453
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	20,261,813	10,340,585	—	30,602,398	251,245,690	11,286,839	(c)	1,148,758
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7,418,853	160,915	(30,702)	7,549,066	198,993,368	315,319		1,539,412
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6,224,959	1,413,174	(1,659,234)	5,978,899	26,665,888	(92,369)		247,388
Total					$1,212,578,617	$26,072,741		$7,963,517

(a)	Includes $2,489,006 of distributed capital gains.
(b)	Includes $6,450,718 of distributed capital gains.
(c)	Amount represents distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2014	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2015	Fair Value at 2/28/2015	Net Realized Gain (Loss) 12/1/2014 to 2/28/2015		Dividend Income 12/1/2014 to 2/28/2015
Lord Abbett Affiliated Fund, Inc.-Class I	898,552	276,532	(1,175,084)	—	$—	$116,027		$7,983
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,856,480	169,532	(620,554)	5,405,458	119,136,297	1,710,166		—
Lord Abbett Investment Trust-Convertible Fund-Class I	18,437,082	2,457,432	(804,112)	20,090,402	249,321,884	24,330,489	(a)	3,820,693
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	6,384,403	792,986	(1,028,827)	6,148,562	68,617,947	303,013		451,657
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	24,869,213	10,075,580	—	34,944,793	197,438,082	—		1,141,416
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,704,870	246,388	(556,906)	1,394,352	33,478,384	4,908,958	(b)	—
Lord Abbett Investment Trust-High Yield Fund-Class I	114,475,224	5,860,848	(3,722,672)	116,613,400	890,926,379	18,808,588	(c)	13,135,492
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	24,112,766	9,048,939	(337,710)	32,823,995	269,484,998	12,332,600	(d)	1,287,201
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,760,063	35,944	(1,321,742)	3,474,265	91,581,632	10,322,530		921,954
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	142,470,675	3,694,742	(16,605,083)	129,560,334	577,839,090	(1,696,624)		6,298,277
Total					$2,497,824,693	$71,135,747		$27,064,673

(a)	Includes $24,309,292 of distributed capital gains.
(b)	Includes $5,565,890 of distributed capital gains.
(c)	Includes $19,566,671 of distributed capital gains.
(d)	Includes $12,647,079 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest in Underlying Funds managed by Lord Abbett. As of February 28, 2015, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	19.74%
Lord Abbett Developing Growth Fund, Inc. - Class I	5.09%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	14.74%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	15.11%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	15.23%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	12.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.07%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.02%

Multi-Asset Balanced Opportunity Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	9.31%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.62%
Lord Abbett Investment Trust - Convertible Fund - Class I	9.95%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	3.00%
Lord Abbett Global Fund, Inc. Emerging Markets Currency Fund - Class I	7.96%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1.15%
Lord Abbett Investment Trust - High Yield Fund - Class I	25.33%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	15.70%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	11.52%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	3.46%

Multi-Asset Growth Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	3.56%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	11.82%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	16.26%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	2.18%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1.23%
Lord Abbett Investment Trust - High Yield Fund - Class I	25.62%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20.72%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	16.41%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.20%

Multi-Asset Income Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	4.77%
Lord Abbett Investment Trust - Convertible Fund - Class I	9.98%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	2.75%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	7.90%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1.34%
Lord Abbett Investment Trust - High Yield Fund-Class I	35.67%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	10.79%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	3.67%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	23.13%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Pfizer, Inc.	4.16%
Cheveron Corp.	3.80%
JPMorgan Chase & Co.	3.51%
Eli Lilly &Co.	2.58%
Valero Energy Corp.	2.56%
Cisco Systems, Inc.	2.34%
Apple, Inc.	2.34%
Altria Group, Inc.	2.29%
Wal-Mart Stores, Inc.	2.18%
AT&T, Inc.	2.14%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.34%
Consumer Staples	10.27%
Energy	10.37%
Financials	21.43%
Health Care	11.39%
Industrials	11.83%
Information Technology	11.80%
Materials	4.34%
Telecommunication Services	4.11%
Utilities	5.69%
Repurchase Agreement	0.43%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
Pfizer, Inc.	4.11%
JPMorgan Chase & Co.	3.79%
Cheveron Corp.	3.25%
Citigroup, Inc.	3.07%
Exxon Mobil Corp.	2.47%
Aetna, Inc.	2.30%
Allstate Corp. (The)	2.28%
AT&T, Inc.	2.22%
Morgan Stanley	2.02%
ACE Ltd.	1.86%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	7.26%
Consumer Staples	6.83%
Energy	10.94%
Financials	30.06%
Health Care	13.80%
Industrials	9.93%
Information Technology	9.53%
Materials	3.03%
Telecommunication Services	2.22%
Utilities	5.79%
Repurchase Agreement	0.61%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Kohl’s Corp.	2.53%
Fifth Third Bancorp	2.51%
Whirlpool Corp.	2.43%
XL Group plc	2.28%
Hartford Financial Services Group, Inc. (The)	2.03%
Invesco Ltd.	2.00%
Everest Re Group Ltd.	1.99%
SCANA Corp.	1.91%
Community Health Systems, Inc.	1.90%
Royal Caribbean Cruises Ltd.	1.87%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.33%
Consumer Staples	3.00%
Energy	3.87%
Financials	33.31%
Health Care	9.66%
Industrials	9.55%
Information Technology	10.47%
Materials	6.62%
Utilities	11.25%
Repurchase Agreement	0.94%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Wells Fargo & Co., 7.50%	3.96%
Yahoo!, Inc., Zero Coupon, 12/1/2018	3.36%
Actavis plc, 5.50%	2.99%
Tesla Motors, Inc., 1.25%, 3/1/2021	2.63%
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016	2.35%
Chesapeake Energy Corp., 2.50%, 5/15/2037	2.33%
Twitter, Inc., 1.00%, 9/15/2021	2.23%
HomeAway, Inc., 0.125%, 4/1/2019	2.21%
Gilead Sciences, Inc., 1.625%, 5/1/2016	2.14%
SunPower Corp., 0.75%, 6/1/2018	2.11%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.34%
Consumer Staples	0.58%
Energy	6.46%
Financials	12.56%
Healthcare	18.70%
Industrials	2.51%
Materials	4.58%
Media	1.06%
Technology	33.84%
Telecommunications	0.40%
Transportation	0.67%
Utilities	2.04%
Repurchase Agreement	4.26%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, .25%, 4/15/2016	6.47%
Federal National Mortgage Assoc., 4.00%, 1/1/2099	4.20%
U.S. Treasury Note, 1.375%, 2/29/2020	4.19%
U.S. Treasury Bond, 3.00%, 11/15/2044	3.94%
U.S. Treasury Note, .875%, 4/15/2017	3.72%
U.S. Treasury Note, 2.125%, 12/31/2015	3.22%
U.S. Treasury Note, .50%, 7/31/2017	3.08%
Federal National Mortgage Assoc., 4.00%, 1/1/2099	3.03%
U.S. Treasury Note, 1.250%, 11/30/2018	2.86%
Federal National Mortgage Assoc., 3.00%, 1/1/2099	2.54%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	0.33%
Basic Industry	0.35%
Consumer Cyclicals	1.85%
Consumer Discretionary	0.14%
Consumer Services	1.12%
Consumer Staples	0.39%
Energy	2.26%
Financial Service	26.16%
Foreign Government	1.41%
Government	51.05%
Health Care	1.47%
Integrated Oil	1.62%
Materials and Processing	1.60%
Municipal	0.52%
Other	0.13%
Producer Durables	0.78%
Technology	0.90%
Telecommunications	1.00%
Transportation	0.36%
Utilities	1.43%
Repurchase Agreement	5.13%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
EPAM Systems, Inc.	1.74%
FireEye, Inc.	1.69%
GrubHub, Inc.	1.67%
Trex Co., Inc.	1.66%
IPG Photonics Corp.	1.65%
Cavium, Inc.	1.53%
Proofpoint, Inc.	1.51%
United Natural Foods, Inc.	1.50%
Qualys, Inc.	1.49%
Ultimate Software Group, Inc.	1.46%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.65%
Consumer Staples	2.79%
Energy	0.53%
Financials	8.91%
Health Care	22.98%
Industrials	11.69%
Information Technology	36.37%
Materials	0.48%
Repurchase Agreement	2.60%
Total	100.00%

*         A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.250%, 8/31/2015	3.75%
Marathon Oil Corp., 0.900%, 11/1/2015	1.27%
Amgen Inc. Term Loan	1.10%
QVC, Inc., 7.375%, 10/15/2020	0.97%
Aventura Mall Trust 2013-AVM A, 3.743%, 12/5/2032	0.86%
Laclede Group, Inc. (The), 1.007%, 8/15/2017	0.84%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.242%, 10/15/2044	0.82%
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 6/1/2022	0.77%
Commercial Mortgage Pass-Through Certificates 2012-9W57 A, 2.365%, 2/10/2029	0.76%
Glencore Funding LLC, 1.421%, 5/27/2016	0.75%

Holdings by Sector*	% of Investments
Asset Backed	19.47%
Automotive	1.47%
Banking	6.30%
Basic Industry	3.36%
Capital Goods	1.97%
Consumer Goods	1.24%
Energy	9.38%
Financial Services	2.44%
Foreign Government	0.04%
Healthcare	4.35%
Insurance	1.07%
Leisure	3.30%
Media	1.95%
Mortgage Backed	27.59%
Municipal	0.18%
Real Estate	2.99%
Retail	2.41%
Services	1.16%
Technology & Electronics	1.56%
Telecommunications	1.86%
Transportation	0.91%
U.S. Government	3.75%
Utility	1.25%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	3.91%
Pfizer, Inc.	3.89%
JPMorgan Chase & Co.	3.64%
Intel Corp.	3.48%
Hartford Financial Services, Inc. (The)	2.79%
Allstate Corp.	2.77%
Eli Lilly & Co.	2.71%
Exxon Mobil Corp.	2.59%
PepsiCo, Inc.	2.58%
Affiliated Managers Group, Inc.	2.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.33%
Consumer Staples	6.49%
Energy	10.13%
Financials	27.79%
Health Care	16.59%
Industrials	8.17%
Information Technology	12.22%
Materials	4.40%
Telecommunication Services	0.84%
Utilities	4.35%
Repurchase Agreement	1.69%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	4.74%
Facebook, Inc. Class A	3.36%
Visa, Inc. Class A	2.43%
LinkedIn Corp. Class A	2.34%
MasterCard, Inc. Class A	2.24%
Biogen Idec, Inc.	2.00%
salesforce.com, Inc.	1.93%
Walt Disney Co. (The)	1.90%
Starbucks Corp.	1.79%
Celgene Corp.	1.74%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	21.88%
Consumer Staples	6.59%
Energy	0.49%
Financials	3.86%
Health Care	15.33%
Industrials	10.47%
Information Technology	39.01%
Materials	1.18%
Telecommunication Services	0.50%
Repurchase Agreement	0.69%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
AutoZone, Inc.	2.04%
Avago Technologies Ltd. (Singapore)	2.02%
LinkedIn Corp. Class A	1.97%
VF Corp.	1.81%
Affiliated Managers Group, Inc.	1.65%
Expedia, Inc.	1.59%
Monster Beverage Corp.	1.56%
Verisk Analytics, Inc. Class A	1.52%
Dollar General Corp.	1.49%
Akamai Technologies, Inc.	1.44%

Holdings by Sector*	% of Investments
Consumer Discretionary	25.27%
Consumer Staples	7.02%
Energy	1.13%
Financials	9.65%
Health Care	16.39%
Industrials	18.39%
Information Technology	18.88%
Materials	2.12%
Telecommunication Services	1.05%
Repurchase Agreement	0.10%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Seven Generations Energy Ltd., 8.25%, 5/15/2020	0.64%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	0.61%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.59%
DISH DBS Corp., 5.875%, 7/15/2022	0.57%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/2021	0.55%
AMC Networks, Inc., 4.75%, 12/15/2022	0.54%
T-Mobile USA, Inc., 6.863%, 4/28/2023	0.52%
First Data Corp., 11.25%, 1/15/2021	0.52%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.48%
HJ Heinz Co., 4.875%, 2/15/2025	0.47%

Holdings by Sector*	% of Investments
Asset Backed	0.12%
Automotive	2.03%
Banking	2.17%
Basic Industry	10.41%
Capital Goods	4.55%
Consumer Goods	6.71%
Energy	12.23%
Financial Services	4.46%
Foreign Sovereign	0.10%
Healthcare	9.60%
Insurance	0.79%
Leisure	5.81%
Media	9.46%
Real Estate	0.77%
Retail	7.21%
Services	2.99%
Technology & Electronics	6.76%
Telecommunications	5.89%
Transportation	2.67%
Utility	2.75%
Repurchase Agreement	2.52%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	2.90%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 6/15/2028	0.84%
LB-UBS Commercial Mortgage Trust 2006-C7 AM, 5.378%, 11/15/2038	0.81%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.78%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.72%
Government National Mortgage Assoc. 2014-64 IO, 1.308%, 12/16/2054	0.69%
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B, 5.796%, 8/12/2045	0.69%
Mylan, Inc., 7.875%, 7/15/2020	0.67%
Air Lease Corp., 5.625%, 4/1/2017	0.63%
Tesco Treasury Services plc, 0.616%, 8/18/2015	0.63%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	1.02%
Basic Industry	0.83%
Capital Goods	0.11%
Consumer Cyclical	4.52%
Consumer Discretionary	1.88%
Consumer Non-Cyclical	0.05%
Consumer Services	1.06%
Consumer Staples	1.18%
Energy	5.99%
Financial Services	49.07%
Foreign Government	0.25%
Healthcare	4.79%
Integrated Oils	2.66%
Materials and Processing	3.00%
Municipal	0.11%
Producer Durables	0.41%
Technology	2.68%
Telecommunications	1.83%
Transportation	1.01%
U.S. Government	10.28%
Utilities	1.27%
Repurchase Agreement	6.00%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc Class A ADR	2.22%
Heineken Holding NV	2.16%
Toyota Motor Corp.	2.07%
Imperial Tobacco Group plc	1.88%
Asahi Kasei Corp.	1.78%
Novartis AG Registered Shares	1.75%
Fresenius SE & Co. KGaA	1.74%
Indiabulls Housing Finance Ltd.	1.70%
Prudential plc	1.64%
Safran SA	1.64%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.00%
Consumer Staples	9.94%
Energy	4.78%
Financials	26.24%
Health Care	11.05%
Industrials	13.67%
Information Technology	7.08%
Materials	3.13%
Telecommunication Services	7.01%
Utilities	4.36%
Repurchase Agreement	1.74%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc Class A ADR	2.61%
National Australia Bank Ltd.	2.44%
Total SA ADR	2.36%
Freenet AG	1.92%
TeliaSonera AB	1.81%
Imperial Tobacco Group plc	1.77%
Rio Tinto plc ADR	1.74%
Snam SpA	1.73%
TDC A/C	1.65%
BAE Systems plc	1.65%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.65%
Consumer Staples	6.45%
Energy	13.53%
Financials	28.22%
Health Care	5.56%
Industrials	6.40%
Information Technology	2.65%
Materials	2.03%
Telecommunication Services	11.78%
Utilities	11.12%
Repurchase Agreement	1.61%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Indiabulls Housing Finance Ltd.	2.70%
Arcadis NV	1.78%
Sun Hung Kai & Co., Ltd.	1.74%
UDG Healthcare plc	1.70%
NSK Ltd.	1.69%
Arrow Global Group plc	1.62%
Loomis AB Class B	1.61%
Aalberts Industries NV	1.47%
Anima Holdings SpA	1.46%
Essentra plc	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.59%
Consumer Staples	4.32%
Energy	2.83%
Financials	25.68%
Health Care	3.53%
Industrials	22.71%
Information Technology	11.49%
Materials	4.40%
Telecommunication Services	0.67%
Utilities	3.12%
Repurchase Agreement	3.66%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.47%
XL Group plc	2.33%
International Paper Co.	2.12%
Whirlpool Corp.	2.10%
Fidelity National Information Services, Inc.	2.08%
Invesco Ltd.	1.99%
Cigna Corp.	1.96%
Jarden Corp.	1.94%
Wyndham Worldwide Corp.	1.93%
Lincoln National Corp.	1.89%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	10.81%
Consumer Staples	1.86%
Energy	5.51%
Financials	33.67%
Health Care	11.58%
Industrials	8.23%
Information Technology	11.05%
Materials	7.74%
Utilities	8.22%
Repurchase Agreement	1.33%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.02%
U.S. Treasury Note, 2.125%, 12/31/2015	1.29%
Air Lease Corp., 5.625%, 4/1/2017	0.75%
Host Hotels and Resorts LP, 6.00%, 11/1/2020	0.63%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.61%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.60%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.59%
QVC, Inc., 7.375%, 10/15/2020	0.54%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B, 2.856%, 12/1/2044	0.54%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 4/15/2021	0.51%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	1.13%
Basic Industry	0.71%
Capital Goods	0.07%
Consumer Cyclicals	4.27%
Consumer Discretionary	1.78%
Consumer Non-Cyclical	0.03%
Consumer Services	1.41%
Consumer Staples	1.38%
Energy	6.67%
Financial Services	52.86%
Foreign Government	0.55%
Health Care	5.43%
Integrated Oils	2.23%
Materials and Processing	3.24%
Municipal	0.18%
Producer Durables	0.48%
Technology	2.69%
Telecommunications	1.78%
Transportation	0.96%
U.S. Government	8.78%
Utilities	1.92%
Repurchase Agreement	1.45%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Akamai Technologies, Inc.	2.47%
HCC Insurance Holdings, Inc.	2.13%
Jarden Corp.	2.06%
Ryder System, Inc.	1.96%
Marvell Technology Group Ltd.	1.95%
Pinnacle Foods, Inc.	1.89%
Synaptics, Inc.	1.71%
Federal Realty Investment Trust	1.63%
Signature Bank	1.60%
Fidelity National Information Services, Inc.	1.58%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.17%
Consumer Staples	2.67%
Energy	4.36%
Financials	25.27%
Health Care	8.69%
Industrials	12.95%
Information Technology	18.16%
Materials	6.52%
Telecommunication Services	1.02%
Utilities	5.84%
Repurchase Agreement	0.35%
Total	100.00%

*         A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 24, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 24, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 24, 2015